UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7436

THE DFA INVESTMENT TRUST COMPANY

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices)(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary

The DFA Investment Trust Company,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: (512) 306-7400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

The DFA Investment Trust Company

Form N-Q

July 31, 2009

(Unaudited)

THE DFA INVESTMENT TRUST COMPANY

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations
ADR	American Depository Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
NVDR	Non-Voting Depository Receipt
STRIP	Separate Trading of Registered Interest and Principal of Securities

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Security.
#	Total or Partial Securities on Loan.
^	Denominated in local currency or the Euro, unless otherwise noted.
@	Security purchased with cash proceeds from securities on loan.
##	See Federal Tax Cost Note within the Notes to Schedules of Investments.
•	Security is being fair valued at July 31, 2009.
(r)	The adjustable rate shown is effective as of July 31, 2009.
(g)	Face Amount Denominated in British Pounds.
(j)	Face Amount Denominated in Japanese Yen.
(f)	Face Amount Denominated in Swiss Francs.
(u)	Face Amount Denominated in United States Dollars.
—	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value†
COMMON STOCKS — (84.3%)
Consumer Discretionary — (7.7%)
#*Abercrombie & Fitch Co.	32,808	$937,981
#*Amazon.com, Inc.	120,304	10,317,271
#*Apollo Group, Inc. Class A	40,228	2,777,341
#*AutoNation, Inc.	40,333	834,086
#*Autozone, Inc.	13,476	2,069,509
*Bed Bath and Beyond, Inc.	96,943	3,368,769
#Best Buy Co., Inc.	127,440	4,762,433
#*Big Lots, Inc.	30,827	710,254
Black & Decker Corp.	22,446	843,970
Carnival Corp.	163,573	4,578,408
CBS Corp. Class B	253,679	2,077,631
*Centex Corp.	46,474	507,031
#Coach, Inc.	118,567	3,508,398
Comcast Corp. Class A	1,076,472	15,996,374
#D.R. Horton, Inc.	102,936	1,193,028
Darden Restaurants, Inc.	51,194	1,658,174
DeVry, Inc.	22,993	1,143,672
#*DIRECTV Group, Inc. (The)	195,685	5,068,242
Disney (Walt) Co.	693,195	17,413,058
#Eastman Kodak Co.	100,127	297,377
*Expedia, Inc.	78,552	1,626,812
Family Dollar Stores, Inc.	52,356	1,645,026
#*Ford Motor Co.	1,201,493	9,611,944
Fortune Brands, Inc.	56,075	2,218,888
*GameStop Corp. Class A	61,460	1,345,359
Gannett Co., Inc.	86,777	607,439
Gap, Inc.	171,700	2,802,144
Genuine Parts Co.	59,527	2,108,446
#*Goodyear Tire & Rubber Co.	90,282	1,536,600
H&R Block, Inc.	126,811	2,116,476
#Harley-Davidson, Inc.	87,531	1,978,201
#*Harman International Industries, Inc.	25,882	638,768
Hasbro, Inc.	46,463	1,231,270
#Home Depot, Inc.	633,284	16,427,387
#International Game Technology	110,621	2,184,765
#*Interpublic Group of Companies, Inc.	178,603	930,522
J.C. Penney Co., Inc.	88,038	2,654,346
#Johnson Controls, Inc.	221,863	5,741,814
#KB HOME	27,620	460,978
#*Kohl’s Corp.	114,013	5,535,331
#Leggett & Platt, Inc.	58,524	1,015,391
#Lennar Corp. Class A	52,708	624,063
#Limited Brands, Inc.	100,845	1,304,934
Lowe’s Companies, Inc.	551,241	12,380,873
Macy’s, Inc.	157,014	2,184,065
#Marriott International, Inc. Class A	110,825	2,387,180
Mattel, Inc.	133,856	2,353,188
McDonald’s Corp.	411,881	22,678,168
#McGraw-Hill Companies, Inc.	117,416	3,680,992
#Meredith Corp.	13,440	355,757
*New York Times Co. Class A (The)	43,536	342,628
#Newell Rubbermaid, Inc.	103,638	1,333,821
News Corp. Class A	858,781	8,871,208
NIKE, Inc. Class B	144,662	8,193,656
#Nordstrom, Inc.	59,774	1,580,425
*Office Depot, Inc.	102,557	466,634
#Omnicom Group, Inc.	116,051	3,945,734

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*O’Reilly Automotive, Inc.	50,646	$2,059,266
#Polo Ralph Lauren Corp.	21,105	1,330,670
Pulte Homes, Inc.	80,124	911,010
#*RadioShack Corp.	46,715	724,550
Scripps Networks Interactive	33,776	1,090,289
#*Sears Holdings Corp.	20,150	1,336,751
#Sherwin-Williams Co.	36,720	2,120,580
#Snap-On, Inc.	21,506	766,259
Stanley Works (The)	29,522	1,185,308
#Staples, Inc.	267,064	5,613,685
#*Starbucks Corp.	274,742	4,862,933
#Starwood Hotels & Resorts Worldwide, Inc.	69,686	1,645,286
#Target Corp.	280,857	12,250,982
#Tiffany & Co.	46,322	1,381,785
Time Warner Cable, Inc.	131,541	4,348,745
Time Warner, Inc.	446,680	11,908,489
#TJX Companies, Inc. (The)	154,389	5,593,513
V.F. Corp.	33,037	2,137,164
*Viacom, Inc. Class B	226,409	5,243,632
Washington Post Co.	2,246	1,014,069
#Whirlpool Corp.	27,562	1,573,515
Wyndham Worldwide Corp.	66,483	927,438
#*Wynn Resorts, Ltd.	25,269	1,293,015
Yum! Brands, Inc.	172,329	6,110,786

Total Consumer Discretionary		294,593,960

Consumer Staples — (10.0%)
Altria Group, Inc.	771,929	13,531,915
#Archer-Daniels-Midland Co.	239,685	7,219,312
#Avon Products, Inc.	159,380	5,160,724
Brown-Forman Corp. Class B	36,451	1,602,022
Campbell Soup Co.	74,549	2,313,256
#Clorox Co.	51,916	3,167,395
Coca-Cola Co.	743,276	37,044,876
Coca-Cola Enterprises, Inc.	118,391	2,224,567
Colgate-Palmolive Co.	186,508	13,510,640
ConAgra, Inc.	166,970	3,277,621
*Constellation Brands, Inc. Class A	73,431	1,003,068
#Costco Wholesale Corp.	162,040	8,020,980
CVS Caremark Corp.	543,534	18,197,518
*Dean Foods Co.	66,087	1,400,384
*Dr Pepper Snapple Group, Inc.	94,777	2,332,462
#Estee Lauder Companies, Inc.	43,325	1,578,763
General Mills, Inc.	122,821	7,235,385
Heinz (H.J.) Co.	117,464	4,517,665
Hershey Co. (The)	61,873	2,471,826
Hormel Foods Corp.	26,064	935,958
J.M. Smucker Co.	44,214	2,212,026
Kellogg Co.	94,257	4,477,208
Kimberly-Clark Corp.	154,640	9,038,708
Kraft Foods, Inc.	549,830	15,582,182
Kroger Co. (The)	243,545	5,206,992
Lorillard, Inc.	62,784	4,628,437
#McCormick & Co., Inc.	48,647	1,567,406
Molson Coors Brewing Co.	55,657	2,516,253
Pepsi Bottling Group, Inc.	51,017	1,732,027
#PepsiCo, Inc.	581,208	32,983,554
Philip Morris International, Inc.	732,330	34,126,578
Procter & Gamble Co.	1,088,167	60,404,150
Reynolds American, Inc.	63,083	2,744,741
Safeway, Inc.	159,006	3,009,984

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Sara Lee Corp.	259,707	$2,763,283
SUPERVALU, Inc.	78,998	1,171,540
#Sysco Corp.	220,232	5,232,712
Tyson Foods, Inc. Class A	112,773	1,288,995
#Walgreen Co.	370,246	11,496,138
Wal-Mart Stores, Inc.	833,146	41,557,323
#Whole Foods Market, Inc.	52,431	1,268,306

Total Consumer Staples		381,754,880

Energy — (10.1%)
Anadarko Petroleum Corp.	186,369	8,982,986
Apache Corp.	125,137	10,505,251
#Baker Hughes, Inc.	115,661	4,684,271
BJ Services Co.	109,042	1,546,216
Cabot Oil & Gas Corp.	38,691	1,359,215
#*Cameron International Corp.	81,006	2,529,817
Chesapeake Energy Corp.	210,398	4,510,933
Chevron Corp.	748,419	51,992,668
ConocoPhillips	553,119	24,176,832
CONSOL Energy, Inc.	67,439	2,396,108
*Denbury Resources, Inc.	92,907	1,542,256
Devon Energy Corp.	165,726	9,627,023
#Diamond Offshore Drilling, Inc.	25,947	2,331,857
#El Paso Corp.	261,714	2,632,843
ENSCO International, Inc.	52,940	2,005,897
EOG Resources, Inc.	93,439	6,917,289
Exxon Mobil Corp.	1,821,778	128,234,953
#*FMC Technologies, Inc.	46,139	2,007,047
Halliburton Co.	334,925	7,398,493
Hess Corp.	106,224	5,863,565
Marathon Oil Corp.	264,241	8,521,772
#Massey Energy Co.	31,914	848,912
Murphy Oil Corp.	71,228	4,145,470
#*Nabors Industries, Ltd.	105,671	1,798,520
*National-Oilwell, Inc.	156,112	5,610,665
Noble Energy, Inc.	64,718	3,955,564
Occidental Petroleum Corp.	302,622	21,589,053
Peabody Energy Corp.	99,815	3,304,875
Pioneer Natural Resources Co.	42,555	1,214,945
#Range Resources Corp.	58,446	2,712,479
Rowan Companies, Inc.	42,216	900,467
Schlumberger, Ltd.	446,663	23,896,471
#Smith International, Inc.	81,876	2,057,544
*Southwestern Energy Co.	128,294	5,315,220
#Spectra Energy Corp.	240,795	4,420,996
Sunoco, Inc.	43,642	1,077,521
#Tesoro Petroleum Corp.	51,654	676,151
Valero Energy Corp.	207,693	3,738,474
Williams Companies, Inc. (The)	216,571	3,614,570
XTO Energy, Inc.	216,425	8,706,778

Total Energy		389,351,967

Financials — (10.9%)
#AFLAC, Inc.	174,516	6,607,176
Allstate Corp.	200,247	5,388,647
#American Express Co.	443,310	12,558,972
#American International Group, Inc.	50,228	659,996
Ameriprise Financial, Inc.	95,135	2,644,753
AON Corp.	103,342	4,076,842
Assurant, Inc.	43,962	1,121,910
Bank of America Corp.	3,225,789	47,709,419

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Bank of New York Mellon Corp.	446,306	$12,202,006
#BB&T Corp.	241,511	5,525,772
#Capital One Financial Corp.	168,696	5,178,967
#*CB Richard Ellis Group, Inc.	88,337	962,873
Charles Schwab Corp. (The)	350,585	6,264,954
Chubb Corp.	131,458	6,070,730
Cincinnati Financial Corp.	60,690	1,465,663
Citigroup, Inc.	2,058,134	6,524,285
CME Group, Inc.	24,775	6,908,013
Comerica, Inc.	56,419	1,345,029
Discover Financial Services	199,977	2,375,727
#*E*TRADE Financial Corp.	416,433	624,650
#Federated Investors, Inc.	33,411	866,347
Fifth Third Bancorp	296,806	2,819,657
*First Horizon National Corp.	80,244	1,028,728
Franklin Resources, Inc.	56,246	4,987,895
Genworth Financial, Inc.	161,732	1,115,951
Goldman Sachs Group, Inc.	187,948	30,691,908
Hartford Financial Services Group, Inc.	121,497	2,003,486
Hudson City Bancorp, Inc.	194,694	2,737,398
#Huntington Bancshares, Inc.	202,948	830,057
#*IntercontinentalExchange, Inc.	27,190	2,557,491
Invesco, Ltd.	153,562	3,032,850
#Janus Capital Group, Inc.	66,986	915,029
JPMorgan Chase & Co.	1,456,449	56,291,754
KeyCorp.	292,500	1,690,650
#Legg Mason, Inc.	53,429	1,503,492
#*Leucadia National Corp.	67,672	1,657,964
Lincoln National Corp.	110,542	2,342,385
Loews Corp.	134,852	4,048,257
#M&T Bank Corp.	30,541	1,781,151
Marsh & McLennan Cos., Inc.	195,084	3,983,615
Marshall & Ilsley Corp.	131,537	794,483
*MBIA, Inc.	63,628	266,601
MetLife, Inc.	305,584	10,374,577
Moody’s Corp.	71,277	1,692,116
Morgan Stanley	504,634	14,382,069
*NASDAQ OMX Group, Inc. (The)	51,314	1,084,265
#Northern Trust Corp.	89,958	5,380,388
NYSE Euronext, Inc.	97,068	2,615,983
#*People’s United Financial, Inc.	130,030	2,112,988
#Plum Creek Timber Co., Inc.	60,782	1,901,261
#PNC Financial Services Group, Inc.	171,841	6,299,691
#Principal Financial Group, Inc.	115,985	2,748,844
*Progressive Corp.	254,251	3,961,231
Prudential Financial, Inc.	172,804	7,650,033
Regions Financial Corp.	431,215	1,905,970
#*SLM Corp.	174,533	1,551,598
State Street Corp.	184,336	9,272,101
#SunTrust Banks, Inc.	186,139	3,629,710
T. Rowe Price Group, Inc.	95,380	4,455,200
#Torchmark Corp.	30,888	1,206,485
Travelers Companies, Inc. (The)	218,565	9,413,595
U.S. Bancorp	708,505	14,460,587
Unum Group	123,678	2,321,436
Wells Fargo & Co.	1,738,262	42,517,889
XL Capital, Ltd.	127,719	1,798,284
#Zions Bancorporation	43,045	584,551

Total Financials		417,484,385

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Health Care — (11.5%)
Abbott Laboratories	576,977	$25,958,195
Aetna, Inc.	166,846	4,499,837
Allergan, Inc.	114,807	6,134,138
#AmerisourceBergen Corp.	56,372	1,111,656
*Amgen, Inc.	377,956	23,550,438
#Bard (C.R.), Inc.	37,073	2,727,461
Baxter International, Inc.	225,880	12,732,856
Becton Dickinson & Co.	89,428	5,826,234
#*Biogen Idec, Inc.	107,731	5,122,609
*Boston Scientific Corp.	562,398	6,040,155
Bristol-Myers Squibb Co.	739,537	16,077,534
Cardinal Health, Inc.	134,426	4,476,386
#*Celgene Corp.	171,845	9,788,291
#*Cephalon, Inc.	27,564	1,616,629
#Cigna Corp.	101,838	2,892,199
*Coventry Health Care, Inc.	55,416	1,274,568
#*DaVita, Inc.	38,606	1,918,718
#DENTSPLY International, Inc.	55,452	1,849,324
Eli Lilly & Co.	377,498	13,170,905
#*Express Scripts, Inc.	101,239	7,090,780
*Forest Laboratories, Inc.	112,606	2,908,613
*Genzyme Corp.	100,714	5,226,049
*Gilead Sciences, Inc.	338,395	16,557,667
*Hospira, Inc.	59,912	2,302,418
*Humana, Inc.	63,325	2,080,226
IMS Health, Inc.	67,859	814,308
#*Intuitive Surgical, Inc.	14,132	3,212,486
Johnson & Johnson	1,028,755	62,640,892
*King Pharmaceuticals, Inc.	92,576	839,664
#*Laboratory Corp. of America Holdings	40,432	2,716,626
#*Life Technologies Corp.	65,212	2,969,102
McKesson Corp.	101,331	5,183,081
*Medco Health Solutions, Inc.	180,089	9,519,505
Medtronic, Inc.	417,475	14,786,965
#Merck & Co., Inc.	787,245	23,625,222
#*Millipore Corp.	20,695	1,440,372
#*Mylan, Inc.	113,885	1,502,143
#*Patterson Companies, Inc.	34,149	866,019
PerkinElmer, Inc.	43,523	767,311
#Pfizer, Inc.	2,519,273	40,132,019
Quest Diagnostics, Inc.	56,058	3,061,888
Schering-Plough Corp.	607,918	16,115,906
*St. Jude Medical, Inc.	129,308	4,876,205
#Stryker Corp.	88,962	3,458,843
#*Tenet Healthcare Corp.	155,885	615,746
#*Thermo Fisher Scientific, Inc.	156,173	7,071,513
UnitedHealth Group, Inc.	444,088	12,461,109
#*Varian Medical Systems, Inc.	46,802	1,650,707
#*Waters Corp.	35,991	1,808,548
*Watson Pharmaceuticals, Inc.	39,354	1,366,764
*WellPoint, Inc.	180,936	9,524,471
Wyeth	497,867	23,175,709
*Zimmer Holdings, Inc.	80,304	3,742,166

Total Health Care		442,879,176

Industrials — (8.4%)
3M Co.	259,242	18,281,746
#Avery Dennison Corp.	42,089	1,125,039
B.F. Goodrich Co.	46,240	2,374,886
#Boeing Co.	271,120	11,633,759
#Burlington Northern Santa Fe Corp.	103,952	8,169,588

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
#C.H. Robinson Worldwide, Inc.	63,300	$3,451,749
#Caterpillar, Inc.	224,643	9,897,771
#Cintas Corp.	49,056	1,235,230
#Cooper Industries, Ltd.	62,152	2,047,908
CSX Corp.	146,148	5,863,458
Cummins, Inc.	75,346	3,240,631
#Danaher Corp.	95,200	5,830,048
#Deere & Co.	157,831	6,903,528
#Dover Corp.	69,447	2,361,892
Dun & Bradstreet Corp. (The)	19,851	1,429,073
Eaton Corp.	61,825	3,209,954
Emerson Electric Co.	280,544	10,206,191
Equifax, Inc.	47,128	1,227,684
#Expeditors International of Washington, Inc.	79,277	2,689,869
#Fastenal Co.	48,243	1,716,004
FedEx Corp.	116,243	7,885,925
Flowserve Corp.	20,917	1,689,466
#Fluor Corp.	67,141	3,545,045
General Dynamics Corp.	143,743	7,961,925
General Electric Co.	3,953,484	52,976,686
Honeywell International, Inc.	277,710	9,636,537
Illinois Tool Works, Inc.	143,540	5,820,547
*Iron Mountain, Inc.	67,242	1,964,139
ITT Industries, Inc.	67,948	3,356,631
*Jacobs Engineering Group, Inc.	46,090	1,888,768
L-3 Communications Holdings, Inc.	43,514	3,285,307
Lockheed Martin Corp.	121,957	9,117,505
#Manitowoc Co., Inc. (The)	48,665	300,750
Masco Corp.	134,141	1,868,584
*Monster Worldwide, Inc.	47,058	613,166
Norfolk Southern Corp.	137,030	5,926,548
Northrop Grumman Corp.	120,764	5,383,659
#Paccar, Inc.	135,590	4,698,194
Pall Corp.	44,028	1,324,362
#Parker Hannifin Corp.	59,925	2,653,479
#Pitney Bowes, Inc.	77,053	1,591,144
Precision Castparts Corp.	52,290	4,173,265
#*Quanta Services, Inc.	72,795	1,696,851
R. R. Donnelley & Sons Co.	76,620	1,065,018
#Raytheon Co.	147,123	6,907,425
Republic Services, Inc.	120,209	3,197,559
#Robert Half International, Inc.	57,050	1,414,269
#Rockwell Automation, Inc.	52,950	2,192,660
#Rockwell Collins, Inc.	59,130	2,495,286
Ryder System, Inc.	20,866	733,023
Southwest Airlines Co.	276,577	2,171,129
#*Stericycle, Inc.	31,703	1,623,194
#Textron, Inc.	100,350	1,348,704
Union Pacific Corp.	188,203	10,825,437
#United Parcel Service, Inc.	371,489	19,960,104
United Technologies Corp.	351,701	19,157,153
#W.W. Grainger, Inc.	23,232	2,088,789
#Waste Management, Inc.	183,685	5,163,385

Total Industrials		322,597,626

Information Technology — (15.8%)
#*Adobe Systems, Inc.	195,533	6,339,180
#*Advanced Micro Devices, Inc.	209,270	765,928
*Affiliated Computer Services, Inc. Class A	36,436	1,727,431
*Agilent Technologies, Inc.	128,188	2,976,525
#*Akamai Technologies, Inc.	64,522	1,060,742

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Altera Corp.	109,548	$2,047,452
#Amphenol Corp.	63,949	2,132,699
#Analog Devices, Inc.	108,735	2,976,077
*Apple, Inc.	333,058	54,418,347
#Applied Materials, Inc.	497,671	6,867,860
#*Autodesk, Inc.	85,274	1,859,826
#Automatic Data Processing, Inc.	187,284	6,976,329
*BMC Software, Inc.	69,039	2,349,397
#*Broadcom Corp.	159,577	4,504,859
CA, Inc.	147,214	3,112,104
#*Ciena Corp.	34,029	379,764
*Cisco Sytems, Inc.	2,153,365	47,395,564
*Citrix Systems, Inc.	67,562	2,405,207
*Cognizant Technology Solutions Corp.	109,059	3,227,056
*Computer Sciences Corp.	56,561	2,724,543
*Compuware Corp.	90,336	662,163
*Convergys Corp.	45,799	490,507
Corning, Inc.	580,119	9,862,023
#*Dell, Inc.	649,247	8,686,925
#*eBay, Inc.	403,479	8,573,929
*Electronic Arts, Inc.	120,572	2,588,681
#*EMC Corp.	751,529	11,318,027
Fidelity National Information Services, Inc.	71,402	1,672,235
#*Fiserv, Inc.	58,090	2,754,047
*FLIR Systems, Inc.	56,093	1,205,439
*Google, Inc.	89,644	39,716,774
Harris Corp.	49,427	1,547,559
Hewlett-Packard Co.	890,880	38,575,104
Intel Corp.	2,085,089	40,137,963
#International Business Machines Corp.	493,326	58,177,935
*Intuit, Inc.	120,613	3,582,206
#Jabil Circuit, Inc.	79,808	731,041
*JDS Uniphase Corp.	82,305	482,307
#*Juniper Networks, Inc.	195,318	5,103,659
#KLA-Tencor Corp.	63,425	2,021,989
*Lexmark International, Inc.	29,150	422,092
#Linear Technology Corp.	82,979	2,229,646
#*LSI Corp.	242,253	1,254,870
#MasterCard, Inc. Class A	27,046	5,247,735
#*McAfee, Inc.	58,007	2,585,952
#*MEMC Electronic Materials, Inc.	83,437	1,470,160
#Microchip Technology, Inc.	68,271	1,838,538
*Micron Technology, Inc.	316,117	2,019,988
Microsoft Corp.	2,857,434	67,206,848
Molex, Inc.	51,752	919,115
Motorola, Inc.	855,840	6,127,814
#National Semiconductor Corp.	72,866	1,097,362
*NetApp, Inc.	123,480	2,773,361
*Novell, Inc.	128,872	590,234
#*Novellus Systems, Inc.	36,459	713,503
#*Nvidia Corp.	203,919	2,636,673
Oracle Corp.	1,413,976	31,291,289
#Paychex, Inc.	119,892	3,177,138
*QLogic Corp.	44,365	578,963
#QUALCOMM, Inc.	617,882	28,552,327
*Red Hat, Inc.	70,545	1,610,542
#*Salesforce.com, Inc.	39,652	1,718,518
#*Sandisk Corp.	84,694	1,509,247
*Sun Microsystems, Inc.	278,607	2,554,826
#*Symantec Corp.	305,330	4,558,577
*Tellabs, Inc.	147,756	856,985

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Teradata Corp.	64,476	$1,584,175
#*Teradyne, Inc.	64,627	509,261
Texas Instruments, Inc.	475,427	11,434,019
Total System Services, Inc.	73,608	1,080,565
#*VeriSign, Inc.	71,993	1,471,537
*Western Digital Corp.	83,110	2,514,077
Western Union Co.	261,820	4,576,614
Xerox Corp.	322,861	2,644,232
#Xilinx, Inc.	102,867	2,231,185
*Yahoo!, Inc.	520,769	7,457,412

Total Information Technology		605,182,783

Materials — (2.9%)
Air Products & Chemicals, Inc.	78,337	5,843,940
AK Steel Holding Corp.	40,797	802,477
#Alcoa, Inc.	363,733	4,277,500
#Allegheny Technologies, Inc.	36,594	990,966
#Ball Corp.	35,088	1,696,856
Bemis Co., Inc.	40,180	1,057,538
CF Industries Holdings, Inc.	18,088	1,427,867
Dow Chemical Co.	401,679	8,503,544
#du Pont (E.I.) de Nemours & Co.	337,340	10,433,926
Eastman Chemical Co.	27,117	1,346,630
#Ecolab, Inc.	62,684	2,602,013
#Freeport-McMoRan Copper & Gold, Inc. Class B	153,725	9,269,617
#International Flavors & Fragrances, Inc.	29,379	1,035,904
International Paper Co.	161,361	3,035,200
MeadWestavco Corp.	63,876	1,244,943
Monsanto Co.	203,751	17,115,084
Newmont Mining Corp.	182,722	7,555,555
Nucor Corp.	117,325	5,217,443
#*Owens-Illinois, Inc.	62,828	2,132,382
*Pactiv Corp.	49,256	1,240,266
#PPG Industries, Inc.	61,415	3,377,825
Praxair, Inc.	114,787	8,974,048
Sealed Air Corp.	59,215	1,088,964
#Sigma-Aldrich Corp.	45,580	2,313,185
*Titanium Metals Corp.	31,778	265,982
#*United States Steel Corp.	53,514	2,127,181
#Vulcan Materials Co.	45,496	2,160,150
Weyerhaeuser Co.	78,908	2,764,936

Total Materials		109,901,922

Real Estate Investment Trusts — (0.8%)
#Apartment Investment & Management Co. Class A	43,719	410,084
#AvalonBay Communities, Inc.	29,829	1,736,048
#Boston Properties, Inc.	51,713	2,735,618
#Equity Residential	102,237	2,453,688
#HCP, Inc.	101,725	2,620,436
#Health Care REIT, Inc.	41,489	1,662,049
#Host Marriott Corp.	224,456	2,038,061
#Kimco Realty Corp.	120,836	1,189,026
#ProLogis	165,246	1,452,513
#Public Storage	46,825	3,398,090
#Simon Property Group, Inc.	104,537	5,824,802
#Ventas, Inc.	58,431	2,062,614
#Vornado Realty Trust	59,264	3,023,649

Total Real Estate Investment Trusts		30,606,678

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Telecommunication Services — (2.9%)
#*American Tower Corp.	148,474	$5,061,479
AT&T, Inc.	2,202,690	57,776,559
CenturyTel, Inc.	110,624	3,472,487
Frontier Communications Corp.	116,616	816,312
*MetroPCS Communications, Inc.	94,565	1,120,595
#Qwest Communications International, Inc.	552,302	2,131,886
*Sprint Nextel Corp.	1,071,958	4,287,832
Verizon Communications, Inc.	1,060,492	34,009,978
Windstream Corp.	163,058	1,430,019

Total Telecommunication Services		110,107,147

Utilities — (3.3%)
#*AES Corp.	248,893	3,183,342
Allegheny Energy, Inc.	63,243	1,594,356
#Ameren Corp.	79,730	2,027,534
American Electric Power Co., Inc.	177,994	5,510,694
CenterPoint Energy, Inc.	130,386	1,571,151
#CMS Energy Corp.	84,685	1,095,824
#Consolidated Edison, Inc.	102,445	4,032,235
Constellation Energy Group	74,366	2,134,304
Dominion Resources, Inc.	220,256	7,444,653
DTE Energy Co.	61,182	2,108,332
Duke Energy Corp.	480,529	7,438,589
*Dynegy, Inc.	189,111	380,113
Edison International	121,638	3,931,340
#Entergy Corp.	73,213	5,881,200
EQT Corp.	48,869	1,875,592
Exelon Corp.	245,940	12,508,508
#FirstEnergy Corp.	113,807	4,688,849
#FPL Group, Inc.	153,366	8,691,251
#Integrys Energy Group, Inc.	28,532	963,811
#Nicor, Inc.	16,880	615,107
#NiSource, Inc.	102,516	1,320,406
Northeast Utilities, Inc.	65,383	1,504,463
Pepco Holdings, Inc.	82,131	1,181,044
PG&E Corp.	137,525	5,551,884
#Pinnacle West Capital Corp.	37,738	1,206,107
#PPL Corp.	140,394	4,743,913
Progress Energy, Inc.	104,176	4,108,702
Public Service Enterprise Group, Inc.	188,905	6,129,967
Questar Corp.	64,982	2,148,955
#SCANA Corp.	45,481	1,607,753
Sempra Energy	91,204	4,781,826
Southern Co.	292,115	9,172,411
#TECO Energy, Inc.	79,476	1,072,131
#Wisconsin Energy Corp.	43,648	1,875,555
#Xcel Energy, Inc.	170,118	3,392,153

Total Utilities		127,474,055

TOTAL COMMON STOCKS		3,231,934,579

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $89,040,000 FNMA 5.00%, 08/25/18, valued at $75,682,811) to be repurchased at $74,565,181	$74,564	74,564,000

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (13.8%)
§@DFA Short Term Investment Fund LP	520,395,083	$520,395,083
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by $5,017,239 FHLMC 4.000%, 07/01/39, valued at $4,886,098) to be repurchased at $4,743,863	$4,744	4,743,784
@Repurchase Agreement, UBS Securities LLC 0.19%, 08/03/09 (Collateralized by $2,025,000 FNMA 6.000%, 02/01/39, valued at $1,888,636) to be repurchased at $1,829,475	1,829	1,829,446

TOTAL SECURITIES LENDING COLLATERAL		526,968,313

TOTAL INVESTMENTS — (100.0%) (Cost $3,777,424,812)##		$3,833,466,892

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$294,593,960	—	—	$294,593,960
Consumer Staples	381,754,880	—	—	381,754,880
Energy	389,351,967	—	—	389,351,967
Financials	417,484,385	—	—	417,484,385
Health Care	442,879,176	—	—	442,879,176
Industrials	322,597,626	—	—	322,597,626
Information Technology	605,182,783	—	—	605,182,783
Materials	109,901,922	—	—	109,901,922
Real Estate Investment Trusts	30,606,678	—	—	30,606,678
Telecommunication Services	110,107,147	—	—	110,107,147
Utilities	127,474,055	—	—	127,474,055
Temporary Cash Investments	—	$74,564,000	—	74,564,000
Securities Lending Collateral	—	526,968,313	—	526,968,313
Other Financial Instruments**	4,208,256	—	—	4,208,256

TOTAL	$3,236,142,835	$601,532,313	—	$3,837,675,148

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value†
COMMON STOCKS — (86.4%)
Consumer Discretionary — (14.1%)
#*Abercrombie & Fitch Co.	234,708	$6,710,302
#*AutoNation, Inc.	307,114	6,351,118
#Carnival Corp.	2,624,598	73,462,498
#CBS Corp. Class B	3,870,469	31,699,141
Comcast Corp. Class A	11,512,642	171,077,860
Comcast Corp. Special Class A	3,274,843	45,815,054
#D.R. Horton, Inc.	446,800	5,178,412
#*Discovery Communications, Inc. (25470F104)	578,795	14,180,478
*Discovery Communications, Inc. (25470F302)	554,215	12,414,416
Disney (Walt) Co.	4,020,302	100,989,986
#*Expedia, Inc.	1,137,251	23,552,468
#Fortune Brands, Inc.	669,010	26,472,726
#J.C. Penney Co., Inc.	815,260	24,580,089
#Johnson Controls, Inc.	1,097,434	28,401,592
#Leggett & Platt, Inc.	684,328	11,873,091
#*Liberty Global, Inc. Class A	812,105	17,013,600
#*Liberty Global, Inc. Series C	412,954	8,605,961
*Liberty Media Corp. - Entertainment Class A	2,954,309	82,632,023
#*Liberty Media Corp. Interactive Class A	3,585,265	23,877,865
#Macy’s, Inc.	1,818,630	25,297,143
#*Mohawk Industries, Inc.	392,417	20,240,869
News Corp. Class A	3,620,631	37,401,118
#News Corp. Class B	2,036,161	24,474,655
#Royal Caribbean Cruises, Ltd.	544,275	7,902,873
#*Sears Holdings Corp.	539,227	35,772,319
*Ticketmaster Entertainment, Inc.	73,729	597,205
#Time Warner Cable, Inc.	1,980,956	65,490,405
Time Warner, Inc.	6,114,193	163,004,385
#*Toll Brothers, Inc.	904,000	17,682,240
#Washington Post Co.	24,866	11,226,999
*Wendy’s/Arby’s Group, Inc.	834,900	3,823,842
#Whirlpool Corp.	322,215	18,395,254
#Wyndham Worldwide Corp.	285,861	3,987,761

Total Consumer Discretionary		1,150,185,748

Consumer Staples — (5.5%)
#Archer-Daniels-Midland Co.	1,699,860	51,199,783
#Bunge, Ltd.	180,424	12,624,267
*Constellation Brands, Inc. Class A	855,902	11,691,621
#Corn Products International, Inc.	428,526	11,998,728
CVS Caremark Corp.	4,801,631	160,758,606
J.M. Smucker Co.	526,102	26,320,883
Kraft Foods, Inc.	2,137,904	60,588,199
#Molson Coors Brewing Co.	755,890	34,173,787
PepsiAmericas, Inc.	521,775	13,973,135
*Ralcorp Holdings, Inc.	59,000	3,747,090
Safeway, Inc.	1,005,594	19,035,895
SUPERVALU, Inc.	1,327,679	19,689,480
Tyson Foods, Inc. Class A	1,926,959	22,025,141

Total Consumer Staples		447,826,615

Energy — (12.2%)
#Anadarko Petroleum Corp.	2,760,568	133,059,377
Apache Corp.	1,384,246	116,207,452
#BJ Services Co.	422,600	5,992,468
Cabot Oil & Gas Corp.	255,645	8,980,809

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
#Chesapeake Energy Corp.	2,496,221	$53,518,978
#Cimarex Energy Co.	406,047	14,528,362
#ConocoPhillips	5,196,066	227,120,045
#ENSCO International, Inc.	614,773	23,293,749
#Helmerich & Payne, Inc.	470,183	16,155,488
Hess Corp.	624,400	34,466,880
#Marathon Oil Corp.	3,249,735	104,803,954
#*Nabors Industries, Ltd.	485,338	8,260,453
*National-Oilwell, Inc.	701,600	25,215,504
#*Newfield Exploration Co.	445,550	17,523,481
Noble Energy, Inc.	443,900	27,131,168
#Patterson-UTI Energy, Inc.	269,500	3,721,795
Pioneer Natural Resources Co.	650,933	18,584,137
*Plains Exploration & Production Co.	250,000	7,162,500
#*Pride International, Inc.	644,204	16,150,194
#Rowan Companies, Inc.	456,566	9,738,553
#Smith International, Inc.	631,653	15,873,440
Sunoco, Inc.	155,000	3,826,950
#Tesoro Petroleum Corp.	321,700	4,211,053
#Tidewater, Inc.	273,715	12,317,175
Valero Energy Corp.	1,735,295	31,235,310
#*Whiting Petroleum Corp.	95,003	4,366,338
XTO Energy, Inc.	1,310,000	52,701,300

Total Energy		996,146,913

Financials — (26.7%)
#*Allegheny Corp.	36,844	9,966,302
Allied World Assurance Co. Holdings, Ltd.	5,000	217,300
Allstate Corp.	2,540,615	68,367,950
American Financial Group, Inc.	689,393	16,814,295
#American National Insurance Co.	85,979	6,796,640
Ameriprise Financial, Inc.	275,066	7,646,835
#*Arch Capital Group, Ltd.	39,765	2,472,985
Aspen Insurance Holdings, Ltd.	124,900	3,106,263
#Associated Banc-Corp.	375,110	4,066,192
Assurant, Inc.	236,409	6,033,158
Axis Capital Holdings, Ltd.	276,966	7,882,452
Bank of America Corp.	16,296,800	241,029,672
#Bank of New York Mellon Corp.	1,972,678	53,933,017
#BB&T Corp.	531,740	12,166,211
#BlackRock, Inc.	65,004	12,385,862
#Capital One Financial Corp.	1,668,884	51,234,739
Chubb Corp.	1,620,173	74,819,589
#Cincinnati Financial Corp.	990,152	23,912,171
#Citigroup, Inc.	4,525,437	14,345,635
CME Group, Inc.	189,681	52,888,753
#CNA Financial Corp.	1,676,585	28,585,774
#Comerica, Inc.	617,408	14,719,007
#Discover Financial Services	1,976,830	23,484,740
#Everest Re Group, Ltd.	116,906	9,378,199
#Fidelity National Financial, Inc.	945,859	13,573,077
Fifth Third Bancorp	1,364,900	12,966,550
First American Corp.	567,231	16,761,676
#*First Horizon National Corp.	463,308	5,939,609
Genworth Financial, Inc.	1,096,900	7,568,610
Goldman Sachs Group, Inc.	511,700	83,560,610
Hanover Insurance Group, Inc.	304,654	11,975,949
#Hartford Financial Services Group, Inc.	1,474,698	24,317,770
#HCC Insurance Holdings, Inc.	468,789	11,766,604
Invesco, Ltd.	752,003	14,852,059
JPMorgan Chase & Co.	7,983,370	308,557,250

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
#KeyCorp.	1,129,300	$6,527,354
#Legg Mason, Inc.	428,447	12,056,499
Lincoln National Corp.	1,314,373	27,851,564
#Loews Corp.	2,592,160	77,816,643
#M&T Bank Corp.	442,752	25,821,297
#*Markel Corp.	7,885	2,488,269
#Mercury General Corp.	156,425	5,485,825
#MetLife, Inc.	4,663,914	158,339,880
#Morgan Stanley	4,584,397	130,655,315
*NASDAQ OMX Group, Inc. (The)	200,000	4,226,000
#New York Community Bancorp, Inc.	2,039,500	22,312,130
#NYSE Euronext, Inc.	914,974	24,658,549
Odyssey Re Holdings Corp.	345,255	15,950,781
#Old Republic International Corp.	1,432,884	14,816,021
#PartnerRe, Ltd.	79,932	5,482,536
*People’s United Financial, Inc.	252,479	4,102,784
PNC Financial Services Group, Inc.	954,268	34,983,465
#Prudential Financial, Inc.	1,829,600	80,996,392
#Raymond James Financial, Inc.	35,371	725,813
#Regions Financial Corp.	594,200	2,626,364
#Reinsurance Group of America, Inc.	509,512	21,144,748
#RenaissanceRe Holdings, Ltd.	74,500	3,743,625
#SunTrust Banks, Inc.	1,195,360	23,309,520
Transatlantic Holdings, Inc.	295,249	13,968,230
Travelers Companies, Inc. (The)	3,328,076	143,340,233
#Unum Group	1,898,589	35,636,516
#W. R. Berkley Corp.	667,640	15,509,277
#Wesco Financial Corp.	19,877	6,061,491
White Mountains Insurance Group, Ltd.	30,224	7,797,792

Total Financials		2,186,528,418

Health Care — (4.1%)
Aetna, Inc.	1,077,768	29,067,403
#*Boston Scientific Corp.	2,998,778	32,206,876
#Cardinal Health, Inc.	328,020	10,923,066
#*Community Health Systems, Inc.	365,974	10,364,383
*Coventry Health Care, Inc.	278,713	6,410,399
#*Hologic, Inc.	561,138	8,243,117
*Humana, Inc.	237,246	7,793,531
#*Inverness Medical Innovations, Inc.	189,078	6,362,475
*King Pharmaceuticals, Inc.	1,215,010	11,020,141
#Omnicare, Inc.	582,523	13,904,824
#PerkinElmer, Inc.	424,381	7,481,837
Teleflex, Inc.	52,080	2,497,757
#*Thermo Fisher Scientific, Inc.	759,300	34,381,104
*Watson Pharmaceuticals, Inc.	631,400	21,928,522
#*WellPoint, Inc.	2,580,122	135,817,622

Total Health Care		338,403,057

Industrials — (13.2%)
#*AGCO Corp.	48,940	1,539,652
#Burlington Northern Santa Fe Corp.	1,930,415	151,711,315
CSX Corp.	2,287,204	91,762,624
Eaton Corp.	274,459	14,249,911
#FedEx Corp.	920,593	62,453,029
General Electric Co.	18,097,900	242,511,860
#*Hertz Global Holdings, Inc.	684,411	6,460,840
#Ingersoll-Rand P.L.C.	635,764	18,360,864
#*Kansas City Southern	206,873	4,201,591
#KBR, Inc.	377,800	8,005,582
#Masco Corp.	1,592,858	22,188,512

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Norfolk Southern Corp.	2,186,220	$94,554,015
#Northrop Grumman Corp.	1,926,678	85,891,305
#Pentair, Inc.	314,920	8,603,614
R. R. Donnelley & Sons Co.	920,372	12,793,171
#Republic Services, Inc.	493,728	13,133,165
#Ryder System, Inc.	319,005	11,206,646
#Southwest Airlines Co.	4,297,932	33,738,766
SPX Corp.	50,000	2,641,000
Timken Co.	210,642	4,292,884
Tyco International, Ltd.	336,967	10,183,143
#Union Pacific Corp.	2,835,808	163,115,676
*URS Corp.	356,821	18,055,143

Total Industrials		1,081,654,308

Information Technology — (3.6%)
#*Activision Blizzard, Inc.	1,141,601	13,071,332
#*Arrow Electronics, Inc.	498,400	12,843,768
*Avnet, Inc.	860,267	20,990,515
AVX Corp.	54,018	593,658
#*Computer Sciences Corp.	946,932	45,613,714
#Fidelity National Information Services, Inc.	935,123	21,900,581
*IAC/InterActiveCorp.	815,025	15,004,610
*Ingram Micro, Inc.	969,555	16,307,915
#*Micron Technology, Inc.	3,847,657	24,586,528
Motorola, Inc.	5,356,123	38,349,841
#*Sandisk Corp.	542,439	9,666,263
*Tellabs, Inc.	1,931,218	11,201,064
#*Tyco Electronics, Ltd.	1,547,828	33,231,867
Xerox Corp.	3,865,156	31,655,628

Total Information Technology		295,017,284

Materials — (3.0%)
#Alcoa, Inc.	4,024,808	47,331,742
Ashland, Inc.	113,600	3,764,704
#Dow Chemical Co.	3,828,594	81,051,335
#International Paper Co.	1,909,245	35,912,898
MeadWestavco Corp.	1,023,001	19,938,290
#Reliance Steel & Aluminum Co.	300,700	10,136,597
#*United States Steel Corp.	270,700	10,760,325
#Valspar Corp.	2,200	55,704
#Weyerhaeuser Co.	1,105,551	38,738,507

Total Materials		247,690,102

Telecommunication Services — (3.6%)
AT&T, Inc.	8,298,400	217,667,032
#CenturyTel, Inc.	504,803	15,845,766
#*Sprint Nextel Corp.	9,790,408	39,161,632
Telephone & Data Systems, Inc.	309,373	7,963,261
Telephone & Data Systems, Inc. Special Shares	174,000	4,193,400
*United States Cellular Corp.	264,225	9,464,539
Verizon Communications, Inc.	26	834

Total Telecommunication Services		294,296,464

Utilities — (0.4%)
#*AES Corp.	682,485	8,728,983
#*Calpine Corp.	741,665	9,552,645
#*Mirant Corp.	190,325	3,437,269
Questar Corp.	189,166	6,255,720

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Utilities — (Continued)
*RRI Energy, Inc	810,599	$4,336,705

Total Utilities		32,311,322

TOTAL COMMON STOCKS		7,070,060,231

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $24,085,000 FNMA 5.00%, 06/01/35, valued at $15,286,962) to be repurchased at $15,058,238	$15,058	15,058,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.4%)
§@DFA Short Term Investment Fund LP	1,085,151,621	1,085,151,621
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by $10,532,628 FHLMC 4.000%, 07/01/39, valued at $10,257,325) to be repurchased at $9,958,733	$9,959	9,958,567
@Repurchase Agreement, UBS Securities LLC 0.19%, 08/03/09 (Collateralized by $3,935,000 FNMA 7.500%, 02/01/38, valued at $3,960,436) to be repurchased at $3,840,594	3,841	3,840,533

TOTAL SECURITIES LENDING COLLATERAL		1,098,950,721

TOTAL INVESTMENTS — (100.0%) (Cost $7,333,692,045)##		$8,184,068,952

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,150,185,748	—	—	$1,150,185,748
Consumer Staples	447,826,615	—	—	447,826,615
Energy	996,146,913	—	—	996,146,913
Financials	2,186,528,418	—	—	2,186,528,418
Health Care	338,403,057	—	—	338,403,057
Industrials	1,081,654,308	—	—	1,081,654,308
Information Technology	295,017,284	—	—	295,017,284
Materials	247,690,102	—	—	247,690,102
Telecommunication Services	294,296,464	—	—	294,296,464
Utilities	32,311,322	—	—	32,311,322
Temporary Cash Investments	—	$15,058,000	—	15,058,000
Securities Lending Collateral	—	1,098,950,721	—	1,098,950,721

TOTAL	$7,070,060,231	$1,114,008,721	—	$8,184,068,952

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value††
COMMON STOCKS — (83.3%)
AUSTRALIA — (3.9%)
#*Alumina, Ltd. Sponsored ADR	74,093	$425,294
Amcor, Ltd.	1,402,938	5,782,760
Amcor, Ltd. Sponsored ADR	77,103	1,266,031
Australia & New Zealand Banking Group, Ltd.	3,575,691	55,233,000
Bendigo Bank, Ltd.	207,246	1,417,591
BlueScope Steel, Ltd.	1,800,962	5,073,138
#Boral, Ltd.	1,200,764	5,002,219
#Caltex Australia, Ltd.	265,507	2,893,906
#Crown, Ltd.	768,759	4,794,283
#CSR, Ltd.	2,438,600	3,792,039
Downer EDI, Ltd.	540,737	2,918,711
#Fairfax Media, Ltd.	2,367,281	2,907,542
Goodman Fielder, Ltd.	2,290,858	2,651,990
#Harvey Norman Holdings, Ltd.	113,157	309,564
*Incitec Pivot, Ltd.	1,993,571	4,601,781
#Insurance Australia Group, Ltd.	2,620,594	8,016,549
Lend Lease Corp., Ltd.	666,651	4,313,649
#Macquarie Group, Ltd.	410,696	15,092,876
National Australia Bank, Ltd.	3,071,381	62,336,781
OneSteel, Ltd.	1,673,037	4,175,530
OZ Minerals, Ltd.	3,889,713	3,659,786
#Qantas Airways, Ltd.	2,226,972	4,299,143
#Seven Network, Ltd.	195,723	1,040,869
#Sims Metal Management, Ltd.	90,075	2,106,311
Suncorp-Metway, Ltd.	2,552,998	15,138,189
TABCORP Holdings, Ltd.	1,277,891	7,711,537
*Tatts Group, Ltd.	1,360,005	2,779,633
Toll Holdings, Ltd.	210,430	1,192,776
Washington H. Soul Pattinson & Co., Ltd.	113,801	1,043,195
#*Wesfarmers, Ltd.	1,700,650	36,633,315

TOTAL AUSTRALIA		268,609,988

AUSTRIA — (0.4%)
#Erste Group Bank AG	303,609	10,583,711
OMV AG	383,710	15,225,604
Voestalpine AG	180,281	5,000,978

TOTAL AUSTRIA		30,810,293

BELGIUM — (0.5%)
#Delhaize Group	201,237	14,404,056
Delhaize Group Sponsored ADR	52,900	3,765,951
*KBC Groep NV	78,843	1,678,508
Solvay SA	55,827	5,471,064
#UCB SA	278,888	9,217,324

TOTAL BELGIUM		34,536,903

CANADA — (8.3%)
Astral Media, Inc. Class A	40,138	1,093,572
#Bank of Montreal	899,416	45,102,300
Barrick Gold Corp.	613,432	21,422,429
BCE, Inc.	651,325	14,952,209
#Canadian Pacific Railway, Ltd.	427,751	19,019,980
#Canadian Tire Corp. Class A	166,647	8,365,997
*CGI Group, Inc.	572,389	5,818,203
Cogeco Cable, Inc.	11,700	311,167
Empire Co., Ltd. Class A	65,500	2,512,379

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
CANADA — (Continued)
EnCana Corp.	598,798	$32,117,474
Ensign Energy Services, Inc.	128,319	1,946,375
Fairfax Financial Holdings, Inc.	46,500	14,158,273
George Weston, Ltd.	109,600	5,973,187
Gerdau Ameristeel Corp.	403,761	2,799,809
#Goldcorp, Inc.	730,500	27,755,270
Industrial Alliance Insurance & Financial Services, Inc.	140,300	3,855,076
Inmet Mining Corp.	52,200	2,188,305
#Intact Financial Corp.	128,700	4,224,490
Jean Coutu Group (PJC), Inc. Class A (The)	264,900	2,461,498
Loblaw Companies, Ltd.	184,013	5,841,954
Magna International, Inc. Class A	243,268	12,307,362
#Manitoba Telecom Services, Inc.	40,500	1,300,812
#Manulife Financial Corp.	2,074,478	50,376,741
Metro, Inc. Class A	137,300	4,301,578
National Bank of Canada	254,700	13,739,259
Onex Corp.	168,200	3,302,325
Petro-Canada	1,205,300	49,778,415
*Sino-Forest Corp.	278,730	3,803,510
Sun Life Financial, Inc.	1,262,400	43,148,357
Talisman Energy, Inc.	1,737,638	26,856,972
*Teck Resources, Ltd. Class B	1,418,230	37,323,574
#Thomson Reuters Corp.	727,070	23,480,868
#Toronto Dominion Bank	944,998	55,362,102
#TransCanada Corp.	292,621	8,322,959
#*Viterra, Inc.	460,598	3,878,045
#Yamana Gold, Inc.	1,625,161	15,493,529

TOTAL CANADA		574,696,355

DENMARK — (1.0%)
#A P Moller - Maersk A.S.	3,478	21,657,564
Carlsberg A.S. Series B	250,270	17,371,864
Danisco A.S.	107,780	5,270,570
*Danske Bank A.S.	965,053	20,023,880
*Jyske Bank A.S.	93,150	3,432,972
*Sydbank A.S.	60,841	1,532,887

TOTAL DENMARK		69,289,737

FINLAND — (0.5%)
#Kesko Oyj	152,447	4,023,224
Sampo Oyj	503,782	10,494,970
*Stora Enso Oyj Series R	1,183,538	7,522,544
*Stora Enso Oyj Sponsored ADR	91,500	579,195
#UPM-Kymmene Oyj	1,070,295	11,212,785
UPM-Kymmene Oyj Sponsored ADR	69,300	726,264

TOTAL FINLAND		34,558,982

FRANCE — (7.6%)
#Air France-KLM	250,260	3,146,691
#AXA SA	2,818,397	59,491,479
AXA SA Sponsored ADR	140,900	2,978,626
BNP Paribas SA	1,256,765	91,255,061
#Capgemini SA	259,094	11,975,031
Casino Guichard Perrachon SA	93,798	6,444,661
Ciments Francais SA	26,702	2,606,630
CNP Assurances SA	72,302	6,594,249
#Compagnie de Saint-Gobain	606,359	24,523,644
#Compagnie Generale des Establissements Michelin Series B	218,195	15,751,137
Credit Agricole SA	1,845,722	26,288,323
#European Aeronautic Defence & Space Co.	692,817	13,218,485

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
FRANCE — (Continued)
#France Telecom SA	690,822	$17,231,055
*Lafarge SA	467,217	33,751,919
Lagardere SCA	238,722	8,907,395
*Peugeot SA	325,797	9,869,640
PPR SA	161,317	17,966,919
#*Renault SA	393,464	16,720,250
Safran SA	312,438	4,829,971
#Schneider Electric SA	311,215	28,252,386
SCOR SE	193,766	4,654,319
#Societe Generale Paris	747,256	47,906,607
#STMicroelectronics NV	1,100,627	8,413,918
Vivendi SA	2,686,677	68,868,961

TOTAL FRANCE		531,647,357

GERMANY — (7.5%)
Allianz SE	442,712	43,830,629
Allianz SE Sponsored ADR	2,834,240	28,087,318
#Bayerische Motoren Werke AG	915,762	42,259,044
Celesio AG	8,342	221,665
#*Commerzbank AG	1,089,462	8,573,015
#Daimler AG (5529027)	1,684,003	77,905,285
Daimler AG (D1668R123)	404,583	18,792,880
#Deutsche Bank AG (5750355)	774,190	50,033,641
Deutsche Bank AG (D18190898)	128,363	8,330,759
Deutsche Lufthansa AG	464,311	6,265,663
#*Deutsche Postbank AG	14,003	386,380
Deutsche Telekom AG	2,621,866	33,563,062
Deutsche Telekom AG Sponsored ADR	2,705,150	34,598,869
E.ON AG	1,221,642	46,418,614
E.ON AG Sponsored ADR	265,950	10,044,932
Fraport AG	41,329	1,893,463
#Generali Deutschland Holding AG	33,484	2,761,321
#*Hannover Rueckversicherung AG	110,141	4,475,698
#Heidelberger Zement AG	31,811	1,371,568
#Hochtief AG	8,774	525,480
Linde AG	133,956	12,645,972
Munchener Rueckversicherungs-Gesellschaft AG	388,934	58,862,603
Porsche Automobil Holding SE	152,711	9,943,527
Salzgitter AG	79,216	7,997,704
#*SCA Hygiene Products AG	3,195	1,491,276
ThyssenKrupp AG	409,120	12,547,715
#*TUI AG	265,715	1,723,571

TOTAL GERMANY		525,551,654

GREECE — (0.2%)
*Agricultural Bank of Greece S.A.	285,278	673,524
*Alpha Bank A.E.	214,210	2,820,206
*EFG Eurobank Ergasias S.A.	60,000	784,642
Hellenic Petroleum S.A.	355,700	3,679,412
Marfin Investment Group S.A.	323,492	1,353,514
*National Bank of Greece S.A. ADR	619,230	3,672,034
*Piraeus Bank S.A.	174,541	2,073,660

TOTAL GREECE		15,056,992

HONG KONG — (2.8%)
#Cathay Pacific Airways, Ltd.	2,703,000	4,179,878
Cheung Kong Holdings, Ltd.	3,224,000	41,511,598
*Dah Sing Financial Holdings, Ltd.	176,400	809,290
Great Eagle Holdings, Ltd.	471,721	1,089,563
Hang Lung Group, Ltd.	1,737,000	9,044,368

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Henderson Land Development Co., Ltd.	1,995,000	$13,183,349
#Hong Kong and Shanghai Hotels, Ltd.	1,164,505	1,335,556
Hopewell Holdings, Ltd.	1,129,000	3,663,351
Hutchison Whampoa, Ltd.	5,568,000	41,440,376
Hysan Development Co., Ltd.	1,029,302	2,791,273
New World Development Co., Ltd.	4,135,660	9,823,023
Pacific Basin Shipping, Ltd.	301,000	226,793
Sino Land Co., Ltd.	2,559,315	5,207,389
*Sinotrans Shipping, Ltd.	300,000	145,923
Sun Hung Kai Properties, Ltd.	2,274,000	34,408,395
Wharf Holdings, Ltd.	3,509,740	16,490,546
Wheelock and Co., Ltd.	3,482,000	9,758,422
Wheelock Properties, Ltd.	1,565,000	1,040,884

TOTAL HONG KONG		196,149,977

IRELAND — (0.0%)
CRH P.L.C. Sponsored ADR	2,341	57,893

ITALY — (2.7%)
Banca Monte Dei Paschi di Siena SpA	5,698,737	10,693,264
Banca Popolare di Milano Scarl	982,340	5,943,772
*Banco Popolare Scarl	426,228	3,442,735
#*Fiat SpA	443,245	4,920,088
Fondiaria - Sai SpA	167,605	2,806,608
*Intesa Sanpaolo SpA	11,201,860	41,652,906
#Italcementi SpA	273,413	3,580,047
Telecom Italia SpA	4,286,450	6,710,303
#Telecom Italia SpA Sponsored ADR	1,874,500	29,204,710
*UniCredito SpA	19,413,366	56,648,512
Unione di Banche Italiane ScpA	1,533,872	21,424,675
#*Unipol Gruppo Finanziario SpA	1,822,774	2,283,473

TOTAL ITALY		189,311,093

JAPAN — (11.8%)
#77 Bank, Ltd. (The)	737,372	4,351,041
#*AEON Co., Ltd.	1,209,800	11,731,776
Aisin Seiki Co., Ltd.	282,500	7,239,009
Ajinomoto Co., Inc.	1,130,000	10,793,495
Amada Co., Ltd.	631,000	3,993,402
Aoyama Trading Co., Ltd.	105,500	1,778,281
#*Aozora Bank, Ltd.	943,000	1,296,472
Asahi Glass Co., Ltd.	1,541,000	13,323,878
#ASATSU-DK, Inc.	32,500	727,778
Awa Bank, Ltd. (The)	65,600	380,178
Bank of Iwate, Ltd. (The)	19,600	1,144,531
#Bank of Kyoto, Ltd. (The)	353,400	3,192,622
Bank of Nagoya, Ltd. (The)	213,000	931,017
Bridgestone Corp.	857,300	14,830,866
Canon Marketing Japan, Inc.	124,900	1,985,013
#Chiba Bank, Ltd. (The)	823,000	5,307,131
Chudenko Corp.	41,100	657,349
Chugoku Bank, Ltd. (The)	240,800	3,236,595
Citizen Holdings Co., Ltd.	377,500	2,042,229
#Coca-Cola West Co., Ltd.	65,907	1,290,805
Comsys Holdings Corp.	149,000	1,719,003
Cosmo Oil Co., Ltd.	1,019,364	3,043,620
Credit Saison Co., Ltd.	168,300	2,184,318
Dai Nippon Printing Co., Ltd.	1,093,000	15,955,970
Daicel Chemical Industries, Ltd.	515,000	3,262,842
#Daido Steel Co., Ltd.	398,000	1,640,968
Daishi Bank, Ltd. (The)	573,932	2,277,015

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Daiwa House Industry Co., Ltd.	916,000	$9,417,426
#Dentsu, Inc.	52,700	1,108,234
DIC Corp.	596,000	835,745
#*Elpida Memory, Inc.	164,400	1,863,718
Fuji Electric Holdings Co., Ltd.	181,780	317,780
#Fuji Heavy Industries, Ltd.	1,047,000	4,198,710
FUJIFILM Holdings Corp.	1,077,300	34,638,107
#Fujikura, Ltd.	609,000	3,206,304
Fukuoka Financial Group, Inc.	1,446,000	6,328,622
Glory, Ltd.	75,400	1,549,193
Gunma Bank, Ltd. (The)	585,397	3,391,829
#H2O Retailing Corp.	198,000	1,148,283
#Hachijuni Bank, Ltd. (The)	993,231	5,804,587
*Hakuhodo Dy Holdings, Inc.	17,840	977,590
Higo Bank, Ltd. (The)	376,000	2,298,493
*Hino Motors, Ltd.	217,000	720,823
Hitachi Chemical Co., Ltd.	69,000	1,407,330
*Hitachi High-Technologies Corp.	35,600	696,073
#Hitachi Transport System, Ltd.	111,000	1,404,218
#Hitachi, Ltd.	6,574,000	22,028,825
Hitachi, Ltd. Sponsored ADR	140,900	4,714,514
Hokkoku Bank, Ltd. (The)	435,409	1,611,499
House Foods Corp.	117,000	1,646,387
Hyakugo Bank, Ltd. (The)	475,028	2,338,982
Hyakujishi Bank, Ltd. (The)	329,000	1,553,624
#Idemitsu Kosan Co., Ltd.	40,100	3,342,336
Isetan Mitsukoshi Holdings, Ltd.	515,200	5,445,608
*Isuzu Motors, Ltd.	1,099,000	1,942,476
Itochu Corp.	343,000	2,552,495
*J Front Retailing Co., Ltd.	372,000	2,059,865
Joyo Bank, Ltd. (The)	842,000	4,276,584
JS Group Corp.	548,300	8,485,160
JTEKT Corp.	208,300	2,353,824
Juroku Bank, Ltd.	400,000	1,435,434
Kagoshima Bank, Ltd. (The)	358,143	2,814,725
Kajima Corp.	402,000	1,124,717
Kamigumi Co., Ltd.	488,000	4,058,418
#Kandenko Co., Ltd.	129,000	852,483
Kaneka Corp.	580,542	4,024,138
Kansai Paint Co., Ltd.	64,000	492,580
*Kawasaki Kisen Kaisha, Ltd.	372,000	1,394,984
Keiyo Bank, Ltd. (The)	317,000	1,768,163
Kinden Corp.	285,000	2,388,580
#Kobe Steel, Ltd.	3,785,000	7,274,512
Kuraray Co., Ltd.	30,500	344,476
Kyocera Corp.	327,900	26,310,056
Kyocera Corp. Sponsored ADR	13,600	1,090,312
#Marui Group Co., Ltd.	542,642	3,892,064
Mazda Motor Corp.	1,759,000	4,566,460
*Mediceo Paltac Holdings Co., Ltd.	168,100	2,099,782
*MEIJI Holdings Co., Ltd.	51,095	2,062,699
#Mitsubishi Chemical Holdings Corp.	1,942,500	8,693,950
Mitsubishi Gas Chemical Co., Inc.	258,000	1,584,969
Mitsubishi Heavy Industries, Ltd.	6,023,000	24,007,303
Mitsubishi Logistics Corp.	146,000	1,805,948
*Mitsubishi Materials Corp.	493,000	1,331,311
#Mitsubishi Rayon Co., Ltd.	1,012,000	2,756,924
Mitsubishi Tanabe Pharma Corp.	260,000	3,088,680
#Mitsui Chemicals, Inc.	1,302,800	4,771,432
#*Mitsui Mining and Smelting Co., Ltd.	915,000	2,512,640
Musashino Bank, Ltd.	37,500	1,314,888

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nagase & Co., Ltd.	235,889	$2,662,848
Nanto Bank, Ltd. (The)	263,000	1,546,272
*NEC Corp.	4,453,101	15,546,318
#NGK Spark Plug Co., Ltd.	330,000	3,625,727
Nippon Express Co., Ltd.	1,363,000	6,240,079
Nippon Kayaku Co., Ltd.	128,000	1,059,649
#Nippon Meat Packers, Inc.	220,536	2,697,931
Nippon Mining Holdings, Inc.	1,731,500	8,213,745
Nippon Oil Corp.	2,732,050	14,451,973
#Nippon Paper Group, Inc.	156,300	4,021,678
Nippon Sheet Glass Co., Ltd.	1,108,739	3,298,371
#Nippon Shokubai Co., Ltd.	231,000	1,886,814
Nippon Television Network Corp.	9,400	1,220,207
Nishi-Nippon Bank, Ltd.	1,193,569	3,022,889
Nissan Motor Co., Ltd.	4,991,500	36,218,112
#Nissay Dowa General Insurance Co., Ltd.	383,000	1,792,279
Nisshin Steel Co., Ltd.	1,226,000	2,334,764
#Nisshinbo Holdings, Inc.	305,000	3,887,185
*NOK Corp.	112,600	1,374,497
#NSK, Ltd.	477,000	2,573,310
NTN Corp.	70,000	281,462
#Obayashi Corp.	1,282,000	5,690,427
Ogaki Kyoritsu Bank, Ltd. (The)	334,000	1,471,093
#Oji Paper Co., Ltd.	1,756,000	7,607,999
#Onward Holdings Co., Ltd.	278,000	1,975,310
Panasonic Electric Works Co., Ltd.	616,000	6,509,205
Ricoh Co., Ltd.	905,000	11,782,507
Rohm Co., Ltd.	178,000	13,184,494
San-in Godo Bank, Ltd. (The)	309,900	2,914,254
*Sapporo Hokuyo Holdings, Inc.	428,000	1,443,663
#SBI Holdings, Inc.	17,223	3,463,697
#Seiko Epson Corp.	249,600	3,817,271
Seino Holdings Co., Ltd.	295,000	2,304,141
Sekisui Chemical Co., Ltd.	689,000	4,056,813
Sekisui House, Ltd.	1,131,000	10,617,707
Sharp Corp.	706,000	7,806,525
Shiga Bank, Ltd.	326,185	2,013,369
Shimachu Co., Ltd.	70,700	1,497,301
Shimizu Corp.	269,000	1,100,438
#*Shinsei Bank, Ltd.	1,290,000	1,907,490
Shizuoka Bank, Ltd.	38,000	372,814
Showa Denko K.K.	1,456,000	2,701,067
#Sohgo Security Services Co., Ltd.	101,300	1,141,033
Sojitz Corp.	1,875,200	3,897,040
#Sony Corp.	652,500	18,187,171
Sony Corp. Sponsored ADR	1,303,101	36,434,704
Sumco Corp.	164,500	3,065,733
Sumitomo Bakelite Co., Ltd.	347,000	1,948,031
#Sumitomo Chemical Co., Ltd.	2,031,000	10,018,485
Sumitomo Corp.	1,906,000	18,752,281
Sumitomo Electric Industries, Ltd.	1,567,000	19,439,221
Sumitomo Forestry Co., Ltd.	158,000	1,255,580
Sumitomo Heavy Industries, Ltd.	384,000	1,843,000
Sumitomo Rubber Industries, Ltd.	230,300	1,993,969
Sumitomo Trust & Banking Co., Ltd.	2,806,000	15,295,512
*Suzuken Co., Ltd.	94,400	2,840,704
#Taiheiyo Cement Corp.	1,638,800	2,467,978
#Taisei Corp.	1,831,703	4,142,248
#*Takashimaya Co., Ltd.	326,000	2,677,814
#TDK Corp.	234,800	12,282,414
#Teijin, Ltd.	1,866,862	5,897,198

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Toda Corp.	385,000	$1,466,159
Tokuyama Corp.	382,000	2,872,583
Tokyo Steel Manufacturing Co., Ltd.	191,400	2,112,471
#Toppan Printing Co., Ltd.	1,176,000	11,970,611
#Tosoh Corp.	884,000	2,579,544
#Toyo Seikan Kaisha, Ltd.	342,249	7,313,884
Toyobo Co., Ltd.	743,000	1,393,281
Toyota Auto Body Co., Ltd.	105,100	1,969,653
Toyota Tsusho Corp.	355,700	5,437,273
TV Asahi Corp.	755	1,157,825
UNY Co., Ltd.	323,750	2,628,655
#Yamaguchi Financial Group, Inc.	362,148	4,938,167
Yamaha Corp.	285,400	3,774,873
#Yamaha Motor Co., Ltd.	295,800	3,659,719
Yamanashi Chuo Bank, Ltd.	241,000	1,239,186
#*Yokogawa Electric Corp.	274,000	2,133,567
Yokohama Rubber Co., Ltd.	410,000	2,169,232

TOTAL JAPAN		820,435,570

MALAYSIA — (0.0%)
*Rekapacific Berhad	691,000	—

NETHERLANDS — (3.5%)
Aegon NV	3,202,429	23,424,115
#ArcelorMittal	2,016,055	72,656,670
ING Groep NV	3,093,625	39,587,873
ING Groep NV Sponsored ADR	538,200	6,964,308
Koninklijke Ahold NV	1,318,845	14,981,764
Koninklijke DSM NV	443,200	15,847,892
Philips Electronics NV	3,072,622	69,947,492
Philips Electronics NV ADR	133,700	3,043,012

TOTAL NETHERLANDS		246,453,126

NEW ZEALAND — (0.1%)
Contact Energy, Ltd.	929,259	3,872,457
Fletcher Building, Ltd.	685,164	3,248,707

TOTAL NEW ZEALAND		7,121,164

NORWAY — (0.9%)
*DnB NOR ASA Series A	2,507,294	21,864,668
#*Marine Harvest	5,002,000	3,149,965
#*Norsk Hydro ASA	1,764,614	10,372,331
*Norsk Hydro ASA Sponsored ADR	59,900	353,410
#Orkla ASA	2,700,350	21,486,930
#*Storebrand ASA	713,900	3,862,183

TOTAL NORWAY		61,089,487

PORTUGAL — (0.2%)
#Banco BPI SA	275,646	745,368
#Banco Comercial Portugues SA	3,941,284	4,209,964
#Banco Espirito Santo SA	747,704	4,668,870
#Cimpor Cimentos de Portugal SA	129,009	980,131

TOTAL PORTUGAL		10,604,333

SINGAPORE — (1.7%)
Capitaland, Ltd.	5,173,000	13,720,260
#City Developments, Ltd.	884,000	6,216,585
DBS Group Holdings, Ltd.	4,164,750	40,173,157
Fraser & Neave, Ltd.	2,351,450	6,772,276
Jardine Cycle & Carriage, Ltd.	179,324	2,936,794

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
#*Neptune Orient Lines, Ltd.	800,000	$922,697
Overseas-Chinese Banking Corp., Ltd.	3,175,449	17,241,525
Singapore Airlines, Ltd.	1,568,600	14,696,540
Singapore Land, Ltd.	603,000	2,198,444
#United Industrial Corp., Ltd.	1,391,000	1,804,517
United Overseas Bank, Ltd.	528,000	6,481,184
#UOL Group, Ltd.	1,376,600	3,341,403
Venture Corp., Ltd.	48,000	318,354
Wheelock Properties, Ltd.	476,000	598,481

TOTAL SINGAPORE		117,422,217

SPAIN — (5.0%)
Acciona SA	95,592	11,533,519
#Acerinox SA	464,577	9,215,820
Banco Bilbaovizcaya Sponsored ADR	385,925	6,344,607
#Banco de Sabadell SA	2,431,718	16,205,334
#Banco Espanol de Credito SA	264,996	3,294,086
Banco Pastor SA	89,934	728,923
#Banco Popular Espanol SA	2,035,899	18,328,054
#Banco Santander SA	7,174,788	103,897,958
Banco Santander SA Sponsored ADR	5,820,351	84,162,275
Criteria Caixacorp SA	1,702,347	8,202,905
#Fomento de Construcciones y Contratas SA	93,180	3,737,454
#Gas Natural SDG SA	424,058	7,929,517
#Grupo Ferrovial SA	211,889	7,277,661
*Iberdrola Renovables SA	429,424	1,983,690
#Mapfre SA	766,082	2,853,148
Repsol YPF SA	1,204,043	27,939,191
Repsol YPF SA Sponsored ADR	1,403,907	32,753,150
#*Sacyr Vallehermoso SA	94,625	1,515,173

TOTAL SPAIN		347,902,465

SWEDEN — (2.7%)
Holmen AB Series A	6,300	183,241
#Holmen AB Series B	146,100	4,020,280
#Nordea Bank AB	6,583,962	63,686,280
#*Skandinaviska Enskilda Banken AB Series A	2,552,148	14,194,958
*Skandinaviska Enskilda Banken AB Series C	9,800	51,600
#SSAB AB Series A	507,586	6,645,957
#SSAB AB Series B	233,785	2,795,713
Svenska Cellulosa AB	57,000	732,643
Svenska Cellulosa AB Series B	1,586,671	20,396,384
#Svenska Handelsbanken AB Series A	740,000	18,069,199
#*Swedbank AB Series A	363,437	2,800,088
Tele2 AB Series B	857,471	11,538,810
Telefonaktiebolaget LM Erricson Sponsored ADR	706,832	6,870,407
#TeliaSonera AB	3,330,548	21,368,221
#Volvo AB Series A	898,101	6,377,675
Volvo AB Series B	1,028,966	7,521,454

TOTAL SWEDEN		187,252,910

SWITZERLAND — (5.9%)
Adecco SA	413,827	19,941,669
Baloise-Holding AG	200,163	15,951,828
Banque Cantonale Vaudoise	7,063	2,494,161
*Compagnie Financiere Richemont SA Series A	1,139,103	27,991,523
#Credit Suisse Group AG	1,755,349	82,950,510
Credit Suisse Group AG Sponsored ADR	840,377	39,808,659
Givaudan SA	15,362	10,282,118
#*Holcim, Ltd.	621,507	37,728,235

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Julius Baer Holdings AG	38,097	$1,819,005
PSP Swiss Property AG	95,780	5,091,958
St. Galler Kantonalbank	5,925	2,192,645
#Swatch Group AG	34,658	6,343,552
Swiss Life Holding AG	123,557	12,362,669
Swiss Re	738,155	28,193,295
#*UBS AG	3,481,616	50,969,314
Zurich Financial Services AG	322,012	63,236,077

TOTAL SWITZERLAND		407,357,218

UNITED KINGDOM — (16.1%)
*Anglo American P.L.C.	1,329,421	42,874,314
Associated British Foods P.L.C.	1,870,707	24,821,127
Aviva P.L.C.	7,396,866	43,180,196
Barclays P.L.C. Sponsored ADR	2,451,654	50,356,973
*British Airways P.L.C.	2,965,957	6,989,210
Carnival P.L.C.	658,867	19,104,635
Carnival P.L.C. ADR	218,000	6,278,400
*easyJet P.L.C.	687,918	3,473,405
Friends Provident Group P.L.C.	5,399,716	6,310,595
HSBC Holdings P.L.C. Sponsored ADR	3,444,768	174,649,738
International Power P.L.C.	6,720,015	28,657,153
*Investec P.L.C.	1,003,281	6,779,811
*Kazakhmys P.L.C.	402,284	5,759,102
Kingfisher P.L.C.	12,172,495	43,324,106
Ladbrokes P.L.C.	1,091,195	3,198,033
Legal and General Group P.L.C.	15,758,133	16,952,696
Mondi P.L.C.	877,217	3,884,127
Old Mutual P.L.C.	9,616,350	15,424,815
Pearson P.L.C.	820,157	9,464,883
Pearson P.L.C. Sponsored ADR	1,829,495	21,203,847
Rexam P.L.C.	3,248,785	12,769,807
*Rolls-Royce Group P.L.C. (3283648)	1,317,228	9,110,896
*Rolls-Royce Group P.L.C. (B526QW4)	148,885,908	248,707
*Royal Bank of Scotland Group P.L.C.	15,142,602	11,252,516
Royal Dutch Shell P.L.C. ADR	1,818,509	95,526,278
RSA Insurance Group P.L.C.	12,939,111	27,379,445
SABmiller P.L.C.	1,174,082	27,145,083
Sainsbury (J.) P.L.C.	4,805,106	25,491,586
Schroders P.L.C.	123,678	2,014,354
Schroders P.L.C. Non-Voting	63,155	874,247
Standard Chartered P.L.C.	927,972	22,030,793
#Thomas Cook Group P.L.C.	1,861,207	6,749,769
Thomson Reuters P.L.C	1,137,914	36,428,147
Tomkins P.L.C. Sponsored ADR	330,800	3,880,284
Vodafone Group P.L.C.	34,976,333	71,559,698
Vodafone Group P.L.C. Sponsored ADR	7,218,874	148,564,427
Whitbread P.L.C.	898,551	13,006,326
William Morrison Supermarkets P.L.C.	6,906,878	31,021,206
*Wolseley P.L.C.	118,491	2,651,485
WPP P.L.C.	1,259,793	9,716,312
#WPP P.L.C. Sponsored ADR	24,445	941,621
*Xstrata P.L.C.	2,446,450	33,045,304

TOTAL UNITED KINGDOM		1,124,095,457

TOTAL COMMON STOCKS.		5,800,011,171

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
*Umicore	10,045	287

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
ITALY — (0.0%)
#*Unione di Banche Italiane ScpA Warrants 06/30/11	1,533,872	$112,153

UNITED KINGDOM — (0.0%)
*Rexam P.L.C. Rights 08/18/09	1,181,376	1,646,137

TOTAL RIGHTS/WARRANTS		1,758,577

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (16.7%)
§@DFA Short Term Investment Fund LP	1,160,832,861	1,160,832,861
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by various corporate obligations, ranging in par value from $374,557 to $155,229,000, rates ranging from 3.977%(r) to 7.000%, maturities ranging from 03/01/18 to 02/01/48, valued at $2,452,402) to be repurchased at $2,404,356	$2,404	2,404,316

TOTAL SECURITIES LENDING COLLATERAL		1,163,237,177

TOTAL INVESTMENTS — (100.0%) (Cost $5,864,392,078)##.		$6,965,006,925

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,691,325	$266,918,663	—	$268,609,988
Austria	—	30,810,293	—	30,810,293
Belgium	3,765,951	30,770,952	—	34,536,903
Canada	574,696,355	—	—	574,696,355
Denmark	—	69,289,737	—	69,289,737
Finland	1,305,459	33,253,523	—	34,558,982
France	2,978,626	528,668,731	—	531,647,357
Germany	99,854,758	425,696,896	—	525,551,654
Greece	3,672,034	11,384,958	—	15,056,992
Hong Kong	—	196,149,977	—	196,149,977
Ireland	57,893	—	—	57,893
Italy	29,204,710	160,106,383	—	189,311,093
Japan	44,302,229	776,133,341	—	820,435,570
Netherlands	10,007,320	236,445,806	—	246,453,126
New Zealand	—	7,121,164	—	7,121,164
Norway	353,410	60,736,077	—	61,089,487
Portugal	—	10,604,333	—	10,604,333
Singapore	—	117,422,217	—	117,422,217
Spain	227,157,990	120,744,475	—	347,902,465
Sweden	6,870,407	180,382,503	—	187,252,910
Switzerland	39,808,658	367,548,560	—	407,357,218
United Kingdom	501,401,568	622,693,889	—	1,124,095,457
Rights/Warrants
Belgium	287	—	—	287
Italy	112,153	—	—	112,153
United Kingdom	1,646,137	—	—	1,646,137
Securities Lending Collateral	—	1,163,237,177	—	1,163,237,177

TOTAL	$1,548,887,270	$5,416,119,655	—	$6,965,006,925

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value††
COMMON STOCKS — (85.4%)
Consumer Discretionary — (17.7%)
#*ABILIT Corp.	513,400	$729,877
Accordia Golf Co., Ltd.	1,227	963,092
Aeon Fantasy Co., Ltd.	60,432	784,843
Aichi Machine Industry Co., Ltd.	285,000	830,920
Aigan Co., Ltd.	61,600	373,459
Aisan Industry Co., Ltd.	133,600	1,155,880
#Akebono Brake Industry Co., Ltd.	301,900	1,903,516
*Alpen Co., Ltd.	10,500	185,068
Alpha Corp.	31,700	178,157
Alpine Electronics, Inc.	217,800	2,185,874
#Amiyaki Tei Co., Ltd.	239	389,362
Amuse, Inc.	29,999	314,483
*Anrakutei Co., Ltd.	50,000	221,829
AOI Advertising Promotion, Inc.	39,000	212,313
AOKI Holdings, Inc.	139,900	1,522,328
Aoyama Trading Co., Ltd.	95,000	1,601,295
*Arnest One Corp.	61,700	285,250
#*Asahi Co., Ltd.	2,200	73,903
#*Asahi Tec Corp.	281,000	136,021
#ASATSU-DK, Inc.	53,600	1,200,273
#*ASKUL Corp.	11,800	216,959
Asti Corp.	50,000	136,881
#*Atom Corp.	129,700	437,835
Atsugi Co., Ltd.	701,000	944,387
Autobacs Seven Co., Ltd.	40,800	1,387,200
#Avex Group Holdings, Inc.	151,400	1,328,126
*Bals Corp.	7	5,299
Best Denki Co., Ltd.	273,000	1,364,131
Bookoff Corp.	7,900	90,188
Calsonic Kansei Corp.	506,000	1,237,554
*Can Do Co., Ltd.	9	9,054
*Carchs Holdings Co., Ltd.	710,600	255,450
Catena Corp.	92,000	222,840
*Chimney Co., Ltd.	600	10,455
Chiyoda Co., Ltd.	141,200	1,965,129
Chofu Seisakusho Co., Ltd.	113,900	2,316,500
#Chori Co., Ltd.	658,000	747,747
Chuo Spring Co., Ltd.	205,000	563,421
#*Clarion Co., Ltd.	689,000	673,822
Cleanup Corp.	131,100	713,231
Colowide Co., Ltd.	200,450	1,251,243
#*Columbia Music Entertainment, Inc.	157,000	72,712
Corona Corp.	98,400	1,171,308
Cross Plus, Inc.	22,000	265,208
#Daido Metal Co., Ltd.	144,000	549,864
Daidoh, Ltd.	125,600	851,205
#*Daiei, Inc. (The)	223,900	883,036
Daikoku Denki Co., Ltd.	49,400	664,621
Daimaruenawin Co., Ltd.	400	2,379
Dainichi Co., Ltd.	57,700	417,259
Daisyo Corp.	72,200	1,008,502
*Daito Woolen Spinning & Weaving Co., Ltd.	13,000	12,174
#Daiwa Seiko, Inc.	433,000	587,750
#Daiwabo Holdings Co., Ltd.	466,000	1,827,817
DCM Japan Holdings Co., Ltd.	241,300	1,638,099
Descente, Ltd.	263,000	1,230,666
#Doshisha Co., Ltd.	64,900	1,006,623

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
DOUTOR NICHIRES Holdings Co., Ltd.	175,286	$2,426,659
Dynic Corp.	127,000	212,303
#Eagle Industry Co., Ltd.	139,000	586,440
#*Econach Co., Ltd.	177,000	100,877
#Edion Corp.	266,500	1,556,157
Eikoh, Inc.	41,800	178,068
#Exedy Corp.	120,500	2,831,768
F&A Aqua Holdings, Inc.	60,638	684,498
*FCC Co., Ltd.	16,600	266,644
Fine Sinter Co., Ltd.	49,000	98,266
Foster Electric Co., Ltd.	81,900	1,370,955
#France Bed Holdings Co., Ltd.	804,000	1,213,934
#Fuji Co., Ltd.	101,100	1,907,050
Fuji Corp., Ltd.	113,900	335,033
#*Fuji Kiko Co., Ltd.	151,000	186,746
#Fuji Kyuko Co., Ltd.	357,000	1,644,958
Fuji Oozx, Inc.	6,000	16,617
Fujibo Holdings, Inc.	46,000	61,981
*Fujii & Co., Ltd.	44,000	—
Fujikura Rubber, Ltd.	74,000	295,556
#Fujita Kanko, Inc.	402,100	1,604,149
Fujitsu Business Systems, Ltd.	75,500	1,747,586
#Fujitsu General, Ltd.	339,000	1,099,656
Funai Electric Co., Ltd.	13,200	547,853
#Furukawa Battery Co., Ltd.	87,000	792,814
G-7 Holdings, Inc.	29,200	126,903
*Gajoen Kanko Co.	37,000	—
#Gakken Co., Ltd.	354,000	664,023
Genki Sushi Co., Ltd.	19,200	243,141
GEO Co., Ltd.	1,255	987,311
#*Goldwin, Inc.	175,000	406,081
Gourmet Kineya Co., Ltd.	67,000	448,818
*Gro-Bels Co., Ltd.	177,000	52,247
*GSI Creos Corp.	194,000	214,207
#Gulliver International Co., Ltd.	3,320	194,464
Gunze, Ltd.	624,000	2,674,549
#H2O Retailing Corp.	104,000	603,138
Hakuyosha Co., Ltd.	88,000	236,892
Happinet Corp.	36,100	451,354
Haruyama Trading Co., Ltd.	49,900	239,421
*Haseko Corp.	1,139,500	1,080,242
Heiwa Corp.	30,300	326,716
*Hiday Hidaka Corp.	6,900	76,434
#Hikari Tsushin, Inc.	30,500	658,452
Himaraya Co., Ltd.	38,300	144,989
#HIS Co., Ltd.	108,500	2,219,016
Hitachi Koki Co., Ltd.	70,000	640,696
Horipro, Inc.	47,000	379,371
*I Metal Technology Co., Ltd.	150,000	264,730
*Ichibanya Co., Ltd.	3,400	75,308
Ichikawa Co., Ltd.	63,000	155,083
#Ichikoh Industries, Ltd.	289,000	483,664
#*Ikyu Corp.	192	90,060
Imasen Electric Industrial Co., Ltd.	54,400	676,564
Imperial Hotel, Ltd.	10,250	212,650
*Impress Holdings, Inc.	112,400	248,660
*Intage, Inc.	1,300	23,170
Ishizuka Glass Co., Ltd.	109,000	228,268
*Izuhakone Railway Co., Ltd.	300	17,120
*Izutsuya Co., Ltd.	350,000	191,941
#*Janome Sewing Machine Co., Ltd.	37,000	28,839

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
#Japan Vilene Co., Ltd.	206,000	$1,106,147
#Japan Wool Textile Co., Ltd. (The)	308,000	2,326,207
Jeans Mate Corp.	38,208	240,997
*Jidosha Buhin Kogyo Co., Ltd.	82,000	146,936
#Joban Kosan Co., Ltd.	221,000	356,185
#Joshin Denki Co., Ltd.	196,000	1,627,970
Juntendo Co., Ltd.	35,000	44,682
*JVC Kenwood Holdings, Inc.	2,477,300	1,563,548
Kabuki-Za Co., Ltd.	39,000	1,618,934
#Kadokawa Holdings, Inc.	91,900	2,212,371
Kanto Auto Works, Ltd.	192,000	1,724,603
#*Kappa Create Co., Ltd.	3,750	88,169
Kasai Kogyo Co., Ltd.	119,000	301,951
#Kawai Musical Instruments Manufacturing Co., Ltd.	256,000	322,964
#*Kawashima Selkon Textiles Co., Ltd.	335,000	310,542
Kayaba Industry Co., Ltd.	726,000	1,665,042
Keihin Corp.	36,800	552,566
#Keiyo Co., Ltd.	195,000	959,136
Kentucky Fried Chicken Japan, Ltd.	78,000	1,391,153
*Kinki Nippon Tourist Co., Ltd.	46,000	48,550
#Kinugawa Rubber Industrial Co., Ltd.	198,000	304,270
Kisoji Co., Ltd.	87,000	1,808,881
Koekisha Co., Ltd.	13,600	243,243
Kohnan Shoji Co., Ltd.	91,600	892,371
#Kojima Co., Ltd.	126,600	638,351
Komatsu Seiren Co., Ltd.	145,000	536,807
Komeri Co., Ltd.	55,600	1,531,526
Konaka Co., Ltd.	104,960	337,666
*Kosugi Sangyo Co., Ltd	416,000	—
*Kourakuen Corp.	1,100	13,197
#K’s Holdings Corp.	130,772	3,873,711
Ku Holdings Co., Ltd.	68,200	257,606
#Kura Corp.	283	612,557
Kurabo Industries, Ltd.	856,000	1,770,906
Kuraudia Co., Ltd.	4,800	73,926
Kuroganeya Co., Ltd.	14,000	48,348
#Kyoritsu Maintenance Co., Ltd	49,660	816,898
Kyoto Kimono Yuzen Co., Ltd.	55,700	488,415
Kyowa Leather Cloth Co., Ltd.	73,500	307,990
#*Laox Co., Ltd.	706,000	1,717,801
#*Look, Inc.	714,000	752,249
*Magara Construction Co., Ltd.	135,000	1,427
*Mamiya-Op Co., Ltd.	285,000	219,595
Marche Corp.	23,000	181,102
#Mars Engineering Corp.	64,100	1,990,562
Maruei Department Store Co., Ltd.	142,000	258,901
*Maruishi Holdings Co., Ltd.	214,000	—
#*Maruzen Co., Ltd. (6569583)	85,000	78,921
Maruzen Co., Ltd. (6573498)	46,000	224,279
#Matsuya Co., Ltd.	162,500	1,712,304
Matsuya Foods Co., Ltd.	64,900	881,183
Meiwa Industry Co., Ltd.	38,000	68,191
Mikuni Corp.	114,000	153,667
#*Misawa Homes Co., Ltd,	77,000	287,292
#Misawa Resort Co., Ltd.	190,000	308,723
*Mitsuba Corp.	152,690	547,276
Mitsui Home Co., Ltd.	206,000	1,162,894
Miyuki Keori Co., Ltd.	106,000	390,410
#Mizuno Corp.	450,000	2,024,548
MOS Food Services, Inc.	110,000	1,798,555
MR Max Corp.	123,800	660,516

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
*Musashi Seimitsu Industry Co., Ltd.	5,800	$114,337
Mutow Co., Ltd.	77,300	334,117
#*Naigai Co., Ltd.	2,723,000	1,520,275
#Nexyz Corp.	3,700	124,000
NHK Spring Co., Ltd.	273,000	1,964,815
Nice Holdings, Inc.	399,000	802,700
*Nichimo Corp.	667,000	7,049
Nidec Copal Corp.	154,600	1,661,803
Nidec Tosok Corp.	61,000	465,111
Nihon Tokushu Toryo Co., Ltd.	56,000	198,996
Nikko Travel Co., Ltd.	12,200	26,177
Nippon Felt Co., Ltd.	67,200	290,068
#*Nippon Piston Ring Co., Ltd.	293,000	321,631
Nippon Seiki Co., Ltd.	148,400	1,820,203
#Nishimatsuya Chain Co., Ltd.	222,800	2,272,910
Nissan Shatai Co., Ltd.	446,023	4,101,494
Nissen Holdings Co., Ltd.	207,400	661,203
Nissin Kogyo Co., Ltd.	64,300	901,985
Nittan Valve Co., Ltd.	82,800	296,618
*Nitto Kako Co., Ltd.	98,000	61,815
Noritsu Koki Co., Ltd.	99,200	862,976
*Omikenshi Co., Ltd.	176,000	130,055
#Onward Holdings Co., Ltd.	62,000	440,537
Pacific Golf Group International Holdings KK	337	190,687
Pacific Industrial Co., Ltd.	183,000	826,895
*Pal Co., Ltd.	2,000	38,806
PanaHome Corp.	450,200	2,629,431
Parco Co., Ltd.	270,800	2,357,169
#Paris Miki Holdings, Inc.	173,100	1,692,679
#*PIA Corp.	28,800	369,519
Piolax, Inc.	44,500	763,848
#*Pioneer Electronic Corp.	4,100	11,930
*Plenus Co., Ltd.	4,400	63,981
Press Kogyo Co., Ltd.	375,000	653,231
#Resorttrust, Inc.	169,908	1,911,078
#*Rhythm Watch Co., Ltd.	443,000	657,492
Right On Co., Ltd.	95,425	953,098
#Riken Corp.	359,000	1,125,243
#*Ringer Hut Co., Ltd.	74,800	952,554
*Riso Kyoiku Co., Ltd.	785	43,900
Roland Corp.	88,300	1,039,630
Round One Corp.	15,000	138,804
Royal Co., Ltd.	138,200	1,501,008
Ryohin Keikaku Co., Ltd.	11,500	476,872
*Sagami Chain Co., Ltd.	77,000	685,165
#*Sagami Co., Ltd.	317,000	541,209
Sagami Rubber Industries Co., Ltd.	15,000	42,795
#Saint Marc Holdings Co., Ltd.	37,300	1,193,453
#Saizeriya Co., Ltd.	172,200	2,719,932
#*Sakai Ovex Co., Ltd.	205,000	200,594
*Sanden Corp.	487,000	1,364,548
Sanoh Industrial Co., Ltd.	114,900	694,466
#Sanrio Co., Ltd.	258,000	2,182,519
Sanyo Housing Nagoya Co., Ltd.	354	366,155
#Sanyo Shokai, Ltd.	462,000	1,528,710
#Seiko Holdings Corp.	391,407	1,004,933
Seiren Co., Ltd.	215,100	1,190,931
Senshukai Co., Ltd.	159,600	1,065,194
#*Seven Seas Holdings Co., Ltd.	891,000	502,214
#Shikibo, Ltd.	497,000	893,494
Shimachu Co., Ltd.	53,000	1,122,447

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Shinyei Kaisha	96,000	$155,924
#Shiroki Co., Ltd.	302,000	578,887
#Shobunsha Publications, Inc.	358,300	2,332,006
#Shochiku Co., Ltd.	416,400	3,448,485
Showa Corp.	247,300	1,390,214
#*Silver Seiko, Ltd.	742,000	62,785
SNT Corp.	93,800	278,201
*Sofmap Co., Ltd.	43,100	82,865
Soft99 Corp.	71,500	343,667
Sotoh Co., Ltd.	49,700	628,384
SPK Corp.	16,800	209,995
*Studio Alice Co., Ltd.	6,100	62,637
Suminoe Textile Co., Ltd.	260,000	417,364
#Sumitomo Forestry Co., Ltd.	170,066	1,351,465
#*Suzutan Co., Ltd.	26,200	63,215
#*SxL Corp.	493,000	302,309
*Tac Co., Ltd.	1,300	5,531
Tachikawa Corp.	50,800	233,287
Tachi-S Co., Ltd.	119,440	1,084,300
Taiho Kogyo Co., Ltd.	95,200	688,252
Takamatsu Construction Group	118,700	1,891,631
#Taka-Q Co., Ltd.	73,500	130,564
Takata Corp.	9,000	157,138
#*TAKE AND GIVE NEEDS Co., Ltd.	1,380	176,339
*Tamron Co., Ltd.	7,900	104,197
#*Tasaki Shinju Co., Ltd.	835,000	1,064,663
Taya Co., Ltd.	5,000	38,630
TBK Co., Ltd.	74,000	137,618
*TDF Corp.	27,000	29,883
Teikoku Piston Ring Co., Ltd.	108,100	501,207
Teikoku Sen-I Co., Ltd.	78,000	412,476
#Telepark Corp.	153	230,110
#*Ten Allied Co., Ltd.	50,000	171,627
Tigers Polymer Corp.	59,000	252,311
Toabo Corp.	350,000	283,896
Toei Co., Ltd.	427,000	2,238,562
#*Tohoku Misawa Homes Co., Ltd.	37,500	92,369
*Tokai Kanko Co., Ltd.	505,999	202,283
#Tokai Rika Co., Ltd.	85,400	1,696,776
Tokai Rubber Industries, Ltd.	106,300	1,349,936
*Tokai Senko K.K.	462,000	465,126
*Token Corp.	7,710	238,927
Tokyo Dome Corp.	638,200	2,018,286
*Tokyo Individualized Educational Institute , Inc.	3,200	7,488
Tokyo Kaikan Co., Ltd.	12,000	46,946
Tokyo Soir Co., Ltd.	49,000	110,487
Tokyo Style Co., Ltd.	336,700	2,701,422
Tokyotokeiba Co., Ltd.	880,000	1,416,828
Tokyu Recreation Co., Ltd.	77,000	428,350
#Tomy Co., Ltd.	313,193	2,776,727
#*Tonichi Carlife Group, Inc.	318,000	404,420
Topre Corp.	180,100	1,534,503
*Toridoll.Corp.	23	47,574
*Totenko Co., Ltd.	57,000	102,756
#*Touei Housing Corp.	128,540	766,499
*Tow Co., Ltd.	4,800	27,850
#Toyo Radiator Co., Ltd.	253,000	583,313
#*Toyo Tire & Rubber Co., Ltd.	711,000	1,544,307
#Toyobo Co., Ltd.	1,050,000	1,968,970
*TS Tech Co., Ltd.	23,200	449,677
*Tsukamoto Co., Ltd.	67,000	69,945

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Tsutsumi Jewelry Co., Ltd.	65,400	$1,314,812
*United Arrows, Ltd.	2,300	15,138
#*Unitika, Ltd.	1,629,000	1,458,265
#U-Shin, Ltd.	94,500	495,830
Watabe Wedding Corp.	29,500	461,273
#Watami Food Service Co., Ltd.	119,600	2,359,527
*Wondertable, Ltd.	97,000	95,027
Xebio Co., Ltd.	52,800	1,144,110
Yamato International, Inc.	43,000	176,662
Yellow Hat, Ltd.	73,700	583,913
Yokohama Reito Co., Ltd.	175,000	1,099,230
#Yomiuri Land Co., Ltd.	258,000	837,329
Yonex Co., Ltd.	40,000	294,742
#Yorozu Corp.	73,500	852,088
Yoshimoto Kogyo Co., Ltd.	116,800	1,424,661
#Yoshinoya Holdings Co., Ltd.	2,168	2,584,800
#Zenrin Co., Ltd.	127,400	1,839,797
#Zensho Co., Ltd.	362,900	2,161,261

Total Consumer Discretionary		246,299,570

Consumer Staples — (8.4%)
#Aderans Holdings Co., Ltd.	142,450	1,986,555
*Aeon Hokkaido Corp.	428,200	1,426,434
Ahjikan Co., Ltd.	10,500	93,934
#Ariake Japan Co., Ltd.	113,700	1,728,960
Cawachi, Ltd.	81,200	1,491,042
CFS Corp.	122,000	752,809
#Chubu Shiryo Co., Ltd.	89,000	770,093
Chuo Gyorui Co., Ltd.	93,000	174,638
Coca-Cola Central Japan Co., Ltd.	128,200	1,784,346
Cocakara Fine Holdings, Inc.	36,060	627,128
CVS Bay Area, Inc.	55,000	82,272
#DyDo Drinco, Inc.	55,700	1,631,128
#Echo Trading Co., Ltd.	11,000	117,811
Ensuiko Sugar Refining Co., Ltd.	103,000	177,894
#Fancl Corp.	201,800	2,430,289
#*First Baking Co., Ltd.	183,000	211,753
Fuji Oil Co., Ltd.	155,000	1,897,032
Fujicco Co., Ltd.	118,600	1,351,005
#*Fujiya Co., Ltd.	549,000	740,846
Hagoromo Foods Corp.	40,000	444,917
Harashin Narus Holdings Co., Ltd.	61,500	649,237
#*Hayashikane Sangyo Co., Ltd.	336,000	346,693
#Heiwado Co., Ltd.	186,600	2,461,934
#Hohsui Corp.	120,000	177,681
Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	459,353
#Hokuto Corp.	105,700	2,152,031
Inageya Co., Ltd.	175,000	1,713,130
#ITO EN, LTD.	2,400	37,584
Itochu-Shokuhin Co., Ltd.	40,600	1,459,451
Itoham Foods, Inc.	693,800	2,261,973
Izumiya Co., Ltd.	292,000	1,674,983
J-Oil Mills, Inc.	533,000	1,777,304
#Kameda Seika Co., Ltd.	70,000	1,119,258
Kasumi Co., Ltd.	211,000	987,897
Kato Sangyo Co., Ltd.	121,700	1,951,576
#Key Coffee, Inc.	76,600	1,279,648
Kirindo Co., Ltd.	32,800	174,025
Kose Corp.	1,400	28,536
#Kyodo Shiryo Co., Ltd.	353,000	496,793
Kyokuyo Co., Ltd.	370,000	748,644

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Staples — (Continued)
#Life Corp.	183,900	$3,077,546
Lion Corp.	3,000	14,401
Mandom Corp.	82,200	2,291,003
Marudai Food Co., Ltd.	443,000	1,121,956
#Maruetsu, Inc. (The)	417,000	2,005,784
#Maruha Nichiro Holdings, Inc.	1,651,069	2,471,000
*Maruya Co., Ltd.	14,000	16,116
Matsumotokiyoshi Holdings Co., Ltd.	14,600	328,475
*Maxvalu Tohok Co., Ltd.	18,200	115,701
Maxvalu Tokai Co., Ltd.	59,400	746,317
#Meito Sangyo Co., Ltd.	77,800	1,053,129
Mercian Corp.	413,000	950,039
Mikuni Coca-Cola Bottling Co., Ltd.	184,000	1,515,747
Milbon Co., Ltd.	42,840	927,504
Ministop Co., Ltd.	84,900	1,388,153
Mitsui Sugar Co., Ltd.	465,850	1,538,377
Miyoshi Oil & Fat Co., Ltd.	261,000	389,848
#Morinaga & Co., Ltd.	909,000	1,905,998
#Morinaga Milk Industry Co., Ltd.	852,000	3,527,351
Morishita Jinton Co., Ltd.	47,800	123,326
Morozoff, Ltd.	108,000	352,790
#Nagatanien Co., Ltd.	118,000	1,092,637
#Nakamuraya Co., Ltd.	203,000	998,444
#Nichimo Co., Ltd.	112,000	198,308
#Nihon Chouzai Co., Ltd.	22,380	439,477
Niitaka Co., Ltd.	7,260	64,232
Nippon Beet Sugar Manufacturing Co., Ltd.	513,000	1,275,139
#Nippon Flour Mills Co., Ltd.	604,000	2,906,184
*Nippon Formula Feed Manufacturing Co., Ltd.	267,000	322,483
#Nippon Suisan Kaisha, Ltd.	514,500	1,407,220
Nisshin Oillio Group, Ltd. (The)	548,000	2,909,882
Nissin Sugar Manufacturing Co., Ltd.	149,000	311,502
Nitto Flour Milling Co., Ltd.	64,000	212,978
#Oenon Holdings, Inc.	247,000	523,139
Oie Sangyo Co., Ltd.	20,900	174,063
Okuwa Co., Ltd.	135,000	1,518,143
Olympic Corp.	65,000	415,796
Oriental Yeast Co., Ltd.	101,000	554,517
Pietro Co., Ltd.	10,300	89,193
#Pigeon Corp.	67,800	2,435,796
*Poplar Co., Ltd.	25,760	180,456
Prima Meat Packers, Ltd.	705,000	795,680
Riken Vitamin Co., Ltd.	79,300	2,243,971
Rock Field Co., Ltd.	47,800	596,508
#Ryoshoku, Ltd.	128,100	2,930,889
S Foods, Inc.	104,000	911,112
#Sakata Seed Corp.	171,000	2,543,123
Shikoku Coca-Cola Bottling Co., Ltd.	79,800	782,652
Shoei Foods Corp.	44,000	201,935
#Showa Sangyo Co., Ltd.	581,000	1,761,908
Snow Brand Milk Products Co., Ltd.	900,000	2,970,125
#Sogo Medical Co., Ltd.	23,000	509,009
Sonton Food Industry Co., Ltd.	43,000	286,230
Starzen Corp.	279,000	647,711
Takara Holdings, Inc.	25,000	166,151
Three F Co., Ltd.	17,700	130,284
Tobu Store Co., Ltd.	215,000	698,266
Toho Co., Ltd.	158,000	538,559
Tohto Suisan Co., Ltd.	120,000	189,832
Torigoe Co., Ltd.	84,500	652,881
Toyo Sugar Refining Co., Ltd.	157,000	191,317

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Staples — (Continued)
Tsukiji Uoichiba Co., Ltd.	57,000	$85,780
Tsuruha Holdings, Inc.	45,200	1,425,382
#Unicafe, Inc.	14,260	152,725
#Unicharm Petcare Corp.	73,900	2,334,297
Unimat Offisco Corp.	85,100	802,448
Valor Co., Ltd.	173,600	1,432,640
Warabeya Nichiyo Co., Ltd.	51,360	617,838
Yaizu Suisankagaku Industry Co., Ltd.	41,000	427,351
#Yaoko Co., Ltd.	54,400	1,704,014
#Yomeishu Seizo Co., Ltd.	100,000	939,767
Yonekyu Corp.	98,000	937,244
Yuasa Funashoku Co., Ltd.	112,000	268,524
#Yukiguni Maitake Co., Ltd.	104,256	407,253
Yutaka Foods Corp.	6,000	83,730

Total Consumer Staples		117,135,903

Energy — (1.2%)
AOC Holdings, Inc.	139,600	1,320,123
#BP Castrol K.K.	69,800	248,265
#*Fuji Kosan Co., Ltd.	264,000	244,320
Itochu Enex Co., Ltd.	321,400	1,968,885
Japan Oil Transportation Co., Ltd.	79,000	160,899
Kanto Natural Gas Development Co., Ltd.	175,000	1,001,447
#Kyoei Tanker Co., Ltd.	115,000	288,993
#Mitsuuroko Co., Ltd.	206,500	1,255,055
#Modec, Inc.	102,400	1,760,013
#Nippon Gas Co., Ltd.	148,900	2,233,977
Nippon Seiro Co., Ltd.	64,000	109,275
#Sala Corp.	129,500	702,788
San-Ai Oil Co., Ltd.	259,000	1,210,983
Shinko Plantech Co., Ltd.	154,800	1,261,782
Sinanen Co., Ltd.	259,000	1,296,336
Toa Oil Co., Ltd.	360,000	485,583
#Toyo Kanetsu K.K.	466,000	917,394

Total Energy		16,466,118

Financials — (8.4%)
Aichi Bank, Ltd. (The)	34,100	2,913,819
Airport Facilities Co., Ltd.	157,470	857,432
Akita Bank, Ltd. (The)	666,400	2,473,058
Aomori Bank, Ltd. (The)	611,000	2,433,845
#*Arealink Co., Ltd.	3,000	252,255
#*Bank of Ikeda, Ltd. (The)	70,300	2,775,659
#Bank of Iwate, Ltd. (The)	57,400	3,351,842
Bank of Nagoya, Ltd. (The)	196,297	858,009
Bank of Okinawa, Ltd. (The)	74,500	2,754,341
Bank of Saga, Ltd. (The)	584,000	1,949,485
Bank of the Ryukyus, Ltd.	121,780	1,407,474
#*Cedyna Financial Corp.	502,350	960,273
Century Tokyo Leasing Corp.	308,990	3,319,736
#*Chiba Kogyo Bank, Ltd. (The)	169,600	1,499,009
Chukyo Bank, Ltd. (The)	732,000	2,369,996
Daiko Clearing Services Corp.	49,700	287,227
*Daikyo, Inc.	536,000	838,391
#Daisan Bank, Ltd. (The)	621,000	1,626,680
Daito Bank, Ltd. (The)	498,000	431,547
Ehime Bank, Ltd. (The)	593,000	1,544,250
Eighteenth Bank, Ltd. (The)	614,000	1,738,865
*Fuji Fire & Marine Insurance Co., Ltd. (The)	526,000	630,012
#Fukui Bank, Ltd. (The)	841,000	2,738,775
*Fukushima Bank, Ltd.	836,000	555,727

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Financials — (Continued)
Fuyo General Lease Co., Ltd.	97,900	$2,158,961
Goldcrest Co., Ltd.	55,870	1,331,640
Heiwa Real Estate Co., Ltd.	171,000	595,199
Higashi-Nippon Bank, Ltd.	626,000	1,352,747
Higo Bank, Ltd. (The)	2,000	12,226
Hokkoku Bank, Ltd. (The)	634,000	2,346,507
#Hokuetsu Bank, Ltd. (The)	875,000	1,789,787
Hyakugo Bank, Ltd. (The)	10,000	49,239
IBJ Leasing Co., Ltd.	113,300	1,473,666
Ichiyoshi Securities Co., Ltd.	160,600	1,227,581
Juroku Bank, Ltd.	25,000	89,715
*Kabu.Com Securities Co., Ltd.	96	110,769
*Kachikaihatsu Co., Ltd.	186,000	62,840
Kagawa Bank, Ltd. (The)	269,350	1,156,059
*Kanto Tsukuba Bank, Ltd. (The)	188,800	629,904
#*Kenedix, Inc.	722	277,760
Kirayaka Bank, Ltd.	98,000	88,974
Kita-Nippon Bank, Ltd. (The)	29,706	812,526
Kiyo Holdings, Inc.	2,135,900	2,614,516
#Kobayashi Yoko Co., Ltd.	268,200	963,577
#Kosei Securities Co., Ltd.	295,000	350,915
#Marusan Securities Co., Ltd.	256,000	1,759,737
Michinoku Bank, Ltd. (The)	524,000	1,182,469
*Minato Bank, Ltd. (The)	1,324,000	1,881,270
Mito Securities Co., Ltd.	271,000	825,034
Miyazaki Bank, Ltd. (The)	494,000	1,939,647
#*Mizuho Investors Securities Co., Ltd.	740,000	902,751
#Monex Group, Inc.	2,123	962,206
Musashino Bank, Ltd.	62,900	2,205,505
Nagano Bank, Ltd. (The)	314,000	734,532
*Nichiboshin, Ltd.	1,190	—
#*NIS Group Co., Ltd.	1,357,525	642,626
#Nisshin Fudosan Co., Ltd.	168,300	681,991
Ogaki Kyoritsu Bank, Ltd. (The)	51,000	224,628
Oita Bank, Ltd. (The)	491,900	2,461,865
Okasan Securities Group, Inc.	547,000	2,782,516
#Ricoh Leasing Co., Ltd.	91,100	1,802,018
#RISA Partners, Inc.	479	421,744
#Sankei Building Co., Ltd.	182,100	1,196,028
*Sapporo Hokuyo Holdings, Inc.	173,000	583,537
Shikoku Bank, Ltd.	742,000	2,685,155
#Shimizu Bank, Ltd.	32,100	1,253,784
#Sumitomo Real Estate Sales Co., Ltd.	33,200	1,473,562
*Sun Frontier Fudousan Co., Ltd.	208	56,130
Takagi Securities Co., Ltd.	208,000	444,585
#TOC Co., Ltd.	422,050	1,733,019
Tochigi Bank, Ltd.	386,000	1,859,521
Toho Bank, Ltd.	759,200	3,428,413
#Toho Real Estate Co., Ltd.	184,600	942,311
Tohoku Bank, Ltd.	390,000	637,491
Tokai Tokyo Financial Holdings, Inc.	898,000	3,275,683
#Tokushima Bank, Ltd.	267,200	1,398,142
Tokyo Rakutenchi Co., Ltd.	222,000	894,752
Tokyo Tatemono Co., Ltd.	359,000	1,747,959
Tokyo Theatres Co., Inc.	299,000	564,891
#Tokyo Tomin Bank, Ltd.	110,100	2,054,177
#Tokyu Livable, Inc.	102,300	1,011,114
Tomato Bank, Ltd.	397,000	959,056
#Tottori Bank, Ltd.	328,000	898,556
#*Towa Bank, Ltd.	876,000	574,095
*Toyo Securities Co., Ltd.	307,000	789,032

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Financials — (Continued)
*Yachiyo Bank, Ltd.	1,400	$40,710
Yamagata Bank, Ltd.	584,500	3,154,798
Yamanashi Chuo Bank, Ltd.	231,000	1,187,768
Yuraku Real Estate Co., Ltd.	470,000	1,101,602

Total Financials		117,419,225

Health Care — (3.3%)
Aloka Co., Ltd.	89,000	902,686
As One Corp.	69,568	1,243,563
ASKA Pharmaceutical Co., Ltd.	101,000	872,888
Create Medic Co., Ltd.	28,000	266,668
Eiken Chemical Co., Ltd.	78,900	730,095
FALCO biosystems, Ltd.	34,300	292,040
#Fuso Pharmaceutical Industries, Ltd.	322,000	1,068,905
#Green Hospital Supply, Inc.	940	535,006
Hitachi Medical Corp.	118,000	1,129,569
Hogy Medical Co., Ltd.	50,300	2,583,843
Iwaki & Co., Ltd.	55,000	110,660
#*J Bridge Corp.	1,419,200	418,627
Japan Medical Dynamic Marketing, Inc.	44,900	96,310
#Jeol, Ltd.	268,000	1,039,890
JMS Co., Ltd.	126,000	478,169
Kaken Pharmaceutical Co., Ltd.	348,000	3,029,477
Kawamoto Corp.	4,000	21,555
Kawanishi Holdings, Ltd.	7,400	53,688
Kawasumi Laboratories, Inc.	45,000	303,588
Kyorin Co., Ltd.	177,000	2,717,433
Mochida Pharmaceutical Co., Ltd.	13,000	124,041
#Nichii Gakkan Co.	242,400	2,625,148
Nihon Kohden Corp.	151,200	2,101,920
#Nikkiso Co., Ltd.	237,000	1,855,778
#Nippon Chemiphar Co., Ltd.	131,000	470,804
Nippon Shinyaku Co., Ltd.	237,000	3,101,364
#Nipro Corp.	180,100	3,705,606
Nissui Pharmaceutical Co., Ltd.	66,100	566,769
#Paramount Bed Co., Ltd.	98,800	1,554,351
Rion Co., Ltd.	5,000	24,738
Rohto Pharmaceutical Co., Ltd.	17,000	180,464
*Sawai Pharmaceutical Co., Ltd.	2,600	136,926
Seikagaku Corp.	198,500	2,265,759
*So-net M3, Inc.	12	42,535
#SSP Co., Ltd.	370,000	1,902,567
Torii Pharmaceutical Co., Ltd.	87,800	1,580,427
#Towa Pharmaceutical Co., Ltd.	55,400	2,775,948
*Vital Ksk Holdings, Inc.	142,400	779,532
#Wakamoto Pharmaceutical Co., Ltd.	100,000	369,953
#Zeria Pharmaceutical Co., Ltd.	149,000	1,552,950

Total Health Care		45,612,240

Industrials — (23.7%)
*A&A Material Corp.	235,000	222,219
#Advan Co., Ltd.	99,400	653,108
#*Advanex, Inc.	121,000	104,198
Aeon Delight Co., Ltd.	105,300	1,472,598
Aica Kogyo Co., Ltd.	236,500	2,268,574
Aichi Corp.	187,800	1,011,291
Aida Engineering, Ltd.	265,700	887,391
Airtech Japan, Ltd.	26,700	146,617
Alps Logistics Co., Ltd.	52,500	448,390
Altech Co., Ltd.	23,000	54,371
Altech Corp.	37,150	228,909

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Amano Corp.	269,000	$2,392,441
Ando Corp.	257,000	379,731
Anest Iwata Corp.	149,000	459,437
*AOMI Construction Co., Ltd.	211,000	2,230
*ARuCoUnion Corp.	14,600	2,301
Asahi Diamond Industrial Co., Ltd.	245,000	1,625,767
#*Asahi Holdings, Inc.	120,450	2,245,430
Asahi Kogyosha Co., Ltd.	99,000	399,080
*Asanuma Corp.	1,373,000	1,188,362
Asia Air Survey Co., Ltd.	32,000	83,059
Asunaro Aoki Construction Co., Ltd.	166,500	829,420
Ataka Construction & Engineering Co., Ltd.	60,000	149,262
Bando Chemical Industries, Ltd.	340,000	936,114
Bidec Servo Corp.	78,000	418,495
Biken Techno Corp.	14,100	62,955
Bunka Shutter Co., Ltd.	239,000	880,249
Central Glass Co., Ltd.	601,000	2,530,167
Central Security Patrols Co., Ltd.	44,700	450,667
#Chudenko Corp.	158,600	2,536,632
Chugai Ro Co., Ltd.	327,000	915,940
#CKD Corp.	229,700	1,182,906
Commuture Corp.	154,202	1,045,181
Cosel Co., Ltd.	130,700	1,494,885
CTI Engineering Co., Ltd.	44,000	267,854
Dai-Dan Co., Ltd.	156,000	827,005
Daido Kogyo Co., Ltd.	145,000	234,062
Daifuku Co., Ltd.	192,500	1,317,655
Daihen Corp.	459,000	1,525,186
#*Daiho Corp.	1,355,000	1,371,658
#Daiichi Chuo Kisen Kaisha	259,000	686,790
#Daiichi Jitsugyo Co., Ltd.	194,000	625,467
Daimei Telecom Engineering Corp.	140,000	1,336,620
#Daiseki Co., Ltd.	147,263	3,211,844
*Daisue Construction Co., Ltd.	271,500	131,400
Daiwa Industries, Ltd.	169,000	737,394
Daiwa Odakyu Construction Co., Ltd.	63,500	143,046
#Danto Holdings Corp.	531,000	750,312
Denyo Co., Ltd.	90,600	709,587
Dijet Industrial Co., Ltd.	81,000	136,509
DMW Corp.	4,800	83,388
*Dream Incubator, Inc.	168	126,960
*Duskin Co., Ltd.	16,200	281,065
*Ebara Corp.	825,000	2,650,834
#*Enshu, Ltd.	215,000	255,855
Freesia Macross Corp.	1,355,000	313,952
Fuji Electric Holdings Co., Ltd.	1,133,000	1,980,665
*Fujisash Co., Ltd.	49,300	25,963
Fujitec Co., Ltd.	304,000	1,610,341
#*Fukuda Corp.	700,000	1,209,994
Fukusima Industries Corp.	29,700	236,082
Fukuyama Transporting Co., Ltd.	425,400	1,980,022
Funai Consulting, Co., Ltd.	99,300	501,699
#Furukawa Co., Ltd.	1,390,000	1,889,599
Furusato Industries, Ltd.	50,600	382,663
Futaba Corp.	159,500	2,794,299
Gecoss Corp.	113,600	528,098
Hamai Co., Ltd.	97,000	93,110
Hanwa Co., Ltd.	726,000	2,939,722
Hazama Corp.	285,800	340,467
Hibiya Engineering, Ltd.	130,000	1,075,620
Hitachi Cable, Ltd.	390,000	1,288,826

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Hitachi Metals Techno, Ltd.	57,500	$227,919
#Hitachi Plant Technologies, Ltd.	476,570	3,032,608
Hitachi Tool Engineering, Ltd.	94,000	850,336
Hitachi Transport System, Ltd.	23,700	299,819
#*Hitachi Zosen Corp.	1,506,500	1,931,395
Hokuetsu Industries Co., Ltd.	96,000	171,471
Hokuriku Electrical Construction Co., Ltd.	56,000	174,505
Hosokawa Micron Corp.	144,000	626,269
*Howa Machinery, Ltd.	379,000	251,393
Ichiken Co., Ltd.	105,000	131,502
Ichinen Holdings Co., Ltd.	71,100	315,891
#Idec Corp.	131,900	1,014,059
Iino Kaiun Kaisha, Ltd.	337,400	1,793,791
Inaba Denki Sangyo Co., Ltd.	86,000	1,959,051
Inaba Seisakusho Co., Ltd.	60,800	613,833
Inabata and Co., Ltd.	219,900	1,007,607
Inoue Kogyo Co., Ltd.	425,000	—
Inui Steamship Co., Ltd.	80,800	599,268
#*Iseki & Co., Ltd.	759,000	3,500,258
#Ishii Iron Works Co., Ltd.	110,000	202,831
#*Ishikawa Seisakusho, Ltd.	154,000	103,812
*Ishikawajima Construction Materials Co., Ltd.	216,000	190,494
Ishikawajima Transport Machinery Co., Ltd.	73,000	313,982
Itoki Corp.	174,200	473,816
#Iwatani International Corp.	847,000	2,474,482
#Jalux, Inc.	43,300	627,719
#Jamco Corp.	82,000	486,639
Japan Airport Terminal Co., Ltd.	21,300	247,934
#*Japan Bridge Corp.	44,350	98,409
Japan Foundation Engineering Co., Ltd.	95,600	257,366
Japan Kenzai Co., Ltd.	93,440	453,220
#Japan Pulp & Paper Co., Ltd.	501,000	1,684,104
Japan Steel Tower Co., Ltd.	44,000	192,408
Japan Transcity Corp.	231,000	685,516
JFE Shoji Holdings, Inc.	190,000	747,599
K.R.S. Corp.	38,200	370,354
*Kamagai Gumi Co., Ltd.	583,800	478,684
Kamei Corp.	118,000	727,642
Kanaden Corp.	118,000	642,911
#Kanagawa Chuo Kotsu Co., Ltd.	192,000	1,049,236
Kanamoto Co., Ltd.	114,000	588,852
*Kanematsu Corp.	1,442,625	1,378,677
#*Kanematsu-NNK Corp.	125,000	199,060
#Katakura Industries Co., Ltd.	115,900	1,197,379
#Kato Works Co., Ltd.	197,000	481,281
#*Kawada Technologies, Inc.	110,300	1,717,433
Kawagishi Bridge Works Co., Ltd.	38,000	107,859
Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	281,984
*Keihin Co., Ltd. (The)	199,000	250,342
#Kimura Chemical Plants Co., Ltd.	59,400	505,840
Kinki Sharyo Co., Ltd.	207,000	1,615,501
Kintetsu World Express, Inc.	101,800	2,477,550
#Kitagawa Iron Works Co., Ltd.	335,000	416,820
#Kitano Construction Corp.	252,000	613,330
Kitazawa Sangyo Co., Ltd.	57,000	124,941
Kitz Corp.	409,000	1,635,650
Kodensha Co., Ltd. (The)	25,000	50,055
Koike Sanso Kogyo Co., Ltd.	152,000	433,646
Koito Industries, Ltd.	102,000	413,890
Kokuyo Co., Ltd.	107,825	918,502
Komai Tekko, Inc.	109,000	240,993

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Komatsu Wall Industry Co., Ltd.	32,900	$411,653
Komori Corp.	109,000	1,183,131
Kondotec, Inc.	40,500	260,113
*Kosaido Co., Ltd.	388,400	1,023,014
Kuroda Electric Co., Ltd.	109,900	1,503,909
Kyodo Printing Co., Ltd.	303,000	1,016,771
Kyoei Sangyo Co., Ltd.	97,000	216,666
#Kyokuto Boeki Kaisha, Ltd.	82,000	127,398
Kyokuto Kaihatsu Kogyo Co., Ltd.	146,400	601,675
Kyosan Electric Manufacturing Co., Ltd.	213,000	951,102
Kyowa Exeo Corp.	306,000	2,989,770
Kyudenko Corp.	266,000	1,627,186
#*Lonseal Corp.	127,000	157,292
Maeda Corp.	624,000	1,964,299
#Maeda Road Construction Co., Ltd.	291,000	2,538,148
*Maezawa Industries, Inc.	59,300	142,783
#Maezawa Kaisei Industries Co., Ltd.	53,300	585,139
Maezawa Kyuso Industries Co., Ltd.	50,400	812,106
Makino Milling Machine Co., Ltd.	322,000	1,054,081
Marubeni Construction Material Lease Co., Ltd.	78,000	114,103
Maruka Machinery Co., Ltd.	28,100	215,485
Maruwn Corp.	66,000	183,057
#Maruyama Manufacturing Co., Inc.	150,000	323,827
Maruzen Showa Unyu Co., Ltd.	327,000	1,033,093
#Matsuda Sangyo Co., Ltd.	80,282	1,234,117
#Matsui Construction Co., Ltd.	98,600	401,744
Max Co., Ltd.	184,000	1,986,730
#Meidensha Corp.	764,050	4,555,188
*Meiji Machine Co., Ltd.	213,000	127,684
#Meiji Shipping Co., Ltd.	106,100	566,241
Meisei Industrial Co., Ltd.	29,000	75,712
#Meitec Corp.	132,000	2,399,749
Meito Transportation Co., Ltd.	22,000	189,855
#*Meiwa Trading Co., Ltd.	140,000	290,448
Mesco, Inc.	30,000	149,485
Misumi Group, Inc.	29,700	485,610
Mitani Corp.	52,600	397,827
#*Mitsubishi Cable Industries, Ltd.	717,000	701,512
Mitsubishi Kakoki Kaisha, Ltd.	248,000	662,606
Mitsubishi Pencil Co., Ltd.	118,300	1,396,296
#Mitsuboshi Belting, Ltd.	274,000	1,191,866
#Mitsui Matsushima Co., Ltd.	338,000	451,240
#Mitsui-Soko Co., Ltd.	475,000	1,889,754
Mitsumura Printing Co., Ltd.	93,000	330,585
Miura Co., Ltd.	132,100	3,178,629
Miura Printing Corp.	19,000	46,186
#*Miyaji Engineering Group	1,906,175	1,824,333
#*Miyakoshi Corp.	48,400	371,585
*Mori Denki Mfg. Co., Ltd.	625,000	125,204
Mori Seiki Co., Ltd.	63,700	711,125
#Morita Holdings Corp.	159,000	658,194
Moshi Moshi Hotline, Inc.	117,900	2,245,923
Mystar Engineering Corp.	15,600	49,615
Nabtesco Corp.	174,000	1,968,426
NAC Co., Ltd.	28,900	264,936
Nachi-Fujikoshi Corp.	588,000	1,203,571
Naikai Zosen Corp.	75,000	257,909
Nakano Corp.	103,000	185,101
Narasaki Sangyo Co., Ltd.	68,000	66,440
NEC Capital Solutions, Ltd.	70,700	987,537
NEC System Integration & Construction, Ltd.	141,700	1,818,552

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
New Tachikawa Aircraft Co., Ltd.	9,900	$485,878
Nichias Corp.	424,000	1,369,922
Nichiban Co., Ltd.	122,000	416,959
Nichiha Corp.	113,680	870,249
Nichireki Co., Ltd.	96,000	368,038
Nihon Spindle Manufacturing Co., Ltd.	115,000	191,009
Nikko Co., Ltd.	127,000	384,573
Nippo Corp.	276,000	2,190,128
#Nippon Carbon Co., Ltd.	396,000	1,243,153
#Nippon Conveyor Co., Ltd.	168,000	160,937
Nippon Densetsu Kogyo Co., Ltd.	204,000	2,165,787
Nippon Denwa Shisetu Co., Ltd.	203,000	609,347
Nippon Filcon Co., Ltd.	73,100	366,548
Nippon Hume Corp.	91,000	277,443
Nippon Jogesuido Sekkei Co., Ltd.	289	288,123
#Nippon Kanzai Co., Ltd.	67,000	1,015,689
Nippon Koei Co., Ltd.	272,000	928,609
Nippon Konpo Unyu Soko Co., Ltd.	247,000	2,962,429
#Nippon Seisen Co., Ltd.	107,000	313,038
Nippon Sharyo, Ltd.	78,000	488,404
*Nippon Shindo Co., Ltd.	50,000	51,708
Nippon Signal Co., Ltd.	210,200	1,945,854
Nippon Steel Trading Co., Ltd.	380,000	659,688
Nippon Thompson Co., Ltd.	255,000	1,223,587
Nippon Tungsten Co., Ltd.	82,000	137,315
Nippon Yusoki Co., Ltd.	138,000	354,720
Nishimatsu Construction Co., Ltd.	954,000	1,306,835
Nishishiba Electric Co., Ltd.	101,000	177,744
Nissei Corp.	104,600	738,809
Nissei Plastic Industrial Co., Ltd.	394,900	1,161,444
#Nissin Corp.	342,000	861,408
Nitchitsu Co., Ltd.	60,000	146,481
Nitta Corp.	101,400	1,517,728
Nitto Boseki Co., Ltd.	847,000	1,498,636
Nitto Electric Works, Ltd.	150,700	1,370,689
Nitto Kohki Co., Ltd.	73,500	1,521,887
Nitto Seiko Co., Ltd.	140,000	376,058
*Nittoc Construction Co., Ltd.	316,000	215,594
*Noda Corp.	169,300	226,263
Nomura Co., Ltd.	205,000	582,804
Noritake Co., Ltd.	543,000	1,816,041
#Noritz Corp.	154,100	1,721,018
*Oak Capital Corp.	662,354	131,990
Obayashi Road Corp.	106,000	218,785
Oiles Corp.	119,142	1,873,183
Okamoto Machine Tool Works, Ltd.	164,000	187,800
#Okamura Corp.	370,900	2,309,656
#Okano Valve Manufacturing Co.	58,000	503,781
Oki Electric Cable Co., Ltd.	117,000	184,625
#OKK Corp.	255,000	238,694
OKUMA Corp.	152,000	682,081
#Okumura Corp.	750,400	3,119,099
O-M, Ltd.	105,000	379,546
Onoken Co., Ltd.	70,900	737,363
#Organo Corp.	198,000	1,441,801
#*Oriental Shiraishi Corp.	463,800	4,901
*Original Engineering Consultants Co., Ltd.	66,500	84,900
#OSG Corp.	116,800	1,069,717
Oyo Corp.	107,500	1,074,239
#*P.S. Mitsubishi Construction Co., Ltd.	76,800	317,188
Park24 Co., Ltd.	131,900	1,102,643

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
*Penta-Ocean Construction Co., Ltd.	841,000	$1,138,260
#Pilot Corp.	759	907,456
Pronexus, Inc.	133,400	1,026,928
#*Radia Holdings, Inc.	4,635	6,194
Raito Kogyo Co., Ltd.	193,700	511,588
Rheon Automatic Machinery Co., Ltd.	64,000	174,186
Ryobi, Ltd.	558,200	1,440,200
*Sailor Pen Co., Ltd.	127,000	92,267
Sakai Heavy Industries, Ltd.	126,000	206,552
#*Sakurada Co., Ltd.	225,000	66,530
#*Sanix, Inc.	157,400	185,513
Sanki Engineering Co., Ltd.	261,000	2,043,361
#Sanko Metal Industrial Co., Ltd.	118,000	416,223
*Sankyo-Tateyama Holdings, Inc.	1,102,000	984,308
Sankyu, Inc.	445,000	1,677,365
Sanritsu Corp.	17,800	122,928
Sanwa Holdings Corp.	236,000	851,812
Sanyo Denki Co., Ltd.	214,000	857,324
Sanyo Engineering & Construction, Inc.	48,000	180,844
Sanyo Industries, Ltd.	102,000	178,502
#Sasebo Heavy Industries Co., Ltd.	546,000	1,101,886
Sato Corp.	108,600	941,494
Sato Shoji Corp.	65,300	345,991
#*Sawafuji Electric Co., Ltd.	48,000	90,051
Secom Joshinetsu Co., Ltd.	33,900	668,314
Secom Techno Service Co., Ltd.	41,500	1,159,284
Seibu Electric Industry Co., Ltd.	67,000	319,475
Seika Corp.	267,000	621,063
#*Seikitokyu Kogyo Co., Ltd.	335,000	204,484
Seino Holdings Co., Ltd.	157,000	1,226,272
Sekisui Jushi Co., Ltd.	162,000	1,308,560
#Senko Co., Ltd.	371,000	1,366,167
Senshu Electric Co., Ltd.	37,300	474,813
#Shibusawa Warehouse Co., Ltd.	259,000	989,103
Shibuya Kogyo Co., Ltd.	82,300	672,972
#Shima Seiki Manufacturing Co., Ltd.	59,600	1,493,693
Shin Nippon Air Technologies Co., Ltd.	84,980	616,180
#Shin-Keisei Electric Railway Co., Ltd.	174,000	635,312
#Shin-Kobe Electric Machinery Co., Ltd.	113,000	1,171,719
Shinmaywa Industries, Ltd.	403,000	1,467,786
Shinnihon Corp.	215,900	347,686
Shinsho Corp.	284,000	468,296
#Shinwa Kaiun Kaisha, Ltd.	409,000	1,188,383
#Sho-Bond Corp.	98,100	1,850,694
#Shoko Co., Ltd.	316,000	372,077
#Showa Aircraft Industry Co., Ltd.	112,000	838,390
Showa KDE Co., Ltd.	124,000	132,337
#Sinfonia Technology Co., Ltd.	496,000	1,227,928
Sintokogio, Ltd.	191,800	1,335,101
Soda Nikka Co., Ltd.	67,000	213,326
#Sohgo Security Services Co., Ltd.	106,900	1,204,111
#Space Co., Ltd.	73,420	492,030
Subaru Enterprise Co., Ltd.	59,000	178,831
Sugimoto & Co., Ltd.	34,100	325,946
Sumitomo Densetsu Co., Ltd.	104,600	537,968
*Sumitomo Mitsui Construction Co., Ltd.	122,000	124,934
#Sumitomo Precision Products Co., Ltd.	176,000	674,643
Sumitomo Warehouse Co., Ltd.	292,000	1,231,937
#Sun Wave Corp.	847,000	2,624,743
*Suzuki Metal Industry Co., Ltd.	71,000	146,062
#*SWCC Showa Holdings Co., Ltd.	831,000	970,163

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Tadano, Ltd.	157,579	$752,294
Taihei Dengyo Kaisha, Ltd.	152,000	1,494,503
Taihei Kogyo Co., Ltd.	257,000	754,695
#*Taiheiyo Kaiun Co., Ltd.	167,000	173,955
Taiheiyo Kouhatsu, Inc.	95,000	75,178
Taikisha, Ltd.	125,600	1,377,370
Takada Kiko Co., Ltd.	350,000	939,922
Takano Co., Ltd.	52,000	337,246
#Takara Printing Co., Ltd.	38,055	332,288
Takara Standard Co., Ltd.	515,000	3,049,563
Takasago Thermal Engineering Co., Ltd.	292,000	2,570,548
*Takashima & Co., Ltd.	137,000	207,172
Takigami Steel Construction Co., Ltd.	50,000	122,469
Takisawa Machine Tool Co., Ltd.	191,000	160,723
*Takuma Co., Ltd.	297,000	716,148
*Tanseisha Co., Ltd.	74,000	215,065
Tatsuta Electric Wire & Cable Co., Ltd.	215,000	531,602
*TCM Corp.	350,000	497,705
Techno Associe Co., Ltd.	58,400	418,268
Techno Ryowa, Ltd.	71,390	417,972
#Teikoku Electric Manufacturing Co., Ltd.	32,100	733,672
*Tekken Corp.	521,000	503,469
Teraoka Seisakusho Co., Ltd.	53,600	235,783
Toa Corp.	744,000	969,634
Toa Doro Kogyo Co., Ltd.	155,000	280,635
#*Tobishima Corp.	1,548,500	668,005
#Tocalo Co., Ltd.	51,600	934,386
Toda Corp.	623,000	2,372,512
Todentu Corp.	121,000	231,011
Toenec Corp.	294,000	1,702,058
Tokai Lease Co., Ltd.	86,000	135,889
#Toko Electric Corp.	88,000	464,281
Tokyo Biso Kogyo Corp.	19,000	124,610
Tokyo Energy & Systems, Inc.	126,000	1,025,167
Tokyo Keiki, Inc.	265,000	351,563
#Tokyo Kikai Seisakusho, Ltd.	304,000	583,428
Tokyo Sangyo Co., Ltd.	78,000	239,019
Tokyu Community Corp.	48,200	1,064,013
Toli Corp.	207,000	458,177
Tomoe Corp.	115,500	286,916
Tonami Holdings Co., Ltd.	331,000	920,521
#*Tori Holdings Co., Ltd.	296,900	166,355
#Torishima Pump Manufacturing Co., Ltd.	102,200	1,465,298
Toshiba Machine Co., Ltd.	209,000	762,536
Toshiba Plant Kensetsu Co., Ltd.	219,450	2,636,475
Tosho Printing Co., Ltd.	243,000	609,432
Totetsu Kogyo Co., Ltd.	122,000	769,375
#*Totoku Electric Co., Ltd.	129,000	143,897
#Toyo Electric Co., Ltd.	156,000	1,323,626
Toyo Engineering Corp.	628,400	1,954,762
Toyo Machinery & Metal Co., Ltd.	61,000	94,013
Toyo Shutter Co., Ltd.	11,800	88,018
#Toyo Tanso Co, Ltd.	19,400	1,022,392
#Toyo Wharf & Warehouse Co., Ltd.	274,000	454,004
Trinity Industrial Corp.	56,000	257,287
Trusco Nakayama Corp.	101,500	1,610,578
Tsubakimoto Chain Co.	579,700	1,993,797
Tsubakimoto Kogyo Co., Ltd.	97,000	237,702
#Tsugami Corp.	265,000	566,670
Tsukishima Kikai Co., Ltd.	149,000	880,718
Tsurumi Manufacturing Co., Ltd.	94,000	644,194

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Tsuzuki Denki Co., Ltd.	75,000	$294,886
TTK Co., Ltd.	62,000	244,715
Uchida Yoko Co., Ltd.	171,000	596,240
Ueki Corp.	455,000	622,628
#Union Tool Co.	70,600	1,948,889
Utoc Corp.	96,400	290,819
*Venture Link Co., Ltd.	405,500	80,681
#*Wakachiku Construction Co., Ltd.	3,324,000	2,209,593
Weathernews, Inc.	26,700	438,849
#Yahagi Construction Co., Ltd.	151,000	980,295
YAMABIKO Corp.	28,782	367,746
Yamato Corp.	82,000	285,314
Yamaura Corp.	40,500	81,500
Yamazen Co., Ltd.	306,600	1,294,410
Yasuda Warehouse Co., Ltd. (The)	98,200	692,341
Yokogawa Bridge Holdings Corp.	139,400	1,130,611
Yondenko Corp.	133,800	649,079
Yuasa Trading Co., Ltd.	779,000	893,201
Yuken Kogyo Co., Ltd.	156,000	256,321
Yurtec Corp.	274,000	1,600,544
#Yushin Precision Equipment Co., Ltd.	53,534	869,715

Total Industrials		331,191,077

Information Technology — (11.4%)
#Ai Holdings Corp.	182,600	630,624
Aichi Tokei Denki Co., Ltd.	113,000	325,329
#Aiphone Co., Ltd.	70,900	1,179,837
#*Allied Telesis Holdings K.K.	470,700	316,334
Alpha Systems, Inc.	37,100	758,761
*Alps Electric Co., Ltd.	351,500	1,954,294
#Anritsu Corp.	435,000	1,778,513
AOI Electronics Co., Ltd.	37,400	503,254
Apic Yamada Corp.	36,000	77,119
#CAC Corp.	69,100	518,875
Canon Electronics, Inc.	68,200	1,011,458
Canon Finetech, Inc.	127,170	1,607,330
Capcom Co., Ltd.	122,700	2,470,787
Chino Corp.	158,000	437,202
#CMK Corp.	70,100	714,309
Computer Engineering & Consulting, Ltd.	61,500	447,889
#Core Corp.	45,700	307,602
Cresco, Ltd.	23,200	121,969
#*CSK Holdings Corp.	144,200	686,067
#Cybozu, Inc.	615	124,736
*Daiko Denshi Tsushin, Ltd.	23,000	40,335
#*Dainippon Screen Manufacturing Co., Ltd.	637,000	2,298,786
Denki Kogyo Co., Ltd.	237,000	1,189,031
#Disco Corp.	37,000	1,930,678
DKK TOA Corp.	31,000	65,686
DTS Corp.	84,900	801,585
#Dwango Co., Ltd.	230	361,522
eAccess, Ltd.	4,312	3,340,656
Eizo Nanao Corp.	75,600	1,676,187
*Elna Co., Ltd.	97,000	98,124
ESPEC Corp.	79,800	563,875
#*FDK Corp.	469,000	685,363
#Fuji Soft, Inc.	127,900	2,569,953
*Fujitsu Component, Ltd.	177	57,876
Fujitsu Frontech, Ltd.	78,600	773,656
Fuso Dentsu Co., Ltd.	16,000	66,453
#Future Architect, Inc.	1,464	623,972

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
GMO Internet, Inc.	10,100	$42,478
Hakuto Co., Ltd.	80,300	694,834
Hitachi Business Solution Co., Ltd.	43,200	320,466
#Hitachi Information Systems, Ltd.	120,100	3,632,626
Hitachi Kokusai Electric, Inc.	303,500	2,229,206
Hitachi Maxell, Ltd.	153,900	2,792,606
#Hitachi Software Engineering Co., Ltd.	147,400	4,089,811
#Hitachi Systems & Services, Ltd.	77,600	1,748,099
#Hochiki Corp.	97,000	591,800
#Hokuriku Electric Industry Co., Ltd.	308,000	686,394
#Horiba, Ltd.	60,000	1,412,274
Hosiden Corp.	243,000	3,132,870
Icom, Inc.	49,700	1,066,046
#*Ikegami Tsushinki Co., Ltd.	174,000	161,024
Ines Corp.	172,500	1,466,109
I-Net Corp.	47,800	265,552
Information Services International-Dentsu, Ltd.	93,600	570,769
#Ishii Hyoki Co., Ltd.	23,700	364,998
IT Holdings Corp.	262,001	5,275,598
#*Iwatsu Electric Co., Ltd.	303,000	337,462
Japan Aviation Electronics Industry, Ltd.	300,600	1,970,715
Japan Business Computer Co., Ltd.	74,900	542,841
#Japan Cash Machine Co., Ltd.	99,415	940,280
Japan Digital Laboratory Co., Ltd.	113,400	1,406,734
#Japan Radio Co., Ltd.	435,000	1,039,182
Jastec Co., Ltd.	61,400	321,332
JBIS Holdings, Inc.	79,600	290,746
JIEC Co., Ltd.	199	172,180
Kaga Electronics Co., Ltd.	97,300	1,179,760
Kakaku.com, Inc.	469	1,884,522
Kanematsu Electronics, Ltd.	83,100	801,273
Kawatetsu Systems, Inc.	174	154,010
Koa Corp.	148,700	1,332,815
#*Kubotek Corp.	407	125,915
Kyoden Co., Ltd.	160,000	239,386
Kyowa Electronic Instruments Co., Ltd.	52,000	155,274
Macnica, Inc.	56,700	950,265
#Marubun Corp.	96,100	664,097
#Maruwa Co., Ltd.	36,500	679,101
Maspro Denkoh Corp.	61,000	543,327
#Megachips Corp.	87,300	2,030,082
*Meisei Electric Co., Ltd.	359,000	408,001
Melco Holdings, Inc.	9,000	133,666
Mimasu Semiconductor Industry Co., Ltd.	97,281	1,410,468
Miroku Jyoho Service Co., Ltd.	107,000	236,965
Mitsui High-Tec, Inc.	141,900	1,831,686
Mitsui Knowledge Industry Co., Ltd.	3,688	715,325
#*Mutoh Holdings Co., Ltd.	160,000	264,226
*Nagano Japan Radio Co., Ltd.	85,000	132,360
*Nagano Keiki Co., Ltd.	600	4,363
Nakayo Telecommunications, Inc.	549,000	1,233,126
#*NEC Electronics Corp.	63,300	647,747
NEC Fielding, Ltd.	165,600	2,364,009
NEC Mobiling, Ltd.	49,600	1,011,068
#*NEC Tokin Corp.	347,000	878,463
Net One Systems Co., Ltd.	1,889	3,320,154
*Netmarks, Inc.	523	164,921
Nichicon Corp.	265,000	4,000,443
Nidec Sankyo Corp.	200,000	1,276,408
Nihon Dempa Kogyo Co., Ltd.	69,000	1,671,483
#*Nihon Inter Electronics Corp.	104,700	243,101

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
Nihon Unisys, Ltd.	131,400	$1,146,772
*Nippon Avionics Co., Ltd.	83,000	169,724
#Nippon Ceramic Co., Ltd.	86,700	1,121,500
Nippon Chemi-Con Corp.	466,000	1,662,406
Nippon Systemware Co., Ltd.	30,000	106,299
#Nohmi Bosai, Ltd.	144,000	1,227,827
NS Solutions Corp.	48,500	861,866
#NSD Co., Ltd.	173,800	1,818,479
#*OBIC Business Consultants, Ltd.	2,000	99,957
Okaya Electric Industries Co., Ltd.	73,000	226,228
*Oki Electric Industry Co., Ltd.	2,029,000	2,159,586
Ono Sokki Co., Ltd.	103,000	424,036
Origin Electric Co., Ltd.	105,000	322,716
#Osaki Electric Co., Ltd.	128,000	1,400,459
PCA Corp.	17,500	171,518
#*Pixela Corp.	33,000	81,325
*Rikei Corp.	186,000	211,700
Riken Keiki Co., Ltd.	77,800	537,342
#Roland DG Corp.	59,800	855,957
Ryoden Trading Co., Ltd.	152,000	892,979
Ryosan Co., Ltd.	122,000	3,125,030
Ryoyo Electro Corp.	108,000	922,133
Sanken Electric Co., Ltd.	300,000	1,179,072
Sanko Co., Ltd.	22,000	61,129
Sanshin Electronics Co., Ltd.	108,100	956,336
Satori Electric Co., Ltd.	56,380	350,320
*Saxa Holdings, Inc.	194,000	428,963
Sekonic Corp.	36,000	45,603
#Shibaura Mechatronics Corp.	171,000	680,609
Shindengen Electric Manufacturing Co., Ltd.	296,000	687,729
#Shinkawa, Ltd.	68,400	1,042,583
Shinko Shoji Co., Ltd.	75,900	685,220
Shizuki Electric Co., Inc.	103,000	514,557
#Siix Corp.	83,700	423,344
#SMK Corp.	265,000	1,489,226
*So-net Entertainment Corp.	26	53,195
Sorun Corp.	92,600	519,859
#*SPC Electronics Corp.	48,200	65,539
#SRA Holdings, Inc.	49,700	432,125
Star Micronics Co., Ltd.	133,000	1,347,292
Sumida Corp.	66,249	432,430
Sumisho Computer Systems Corp.	137,400	2,316,639
#SUNX, Ltd.	117,400	390,320
SystemPro Co., Ltd.	676	318,878
Tachibana Eletech Co., Ltd.	62,400	540,998
#Taiyo Yuden Co., Ltd.	200,000	2,720,382
#Tamura Corp.	253,000	996,133
*Tecmo Koei Holdings Co., Ltd.	209,930	1,615,102
#Teikoku Tsushin Kogyo Co., Ltd.	172,000	468,076
TKC Corp.	100,600	1,937,850
*Toko, Inc.	331,000	584,836
Tokyo Denpa Co., Ltd.	24,900	181,421
Tokyo Electron Device, Ltd.	352	457,157
#Tokyo Seimitsu Co., Ltd.	104,300	1,436,245
Tomen Electronics Corp.	50,600	593,651
#Topcon Corp.	154,800	822,670
Tose Co., Ltd.	23,100	163,251
*Toshiba TEC Corp.	234,000	998,780
Toukei Computer Co., Ltd.	27,710	324,348
#Toyo Corp.	110,600	1,075,149
#*Trans Cosmos, Inc.	163,500	2,068,841

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
Tsuzuki Densan Co., Ltd.	22,500	$62,413
#Ulvac, Inc.	69,900	1,877,975
#*Uniden Corp.	121,000	348,884
*Union Holdings Co., Ltd.	1,268,300	212,530
*Wacom Co., Ltd.	186	391,477
XNET Corp.	21	30,238
#*Yamaichi Electronics Co., Ltd.	326,300	837,536
Yaskawa Information Systems Corp.	40,000	131,862
Ye Data, Inc.	43,000	73,071
#Yokowo Co., Ltd.	69,500	367,203
#Zuken, Inc.	95,200	785,590

Total Information Technology		159,439,345

Materials — (10.6%)
Achilles Corp.	670,000	1,078,642
Adeka Corp.	341,200	3,051,055
Agro-Kanesho Co., Ltd.	7,000	59,055
Aichi Steel Corp.	367,000	1,372,147
Arakawa Chemical Industries, Ltd.	67,700	833,961
Araya Industrial Co., Ltd.	204,000	318,015
Aronkasei Co., Ltd.	124,000	452,114
Asahi Organic Chemicals Industry Co., Ltd.	334,000	874,118
Chuetsu Pulp and Paper Co., Ltd.	395,000	983,044
#*Chugai Mining Co., Ltd.	852,400	368,157
#Chugoku Marine Paints, Ltd.	233,000	1,576,059
#*Chugokukogyo Co., Ltd.	105,000	123,800
Chuo Denki Kogyo Co., Ltd.	90,000	716,702
#Co-Op Chemical Co., Ltd.	159,000	306,326
#*Dai Nippon Toryo, Ltd.	488,000	554,604
#Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	238,976
Daiichi Kogyo Seiyaku Co., Ltd.	121,000	326,775
#Daiken Corp.	439,000	753,281
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	312,000	846,142
Daio Paper Corp.	83,500	751,972
#Daiso Co., Ltd.	373,000	971,004
DC Co., Ltd.	113,900	341,530
DIC Corp.	140,000	196,316
Dowa Holdings Co., Ltd.	283,000	1,286,650
Dynapac Co., Ltd.	25,000	79,888
#FP Corp.	63,900	2,916,007
Fujikura Kasei Co., Ltd.	94,500	500,732
Fumakilla, Ltd.	85,000	460,235
Geostar Corp.	90,000	122,258
Godo Steel, Ltd.	542,000	1,493,663
#Gun-Ei Chemical Industry Co., Ltd.	278,000	640,427
Harima Chemicals, Inc.	78,000	355,365
#Hodogaya Chemical Co., Ltd.	281,000	685,483
Hokkan Holdings, Ltd.	210,000	541,933
Hokko Chemical Industry Co., Ltd.	90,000	305,541
#Hokuetsu Paper Mills, Ltd.	582,500	2,923,018
#Hokushin Co., Ltd.	64,000	105,992
Honshu Chemical Industry Co., Ltd.	35,000	153,222
Ihara Chemical Industry Co., Ltd.	155,000	598,304
#ISE Chemicals Corp.	86,000	505,398
*Ishihara Sangyo Kaisha, Ltd.	1,292,500	1,414,766
Japan Carlit Co., Ltd.	59,800	314,419
JSP Corp.	106,700	818,387
#Kanto Denka Kogyo Co., Ltd.	194,000	1,081,306
Katakura Chikkarin Co., Ltd.	43,000	157,672
Kawakin Holdings Co., Ltd.	11,000	41,623
Kawasaki Kasei Chemicals, Ltd.	121,000	167,314

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
#*Kishu Paper Co., Ltd.	260,000	$248,764
Koatsu Gas Kogyo Co., Ltd.	190,000	1,046,188
#Kohsoku Corp.	62,800	420,469
Konishi Co., Ltd.	67,500	535,200
Kumiai Chemical Industry Co., Ltd.	227,000	992,850
Kureha Corp.	627,500	3,622,703
#Kurosaki Harima Corp.	286,000	559,568
*Kyoei Steel, Ltd.	8,900	221,724
Lintec Corp.	87,400	1,699,118
MEC Co., Ltd.	61,200	393,390
#Mitsubishi Paper Mills, Ltd.	1,094,000	1,542,329
Mitsubishi Steel Manufacturing Co., Ltd.	523,000	1,155,498
#*Mitsui Mining and Smelting Co., Ltd.	389,000	1,068,215
Mory Industries, Inc.	154,000	342,987
Nakabayashi Co., Ltd.	181,000	419,749
Nakayama Steel Works, Ltd.	443,000	945,151
#Neturen Co., Ltd.	153,800	1,055,091
Nichia Steel Works, Ltd.	175,900	618,891
Nifco, Inc.	162,700	2,965,131
Nihon Kagaku Sangyo Co., Ltd.	79,000	508,744
Nihon Matai Co., Ltd.	111,000	116,082
#Nihon Nohyaku Co., Ltd.	219,000	2,019,176
Nihon Parkerizing Co., Ltd.	230,000	2,624,440
Nihon Seiko Co., Ltd.	18,000	40,043
*Nippon Carbide Industries Co., Inc.	201,000	205,303
#Nippon Chemical Industrial Co., Ltd.	281,000	753,896
#Nippon Chutetsukan K.K.	97,000	137,823
Nippon Chuzo K.K.	136,000	160,088
#Nippon Coke & Engineering Co., Ltd.	772,500	925,191
#Nippon Concrete Industries Co., Ltd.	157,000	279,905
#Nippon Denko Co., Ltd.	372,000	2,438,354
Nippon Fine Chemical Co., Ltd.	90,600	582,368
Nippon Kasei Chemical Co., Ltd.	355,000	627,542
Nippon Kayaku Co., Ltd.	248,000	2,053,071
#Nippon Kinzoku Co., Ltd.	222,000	375,675
#Nippon Koshuha Steel Co., Ltd.	438,000	460,057
*Nippon Light Metal Co., Ltd.	1,115,000	1,088,565
#Nippon Metal Industry Co., Ltd.	592,000	1,239,330
#Nippon Paint Co., Ltd.	727,200	3,768,569
Nippon Pigment Co., Ltd.	43,000	77,332
Nippon Pillar Packing Co., Ltd.	83,000	298,745
Nippon Soda Co., Ltd.	525,000	2,577,591
#Nippon Synthetic Chemical Industry Co., Ltd. (The)	333,000	1,635,912
Nippon Valqua Industries, Ltd.	313,000	641,169
#Nippon Yakin Kogyo Co., Ltd.	395,500	2,028,130
Nittetsu Mining Co., Ltd.	281,000	1,221,706
Nitto FC Co., Ltd.	72,000	410,299
#NOF Corp.	701,000	3,120,361
Okabe Co., Ltd.	186,900	721,933
Okamoto Industries, Inc.	402,000	1,463,919
*Okura Industrial Co., Ltd.	211,000	543,094
Osaka Organic Chemical Industry, Ltd.	66,000	245,792
Osaka Steel Co., Ltd.	93,800	1,612,507
Osaka Titanium Technologies Co., Ltd.	31,000	1,067,419
#Pacific Metals Co., Ltd.	210,000	1,666,922
Pack Corp. (The)	66,200	1,024,986
Riken Technos Corp.	197,000	427,557
*S Science Co., Ltd.	3,265,000	69,073
S.T. Chemical Co., Ltd.	96,600	1,020,241
Sakai Chemical Industry Co., Ltd.	355,000	1,486,833
Sakata INX Corp.	214,000	835,014

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
#Sanyo Chemical Industries, Ltd.	372,000	$2,093,076
Sanyo Special Steel Co., Ltd.	553,300	2,238,242
Sekisui Plastics Co., Ltd.	343,000	1,298,880
Shikoku Chemicals Corp.	202,000	1,026,868
Shinagawa Refractories Co., Ltd.	224,000	564,039
Shin-Etsu Polymer Co., Ltd.	253,300	1,608,093
Shinko Wire Co., Ltd.	185,000	338,336
Showa Tansan Co., Ltd.	13,000	40,240
Somar Corp.	43,000	105,736
#Stella Chemifa Corp.	42,100	1,543,085
Sumitomo Bakelite Co., Ltd.	47,000	263,854
*Sumitomo Light Metal Industries, Ltd.	1,248,000	1,219,951
#Sumitomo Osaka Cement Co., Ltd.	225,000	426,773
Sumitomo Pipe & Tube Co., Ltd.	108,100	595,111
Sumitomo Seika Chemicals Co., Ltd.	238,000	978,464
#T. Hasegawa Co., Ltd.	133,400	1,887,441
#Taisei Lamick Co., Ltd.	18,500	428,431
#Takasago International Corp.	339,000	1,822,669
Takiron Co., Ltd.	243,000	766,332
Tayca Corp.	151,000	454,075
#Tenma Corp.	108,100	1,296,224
#*Titan Kogyo K.K.	59,000	152,470
Toagosei Co., Ltd.	897,000	2,713,972
#Toda Kogyo Corp.	158,000	603,684
#Toho Titanium Co., Ltd.	65,400	1,055,622
#Toho Zinc Co., Ltd.	425,000	1,765,634
#Tokai Carbon Co., Ltd.	330,000	1,756,558
Tokushu Tokai Holdings Co., Ltd.	505,580	1,349,276
Tokyo Ohka Kogyo Co., Ltd.	111,900	2,386,006
#Tokyo Rope Manufacturing Co., Ltd.	557,000	1,735,710
#*Tomoegawa Paper Co., Ltd.	125,000	289,418
Tomoku Co., Ltd.	294,000	647,002
Topy Industries, Ltd.	748,000	1,754,140
Toyo Ink Manufacturing Co., Ltd.	541,000	1,768,940
Toyo Kohan Co., Ltd.	307,000	1,186,179
TYK Corp.	142,000	315,895
Ube Material Industries, Ltd.	275,000	701,178
Wood One Co., Ltd.	169,000	484,323
Yamamura Glass Co., Ltd.	360,000	990,931
Yodogawa Steel Works, Ltd.	624,500	2,979,422
#Yuki Gosei Kogyo Co., Ltd.	64,000	198,753
#Yushiro Chemical Industry Co., Ltd.	51,600	747,420
Zeon Corp.	503,000	2,089,353

Total Materials		147,884,977

Real Estate Investment Trusts — (0.0%)
*Azel Corp.	1,237,000	—
*L Kakuei Corp.	100,000	—
*New Real Property K.K.	43,900	—

Total Real Estate Investment Trusts		—

Telecommunication Services — (0.1%)
#*Invoice, Inc.	39,279	719,397

Utilities — (0.6%)
Hokkaido Gas Co., Ltd.	210,000	558,944
Hokuriku Gas Co., Ltd.	99,000	311,526
Okinawa Electric Power Co., Ltd.	32,671	1,717,865
#Saibu Gas Co., Ltd.	1,291,000	3,446,034
Shizuoka Gas Co., Ltd.	258,000	1,682,592

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Utilities — (Continued)
#Tokai Corp.	258,000	$1,165,430

Total Utilities		8,882,391

TOTAL COMMON STOCKS		1,191,050,243

RIGHTS/WARRANTS — (0.0%)
*Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	—

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $575,000 FNMA 5.00%, 06/01/23, valued at $489,528) to be repurchased at $482,008	$482	482,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.6%)
§@DFA Short Term Investment Fund LP	202,523,360	202,523,360
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by various corporate obligations, ranging in par value from $374,557 to $155,229,000, rates ranging from 3.977%(r) to 7.000%, maturities ranging from 03/01/18 to 02/01/48, valued at $767,013) to be repurchased at $751,987	$752	751,974

TOTAL SECURITIES LENDING COLLATERAL		203,275,334

TOTAL INVESTMENTS — (100.0%) (Cost $1,614,730,102)##		$1,394,807,577

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$246,299,570	—	$246,299,570
Consumer Staples	—	117,135,903	—	117,135,903
Energy	—	16,466,118	—	16,466,118
Financials	—	117,419,225	—	117,419,225
Health Care	$779,532	44,832,708	—	45,612,240
Industrials	2,394,915	328,796,162	—	331,191,077
Information Technology	1,615,102	157,824,243	—	159,439,345
Materials	—	147,884,977	—	147,884,977
Telecommunication Services	—	719,397	—	719,397
Utilities	—	8,882,391	—	8,882,391
Temporary Cash Investments	—	482,000	—	482,000
Securities Lending Collateral	—	203,275,334	—	203,275,334

TOTAL	$4,789,549	$1,390,018,028	—	$1,394,807,577

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value††
COMMON STOCKS — (85.1%)
AUSTRALIA — (44.9%)
#*A.B.C. Learning Centres, Ltd.	535,970	$—
ABB Grain, Ltd.	632,085	4,707,607
*Adacel Technologies, Ltd.	113,249	50,057
*Adamus Resources, Ltd.	532,491	173,156
ADCorp Australia, Ltd.	212,402	46,252
Adelaide Brighton, Ltd.	1,450,602	3,014,227
*Aditya Birla Minerals, Ltd.	841,658	489,320
Adtrans Group, Ltd.	35,698	80,052
#AED Oil, Ltd.	282,000	182,466
Aevum, Ltd.	442,938	371,341
*Agenix, Ltd.	707,478	10,059
*Ainsworth Game Technology, Ltd.	380,243	26,064
*AJ Lucas Group, Ltd.	333,607	1,006,979
*Alchemia, Ltd.	565,630	176,822
#Alesco Corp., Ltd.	457,971	1,690,768
*Alkane Resources, Ltd.	938,520	219,999
#*Alliance Resources, Ltd.	87,558	58,759
*Allied Medical, Ltd.	11,746	—
Altium, Ltd.	162,100	44,982
*Amadeus Energy, Ltd.	819,137	225,832
Amalgamated Holdings, Ltd.	374,540	1,453,345
Amcom Telecommunications, Ltd.	1,135,725	160,866
Ammtec, Ltd.	13,363	22,695
#*Andean Resources, Ltd.	1,464,837	2,382,657
Ansell, Ltd.	168,816	1,305,398
AP Eagers, Ltd.	37,790	271,834
#APA Group	887,441	2,087,921
*Apex Minerals NL	421,287	54,799
#APN News & Media, Ltd.	1,324,541	2,059,425
*Aquila Resources, Ltd.	380,685	1,926,377
ARB Corporation, Ltd.	304,681	1,032,328
Ariadne Australia, Ltd.	267,324	53,427
*Arrow Energy, Ltd.	87,202	313,207
*Arturus Capital, Ltd.	98,412	23,046
*Asciano Group	3,788,273	5,068,167
ASG Group, Ltd.	178,097	109,905
Aspen Group	30,403	7,386
Astron, Ltd.	87,221	130,920
#*Atlas Iron, Ltd.	662,409	1,097,195
*Aurora Oil and Gas, Ltd.	589,181	57,675
Ausdrill, Ltd.	694,863	657,829
Austal, Ltd.	664,923	1,563,010
*Austar United Communications, Ltd.	3,256,296	2,799,674
Austbrokers Holdings, Ltd.	27,891	103,557
Austereo Group, Ltd.	1,408,798	1,696,936
*Austpac Resources NL	1,627,877	43,294
#Australian Agricultural Co., Ltd.	970,435	1,058,689
#Australian Infrastructure Fund	2,805,723	3,459,304
#Australian Pharmaceutical Industries, Ltd.	5,455,541	2,667,966
Australian Worldwide Exploration, Ltd.	1,482,305	3,312,882
*Auto Group, Ltd.	41,309	—
*Autodom, Ltd.	173,083	6,225
*Autron Corporation, Ltd.	989,247	18,616
*Avexa, Ltd.	461,667	44,160
AVJennings, Ltd.	5,350,378	1,427,718
#*Avoca Resources, Ltd.	656,313	957,996
AWB, Ltd.	1,670,879	1,837,152

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Ballarat South Gold, Ltd.	1,996	$15,064
Bank of Queensland, Ltd.	59,059	554,063
*Bannerman Resources, Ltd.	83,994	84,706
Beach Petroleum, Ltd.	3,467,976	2,467,807
Beyond International, Ltd.	61,256	33,300
#*Biota Holdings, Ltd.	940,673	1,507,553
*Bisalloy Steel Group, Ltd.	469,001	70,315
Blackmores, Ltd.	72,861	960,841
#*Boart Longyear Group	2,801,389	691,822
*Boulder Steel, Ltd.	1,667,795	132,865
#Bradken, Ltd.	570,170	2,515,528
*Breakaway Resporces, Ltd.	755,280	49,305
Breville Group, Ltd.	598,466	498,392
Brickworks, Ltd.	116,169	1,255,674
#*Brockman Resources, Ltd.	653,924	648,521
BSA, Ltd.	560,535	74,820
#Cabcharge Australia, Ltd.	408,669	1,755,966
#Calliden Group, Ltd.	633,393	174,878
#Campbell Brothers, Ltd.	240,269	4,624,963
*Cape Range Wireless, Ltd.	7,260	—
*Capral Aluminium, Ltd.	365,710	29,013
*Carbon Energy, Ltd.	232,348	119,020
Cardno, Ltd.	247,493	799,438
#*Carnarvon Petroleum, Ltd.	2,906,082	1,647,748
*Carnegie Corp., Ltd.	935,760	179,256
*Carpentaria Exploration, Ltd.	102,749	6,860
Cash Converters International, Ltd.	1,086,054	430,417
*CBH Resources, Ltd.	408,220	—
*CDS Technologies, Ltd.	13,276	10,548
Cedar Woods Properties, Ltd.	97,470	130,751
Cellestis, Ltd.	387,333	1,166,364
*Cellnet Group, Ltd.	921,474	208,082
#*Centamin Egypt, Ltd.	2,078,015	3,026,764
Centennial Coal Co., Ltd.	1,181,424	2,959,409
#*Ceramic Fuel Cells, Ltd.	2,190,662	319,445
Challenger Financial Services Group, Ltd.	1,750,037	3,903,159
Chandler Macleod Group, Ltd.	88,156	6,980
Charter Hall Group	797,923	309,506
*Chemeq, Ltd.	166,742	11,575
#*ChemGenex Pharmaceuticals, Ltd. (6273635)	617,632	306,948
*ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	2,411
*Circadian Technologies, Ltd.	64,591	41,270
*Citadel Resource Group, Ltd.	1,711,372	372,717
*Citigold Corp., Ltd.	3,765,806	537,068
Clarius Group, Ltd.	1,022,084	625,451
*Clinuvel Pharmaceuticals, Ltd.	1,128,482	291,576
Clough, Ltd.	2,546,468	1,760,108
Clover Corp., Ltd.	269,348	47,211
*CO2 Group, Ltd.	844,559	166,086
*Cockatoo Coal, Ltd.	83,491	28,617
Codan, Ltd.	142,942	84,856
#*Coffey International, Ltd.	543,461	887,289
Collection House, Ltd.	1,776,852	744,636
#*Commander Communications, Ltd.	929,503	—
#ConnectEast Group	5,625,978	1,830,474
*Conquest Mining, Ltd.	1,039,761	386,211
Consolidated Media Holdings, Ltd.	630,222	1,440,527
Corporate Express Australia, Ltd.	493,982	1,575,205
#Count Financial, Ltd.	1,057,924	1,235,464
*Coventry Group, Ltd.	136,019	132,872
#Crane Group, Ltd.	336,239	3,085,769

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Crescent Gold, Ltd.	1,124,856	$127,108
*CSG, Ltd.	22,390	20,391
*CuDeco, Ltd.	87,507	201,062
*Cue Energy Resources, Ltd.	452,354	68,089
#*Customers, Ltd.	554,372	1,063,511
Danks Holdings, Ltd.	10,425	71,383
Data#3, Ltd.	5,572	28,930
David Jones, Ltd.	1,296,067	5,561,674
Devine, Ltd.	993,850	391,722
Dominion Mining, Ltd.	394,791	1,366,800
Downer EDI, Ltd.	890,141	4,804,673
*Dragon Mining, Ltd.	1,665,100	84,790
*Drillsearch Energy, Ltd.	4,394,338	118,156
DUET Group	2,738,547	3,752,508
#DWS Advanced Business Solutions, Ltd.	61,895	54,118
#*Eastern Star Gas, Ltd.	2,840,990	2,594,808
Elders, Ltd.	3,162,221	1,008,384
*Ellect Holdings, Ltd.	482	1,451
*Ellex Medical Lasers, Ltd.	266,317	35,700
Emeco Holdings, Ltd.	1,240,388	568,436
#Energy Developments, Ltd.	655,331	1,338,656
#*Energy World Corp., Ltd.	4,344,928	2,321,387
*Entertainment Media & Telecoms Corp., Ltd.	172,900	59,198
#Envestra, Ltd.	5,837,759	2,539,753
Envirozel, Ltd.	381,802	38,153
Euroz, Ltd.	8,038	7,405
#*Extract Resources, Ltd.	136,989	857,613
*Falcon Minerals, Ltd.	30,112	2,653
#Fantastic Holdings, Ltd.	355,613	863,792
*Fig Tree Developments, Ltd.	20,365	170
*First Australian Resources, Ltd.	2,542,976	286,291
Fleetwood Corp., Ltd.	241,058	1,303,116
FlexiGroup, Ltd.	293,899	288,364
#Flight Centre, Ltd.	192,954	1,562,482
*Flinders Mines, Ltd.	5,948,301	293,157
Forest Enterprises Australia, Ltd.	1,513,062	203,129
*Forge Group, Ltd.	170,828	73,068
*Forte Energy NL	850,000	102,669
Gazal Corp., Ltd.	104,542	90,275
#*Geodynamics, Ltd.	1,015,653	774,237
#*Gindalbie Metals, Ltd.	1,817,381	1,328,162
*Giralia Resources NL	625,030	423,947
*Glengarry Resources, Ltd.	768,955	36,366
Gowing Bros., Ltd.	78,907	179,569
#*Graincorp, Ltd. Series A	242,841	1,518,053
*Grange Resources, Ltd.	451,979	159,306
#GRD, Ltd.	2,129,503	960,179
#*Great Southern, Ltd.	9,302,784	933,647
#GUD Holdings, Ltd.	326,164	2,215,593
Gunns, Ltd.	2,264,920	1,819,525
#GWA International, Ltd.	957,332	2,281,803
*Hastie Group, Ltd.	765,636	973,502
*Havilah Resources NL	280,570	138,349
#Healthscope, Ltd.	734,309	2,663,046
*HFA Holdings, Ltd.	111,106	31,926
HGL, Ltd.	108,137	77,696
*Highlands Pacific, Ltd.	2,651,500	309,946
#Hills Industries, Ltd.	803,536	1,156,748
#*Horizon Oil, Ltd.	3,227,717	470,919
*Hutchison Telecommunications (Australia), Ltd.	7,914,113	758,266
*ICSGlobal, Ltd.	208,000	20,552

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
IDT Australia, Ltd.	82,205	$114,317
iiNet, Ltd.	518,406	758,186
*Iluka Resources, Ltd.	311,306	819,799
#Imdex, Ltd.	812,684	457,651
*IMF Australia, Ltd.	100,382	120,781
*IMX Resources, Ltd.	606,340	151,428
#Independence Group NL	552,303	2,452,215
#*Indophil Resources NL	1,738,038	718,486
#Industrea, Ltd.	3,394,391	936,620
#Infigen Energy	709,003	763,478
#Infomedia, Ltd.	1,458,074	450,047
*Innamincka Petroleum, Ltd.	799,831	153,341
Integrated Research, Ltd.	261,513	86,282
#*Intrepid Mines, Ltd.	666,867	181,928
Invocare, Ltd.	637,257	3,029,380
#IOOF Holdings, Ltd.	950,183	3,767,950
#Iress Market Technology, Ltd.	348,498	2,098,021
#*iSOFT Group, Ltd.	2,656,550	1,695,723
*Ixla, Ltd.	89,921	1,730
#*Jabiru Metals, Ltd.	1,854,281	505,236
#JB Hi-Fi, Ltd.	279,730	3,956,548
#K&S Corp., Ltd.	157,781	250,897
#*Kagara, Ltd.	1,628,074	1,473,343
#*Karoon Gas Australia, Ltd.	628,673	5,920,681
*Kings Minerals NL	1,634,196	134,881
#*Kingsgate Consolidated, Ltd.	388,020	2,261,344
*Lafayette Mining, Ltd.	19,640	24,638
*Lednium, Ltd.	195,019	13,048
Lemarne Corp., Ltd.	30,790	100,158
#*Lend Lease Primelife, Ltd.	2,140,495	222,287
#*Linc Energy, Ltd.	866,033	1,122,677
*Lodestar Minerals, Ltd.	86,172	3,216
Lycopodium, Ltd.	45,700	64,766
*Lynas Corp., Ltd.	2,421,413	899,234
MAC Services Group, Ltd.	185,743	219,845
#Macarthur Coal, Ltd. (6375003)	246,659	1,615,892
*Macarthur Coal, Ltd. (63750RR)	37,135	243,494
MacMahon Holdings, Ltd.	3,283,150	1,230,340
Macquarie Media Group, Ltd.	786,064	1,020,129
*Macquarie Telecom Group, Ltd.	35,019	87,865
*Mantra Resources, Ltd.	10,296	32,422
#*Marion Energy, Ltd.	400,930	80,416
*Maryborough Sugar Factory, Ltd.	2,560	3,994
MaxiTRANS Industries, Ltd.	889,356	203,641
*McGuigan Simeon Wines, Ltd.	2,478,600	259,227
#McMillan Shakespeare, Ltd.	194,418	486,228
McPherson’s, Ltd.	303,441	559,561
#Melbourne IT, Ltd.	381,905	574,439
*MEO Australia, Ltd.	380,000	142,814
Mermaid Marine Australia, Ltd.	726,827	1,222,257
*Mikoh Corp., Ltd.	856,548	66,408
*Minara Resources, Ltd.	360,000	335,611
Mincor Resources NL	946,204	1,741,818
*Mineral Deposits, Ltd.	216,925	126,799
#Mineral Resources, Ltd.	470,578	1,634,071
#*Mirabela Nickel, Ltd. (B01KDF4)	52,782	123,865
*Mirabela Nickel, Ltd. (B3XX4B5)	7,851	18,320
Mitchell Communications Group, Ltd.	1,192,579	813,537
#*Molopo Australia, Ltd.	940,636	824,799
Monadelphous Group, Ltd.	302,955	2,939,334
Mortgage Choice, Ltd.	722,000	672,227

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Mosaic Oil NL	2,209,067	$250,306
#*Mount Gibson Iron, Ltd.	3,114,599	3,112,993
Namoi Cotton Cooperative, Ltd.	196,490	76,954
National Can Industries, Ltd.	97,017	85,197
#Navitas, Ltd.	1,205,167	2,770,469
#*Nexus Energy, Ltd.	2,334,624	683,186
#*Nido Petroleum, Ltd.	4,759,793	618,105
#Nomad Building Solutions, Ltd.	29,195	15,452
#*Novogen, Ltd.	391,594	250,452
*NuSep, Ltd.	872	186
#Oakton, Ltd.	378,695	846,532
*Orbital Corp., Ltd.	1,013,772	64,819
OrotonGroup, Ltd.	79,968	246,328
*Otto Energy, Ltd.	1,486,012	79,027
Pacific Brands, Ltd.	4,412,120	4,394,171
*Paladin Energy, Ltd.	662	2,527
Pan Pacific Petroleum NL	1,059,542	438,278
#*PanAust, Ltd.	8,757,197	3,020,105
Panoramic Resources, Ltd.	901,883	2,084,120
Paperlinx, Ltd.	2,771,649	1,169,757
*Payce Consolidated, Ltd.	29,670	17,370
Peet, Ltd.	974,503	1,375,816
#Perpetual Trustees Australia, Ltd.	80,795	2,257,262
*Perseus Mining, Ltd.	48,048	30,115
#*Pharmaxis, Ltd.	815,846	1,664,092
Photon Group, Ltd.	9,218	16,580
*Plantcorp NL	4,329	—
#*Platinum Australia, Ltd.	866,470	694,501
PMP, Ltd.	1,925,364	676,185
*Port Bouvard, Ltd.	270,578	72,673
*Poseidon Nickel, Ltd.	670,939	238,164
*Prana Biotechnology, Ltd.	195,424	28,618
#Premier Investments, Ltd.	187,265	949,315
Primary Health Care, Ltd.	62,276	289,744
Prime Media Group, Ltd.	1,001,480	498,518
*Prime Retirement & Aged Care Property Trust	1,426,995	136,767
#Programmed Maintenance Service, Ltd.	450,034	1,128,221
*Raptis Group, Ltd.	12,000	4,014
RCR Tomlinson, Ltd.	1,284,801	591,214
#*REA Group, Ltd.	45,839	207,170
#Reckon, Ltd.	141,500	150,352
#Redflex Holdings, Ltd.	401,193	735,633
Reece Australia, Ltd.	238,457	3,987,733
#Reject Shop, Ltd. (The)	112,300	1,256,941
#*Resolute Mining, Ltd.	1,442,710	750,745
*Resource Generation, Ltd.	67,290	33,037
Reverse Corp., Ltd.	236,664	138,579
Ridley Corp., Ltd.	1,283,068	888,069
*RiverCity Motorway Group	91,662	13,400
#*Riversdale Mining, Ltd.	692,356	3,821,401
*Roc Oil Co., Ltd.	937,716	579,172
Rock Building Society, Ltd.	28,109	61,086
Ross Human Directions, Ltd.	143,511	21,609
#Ruralco Holdings, Ltd.	88,146	139,961
#SAI Global, Ltd.	910,865	2,164,808
*Salinas Energy, Ltd.	1,029,742	81,620
#Salmat, Ltd.	762,648	2,386,099
*Samson Oil & Gas, Ltd.	511,130	14,534
Schaffer Corp., Ltd.	33,766	130,717
*SDI, Ltd.	176,914	32,880
Sedgman, Ltd.	62,209	69,720

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#Seek, Ltd.	663,000	$2,355,420
Select Harvests, Ltd.	196,698	517,804
Servcorp, Ltd.	300,722	833,478
#Service Stream, Ltd	1,015,309	339,036
Seven Network, Ltd.	330,352	1,756,836
*Shield Mining, Ltd.	58,492	4,672
#Sigma Pharmaceuticals, Ltd.	3,646,677	3,937,187
#*Silex System, Ltd.	578,159	3,336,019
#*Sino Gold Mining, Ltd.	643,468	2,858,431
*Sino Strategic International, Ltd.	130,864	56,913
*Sirtex Medical, Ltd.	216,786	811,845
#Skilled Group, Ltd.	455,539	602,436
SMS Management & Technology, Ltd.	292,441	1,069,521
SP Telemedia, Ltd.	53,000	23,206
Spark Infrastructure Group	2,445,214	2,181,204
#Specialty Fashion Group, Ltd.	807,082	479,431
*Sphere Investments, Ltd.	7,555	—
Spotless Group, Ltd.	962,192	2,037,391
#*St. Barbara, Ltd.	3,232,274	529,268
*Starpharma Holdings, Ltd.	497,958	154,444
*Straits Resources, Ltd.	878,069	1,708,308
Structural Systems, Ltd.	177,188	132,907
Stuart Petroleum, Ltd.	201,731	109,181
#*Sundance Resources, Ltd.	5,993,157	902,013
Sunland Group, Ltd.	852,875	613,673
#Super Cheap Auto Group, Ltd.	719,047	2,650,145
*Swick Mining Services, Ltd.	49,595	19,514
*Symex Holdings, Ltd.	355,611	163,687
Talent2 International, Ltd.	474,826	367,288
#*Tamaya Resources, Ltd.	5,021,812	—
*Tap Oil, Ltd.	4,582,923	4,188,743
#Tassal Group, Ltd.	584,055	879,996
Technology One, Ltd.	1,318,149	946,955
#Ten Network Holdings, Ltd.	1,823,638	1,943,384
*Terramin Australia, Ltd.	129,679	78,161
TFS Corp., Ltd.	896,773	843,067
Thakral Holdings Group	2,559,697	447,352
*TNG, Ltd.	721,686	29,420
Tower Australia Group, Ltd.	1,156,969	2,395,372
*Tox Free Solutions, Ltd.	308,907	528,311
#Transfield Services Infrastructure Fund	768,779	586,691
#Transfield Services, Ltd.	442,444	1,032,287
#*Transpacific Industries Group, Ltd.	363,760	368,288
#Troy Resources NL	298,451	375,492
Trust Co., Ltd.	82,756	365,966
*Unilife Medical Solutions, Ltd.	544,389	157,239
United Group, Ltd.	199,491	1,999,763
UXC, Ltd.	968,954	566,416
*View Resources, Ltd.	1,283,369	139,535
#Village Roadshow, Ltd.	596,487	526,864
#*Virgin Blue Holdings, Ltd.	2,428,865	605,474
*Virgin Blue Holdings, Ltd. Private Placement Shares	2,652,695	665,575
Watpac, Ltd.	530,843	654,634
#Wattyl, Ltd.	433,037	280,227
WDS, Ltd.	303,393	461,395
Webjet, Ltd.	373,212	370,674
Webster, Ltd.	158,276	73,805
*Wedgetail Mining, Ltd.	721,992	30,109
#West Australian Newspapers Holdings, Ltd.	698,276	3,509,065
#*Western Areas NL	529,359	2,696,983
#*White Energy Co., Ltd.	141,468	261,284

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Whitehaven Coal, Ltd.	176,048	$460,077
*Whitehaven Coal, Ltd. Private Placement Shares	30,267	79,099
#WHK Group, Ltd.	1,202,433	952,944
#Wide Bay Australia, Ltd.	67,978	458,712
Willmott Forests, Ltd.	51,672	21,144
#*Windimurra Vanadium, Ltd.	537,429	76,411
#Wotif.com Holdings, Ltd.	538,244	2,038,087

TOTAL AUSTRALIA		320,377,497

HONG KONG — (19.1%)
AAC Acoustic Technologies Holdings, Inc.	518,000	499,619
Aeon Credit Service (Asia) Co., Ltd.	740,000	520,431
Aeon Stores Hong Kong Co., Ltd.	234,000	422,685
Alco Holdings, Ltd.	1,468,000	542,608
Allan International Holdings, Ltd.	592,000	138,192
Allied Group, Ltd.	683,200	1,639,614
*Allied Properties, Ltd.	10,530,000	1,406,965
Amax Entertainment Holdings, Ltd.	1,650,000	54,182
*APT Satellite Holdings, Ltd.	850,000	118,439
Arts Optical International Holdings, Ltd.	730,000	263,828
Asia Commercial Holdings, Ltd.	131,040	12,507
Asia Financial Holdings, Ltd.	2,546,908	854,265
Asia Satellite Telecommunications Holdings, Ltd.	962,000	1,377,524
Asia Standard Hotel Group, Ltd.	135,050,188	748,086
Asia Standard International Group, Ltd.	160,132,819	1,978,743
*Asia TeleMedia, Ltd.	2,832,000	36,542
*Associated International Hotels, Ltd.	954,000	1,966,508
Automated Systems Holdings, Ltd.	340,000	139,411
*AVIC International Holding HK, Ltd.	5,332,000	175,196
*Bal Holdings, Ltd.	9	1
*Beijing Enterprises Water Group, Ltd.	2,572,000	540,538
Bossini International Holdings, Ltd.	3,871,500	197,266
Brightoil Petroleum Holdings, Ltd	1,424,000	582,405
*Burwill Holdings, Ltd.	7,148,960	262,623
#C C Land Holdings, Ltd.	2,870,000	2,144,653
Cafe de Coral Holdings, Ltd.	140,000	295,358
*Capital Estate, Ltd.	28,570,000	180,455
Capital Strategic Investment, Ltd.	20,129,625	454,250
CASH Financial Services Group, Ltd.	119,565	11,225
*Celestial Asia Securities Holdings, Ltd.	343,810	77,527
Century City International Holdings, Ltd.	4,332,600	245,465
Chevalier International Holdings, Ltd.	733,482	558,020
Chevalier Pacific Holdings, Ltd.	355,250	58,551
*China Best Group Holding, Ltd.	22,749,000	170,477
*China Digicontent Co., Ltd.	2,710,000	3,497
*China Electronics Corp. Holdings Co., Ltd.	890,250	121,756
China Hong Kong Photo Products Holdings, Ltd.	1,909,000	122,301
*China Infrastructure Investment, Ltd.	6,280,000	222,672
*China Investments Holdings, Ltd.	210,000	6,342
China Metal International Holdings, Ltd.	2,844,000	451,073
*China Motion Telecom International, Ltd.	5,080,000	113,944
China Motor Bus Co., Inc.	74,000	538,367
*China Oil & Gas Group, Ltd.	1,573,200	90,131
*China Properties Investment Holdings, Ltd.	880,000	13,837
*China Resources Microelectronics, Ltd.	19,132,200	449,295
*China Sciences Conservational Power, Ltd.	210,400	4,549
*China Seven Star Shopping, Ltd.	12,410,000	158,673
*China Strategic Holdings, Ltd.	1,670,000	79,248
*China WindPower Group, Ltd.	5,080,000	616,526
China Zirconium, Ltd.	116,400	61,769
*Chinese People Holdings Co., Ltd.	8,960,000	362,875

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Chinney Investments, Ltd.	1,144,000	$140,102
#Chong Hing Bank, Ltd.	1,070,000	1,936,737
Chow Sang Sang Holdings, Ltd.	1,291,680	1,131,095
Chu Kong Shipping Development, Ltd.	1,584,000	254,891
Chuang’s Consortium International, Ltd.	3,558,930	293,286
Chun Wo Development Holdings, Ltd.	2,002,926	141,973
Chung Tai Printing Holdings, Ltd.	14,710,000	446,736
*City e-Solutions, Ltd.	186,000	14,865
City Telecom, Ltd.	1,506,751	361,336
*Clear Media, Ltd.	1,135,000	544,524
*Climax International Co., Ltd.	40,700	131
*CNNC International, Ltd.	35,000	47,351
*CNT Group, Ltd.	10,329,264	280,029
*Coastal Greenland, Ltd.	6,588,000	653,097
*COL Capital, Ltd.	2,749,840	408,868
*Compass Pacific Holdings, Ltd.	1,248,000	31,264
Computer & Technologies Holdings, Ltd.	432,000	67,904
Continental Holdings, Ltd.	98,825	12,609
Convenience Retail Asia, Ltd.	64,000	19,820
*Cosmos Machinery Enterprises, Ltd.	1,616,400	96,861
Cross-Harbour Holdings, Ltd.	591,520	479,969
#*Dah Sing Banking Group, Ltd.	684,800	787,503
*Dah Sing Financial Holdings, Ltd.	241,600	1,108,415
*Daisho Microline Holdings, Ltd.	1,236,000	113,123
*Dan Form Holdings Co., Ltd.	3,153,260	255,708
#Daphne International Holdings, Ltd.	4,086,000	2,768,863
Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	221,981
Dickson Concepts International, Ltd.	825,000	443,119
*Dragon Hill Wuling Automobile Holdings, Ltd.	112,500	13,955
*Dynamic Global Holdings, Ltd.	3,522,000	52,670
Dynamic Holdings, Ltd.	384,000	83,614
Eagle Nice (International) Holdings, Ltd.	238,000	80,484
EcoGreen Fine Chemical Group	1,112,000	270,630
*Eforce Holdings, Ltd.	3,480,000	120,775
#*EganaGoldpfeil Holdings, Ltd.	4,121,757	—
*E-Kong Group, Ltd.	620,000	36,723
*Emperor Capital Group, Ltd.	749,672	43,422
Emperor Entertainment Hotel, Ltd.	2,410,000	251,502
Emperor International Holdings, Ltd.	3,808,360	608,323
*ENM Holdings, Ltd.	27,408,000	1,205,175
*eSun Holdings, Ltd.	302,000	45,870
*Extrawell Pharmaceutical Holdings, Ltd.	2,490,000	632,938
*Ezcom Holdings, Ltd.	72,576	450
Fairwood Holdings, Ltd.	316,600	291,333
Far East Consortium International, Ltd.	4,072,517	959,561
*Far East Technology International, Ltd.	179,520	25,852
*First Natural Foods Holdings, Ltd.	2,365,000	—
Four Seas Food Investment Holdings, Ltd.	202,184	24,194
Four Seas Mercantile Holdings, Ltd.	592,000	166,915
*Frasers Property China, Ltd.	16,477,000	318,287
#Fubon Bank Hong Kong, Ltd.	1,408,000	680,615
*Fujian Holdings, Ltd.	117,800	10,020
Fujikon Industrial Holdings, Ltd.	912,000	229,647
#*Galaxy Entertainment Group, Ltd.	2,630,121	799,701
Get Nice Holdings, Ltd.	16,152,000	1,818,462
#Giordano International, Ltd.	6,984,000	2,167,032
*Global Tech (Holdings), Ltd.	5,612,000	44,166
Glorious Sun Enterprises, Ltd.	2,700,000	815,711
Gold Peak Industries (Holdings), Ltd.	3,080,250	362,088
Golden Resources Development International, Ltd.	2,848,500	150,796
*Goldin Properties Holdings, Ltd.	1,876,000	786,670

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Golik Holdings, Ltd.	930,500	$38,337
*GR Vietnam Holdings, Ltd.	620,000	13,860
Grande Holdings, Ltd.	882,000	89,877
Great Eagle Holdings, Ltd.	415,499	959,703
*Group Sense International, Ltd.	2,448,000	56,245
Guangnan Holdings, Ltd.	1,779,600	236,434
*Hang Fung Gold Technology, Ltd.	1,972,482	165,433
*Hans Energy Co., Ltd.	7,556,000	380,327
Harbour Centre Development, Ltd.	889,500	670,006
*Heng Tai Consumables Group, Ltd.	4,759,500	267,028
*Hi Sun Technology (China), Ltd.	1,347,000	294,381
High Fashion International, Ltd.	268,000	68,945
HKR International, Ltd.	2,950,336	1,299,331
*Hong Fok Land, Ltd.	1,210,000	1,561
Hong Kong and Shanghai Hotels, Ltd.	155,332	178,148
Hong Kong Catering Management, Ltd.	542,796	130,393
Hong Kong Ferry (Holdings) Co., Ltd.	809,300	670,528
Hongkong Chinese, Ltd.	4,482,000	463,429
*Hop Fung Group Holdings, Ltd.	888,000	117,836
*Hop Hing Group Holdings, Ltd.	792,318	39,897
Hsin Chong Construction Group, Ltd.	1,569,658	163,744
Huafeng Group Holdings, Ltd.	13,541,325	667,001
*Huscoke Resources Holdings, Ltd.	670,000	40,643
Hutchison Harbour Ring, Ltd.	14,446,000	1,099,205
Hutchison Telecommunications International, Ltd.	1,295,000	332,965
*HyComm Wireless, Ltd.	47,090	4,496
*I.T., Ltd.	2,734,000	281,567
*IDT International, Ltd.	6,240,183	159,710
#Integrated Distribution Services Group, Ltd.	759,000	1,125,409
IPE Group, Ltd.	1,140,000	88,124
ITC Corp., Ltd.	893,645	63,616
*ITC Properties Group, Ltd.	3,885,747	340,941
*Jiuzhou Development Co., Ltd.	2,632,000	261,319
*JLF Investment Co., Ltd.	1,036,250	84,279
#Johnson Electric Holdings, Ltd.	1,444,500	427,900
Joyce Boutique Holdings, Ltd.	1,530,000	33,749
*Junefield Department Store Group, Ltd.	384,000	18,551
#K Wah International Holdings, Ltd.	2,788,405	1,148,795
*Kai Yuan Holdings, Ltd.	3,640,000	138,360
Kantone Holdings, Ltd.	10,351,685	274,940
*Karl Thomson Holdings, Ltd.	1,238,000	119,786
*Karrie International Holdings, Ltd.	1,433,600	110,896
Keck Seng Investments (Hong Kong), Ltd.	924,600	395,404
Kee Shing Holdings	886,000	67,392
Kin Yat Holdings, Ltd.	586,000	109,524
King Fook Holdings	1,000,000	117,364
*King Pacific International Holdings, Ltd.	1,404,200	22,105
#Kingboard Laminates Holdings, Ltd.	954,000	492,015
Kingmaker Footwear Holdings, Ltd.	1,476,955	161,572
*Kong Sun Holdings, Ltd.	2,198,000	30,568
Kowloon Development Co., Ltd.	2,021,000	2,054,741
*KPI Co., Ltd.	396,000	17,372
*KTP Holdings, Ltd.	560,400	56,260
Kwoon Chung Bus Holdings, Ltd.	556,000	91,887
*Lai Sun Development Co., Ltd.	118,936,800	2,065,963
Lam Soon Hong Kong, Ltd.	302,310	132,720
Le Saunda Holdings, Ltd.	1,424,000	191,898
*Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,981
Lee & Man Holdings, Ltd.	1,780,000	340,177
#Lee & Man Paper Manufacturing, Ltd.	1,504,400	2,358,186
Lerado Group Holding Co., Ltd.	1,602,000	142,377

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Lippo, Ltd.	1,433,700	$537,765
Liu Chong Hing Investment, Ltd.	829,200	627,208
*Loudong General Nice Resources China Holdings, Ltd.	35,708	5,752
Luen Thai Holdings, Ltd.	1,345,000	112,704
Luk Fook Holdings (International), Ltd.	1,192,000	640,881
Luks Industrial Group, Ltd.	302,913	171,306
*Lung Cheong International Holdings, Ltd.	2,426,000	60,814
Lung Kee (Bermuda) Holdings, Ltd.	1,597,875	659,424
*Magnificent Estates, Ltd.	12,744,000	239,729
Mainland Headwear Holdings, Ltd.	765,600	97,486
Man Yue International Holdings, Ltd.	1,084,000	199,916
Matrix Holdings, Ltd.	1,067,414	78,258
*Media China Co., Ltd.	33,420,000	245,338
*Mei Ah Entertainment Group, Ltd.	1,732,000	136,091
Melbourne Enterprises, Ltd.	45,500	357,528
#*Melco International Development, Ltd.	2,228,000	1,433,430
*Midas International Holdings, Ltd.	4,776,000	126,300
Midland Holdings, Ltd.	3,230,000	2,588,197
Min Xin Holdings, Ltd.	1,137,200	567,471
#*Ming An Holdings Co., Ltd.	3,990,000	1,100,045
#*Minmetals Holdings, Ltd.	2,670,000	811,487
Miramar Hotel & Investment Co., Ltd.	772,000	766,402
Nanyang Holdings, Ltd.	137,500	187,834
National Electronics Holdings, Ltd.	2,156,000	115,377
Natural Beauty Bio-Technology, Ltd.	4,980,000	846,914
*New Century Group Hong Kong, Ltd.	13,351,464	230,818
New Island Printing Holdings, Ltd.	176,000	21,614
*New World Mobile Holdings, Ltd.	22,140	11,558
Next Media, Ltd.	6,106,000	889,014
Norstar Founders Group, Ltd.	3,256,000	306,692
*Orient Power Holdings, Ltd.	804,000	19,503
Oriental Press Group, Ltd.	5,554,000	687,769
Oriental Watch Holdings, Ltd.	610,000	144,725
Pacific Andes International Holdings, Ltd.	2,970,000	495,066
Pacific Basin Shipping, Ltd.	3,143,000	2,368,139
*Pacific Century Premium Developments, Ltd.	5,529,000	1,531,543
Paliburg Holdings, Ltd.	2,348,830	504,624
*Paradise Entertainment, Ltd.	3,969,000	19,545
Paul Y Engineering Group, Ltd.	73,488	5,506
#*Peace Mark Holdings, Ltd.	2,738,022	—
Pegasus International Holdings, Ltd.	226,000	40,232
Pico Far East Holdings, Ltd.	3,864,000	648,227
*Playmates Toys, Ltd.	220,000	4,059
*PME Group, Ltd.	950,000	44,133
Pokfulam Development Co., Ltd.	234,000	128,685
*Pokphand (C.P.) Co., Ltd.	5,970,000	173,562
*Polyard Petroleum International Group, Ltd.	1,170,000	12,040
#Ports Design, Ltd.	860,000	2,209,366
*Premium Land, Ltd.	990,000	49,001
*Proview International Holdings, Ltd.	11,635,322	307,354
#Public Financial Holdings, Ltd.	2,176,000	1,117,161
*Pyxis Group, Ltd.	1,936,000	50,710
*QPL International Holdings, Ltd.	2,009,000	98,599
Quality Healthcare Asia, Ltd.	478,995	203,276
Raymond Industrial, Ltd.	1,547,400	123,554
#Regal Hotels International Holdings, Ltd.	2,891,800	927,436
Rivera Holdings, Ltd.	5,710,000	231,921
#Road King Infrastructure, Ltd.	1,642,000	1,299,437
Roadshow Holdings, Ltd.	1,456,000	116,466
S.A.S. Dragon Holdings, Ltd.	1,456,000	150,257
Sa Sa International Holdings, Ltd.	2,660,000	1,243,644

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Safety Godown Co., Ltd.	408,000	$199,950
Samson Paper Holdings, Ltd.	666,000	59,332
*San Miguel Brewery Hong Kong, Ltd.	612,800	92,507
*Sanyuan Group, Ltd.	415,000	8,032
Sea Holdings, Ltd.	1,138,000	510,729
*SEEC Media Group, Ltd.	2,550,000	61,541
*Shanghai Zenghai Property, Ltd.	20,002,000	836,993
Shell Electric Manufacturing Co., Ltd.	1,254,172	606,854
#Shenyin Wanguo, Ltd.	1,212,500	729,719
Shougang Concord Century Holdings, Ltd.	3,916,000	428,810
*Shougang Concord Grand Group, Ltd.	2,451,000	157,925
*Shougang Concord Technology Holdings, Ltd.	2,639,809	221,145
#Shui On Construction & Materials, Ltd.	534,000	756,364
*Shun Ho Resources Holdings, Ltd.	483,000	58,594
*Shun Ho Technology Holdings, Ltd.	1,037,452	100,382
Shun Tak Holdings, Ltd.	2,188,000	1,792,879
Silver Grant International Industries, Ltd.	5,033,000	804,197
*Sincere Co., Ltd.	505,500	18,244
Sing Tao News Corp., Ltd.	1,842,000	145,088
*Sinocan Holdings, Ltd.	350,000	1,761
*Sino-i Technology, Ltd.	51,703,158	379,234
*Skyfame Realty Holdings, Ltd.	2,737,750	243,476
Smartone Telecommunications Holdings, Ltd.	1,285,500	878,338
*SMI Publishing Group, Ltd.	250,511	485
*Solartech International Holdings, Ltd.	618,000	18,135
South China (China), Ltd.	5,620,000	804,845
South China Financial Holdings, Ltd.	4,872,000	49,494
Southeast Asia Properties & Finance, Ltd.	263,538	53,102
*Starlight International Holdings, Ltd.	1,903,792	76,334
Stella International Holdings, Ltd.	178,000	294,226
*Styland Holdings, Ltd.	101,991	325
*Success Universe Group, Ltd.	5,560,000	275,623
Sun Hing Vision Group Holdings, Ltd.	358,000	141,576
Sun Hung Kai & Co., Ltd.	237,000	185,765
Sunway International Holdings, Ltd.	866,000	21,938
SW Kingsway Capitol Holdings, Ltd.	4,650,000	109,445
Synergis Holdings, Ltd.	350,033	39,509
#*Tack Fat Group International, Ltd.	4,448,000	229,573
Tai Cheung Holdings, Ltd.	1,799,000	1,063,353
Tai Fook Securities Group, Ltd.	2,023,899	712,309
Tai Sang Land Development, Ltd.	576,984	201,434
*Tak Shun Technology Group, Ltd.	24,016,000	234,971
Tak Sing Alliance Holdings, Ltd.	2,909,865	771,986
Tan Chong International, Ltd.	1,212,000	231,791
*TCC International Holdings, Ltd.	1,925,789	922,523
*Technology Venture Holdings, Ltd.	58,600	12,528
#Techtronic Industries Co., Ltd.	3,354,000	2,800,325
*Termbray Industries International (Holdings), Ltd.	2,304,900	297,368
Tern Properties Co., Ltd.	61,200	23,686
*Texhong Textile Group, Ltd.	1,930,000	209,145
Texwinca Holdings, Ltd.	2,196,000	1,714,833
*Tian Teck Land, Ltd.	1,076,000	863,819
*Tomorrow International Holdings, Ltd.	1,296,420	118,461
Tongda Group Holdings, Ltd.	5,470,000	150,018
*Top Form International, Ltd.	2,760,000	144,335
*Topsearch International (Holdings), Ltd.	3,860,000	116,026
Transport International Holdings, Ltd.	40,000	126,176
Tristate Holdings, Ltd.	188,000	43,532
Truly International Holdings, Ltd.	1,074,000	1,009,907
Tungtex (Holdings) Co., Ltd.	910,000	184,017
Tysan Holdings, Ltd.	1,040,773	119,241

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*United Gene High-Tech Group, Ltd.	321,600	$16,986
*United Power Investment, Ltd.	5,696,000	308,476
*U-Right International Holdings, Ltd.	4,746,000	8,573
USI Holdings, Ltd.	1,452,999	426,346
*Value Partners Group, Ltd.	382,000	186,095
Van Shung Chong Holdings, Ltd.	2,245,335	166,399
#Varitronix International, Ltd.	1,093,293	370,081
Vedan International (Holdings), Ltd.	3,144,000	260,269
Veeko International Holdings, Ltd.	1,532,981	28,439
Victory City International Holdings, Ltd.	2,759,185	442,464
*Vital Biotech Holdings, Ltd.	470,000	13,701
#Vitasoy International Holdings, Ltd.	3,537,000	2,218,001
*Vongroup, Ltd.	10,865,000	342,582
Vtech Holdings, Ltd.	120,000	850,865
Wah Ha Realty Co., Ltd.	278,600	78,948
*Wai Kee Holdings, Ltd.	8,218,738	1,586,427
Wang On Group, Ltd.	6,775,148	148,191
*Warderly International Holdings, Ltd.	520,000	32,206
*Winfoong International, Ltd.	1,210,000	26,831
Wing On Co. International, Ltd.	785,000	1,010,063
Wing Shan International, Ltd.	896,000	87,694
Wong’s International (Holdings), Ltd.	737,641	91,314
Wong’s Kong King International (Holdings), Ltd.	120,000	12,657
#Xinyi Glass Holding Co., Ltd.	1,458,000	1,271,265
*Xpress Group, Ltd.	3,464,000	41,506
Y. T. Realty Group, Ltd.	965,000	160,589
Yangtzekiang Garment, Ltd.	607,500	117,531
Yau Lee Holdings, Ltd.	534,000	93,532
YGM Trading, Ltd.	284,000	169,882
Yip’s Chemical Holdings, Ltd.	1,344,000	738,899
*Yueshou Environmental Holdings, Ltd.	510,800	10,542
*Yugang International, Ltd.	123,976,000	1,676,477
*Yunnan Enterprises Holdings, Ltd.	240,000	18,495

TOTAL HONG KONG		135,834,428

MALAYSIA — (0.0%)
*Autoways Holdings Berhad	10,000	3,662
*Rekapacific Berhad	473,000	—

TOTAL MALAYSIA		3,662

NEW ZEALAND — (6.0%)
Abano Healthcare Group, Ltd.	31,300	118,062
*AFFCO Holdings, Ltd.	1,806,887	501,820
Air New Zealand, Ltd.	1,348,955	980,663
*Auckland International Airport, Ltd.	1,214,407	1,364,937
Cavalier Corp., Ltd.	283,674	432,067
*CDL Investments New Zealand, Ltd.	395,965	70,747
Colonial Motor Co., Ltd.	126,795	204,706
Ebos Group, Ltd.	161,966	573,027
Fisher & Paykel Appliances Holdings, Ltd.	2,969,564	1,708,744
#Fisher & Paykel Healthcare Corp., Ltd.	2,418,756	5,197,036
#Freightways, Ltd.	778,937	1,602,138
#Hallenstein Glassons Holdings, Ltd.	241,638	439,480
Hellaby Holdings, Ltd.	242,239	190,733
Horizon Energy Distribution, Ltd.	40,420	76,693
Infratil, Ltd.	2,123,579	2,527,416
Mainfreight, Ltd.	462,988	1,393,309
Methven, Ltd.	10,000	9,269
Michael Hill International, Ltd.	1,534,152	679,022
Millennium & Copthorne Hotels New Zealand, Ltd.	1,387,344	340,578
New Zealand Exchange, Ltd.	71,379	363,887

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
NEW ZEALAND — (Continued)
New Zealand Oil & Gas, Ltd.	1,729,024	$1,854,492
New Zealand Refining Co., Ltd.	515,110	2,420,999
Northland Port Corp. (New Zealand), Ltd.	219,997	299,739
Nuplex Industries, Ltd.	904,126	1,134,618
Port of Tauranga, Ltd.	566,944	2,379,499
*ProvencoCadmus, Ltd.	524,201	12,167
#Pumpkin Patch, Ltd.	606,913	642,294
#Pyne Gould Guinness, Ltd.	1,067,181	656,687
Restaurant Brand New Zealand, Ltd.	369,175	244,293
*Richina Pacific, Ltd.	309,644	73,811
*Rubicon, Ltd.	974,601	597,939
#Ryman Healthcare, Ltd.	2,310,248	2,673,821
Sanford, Ltd.	409,164	1,433,436
*Scott Technology, Ltd.	60,843	43,421
*Seafresh Fisheries, Ltd.	80,520	1,493
Skellerup Holdings, Ltd.	180,205	66,766
Sky City Entertainment Group, Ltd.	2,535,089	5,513,462
Sky Network Television, Ltd.	184,878	528,429
South Port New Zealand, Ltd.	30,744	47,462
#Steel & Tube Holdings, Ltd.	404,138	841,554
Taylors Group, Ltd.	29,646	33,306
*Tenon, Ltd.	19,132	12,900
Tourism Holdings, Ltd.	402,452	135,772
Tower, Ltd.	724,905	834,143
Trustpower, Ltd.	3,300	17,020
Vector, Ltd.	316,231	420,374
Warehouse Group, Ltd.	497,796	1,313,679

TOTAL NEW ZEALAND		43,007,910

SINGAPORE — (15.1%)
*Addvalue Technologies, Ltd.	1,043,000	28,880
Advanced Holdings, Ltd.	691,000	91,075
Allgreen Properties, Ltd.	2,604,000	2,166,687
Apollo Enterprises, Ltd.	302,000	260,097
Aqua-Terra Supply Co., Ltd.	641,000	113,486
Armstrong Industrial Corp., Ltd.	1,460,000	228,321
*ASA Group Holdings, Ltd.	336,000	13,967
*Asia Environment Holdings, Ltd.	528,793	88,050
*Asia-Pacific Strategic Investments, Ltd.	1,410	181
ASL Marine Holdings, Ltd.	497,000	322,551
A-Sonic Aerospace, Ltd.	626,996	28,244
Aussino Group, Ltd.	967,000	73,912
*Ban Joo & Co., Ltd.	1,175,000	57,200
Best World International, Ltd.	307,500	61,987
Beyonics Technology, Ltd.	9,328,300	1,265,210
Bonvests Holdings, Ltd.	990,000	621,213
Broadway Industrial Group, Ltd.	461,000	139,274
Brothers (Holdings), Ltd.	504,628	56,103
#Bukit Sembawang Estates, Ltd.	374,003	1,002,363
CEI Contract Manufacturing, Ltd.	432,000	35,979
Cerebos Pacific, Ltd.	528,000	1,155,500
#CH Offshore, Ltd.	1,568,200	571,677
*Chartered Semiconductor Manufacturing, Ltd.	1,362,340	2,120,477
Chemical Industries (Far East), Ltd.	105,910	33,852
China Aviation Oil Singapore Corp., Ltd.	125,000	107,692
*China Dairy Group, Ltd.	1,502,000	167,172
#*China Energy, Ltd.	3,110,000	636,790
China Merchants Holdings Pacific, Ltd.	809,000	306,803
Chip Eng Seng Corp., Ltd.	1,775,000	536,276
Chosen Holdings, Ltd.	1,284,000	107,063
Chuan Hup Holdings, Ltd.	4,385,000	805,797

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
*Chuan Soon Huat Industrial Group, Ltd.	614,000	$4,266
Comfortdelgro Corp., Ltd.	2,527,000	2,718,766
*Compact Metal Industries, Ltd.	643,000	6,702
#Cosco Corp. (Singapore), Ltd.	2,004,000	1,823,813
#*Creative Technology Co., Ltd.	257,350	803,641
#CSC Holdings, Ltd.	1,829,000	253,451
CSE Global, Ltd.	1,854,000	869,910
CWT, Ltd.	1,384,500	585,508
#*Delong Holdings, Ltd.	1,287,000	803,788
*Digiland International, Ltd.	11,763,000	40,864
*Eagle Brand Holdings, Ltd.	14,387,000	398,684
*Eastern Asia Technology, Ltd.	1,205,000	54,334
*Ellipsiz, Ltd.	123,000	9,411
Engro Corp., Ltd.	354,000	215,231
*Enviro-Hub Holdings, Ltd.	1,445,666	179,254
Eu Yan Sang International, Ltd.	182,000	46,812
*Eucon Holdings, Ltd.	3,096,000	81,582
#*Ezra Holdings, Ltd.	1,355,000	1,448,706
#F.J. Benjamin Holdings, Ltd.	1,095,000	178,563
Federal International (2000), Ltd.	657,000	138,914
*Firstlink Investments Corp., Ltd.	1,951,000	74,311
*Fischer Tech, Ltd.	244,000	15,259
Food Empire Holdings, Ltd.	1,094,400	227,812
Freight Links Express Holdings, Ltd.	3,893,000	135,166
*Fu Yu Corp., Ltd.	3,993,750	250,916
*Gallant Venture, Ltd.	1,310,000	276,897
GK Goh Holdings, Ltd.	1,463,000	610,082
#Goodpack, Ltd.	1,559,000	1,104,258
GP Batteries International, Ltd.	395,000	259,041
GP Industries, Ltd.	3,054,209	710,280
Grand Banks Yachts, Ltd.	250,000	83,454
#Guocoland, Ltd.	495,500	727,045
Hersing Corp., Ltd.	1,285,000	213,410
Hi-P International, Ltd.	2,187,000	1,062,476
#Ho Bee Investment, Ltd.	945,000	715,367
*Hong Fok Corp., Ltd.	6,124,700	2,363,230
Hong Leong Asia, Ltd.	868,000	999,783
Hotel Grand Central, Ltd.	1,060,514	493,275
#Hotel Properties, Ltd.	1,679,600	2,155,928
Hour Glass, Ltd.	622,744	278,264
HTL International Holdings, Ltd.	1,691,843	251,461
*Huan Hsin Holdings, Ltd.	1,138,400	170,076
HupSteel, Ltd.	1,687,875	251,990
Hwa Hong Corp., Ltd.	2,436,000	727,787
#Hyflux, Ltd.	1,230,000	2,253,816
#IDT Holdings, Ltd.	693,000	192,294
IFS Capital, Ltd.	382,800	128,719
#*Indofood Agri Resources, Ltd.	651,000	691,510
*Informatics Education, Ltd.	1,339,000	50,920
#InnoTek, Ltd.	613,000	116,806
*Intraco, Ltd.	608,500	109,933
IPC Corp., Ltd.	1,512,000	120,557
Isetan (Singapore), Ltd.	122,500	289,749
*Jadason Enterprises, Ltd.	1,108,000	73,030
*Jasper Investments, Ltd.	90,680	9,085
#Jaya Holdings, Ltd.	2,265,000	780,428
*JK Yaming International Holdings, Ltd.	907,000	236,337
#Jurong Technologies Industrial Corp., Ltd.	2,227,680	38,698
K1 Ventures, Ltd.	5,227,500	579,113
#Keppel Land, Ltd.	1,450,000	2,677,552
Keppel Telecommunications and Transportation, Ltd.	1,757,800	1,854,532

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Khong Guan Flour Milling, Ltd.	38,000	$29,992
Kian Ann Engineering, Ltd.	1,302,000	153,740
Kian Ho Bearings, Ltd.	781,500	78,739
Kim Eng Holdings, Ltd.	1,361,620	1,898,238
Koh Brothers Group, Ltd.	1,494,000	270,340
#KS Energy Services, Ltd.	498,000	449,463
*L & M Group Investments, Ltd.	7,107,100	24,692
Lafe Corp., Ltd.	1,234,800	68,829
*LanTroVision (S), Ltd.	5,028,750	139,686
LC Development, Ltd.	2,041,254	304,706
Lee Kim Tah Holdings, Ltd.	1,600,000	500,295
Lion Asiapac, Ltd.	473,000	70,472
Low Keng Huat Singapore, Ltd.	2,232,000	450,210
Lum Chang Holdings, Ltd.	1,134,030	208,820
*Manhattan Resources, Ltd.	668,000	273,491
*Manufacturing Integration Technology, Ltd.	588,000	38,815
#*Mediaring.Com, Ltd.	4,262,500	399,194
Memtech International, Ltd.	1,322,000	83,119
Metro Holdings, Ltd.	1,994,960	912,689
#Midas Holdings, Ltd.	1,530,000	919,168
*Mirach Energy, Ltd.	460,000	20,711
Miyoshi Precision, Ltd.	553,500	47,960
MobileOne, Ltd.	1,794,000	2,090,831
*Multi-Chem, Ltd.	1,263,000	127,252
#*Neptune Orient Lines, Ltd.	1,039,500	1,198,929
Nera Telecommunications, Ltd.	1,272,000	269,432
New Toyo International Holdings, Ltd.	1,043,000	134,125
NSL, Ltd.	414,000	385,475
Olam International, Ltd.	900,000	1,586,181
*Orchard Parade Holdings, Ltd.	956,022	662,803
*Osim International, Ltd.	964,000	331,863
Ossia International, Ltd.	750,554	72,577
*Overseas Union Enterprise, Ltd.	80,000	583,383
Pan Pacific Hotels Group, Ltd.	1,687,500	1,711,987
Pan-United Corp., Ltd.	2,060,000	778,461
#Parkway Holdings, Ltd.	1,326,133	1,925,065
PCI, Ltd.	734,000	152,660
*Penguin International, Ltd.	400,000	34,889
Pertama Holdings, Ltd.	459,750	86,254
#Petra Foods, Ltd.	881,000	520,161
Popular Holdings, Ltd.	2,719,500	311,810
*PSC Corp., Ltd.	1,973,419	294,450
QAF, Ltd.	881,000	268,406
Qian Hu Corp., Ltd.	674,600	65,758
#Raffles Education Corp., Ltd.	3,773,893	1,701,184
Rotary Engineering, Ltd.	1,703,600	1,209,971
San Teh, Ltd.	1,006,087	209,332
SBS Transit, Ltd.	962,500	1,182,731
*SC Global Developments, Ltd.	42,000	43,994
Sim Lian Group, Ltd.	1,380,000	441,443
*Sing Holdings, Ltd.	36,666	6,759
Sing Investments & Finance, Ltd.	198,450	171,298
#Singapore Land, Ltd.	148,000	539,585
Singapore Petroleum Co., Ltd.	799,000	3,460,315
Singapore Post, Ltd.	3,567,900	2,229,792
Singapore Reinsurance Corp., Ltd.	1,864,530	319,577
Singapore Shipping Corp., Ltd.	1,765,000	349,484
Singapura Finance, Ltd.	174,062	157,224
Sinwa, Ltd.	259,000	45,836
SMB United, Ltd.	2,010,000	293,247
SMRT Corp., Ltd.	1,421,000	1,677,128

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
*SP Corp., Ltd.	454,000	$17,351
SSH Corp., Ltd.	1,307,000	176,828
Stamford Land Corp., Ltd.	2,946,000	777,005
Straco Corp., Ltd.	130,000	10,388
#Straits Asia Resources, Ltd.	1,380,000	2,040,672
*Sunningdale Tech, Ltd.	10,871,000	826,671
*Sunright, Ltd.	378,000	39,398
Superbowl Holdings, Ltd.	980,000	123,041
Superior Multi-Packaging, Ltd.	490,500	32,379
*Swiber Holdings, Ltd.	801,000	539,134
Tat Hong Holdings, Ltd.	1,169,000	874,904
*Thakral Corp., Ltd.	6,028,000	272,401
#Tiong Woon Corp. Holding, Ltd.	1,060,000	393,530
Transcu Group, Ltd.	265,000	41,385
Trek 2000 International, Ltd.	1,004,000	111,430
*TT International, Ltd.	480	10
UMS Holdings, Ltd.	941,000	111,189
#United Engineers, Ltd.	829,666	990,449
United Envirotech, Ltd.	352,000	36,605
United Industrial Corp., Ltd.	404,000	524,101
United Overseas Insurance, Ltd.	188,250	371,100
*United Pulp & Paper Co., Ltd.	708,000	56,500
UOB-Kay Hian Holdings, Ltd.	1,585,000	1,707,022
UOL Group, Ltd.	774,000	1,878,720
Venture Corp., Ltd.	504,000	3,342,717
Vicom, Ltd.	120,000	155,671
WBL Corp., Ltd.	600,000	1,666,445
Wheelock Properties, Ltd.	1,207,000	1,517,576
Wing Tai Holdings, Ltd.	1,619,000	1,943,888
Xpress Holdings, Ltd.	3,079,000	181,670
#Yangzijiang Shipbuilding Holdings, Ltd.	3,425,000	2,126,982
#Yanlord Land Group, Ltd.	399,000	742,363
#Yellow Pages (Singapore), Ltd.	299,000	95,172
YHI International, Ltd.	1,174,000	179,297
Yoma Strategic Holdings, Ltd.	132,000	7,338
Yongnam Holdings, Ltd.	1,970,000	390,395
*Zhongguo Jilong, Ltd.	249,876	7,680

TOTAL SINGAPORE		107,511,154

TOTAL COMMON STOCKS		606,734,651

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
Village Roadshow, Ltd. Series A	334,417	183,247

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Havilah Resources NL Warrants 04/30/10	2,017	59
*ICSGlobal, Ltd. Rights 08/14/09	46,222	155
*UXC, Ltd. Options 03/31/10	94,269	19,710

TOTAL AUSTRALIA		19,924

HONG KONG — (0.0%)
*Asia Standard Hotel Group, Ltd. Rights 08/27/10	5,122,000	—
*Asia Standard International Group, Ltd. Warrants 09/07/09	4,881,864	—
*Hop Hing Group Holdings, Ltd. Warrants 05/31/13	158,464	4,140
*ITC Corp., Ltd. Warrants 11/04/09	1,154,917	1,490
*ITC Properties Group, Ltd. Warrants 06/02/10	4,368,736	5,637
*Lippo, Ltd. Warrants 07/04/11	82,470	4,789
*Man Yue International Holdings, Ltd. Warrants 06/05/09	108,400	140
*Matsunichi Communications Holdings, Ltd. Warrants 08/28/10	191,400	—

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*South China (China), Ltd. Rights 09/06/10	1,124,000	$91,370

TOTAL HONG KONG		107,566

SINGAPORE — (0.0%)
*Compact Metal Industries, Ltd. Rights 08/13/09	192,900	670
*Qian Hu Corp., Ltd. Rights 09/19/10	204,100	15,246

TOTAL SINGAPORE		15,916

TOTAL RIGHTS/WARRANTS		143,406

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $3,065,000 FNMA 5.00%, 06/01/23, valued at $2,609,396) to be repurchased at $2,569,041	$2,569	2,569,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.5%)
§@DFA Short Term Investment Fund LP	102,920,765	102,920,765
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by various corporate obligations, ranging in par value from $374,557 to $155,229,000, rates ranging from 3.977%(r) to 7.000%, maturities ranging from 03/01/18 to 02/01/48, valued at $841,593) to be repurchased at $825,105	$825	825,091

TOTAL SECURITIES LENDING COLLATERAL		103,745,856

TOTAL INVESTMENTS — (100.0%) (Cost $726,977,389)##		$713,376,160

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$558,031	$319,819,466	—	$320,377,497
Hong Kong	998,505	134,835,923	—	135,834,428
Malaysia	—	3,662	—	3,662
New Zealand	—	43,007,910	—	43,007,910
Singapore	1,556,273	105,954,881	—	107,511,154
Preferred Stocks
Australia	—	183,247	—	183,247
Rights/Warrants
Australia	213	19,711	—	19,924
Hong Kong	100,299	7,267	—	107,566
Singapore	15,246	670	—	15,916
Temporary Cash Investments	—	2,569,000	—	2,569,000
Securities Lending Collateral	—	103,745,856	—	103,745,856

TOTAL	$3,228,567	$710,147,593	—	$713,376,160

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value††
COMMON STOCKS — (98.3%)
Consumer Discretionary — (20.3%)
4imprint Group P.L.C.	96,735	$173,513
Aegis Group P.L.C.	3,311,021	4,560,515
Aga Rangemaster Group P.L.C.	288,143	620,905
Arena Leisure P.L.C.	1,372,024	612,272
Bellway P.L.C.	406,536	4,994,277
*Berkeley Group Holdings P.L.C. (The)	320,225	4,420,043
Bloomsbury Publishing P.L.C.	271,841	628,239
#Bovis Homes Group P.L.C.	474,842	3,667,074
Burberry Group P.L.C.	277,987	2,136,545
Caffyns P.L.C.	6,000	36,095
Carpetright P.L.C.	167,232	1,792,458
*Carphone Warehouse Group P.L.C.	359,272	1,078,147
Centaur Media P.L.C.	617,725	398,877
Chime Communications P.L.C.	211,086	423,813
*Chrysalis Group P.L.C.	107,232	111,053
Churchill China P.L.C.	30,000	113,754
Clinton Cards P.L.C.	740,506	331,830
Cosalt P.L.C.	82,921	44,130
Daily Mail & General Trust P.L.C. Series A	590,153	2,946,626
Debenhams P.L.C.	1,504,111	2,231,092
Dignity P.L.C.	255,526	2,608,736
DSG International P.L.C.	9,458,157	4,373,562
Dunelm Group P.L.C.	17,747	82,903
*eaga P.L.C.	140,286	291,361
*Enterprise Inns P.L.C.	339,842	809,707
Euromoney Institutional Investor P.L.C.	327,218	1,243,000
#Findel P.L.C.	377,636	222,795
*Forminster P.L.C.	43,333	2,714
French Connection Group P.L.C.	373,475	278,317
Fuller Smith & Turner P.L.C.	129,026	981,662
Future P.L.C.	1,324,863	420,297
*Galiform P.L.C.	45,000	41,323
Game Group P.L.C.	1,441,697	3,538,457
#*Games Workshop Group P.L.C.	101,889	473,968
*GKN P.L.C.	905,196	1,551,799
Greene King P.L.C.	678,286	4,793,087
Halfords Group P.L.C.	840,460	4,891,771
Haynes Publishing Group P.L.C.	14,703	36,176
Headlam Group P.L.C.	330,383	1,424,632
Henry Boot P.L.C.	426,786	528,620
#HMV Group P.L.C.	1,627,244	2,963,180
Holidaybreak P.L.C.	205,158	891,323
Hornby P.L.C.	154,220	426,816
Huntsworth P.L.C.	795,153	777,209
Inchcape P.L.C.	966,534	444,070
*Informa P.L.C.	1,012,475	4,050,098
*ITV P.L.C.	1,921,216	1,290,494
J.D. Wetherspoon P.L.C.	483,984	3,654,909
JD Sports Fashion P.L.C.	122,850	977,443
JJB Sports P.L.C.	750,992	344,445
John Menzies P.L.C.	244,534	738,743
Kesa Electricals P.L.C.	2,031,662	4,424,649
Ladbrokes P.L.C.	1,188,699	3,483,794
Laura Ashley Holdings P.L.C.	2,806,720	669,039
Lookers P.L.C.	1,263,815	1,151,030
Luminar Group Holdings P.L.C.	260,932	653,396
#Manganese Bronze Holdings P.L.C.	68,818	246,082

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Marston’s P.L.C.	1,192,685	$1,848,571
Millennium and Copthorne Hotels P.L.C.	572,461	2,672,516
*Mitchells & Butlers P.L.C.	130,801	569,033
Mothercare P.L.C.	324,479	2,872,937
N Brown Group P.L.C.	881,741	3,413,936
Pace P.L.C.	747,903	2,695,521
#*PartyGaming P.L.C.	98,960	423,308
Pendragon P.L.C.	2,285,154	1,501,023
*Persimmon P.L.C.	469,979	3,534,988
#Pinewood Shepperton P.L.C.	182,105	452,905
*Rank Group P.L.C.	876,100	1,139,466
*Redrow P.L.C.	626,857	2,005,856
Restaurant Group P.L.C.	732,507	1,953,693
Rightmove P.L.C.	236,332	1,648,471
Smiths News P.L.C.	674,129	1,296,426
*Sportech P.L.C.	329,794	430,183
Sports Direct International P.L.C.	383,193	563,671
St. Ives Group P.L.C.	436,379	340,851
*Stylo P.L.C.	64,096	5,086
*Tandem Group P.L.C. Non-Voting Shares	327,365	—
Ted Baker P.L.C.	161,086	1,004,798
*Topps Tiles P.L.C.	761,166	1,084,403
Trinity Mirror P.L.C.	47,137	64,492
United Business Media P.L.C.	864,643	6,130,601
UTV Media P.L.C.	217,432	231,459
Vitec Group P.L.C. (The)	160,303	750,154
*Wagon P.L.C.	237,979	7,672
WH Smith P.LC.	588,205	4,181,045
Whitbread P.L.C.	136,622	1,977,573
William Hill P.L.C.	1,297,070	3,978,201
Wilmington Group P.L.C.	346,234	700,861
*Yell Group P.L.C.	1,192,528	611,564

Total Consumer Discretionary		137,194,129

Consumer Staples — (4.3%)
A.G. Barr P.L.C.	64,286	1,393,066
Anglo-Eastern Plantations P.L.C.	108,333	618,779
Britvic P.L.C.	567,955	3,234,601
Cranswick P.L.C.	174,592	1,735,760
Dairy Crest Group P.L.C.	520,119	2,858,273
Devro P.L.C.	605,749	1,039,664
*European Home Retail P.L.C.	109,256	—
Greggs P.L.C.	395,967	2,607,809
McBride P.L.C.	781,394	1,908,582
Northern Foods P.L.C.	1,936,149	1,985,157
*Premier Foods P.L.C.	3,586,651	2,315,686
PZ Cussons P.L.C.	1,348,567	5,406,452
R.E.A. Holdings P.L.C.	49,233	350,351
Robert Wiseman Dairies P.L.C.	224,570	1,533,972
Tate & Lyle P.L.C.	151,298	927,937
Thorntons P.L.C.	313,060	458,885
#*Uniq P.L.C.	463,373	222,361
Young & Co.’s Brewery P.L.C.	40,000	266,152
Young & Co.’s Brewery P.L.C. Series A	20,936	160,791

Total Consumer Staples		29,024,278

Energy — (6.6%)
Anglo Pacific Group P.L.C.	426,647	1,211,976
*Dana Petroleum P.L.C.	326,327	7,449,237
*Emerald Energy P.L.C.	214,462	2,234,134
*Fortune Oil P.L.C.	5,889,851	682,817

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Energy — (Continued)
*Hardy Oil & Gas P.L.C.	46,779	$257,564
*Heritage Oil P.L.C.	200,262	1,820,115
Hunting P.L.C.	448,514	3,120,822
James Fisher & Sons P.L.C.	189,802	1,339,309
JKX Oil and Gas P.L.C.	483,996	1,859,176
John Wood Group P.L.C.	433,329	1,930,891
Melrose Resources P.L.C.	346,959	1,754,378
#*Premier Oil P.L.C.	320,409	6,619,115
*Salamander Energy P.L.C.	274,153	914,167
*Soco International P.L.C.	258,739	5,587,739
*UK Coal P.L.C.	573,596	1,125,800
Venture Production P.L.C.	442,513	6,163,687
Wellstream Holdings P.L.C.	114,781	1,043,901

Total Energy		45,114,828

Financials — (14.2%)
Aberdeen Asset Management P.L.C.	2,590,854	5,391,175
Amlin P.L.C.	1,027,564	5,706,557
Arbuthnot Banking Group P.L.C.	67,329	352,225
Ashmore Group P.L.C.	350,441	1,232,866
*BCB Holdings, Ltd.	5,979	12,117
*Beazley P.L.C.	1,047,415	1,791,047
BlueBay Asset Management P.L.C.	154,645	627,087
Brewin Dolphin Holdings P.L.C.	870,024	2,011,609
Brit Insurance Holdings P.L.C.	1,289,236	4,497,310
Capital & Regional P.L.C.	271,596	154,446
Catlin Group, Ltd.	977,375	5,046,475
Charles Stanley Group P.L.C.	123,753	499,760
Charles Taylor Consulting P.L.C.	139,215	441,218
Chesnara P.L.C.	171,258	443,546
Close Brothers Group P.L.C.	481,680	5,560,651
Daejan Holdings P.L.C.	36,248	1,189,048
Development Securities P.L.C.	199,059	952,594
#DTZ Holdings P.L.C.	220,478	248,506
Evolution Group P.L.C.	1,150,083	2,567,562
*F&C Asset Management P.L.C.	554,000	678,388
Friends Provident Group P.L.C.	23,320	27,254
*Full Circle Future, Ltd.	135,600	—
Hansard Global P.L.C.	4,765	11,344
Hardy Underwriting Group P.L.C.	153,854	682,042
Hargreaves Lansdown P.L.C.	353,836	1,278,929
Helical Bar P.L.C.	386,959	2,198,841
#Henderson Group P.L.C.	2,936,019	5,166,150
Hiscox, Ltd.	1,535,730	7,762,046
IG Group Holdings P.L.C.	1,256,927	6,325,103
*Industrial & Commercial Holdings P.L.C.	5,000	125
#Intermediate Capital Group P.L.C.	326,494	1,059,067
International Personal Finance P.L.C.	883,513	1,979,983
*IP Group P.L.C.	250,011	167,299
Jardine Lloyd Thompson Group P.L.C.	663,478	4,798,651
Liontrust Asset Management P.L.C.	129,935	242,157
#*LSL Property Services P.L.C.	131,485	351,708
*MWB Group Holdings P.L.C.	379,622	329,681
Novae Group P.L.C.	234,668	1,159,843
Park Group P.L.C.	166,600	56,935
#Provident Financial P.L.C.	485,695	6,545,764
Quintain Estates & Development P.L.C.	288,516	398,109
Rathbone Brothers P.L.C.	159,131	1,991,631
Rensburg Sheppards P.L.C.	168,448	1,489,189
*Rutland Trust P.L.C.	85,288	95,455
S&U P.L.C.	21,140	112,937

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Financials — (Continued)
Savills P.L.C.	449,406	$2,513,012
*Shellproof, Ltd.	1,156	579
Shore Capital Group P.L.C.	1,193,004	549,380
St. James’s Place P.L.C.	712,044	2,156,074
St. Modwen Properties P.L.C.	674,686	2,285,431
Tullett Prebon P.L.C.	757,461	4,499,065
Unite Group P.L.C.	162,494	342,063

Total Financials		95,980,034

Health Care — (3.5%)
#*Alizyme P.L.C.	660,805	44,154
*Antisoma P.L.C.	2,024,536	991,483
*Ark Therapeutics Group P.L.C.	638,344	511,436
Assura Group, Ltd.	48,153	24,721
*Axis-Shield P.L.C.	223,504	1,288,517
Biocompatibles International P.L.C.	147,081	441,001
Bioquell P.L.C.	90,893	218,652
*BTG P.L.C.	730,460	2,190,498
Care UK P.L.C.	199,792	1,054,360
Consort Medical P.L.C.	116,271	747,548
Corin Group P.L.C.	151,637	167,239
Dechra Pharmaceuticals P.L.C.	201,204	1,462,283
Genetix Group P.L.C.	151,246	152,116
Genus P.L.C.	157,057	1,343,615
Goldshield Group P.L.C.	119,590	678,634
Hikma Pharmaceuticals P.L.C.	430,418	3,129,996
Nestor Healthcare Group P.L.C.	443,850	203,433
*Oxford Biomedica P.L.C.	2,123,042	380,761
*Prostrakan Group P.L.C.	38,359	68,794
*Renovo Group P.L.C.	95,255	41,396
#*SkyePharma P.L.C.	55,765	102,672
*Southern Cross Healthcare, Ltd.	195,059	439,573
SSL International P.L.C.	745,205	7,044,332
*Synergy Health P.L.C.	8,101	67,055
*Vectura Group P.L.C.	1,009,075	1,314,448
*William Ransom & Son P.L.C.	30,000	2,260

Total Health Care		24,110,977

Industrials — (31.6%)
*AEA Technology P.L.C.	539,970	283,034
Aggreko P.L.C.	583,754	5,337,429
Air Partner P.L.C.	37,086	338,140
Alumasc Group P.L.C.	131,547	197,058
Arriva P.L.C.	630,725	4,572,344
Ashtead Group P.L.C.	1,976,882	2,031,248
Atkins WS P.L.C.	425,663	4,526,216
*Autologic Holdings P.L.C.	96,590	50,852
Babcock International Group P.L.C.	853,247	6,709,549
Balfour Beatty P.L.C.	68,723	351,123
BBA Aviation P.L.C.	1,204,134	2,722,873
Bodycote P.L.C.	722,295	1,723,006
Braemar Shipping Services P.L.C.	81,108	440,838
Brammer P.L.C.	185,266	371,745
*British Airways P.L.C.	92,560	218,116
BSS Group P.L.C.	489,152	2,120,719
Business Post Group P.L.C.	198,762	914,004
Camellia P.L.C.	2,437	280,752
Carillion P.L.C.	1,523,518	6,625,233
Carr’s Milling Industries P.L.C.	35,330	257,043
*Carter & Carter Group P.L.C.	122,848	—
Castings P.L.C.	162,757	424,340

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Charter International P.L.C.	626,781	$5,869,202
Chemring Group P.L.C.	128,869	4,365,131
Chloride Group P.L.C.	1,025,093	2,436,979
*Clarkson P.L.C.	68,229	725,391
Communisis P.L.C.	561,133	159,153
Connaught P.L.C.	319,006	2,018,573
Cookson Group P.L.C.	113,126	588,306
Costain Group P.L.C.	1,269,584	583,495
*Danka Business Systems P.L.C.	1,029,605	34,914
Davis Service Group P.L.C.	670,430	3,771,243
De la Rue P.L.C.	387,017	5,383,062
Dewhurst P.L.C.	9,000	34,278
*easyJet P.L.C.	548,462	2,769,270
Eleco P.L.C.	80,000	51,451
Fenner P.L.C.	671,987	1,089,859
Forth Ports P.L.C.	175,092	2,881,193
*Fortress Holdings P.L.C.	120,728	—
Galliford Try P.L.C.	1,434,295	1,321,875
Go-Ahead Group P.L.C.	169,568	3,407,091
Hampson Industries P.L.C.	430,496	452,786
Hays P.L.C.	5,101,389	8,120,264
#Helphire P.L.C.	1,050,597	650,022
Hogg Robinson Group P.L.C.	103,893	39,013
Homeserve P.L.C.	228,007	5,235,314
Hyder Consulting P.L.C.	168,297	421,324
IMI P.L.C.	1,192,232	6,774,098
*Impellam Group P.L.C.	35,258	15,907
Interserve P.L.C.	498,625	1,633,780
Intertek Group P.L.C.	539,854	9,378,757
Invensys P.L.C.	472,034	2,035,351
ITE Group P.L.C.	1,190,261	1,914,009
J. Smart & Co. (Contractors) P.L.C.	22,500	121,328
Keller Group P.L.C.	272,633	2,912,862
Kier Group P.L.C.	141,688	2,147,440
Latchways P.L.C.	41,288	399,811
Lavendon Group P.L.C.	175,529	422,469
Lincat Group P.L.C.	14,452	98,864
Low & Bonar P.L.C.	763,541	417,106
Management Consulting Group P.L.C.	1,026,246	411,386
Meggitt P.L.C.	1,481,239	4,448,107
Melrose P.L.C.	944,503	1,817,406
Michael Page International P.L.C.	1,235,568	6,229,220
Mitie Group P.L.C.	1,208,230	4,784,663
*MJ Gleeson Group P.L.C.	195,875	230,061
Morgan Crucible Co. P.L.C.	1,158,902	2,493,464
Morgan Sindall P.L.C.	161,485	1,670,013
Mouchel Group P.L.C.	469,006	1,247,024
MS International P.L.C.	50,000	174,655
National Express Group P.L.C.	487,807	2,753,005
#Northgate P.L.C.	285,327	59,661
PayPoint P.L.C.	87,747	718,389
PV Crystalox Solar P.L.C.	597,857	814,003
Qinetiq P.L.C.	2,172,472	4,901,491
Regus P.L.C.	3,224,833	3,757,316
*Renold P.L.C.	250,995	93,677
*Rentokil Initial P.L.C.	1,708,492	2,769,318
Ricardo P.L.C.	222,000	838,121
*Richmond Oil & Gas P.L.C.	220,000	—
Robert Walters P.L.C.	392,488	983,184
ROK P.L.C.	723,316	603,387
RPS Group P.L.C.	788,615	2,517,089

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
*Scott Wilson Group P.L.C.	51,118	$53,751
Senior P.L.C.	1,671,692	1,125,005
Severfield-Rowen P.L.C.	351,952	1,036,420
Shanks Group P.L.C.	1,642,693	2,112,694
SIG P.L.C.	1,233,586	2,507,567
Speedy Hire P.L.C.	178,122	104,130
Spirax-Sarco Engineering P.L.C.	304,500	4,671,081
Spring Group P.L.C.	596,238	368,584
Stagecoach Group P.L.C.	650,806	1,474,039
Sthree P.L.C.	269,551	962,176
#T. Clarke P.L.C.	148,717	285,067
Tarsus Group P.L.C.	212,372	353,583
Tomkins P.L.C.	3,177,919	9,414,937
Travis Perkins P.L.C.	410,292	5,583,731
Tribal Group P.L.C.	132,810	175,240
Trifast P.L.C.	359,985	151,961
Ultra Electronics Holdings P.L.C.	267,145	5,092,082
Umeco P.L.C.	196,406	666,094
#*Volex Group P.L.C.	241,088	274,049
Vp P.L.C.	167,463	452,927
VT Group P.L.C.	677,021	5,316,154
Weir Group P.L.C. (The)	346,928	3,168,233
White Young Green P.L.C.	128,318	50,431
Wincanton P.L.C.	479,763	1,499,250
WSP Group P.L.C.	262,651	1,202,045
XP Power, Ltd.	73,546	273,414

Total Industrials		213,865,918

Information Technology — (13.0%)
Acal P.L.C.	104,729	199,546
*Alphameric P.L.C.	127,141	59,447
*Alterian P.L.C.	179,139	448,710
Anite P.L.C.	1,166,924	520,901
ARM Holdings P.L.C.	4,708,219	9,928,203
Aveva Group P.L.C.	275,408	3,721,653
Computacenter P.L.C.	423,790	1,559,273
#*CSR P.L.C.	342,508	2,443,411
Dialight P.L.C.	111,362	308,984
Dicom Group P.L.C.	317,667	783,180
Dimension Data Holdings P.L.C.	5,615,130	5,651,923
Diploma P.L.C.	459,990	1,048,000
Domino Printing Sciences P.L.C.	456,398	1,847,440
E2V Technologies P.L.C.	247,588	215,322
Electrocomponents P.L.C.	1,576,293	3,913,401
Fidessa Group P.L.C.	130,344	2,629,491
*Gresham Computing P.L.C.	204,631	154,034
Halma P.L.C.	1,486,473	4,744,706
*Imagination Technologies Group P.L.C.	882,944	2,467,648
Innovation Group P.L.C.	2,537,718	444,252
*Intec Telecom Systems P.L.C.	1,201,847	1,766,513
Kewill P.L.C.	368,863	480,733
Laird P.L.C.	697,371	2,022,102
Logica P.L.C.	2,944,148	4,983,407
Micro Focus International P.L.C.	452,097	3,049,912
Misys P.L.C.	1,982,492	6,006,832
Morse P.L.C.	367,208	189,725
Oxford Instruments P.L.C.	193,856	510,995
Phoenix IT Group, Ltd.	197,369	717,600
Premier Farnell P.L.C.	1,379,926	3,303,943
Psion P.L.C.	499,513	554,677
Raymarine P.L.C.	249,080	51,511

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
Renishaw P.L.C.	184,971	$1,252,654
RM P.L.C.	363,499	1,002,659
*RMS Communications P.L.C.	15,000	—
Rotork P.L.C.	352,833	5,255,202
*Scipher P.L.C.	34,563	650
*SDL P.L.C.	333,680	1,993,650
Spectris P.L.C.	499,879	4,652,394
Spirent Communications P.L.C.	2,766,948	3,236,834
TT electronics P.L.C.	595,193	407,492
Vislink P.L.C.	588,460	260,702
*Wolfson Microelectronics P.L.C.	493,841	1,041,269
Xaar P.L.C.	220,887	345,034
Xchanging P.L.C.	541,322	1,737,093

Total Information Technology		87,913,108

Materials — (3.7%)
British Polythene Industries P.L.C.	102,332	314,423
Carclo P.L.C.	214,230	362,536
Croda International P.L.C.	484,717	4,671,578
Delta P.L.C.	591,338	1,234,973
DS Smith P.L.C.	1,591,931	2,001,118
Elementis P.L.C.	1,858,096	976,811
Filtrona P.L.C.	704,266	1,520,308
*Gem Diamonds, Ltd.	3,895	12,801
Hill & Smith Holdings P.L.C.	275,101	1,103,406
Hochschild Mining P.L.C.	194,546	811,904
*Inveresk P.L.C.	125,000	3,341
Marshalls P.L.C.	658,597	1,075,917
Mondi P.L.C.	855,031	3,785,892
*Peter Hambro Mining P.L.C.	81,389	889,230
Porvair P.L.C.	158,128	183,510
RPC Group P.L.C.	404,286	1,509,826
Victrex P.L.C.	321,880	3,501,969
Yule Catto & Co. P.L.C.	505,169	970,071
Zotefoams P.L.C.	96,852	91,529

Total Materials		25,021,143

Telecommunication Services — (0.7%)
*COLT Telecom Group SA	1,213,428	2,257,223
Kcom Group P.L.C.	2,504,455	1,203,322
Telecom Plus P.L.C.	257,500	1,209,474

Total Telecommunication Services		4,670,019

Utilities — (0.4%)
Dee Valley Group P.L.C.	12,109	170,049
Drax Group P.L.C.	81,042	542,078
Hydro International P.L.C.	27,669	44,825
Northumbrian Water Group P.L.C.	506,401	1,975,702
Pennon Group P.L.C.	10,772	82,153

Total Utilities		2,814,807

TOTAL COMMON STOCKS		665,709,241

RIGHTS/WARRANTS — (0.2%)
*Development Securities P.L.C. Rights 2009	123,729	591,115
*Findel P.L.C. Rights 08/10/09	906,326	230,881
*Northgate P.L.C. Rights 08/11/09	2,853,270	262,144
*SFI Holdings, Ltd. Litigation Certificate	26,713	—
*Ultraframe Litigation Notes	319,285	—

TOTAL RIGHTS/WARRANTS		1,084,140

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $130,000 FNMA 5.00%, 06/01/23, valued at $110,676) to be repurchased at $106,002	$106	$106,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (1.5%)
§@DFA Short Term Investment Fund LP	6,472,278	$6,472,278
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by various corporate obligations, ranging in par value from $374,557 to $155,229,000, rates ranging from 3.977%(r) to 7.000%, maturities ranging from 03/01/18 to 02/01/48, valued at $3,585,233) to be repurchased at $3,514,993	$3,515	3,514,934

TOTAL SECURITIES LENDING COLLATERAL		9,987,212

TOTAL INVESTMENTS — (100.0%) (Cost $802,836,013)##		$676,886,593

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$137,194,129	—	$137,194,129
Consumer Staples	—	29,024,278	—	29,024,278
Energy	—	45,114,828	—	45,114,828
Financials	—	95,980,034	—	95,980,034
Health Care	—	24,110,977	—	24,110,977
Industrials	$34,278	213,831,640	—	213,865,918
Information Technology	—	87,913,108	—	87,913,108
Materials	—	25,021,143	—	25,021,143
Telecommunication Services	—	4,670,019	—	4,670,019
Utilities	—	2,814,807	—	2,814,807
Rights/Warrants	262,144	821,996	—	1,084,140
Temporary Cash Investments	—	106,000	—	106,000
Securities Lending Collateral	—	9,987,212	—	9,987,212

TOTAL	$296,422	$676,590,171	—	$676,886,593

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value††
COMMON STOCKS — (86.5%)
AUSTRIA — (2.6%)
Agrana Beteiligungs AG	16,794	$1,273,460
Andritz AG	116,739	5,122,505
*A-TEC Industries AG	21,828	283,513
Austria Email AG	715	4,654
*Austrian Airlines AG	130,038	794,203
BKS Bank AG	3,120	78,266
#*BWIN Interactive Entertainment AG	79,165	3,245,447
BWT AG	27,601	566,760
#*CA Immobilien Anlagen AG	130,641	1,134,111
*Christ Water Techology AG	24,819	86,594
Constantia Packaging AG	18,095	680,485
*Conwert Immobilien Invest AG	48,984	439,529
EVN AG	36,696	613,134
*Eybl International AG	16,503	18,582
#Flughafen Wien AG	39,948	1,547,075
*Frauenthal Holding AG	12,084	103,718
#*Intercell AG	104,732	3,841,495
Josef Manner & Co. AG	870	55,087
Lenzing AG	4,701	1,188,167
Mayr-Melnhof Karton AG	33,664	3,158,219
Oberbank AG	35,740	2,200,843
#Oesterreichischen Post AG	98,332	3,015,504
#Palfinger AG	45,976	778,390
#*RHI AG	93,231	1,975,284
Rosenbauer International AG	11,816	457,449
*S&T System Integration & Technology Distribution AG	6,404	76,487
Schoeller-Bleckmann Oilfield Equipment AG	32,197	1,148,008
#*Sparkassen Immobilien AG	58,185	352,660
Strabag SE	95,319	2,321,459
UBM Realitaetenentwicklung AG	1,440	55,528
#Uniqa Versicherungen AG	157,096	3,003,606
Voestalpine AG	65,130	1,806,700
*Warimpex Finanz und Beteiligungs AG	3,832	11,488
Wolford AG	11,165	127,763
*Zumtobel AG	76,175	819,574

TOTAL AUSTRIA		42,385,747

BELGIUM — (3.5%)
Ackermans & van Haaren NV	81,854	5,732,382
*Agfa Gevaert NV	368,855	1,140,383
Banque Nationale de Belgique	952	3,422,720
*Barco NV	53,143	2,359,074
Bekaert SA	56,746	7,070,057
Co.Br.Ha Societe Commerciale de Brasserie SA	115	231,439
Compagnie d’Entreprises CFE	40,394	1,798,100
*Compagnie du Bois Sauvage SA	87	11
Compagnie Immobiliere de Belgique SA	10,535	300,164
#Compagnie Maritime Belge SA	61,365	1,991,689
#*Deceuninck NV	61,853	179,442
*Devgen	219	2,310
D’Ieteren SA NV	12,852	2,777,875
Duvel Moorgat SA	8,904	519,827
Econocom Group SA	65,485	689,252
Elia System Operator SA NV	112,393	4,230,523
Euronav SA	86,793	1,718,404
EVS Broadcast Equipment SA	13,059	757,370

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
BELGIUM — (Continued)
Exmar NV	76,531	$1,123,067
Floridienne SA	2,033	268,300
Henex	7,487	364,317
Image Recognition Integrated Systems (I.R.I.S.)	6,284	447,107
*International Brachtherapy SA	35,773	192,604
Ion Beam Applications SA	67,020	620,072
Jensen-Group NV	12,030	92,840
Kinepolis Group NV	4,534	147,414
Lotus Bakeries SA	1,361	555,898
#Melexis NV	88,696	647,687
*Nyrstar NV	34,447	300,911
Omega Pharma SA	83,442	2,627,064
*Picanol	16,620	46,881
#*RealDolmen NV	6,066	141,964
Recticel SA	52,387	270,115
*Resilux	4,095	203,725
Rosier SA	655	260,069
*Roularta Media Group NV	3,344	67,060
SAPEC SA (4775951)	3,531	394,704
*SAPEC SA (5389544)	75	398
Sioen Industries NV	52,140	282,841
*Sipef NV	24,100	1,105,346
*Spector Photo Group SA	11,235	13,927
*Systemat-Datarelay SA	26,232	169,848
#*Telenet Group Holding NV	148,890	3,416,105
Ter Beke NV	2,281	139,601
Tessenderlo Chemie NV	90,268	3,170,754
Umicore	129,634	3,384,754
Unibra SA	1,600	319,836
Van De Velde NV	27,632	1,098,601
*VPK Packaging Group SA	13,057	345,998

TOTAL BELGIUM		57,140,830

DENMARK — (2.3%)
*Aarhus Lokalbank A.S.	8,030	85,650
*Aktieselskabet Roskilde Bank A.S.	32,685	2,190
*Aktieselskabet Skjern Bank A.S.	3,276	100,297
#Alk-Abello A.S.	14,179	1,087,939
*Alm. Brand A.S.	27,560	530,441
#*Amagerbanken A.S.	32,395	332,281
Ambu A.S.	22,100	409,690
Arkil Holdings A.S. Series B	780	116,984
Auriga Industries A.S. Series B	46,057	890,383
Bang & Olufsen Holdings A.S.	91,461	765,876
*Bavarian Nordic A.S.	17,176	764,294
#BoConcept Holding A.S.	5,650	80,753
*Brodrene Hartmann A.S. Series B	11,730	162,390
*Brondbyernes IF Fodbold A.S. Series B	15,450	99,995
D/S Norden A.S.	42,111	1,502,952
*Dalhoff, Larson & Horneman A.S. Series B	32,000	141,083
*Dantherm Holding A.S.	13,100	67,638
*DFDS A.S.	11,236	537,556
*DiBa Bank A.S.	2,300	32,161
*Djursland Bank A.S.	8,970	283,641
East Asiatic Co., Ltd. A.S.	52,687	1,937,582
F.E. Bording A.S.	600	65,286
*Fionia Holding A.S.	17,880	109,511
Fluegger A.S. Series B	4,198	204,514
*GN Store Nord A.S.	517,039	2,486,635
*GPV Industi A.S.	2,200	12,632
#*Greentech Energy Systems A.S.	39,400	200,084

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
DENMARK — (Continued)
*Gronlandsbanken	768	$56,551
*H&H International A.S. Series B	1,920	109,956
Harboes Bryggeri A.S.	10,250	234,444
Hojgaard Holding A.S. Series B	2,750	80,795
IC Companys A.S.	33,305	649,826
*Incentive A.S.	3,575	12,659
Jeudan A.S.	2,516	206,757
*Jyske Bank A.S.	55,009	2,027,315
*Lan & Spar Bank A.S.	5,150	275,515
*Lastas A.S. Series B	11,200	98,377
*Lollands Bank A.S.	750	25,191
*Maconomy Corp. A.S.	7,833	9,358
#*Mols-Linien A.S.	27,490	328,207
#*NeuroSearch A.S.	42,054	926,765
#*NKT Holding A.S.	55,737	2,125,598
*Nordjyske Bank A.S.	17,600	411,096
*Norresundby Bank A.S.	7,350	217,049
*Ostjydsk Bank A.S.	2,554	157,191
*Parken Sport & Entertainment A.S.	8,234	866,869
Per Aarsleff A.S. Series B	5,975	690,829
#*Ringkjoebing Landbobank A.S.	14,890	1,470,646
Roblon A.S. Series B	540	60,475
Rockwool International A.S.	3,021	235,781
*Royal Unibrew A.S.	12,465	231,923
*RTX Telecom A.S.	303	462
*Salling Bank A.S.	910	71,779
*Sanistal A.S. Series B	4,051	66,929
Satair A.S.	8,525	223,284
Schouw & Co. A.S.	70,768	1,227,086
SimCorp A.S.	16,263	2,795,034
*Sjaelso Gruppen A.S.	25,373	109,540
*SKAKO Industries A.S.	5,130	49,696
Solar Holdings A.S. Series B	3,694	148,523
*Sondagsavisen A.S.	36,665	173,126
*Spar Nord Bank A.S.	115,369	1,231,211
*Sparbank	10,930	219,119
*Sparekassen Faaborg A.S.	1,972	310,927
*Sydbank A.S.	140,905	3,550,097
Thrane & Thrane A.S.	9,883	288,924
Tivoli A.S.	969	615,116
*TK Development A.S.	91,681	436,315
*TopoTarget A.S.	51,469	24,777
#Torm A.S.	69,423	704,128
*Vestfyns Bank A.S.	680	66,662
*Vestjysk Bank A.S.	24,162	431,507

TOTAL DENMARK		37,263,853

FINLAND — (6.9%)
#Ahlstrom Oyj	4,420	52,599
#*Aldata Solutions Oyj	194,535	124,846
#Alma Media Oyj	278,483	2,167,691
*Amanda Capital Oyj	67,120	162,499
#Amer Sports Oyj Series A	307,264	2,966,674
Aspo Oyj	68,141	583,358
Atria P.L.C.	2,584	39,691
Bank of Aland P.L.C.	17,663	563,944
BasWare Oyj	34,550	504,655
*Biotie Therapies Corp.	265,590	136,093
Cargotec Oyj Series B	109,737	2,058,683
Componenta Oyj	34,400	207,583
Comptel P.L.C.	324,863	315,156

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FINLAND — (Continued)
#Cramo Oyj	104,189	$1,174,237
Digia P.L.C.	55,020	193,614
Efore Oyj	114,965	131,180
#Elisa Oyj	276,614	5,077,921
Etteplan Oyj	62,600	261,646
*Finnair Oyj	186,376	1,116,235
*Finnlines Oyj	124,907	1,203,721
Fiskars Oyj Abp Series A	181,663	2,269,065
F-Secure Oyj	447,078	1,657,402
*GeoSentric Oyj	244,900	13,992
#Glaston Oyj Abp	131,940	205,064
HKScan Oyj Series A	72,398	912,262
Huhtamaki Oyj	338,637	3,828,732
Ilkka-Yhtyma Oyj	34,432	353,347
KCI Konecranes Oyj	243,819	6,654,513
#Kemira Oyj	248,868	3,191,719
Kesko Oyj	138,078	3,644,012
Laennen Tehtaat Oyj	18,920	331,703
Lassila & Tikanoja Oyj	117,954	2,521,685
Lemminkainen Oyj	13,072	430,912
*Metso Corp. Oyj	206,460	4,355,878
*M-Real Oyj Series B	3,798,185	3,140,350
Neomarkka Oyj	16,652	137,843
#Nokian Renkaat Oyj	325,926	6,902,345
Nordic Aluminium Oyj	10,440	193,452
Okmetic Oyj	54,904	226,314
Olvi Oyj Series A	31,354	779,175
Oriola-KD Oyj Class A	26,000	121,158
Oriola-KD Oyj Class B	94,866	443,305
Orion Oyj Series A	96,540	1,716,798
#Orion Oyj Series B	253,721	4,449,928
Outokumpu Oyj Series A	188,979	3,707,682
Outotec Oyj	36,018	854,406
PKC Group Oyj	48,390	281,575
#Pohjola Bank P.L.C.	372,375	3,860,237
*Ponsse Oyj	22,814	145,854
Poyry Oyj	180,742	2,573,611
Raisio P.L.C.	462,617	1,372,893
*Ramirent Oyj	299,709	2,415,857
Rapala VMC Oyj	113,258	661,690
Rautaruukki Oyj Series K	136,195	2,948,016
Raute Oyj Series A	10,390	106,354
Ruukki Group Oyj	303,857	740,919
#Sanoma Oyj	162,312	2,789,467
Scanfil Oyj	123,479	355,875
#*Sponda Oyj	159,511	461,630
Stockmann Oyj Abp Series A	43,914	956,216
#Stockmann Oyj Abp Series B	99,920	2,126,373
Talentum Oyj	129,629	312,869
Tecnomen Lifetree Oyj	2,061	3,056
Teleste Oyj	53,559	275,560
Tieto Oyj	277,638	4,757,750
Trainers’ House P.L.C.	107,200	90,253
Tulikivi Oyj	79,440	107,757
Turkistuottajat Oyj	8,490	96,839
#Uponor Oyj Series A	206,241	2,815,788
Vacon Oyj	43,052	1,656,925
#Vaisala Oyj Series A	39,132	1,402,127
Viking Line Abp	10,400	452,874
#Wartsila Corp. Oyj Series B	137,408	4,920,927

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FINLAND — (Continued)
#YIT Oyj	120,526	$1,583,437

TOTAL FINLAND		112,357,797

FRANCE — (12.2%)
Akka Technologies SA	6,050	89,278
Ales Groupe SA	32,639	450,990
#*ALTEN	60,626	1,175,649
*Altran Technologies SA	343,804	1,013,313
#April Group SA	70,844	2,742,405
Arkema	199,362	5,723,354
Assystem	52,519	472,427
*Atos Origin SA	143,571	6,547,144
Aubay	10,285	47,696
Audika SA	21,857	586,900
*Axorys SA	11,700	—
*Baccarat SA	1,090	150,354
Banque Tarneaud SA	1,430	166,674
#Beneteau SA	176,815	2,434,189
*Bigben Interactive	7,762	71,868
bioMerieux SA	18,707	1,818,574
Boiron SA	25,156	869,844
Boizel Chanoine Champagne SA	6,006	293,787
Bonduelle SCA	12,784	1,082,091
*Bongrain SA	14,661	884,346
#Bourbon SA	162,223	6,818,279
#*Bull SA	289,386	1,061,523
Burelle SA	3,914	334,658
*Cafom SA	5,092	51,579
Canal Plus SA	272,646	1,869,812
Carbone Lorraine SA	56,403	1,650,707
#CBo Territoria	28,320	102,957
*Cegedim SA	11,176	848,060
*Cesar SA	9,019	7,187
*Club Mediterranee SA	60,303	879,078
#*Compagnie Generale de Geophysique-Veritas SA	202,546	4,108,452
Compagnie Industrielle et Financiere D’Entreprises	1,200	69,324
*Compagnie International Andre Trigano SA	983	85,174
*CS Communication & Systemes	7,938	98,371
Damartex SA	21,236	362,361
#Delachaux SA	27,616	1,789,154
Derichebourg	562,064	1,649,424
*Dollfus Mieg & Cie SA	54,239	—
*Dynaction SA	14,655	149,226
EDF Energies Nouvelles SA	27,785	1,390,416
Electricite de Strasbourg	22,706	3,226,828
Esso S.A.F.	8,945	1,049,685
Establissements Maurel et Prom	305,061	5,284,460
Euler Hermes SA	36,906	2,178,405
*Euro Disney SCA (4320878)	89	15
#*Euro Disney SCA (B29QD14)	48,370	228,839
Exel Industries SA	10,841	386,843
*Explosifs et de Produits Chimiques	524	177,315
#*Faurecia SA	26,758	328,526
#Fimalac SA	29,963	1,584,743
Fleury Michon SA	4,694	194,148
Francois Freres (Tonnellerie) SA	3,839	150,332
Gascogne SA	6,907	225,905
Gaumont SA	14,184	787,484
#*GECI International	63,334	269,470
*Gemalto NV	161,967	6,050,850
Gevelot SA	3,584	115,294

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FRANCE — (Continued)
GFI Informatique SA	122,870	$474,531
Gifi SA	7,360	368,880
*Ginger (Groupe Ingenierie Europe)	10,523	160,785
*GL Events SA	7,882	135,577
GPE Groupe Pizzorno	5,200	122,409
Grands Moulins de Strasbourg	110	58,088
*Groupe Ares	21,994	9,404
Groupe Crit SA	24,673	498,873
#*Groupe Eurotunnel SA	186,644	1,106,891
#*Groupe Flo SA	22,019	94,219
*Groupe Go Sport SA	2,740	49,907
Groupe Gorge	18,510	178,205
Groupe Guillin SA	1,200	67,473
Groupe Open SA	27,590	212,500
#Groupe Steria SCA	66,183	1,598,041
Guerbet SA	5,824	886,350
Guyenne et Gascogne SA	25,246	2,533,260
#*Haulotte Group SA	55,825	439,406
Havas SA	1,165,955	3,392,660
Idsud SA	2,227	92,867
*Imerys SA	39,232	2,089,936
Ingenico SA	103,297	2,163,053
Ipsen SA	22,044	1,014,472
Ipsos SA	83,610	2,181,113
#*JC Decaux SA	51,262	1,055,952
#Kaufman et Broad SA	2,387	49,861
*Korian SA	5,455	132,272
Laurent-Perrier SA	11,820	784,595
*Lectra SA	83,499	261,431
Lisi SA	16,055	777,404
#*LVL Medical Groupe SA	24,346	474,368
M6 Metropole Television	148,116	2,958,098
Maisons France Confort	1,726	57,540
#*Manitou BF SA	46,880	622,021
Manutan International SA	13,517	712,842
*MGI Coutier SA	2,753	36,590
Mr. Bricolage SA	23,846	405,385
#Naturex	8,691	309,961
Neopost SA	61,086	5,202,537
Nexans SA	92,377	6,216,108
Nexity	18,755	646,191
Norbert Dentressangle	12,330	660,431
*Oeneo	102,487	157,774
#*Orpea SA	97,899	4,648,216
*Osiatis	1,400	4,313
#PagesJaunes SA	176,681	1,904,059
Paris Orleans et Cie SA	2,660	68,219
Pierre & Vacances	15,567	1,105,379
Plastic Omnium SA	29,952	578,351
Plastivaloire SA	4,552	83,190
PSB Industries SA	8,438	167,899
Radiall SA	4,805	253,291
Rallye SA	77,113	2,265,692
*Recylex SA	35,449	364,247
#Remy Cointreau SA	74,447	2,946,204
*Rexel SA	234,965	2,579,051
*Rhodia SA	224,856	2,448,972
Robertet SA	3,167	356,446
*Rougier SA	6,120	227,192
#Rubis SA	32,177	2,617,863
#*S.T. Dupont SA	39,440	9,561

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FRANCE — (Continued)
*Sa des Ciments Vicat	158	$10,077
Sabeton SA	13,500	207,774
#Saft Groupe SA	42,327	1,654,085
SAMSE SA	8,545	663,399
SCOR SE	123,181	2,958,845
SEB SA	88,673	4,231,602
Sechilienne SA	56,503	2,175,699
Securidev SA	2,500	60,403
*SeLoger.com	7,108	228,416
Signaux Girod SA	894	66,065
Societe BIC SA	84,787	5,086,369
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	46,150	3,080,553
Societe Pour l’Informatique Industrielle SA	40,908	229,957
#Societe Television Francaise 1	171,170	2,642,423
*Soitec SA	107,280	939,443
*Solving Efeso International SA	2,012	4,888
Somfy SA	21,848	4,077,080
Sopra Group SA	22,982	988,446
*Sperian Protection	18,519	1,128,553
Stallergenes SA	32,698	2,329,326
STEF-TFE	28,838	1,336,527
Sucriere de Pithiviers Le Vieil	1,745	1,476,277
Synergie SA	32,941	675,947
Teleperformance SA	158,000	5,001,380
Tessi SA	5,050	299,859
*Theolia SA	86,282	454,089
#*Thomson	1,013,751	1,352,263
Toupargel Groupe	75	1,535
*UbiSoft Entertainment SA	196,028	3,347,866
Union Financiere de France Banque SA	15,895	556,045
#*Valeo SA	232,962	6,173,061
Viel et Compagnie	158,130	684,798
Vilmorin et Cie SA	18,821	1,842,295
Virbac SA	16,251	1,482,908
VM Materiaux SA	6,914	419,725
Vranken Pommery Monopole	9,594	378,735
#Wendel	12,564	499,686
#Zodiac Aerospace	105,911	4,091,753
Zueblin Immobiliere France SA	1,285	6,223

TOTAL FRANCE		199,108,548

GERMANY — (13.7%)
A.S. Creation Tapeton AG	6,853	214,233
*AAP Implantate AG	47,250	84,261
*Aareal Bank AG	678,405	9,623,550
*Abwicklungsellschaft Roesch AG	7,300	542
ADCapital AG	33,040	277,833
*Adlink Internet Media AG	69,691	398,664
Agrob AG	5,800	57,064
#Aixtron AG	259,027	4,220,885
*Aligna AG	324,899	430,434
Amadeus Fire AG	16,192	278,745
Andreae-Noris Zahn AG	26,412	885,551
Augusta Technologie AG	26,396	306,001
#Aurubis AG	150,696	5,213,685
*Axel Springer AG	877	80,038
*Baader Bank AG	138,248	483,649
#Bauer AG	4,607	165,811
Bechtle AG	39,024	760,024
Bertrandt AG	22,607	450,536
*Beta Systems Software AG	8,550	40,192

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Bilfinger Berger AG	130,384	$6,859,272
*Biolitec AG	26,843	186,260
Biotest AG	21,560	1,295,322
*BKN International AG	35,508	21,707
BMP AG	45,099	58,509
#*Borussia Dortmund GmbH & Co. KGaA	208,512	309,679
*Business Media China AG	15,212	9,572
Carl Zeiss Meditec AG	36,394	510,666
*CENTROTEC Sustainable AG	41,054	476,180
#*Centrotherm Photovoltaics AG	5,094	262,706
Cewe Color Holding AG	13,917	490,962
Comdirect Bank AG	131,903	1,127,845
#*Constantin Medien AG	171,082	449,140
*CropEnergies AG	6,700	26,332
CTS Eventim AG	51,845	2,149,118
#Curanum AG	83,165	334,095
D. Logistics AG	113,203	193,527
DAB Bank AG	130,043	551,004
Data Modul AG	10,414	123,490
Demag Cranes AG	14,647	363,251
*Deutsche Euroshop AG	87,386	2,642,487
*Deutsche Wohnen AG	22,235	342,541
*Deutz AG	249,610	1,207,442
*Dierig Holding AG	10,500	110,627
#Douglas Holding AG	100,341	3,988,165
Dr. Hoenle AG	14,858	106,701
*Drillisch AG	92,184	409,334
Duerr AG	37,719	554,268
DVB Bank SE	173,470	6,174,521
Elexis AG	32,938	402,106
*Elmos Semiconductor AG	34,592	162,980
#ElreingKlinger AG	18,000	344,551
Erlus AG	297	103,711
*Euwax AG	17,978	1,255,270
#*Evotec AG	1,304,659	2,429,758
Fielmann AG	56,670	3,767,419
#*Freenet AG	225,238	2,762,922
Fuchs Petrolub AG	29,856	1,754,341
GBW AG	28,417	546,785
GEA Group AG	173,140	2,828,135
Gerresheimer AG	25,353	564,153
Gerry Weber International AG	42,943	1,102,265
Gesco AG	9,182	485,177
#GFK SE	75,456	1,717,899
GFT Technologies AG	66,050	194,238
Gildemeister AG	43,990	471,210
*Grammer AG	5,985	53,693
Grenkeleasing AG	31,484	1,131,726
Hamborner AG	63,000	691,729
Hamburger Hafen und Logistik AG	31,666	1,450,691
*Hansa Group AG	146,815	204,690
Hawesko Holding AG	19,463	503,944
Hochtief AG	30,167	1,806,719
#IDS Scheer AG	10,372	220,833
*IKB Deutsche Industriebank AG	21,843	17,935
Indus Holding AG	40,147	568,530
#*Infineon Technologies AG	1,305,002	5,317,685
Innovation in Traffic Systems AG	23,949	283,087
*Integralis AG	28,950	275,612
#INTERSEROH SE	22,142	1,343,220
#*Intershop Communications AG	58,426	151,071

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Isra Vision Systems AG	10,917	$169,478
*IVG Immobilien AG	530,609	3,692,346
*Jenoptik AG	153,250	741,855
*Kampa AG	35,505	12,155
#*Kizoo AG	33,967	274,115
Kontron AG	176,510	2,035,872
Krones AG	72,622	2,808,948
KSB AG	4,390	2,093,316
#*Kuka AG	83,226	1,238,575
KWS Saat AG	18,319	3,102,264
Lanxess AG	218,704	6,346,458
Leifheit AG	12,500	158,102
#Leoni AG	112,502	2,183,664
Loewe AG	25,187	307,275
*Manz Automation AG	553	39,267
*Marbert AG	1,360	5,589
#*MasterFlex AG	10,531	57,611
#*Maxdata Computer AG	94,120	11,268
Mediclin AG	119,554	527,848
#*Medigene AG	87,499	579,226
#Medion AG	81,672	930,715
Mensch und Maschine Software AG	27,532	143,830
#MLP AG	213,752	2,891,295
*Mologen AG	22,062	224,223
*Morphosys AG	57,456	1,334,997
MTU Aero Engines Holding AG	163,223	5,934,715
Muehlbauer Holding AG & Co.	14,905	377,598
#MVV Energie AG	114,815	5,078,060
#*Nemetschek AG	23,340	433,220
*Nexus AG	33,813	133,163
#*Nordex AG	104,915	1,691,196
*November AG	32,224	16,489
OHB Technology AG	37,069	425,167
Oldenburgische Landesbank AG	4,234	277,577
P&I Personal & Informatik AG	17,889	420,961
Pfeiffer Vacuum Technology AG	30,723	2,267,532
#*Pfleiderer AG	166,950	1,396,218
#*PNE Wind AG	162,926	444,090
*Premiere AG	325,836	1,338,581
Progress-Werk Oberkirch AG	6,250	154,944
*PSI AG fuer Produkte und Systeme der Informationstechnologie	28,359	363,352
Puma AG Rudolf Dassler Sport	2,479	630,498
*PVA TePla AG	51,882	232,671
#*QIAGEN NV	327,193	6,197,497
*QSC AG	287,340	773,521
R. Stahl AG	14,410	311,187
#Rational AG	14,646	1,771,623
REALTECH AG	13,541	117,398
Renk AG	18,838	1,186,265
#*Repower Systems AG	5,723	918,987
Rheinmetall AG	107,359	5,285,840
#Rhoen-Klinikum AG	379,608	8,691,761
Ruecker AG	21,675	143,594
Sartorius AG	31,248	631,647
*Sektkellerei Schloss Wachenheim AG	14,520	118,245
*SER Systems AG	9,400	200
#*SGL Carbon SE	217,830	7,134,260
*Sinner AG	2,660	62,569
*Sixt AG	37,202	885,927
SM Wirtschaftsberatungs AG	18,841	142,354
Software AG	70,053	5,239,868

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
#*Solar Millennium AG	34,471	$1,191,882
#Solarworld AG	86,231	2,081,138
#*Solon SE	18,438	266,533
Stada Arzneimittel AG	173,213	4,199,344
STINAG Stuttgarter Invest AG	35,003	858,665
*Stoehr & Co. AG	11,000	49,745
Stratec Biomedical Systems AG	26,506	717,636
Sued-Chemie AG	28,301	3,279,833
Suedzucker AG	70,259	1,489,533
*Suess Microtec AG	59,969	251,465
Symrise AG	164,574	2,616,385
Syzygy AG	30,656	140,849
Takkt AG	126,507	1,540,325
*TDS Informationstechnologie AG	89,063	496,186
Telegate AG	20,500	243,437
Tognum AG	82,026	1,142,107
#*Tomorrow Focus AG	101,081	410,545
#*TUI AG	170,025	1,102,874
Umweltbank AG	17,805	349,660
#*United Internet AG	163,346	2,073,645
#VBH Holding AG	9,415	53,710
*Versatel AG	12,209	112,844
Vossloh AG	35,932	4,177,692
*Wanderer-Werke AG	7,903	14,184
Wincor Nixdorf AG	112,151	5,968,714
Wirecard AG	255,878	2,806,228
Wuerttembergische Lebensversicherung AG	27,308	656,568
Wuerttembergische Metallwarenfabrik AG	29,451	837,697
*Zhongde Waste Technology AG	2,018	37,894

TOTAL GERMANY		222,526,891

GREECE — (3.6%)
*Aegean Airlines S.A.	5,252	31,578
*Agricultural Bank of Greece S.A.	356,481	841,630
Alapis Holdings Industrial & Commercial S.A.	2,093,884	2,961,793
*Alfa Alfa Energy S.A.	3,810	7,548
*Altec S.A. Information & Communication Systems	80,278	25,112
*Alumil Aluminum Industry S.A.	52,886	104,002
*Alysida S.A.	2,376	6,743
Anek Lines S.A.	620,975	840,267
*Aspis Bank S.A.	228,007	372,993
*Astir Palace Hotels S.A.	93,886	496,042
Athens Medical Center S.A.	150,874	354,645
*Atlantic Supermarkets S.A.	35,080	67,046
*Attica Bank S.A.	202,452	633,805
Atti-Kat S.A.	56,554	44,909
Autohellas S.A.	83,520	198,644
*Babis Vovos International Construction S.A.	59,807	349,230
*Balafas S.A.	15,200	4,116
*Balkan Real Estate S.A.	41,970	83,773
Bank of Greece	73,229	4,555,134
Benrubi S.A.	20,823	95,982
Centric Multimedia S.A.	51,942	100,100
*Daios Plastics S.A.	16,350	118,874
*Diagnostic & Therapeutic Center of Athens Hygeia S.A.	177,709	557,000
*Dynamic Life S.A.	16,440	—
Elastron S.A.	247,021	278,254
*Elbisco Holding S.A.	28,098	32,038
Elektrak S.A.	36,580	151,966
Elektroniki Athinon S.A.	34,490	152,581
*Elephant S.A.	26,310	—

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GREECE — (Continued)
Ellaktor S.A.	508,053	$4,204,345
*Emporiki Bank of Greece S.A.	5,563	41,512
Etma Rayon S.A.	11,242	22,593
*Euro Reliance General Insurance Co. S.A.	55,110	61,925
*Euromedica S.A.	67,698	578,968
*EYDAP Athens Water Supply & Sewage Co. S.A.	63,535	622,560
F.G. Europe S.A.	4,536	9,502
*Forthnet S.A.	226,337	580,143
Fourlis Holdings S.A.	128,489	1,651,794
Frigoglass S.A.	85,507	757,217
GEK Terna S.A.	267,249	2,218,539
*Geniki Bank	300,115	388,187
*Halkor S.A.	226,556	511,852
*Hellenic Cables S.A.	65,236	183,523
*Hellenic Duty Free Shops S.A.	98,334	875,500
Hellenic Exchanges S.A.	133,376	1,728,471
Hellenic Petroleum S.A.	188,457	1,949,426
*Hellenic Sugar Industry S.A.	78,005	153,302
Heracles General Cement Co. S.A.	77,436	688,856
*Iaso S.A.	206,042	1,329,122
*Inform P. Lykos S.A.	35,570	92,389
*Informatics S.A.	3,778	1,669
*Intracom Holdings S.A.	181,308	446,842
Intracom Technical & Steel Constructions S.A.	345,350	359,379
*Ionian Hotel Enterprises S.A.	16,914	380,650
*Ipirotiki Software & Publications S.A.	22,110	61,136
Karelia Tobacco Co., Inc. S.A.	5,810	511,666
*Kathimerini Publishing S.A.	47,170	321,512
*Lambrakis Press S.A.	115,149	344,453
*Lan-Net S.A.	12,688	21,701
*Lavipharm S.A.	96,324	200,431
Loulis Mills S.A.	41,702	106,524
Marfin Investment Group S.A.	612,831	2,564,130
*Maritime Company of Lesvos S.A.	299,836	205,130
Metka S.A.	97,586	1,184,444
Michaniki S.A.	165,545	440,606
Motor Oil (Hellas) Corinth Refineries S.A.	129,895	1,516,973
Mytilineos Holdings S.A.	308,027	2,653,799
*Neorion Holdings S.A.	24,145	28,849
*Pegasus Publishing S.A.	95,510	331,715
*Piraeus Bank S.A.	34,771	413,103
Piraeus Port Authority S.A.	17,752	379,827
*Promota Hellas S.A.	8,860	2,904
*Proton Bank S.A.	72,791	159,339
*Real Estate Development & Services S.A.	94,497	198,191
S&B Industrial Minerals S.A.	54,669	397,171
Sanyo Hellas S.A.	23,637	12,157
*Sarantis S.A.	74,884	465,921
*Selected Textile Ind. Assoc. S.A.	87,690	57,362
*Sfakianakis S.A.	91,320	222,255
*Shelman Hellenic-Swiss Wood S.A.	155,548	157,807
*Singularlogic S.A.	100,470	399,526
*Spyroy Agricultural Products S.A.	61,348	67,766
*Teletypos S.A. Mega Channel S.A.	77,669	483,048
*Terna Energy S.A.	77,105	598,401
*Themeliodomi S.A.	37,422	19,735
Thessaloniki Port Authority S.A.	6,936	161,336
Thrace Plastics Co. S.A.	109,280	136,992
Titan Cement Co. S.A.	111,366	3,223,184
*TT Hellenic Postbank S.A.	645,380	4,770,987
*Varvaressos S.A. European Spinning Mills	36,350	12,983

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GREECE — (Continued)
*Viohalco S.A.	406,612	$2,779,690

TOTAL GREECE		58,916,825

IRELAND — (2.3%)
*Abbey P.L.C.	84,370	538,082
*Aer Lingus Group P.L.C.	380,166	243,733
*Aminex P.L.C.	440,966	41,557
*BlackRock International Land P.L.C.	897,420	97,377
C&C Group P.L.C. (B010DT8)	399,607	1,166,606
C&C Group P.L.C. (B011Y09)	318,475	930,442
DCC P.L.C.	308,989	6,611,042
Donegal Creameries P.L.C.	26,085	77,919
*Dragon Oil P.L.C.	1,347,570	7,486,761
FBD Holdings P.L.C.	125,728	1,256,079
Fyffes P.L.C.	1,020,533	546,204
Glanbia P.L.C. (0066950)	700,613	2,484,822
Glanbia P.L.C. (4058629)	2,463	8,790
Grafton Group P.L.C.	107,557	517,562
Greencore Group P.L.C.	601,145	916,104
IFG Group P.L.C.	205,432	307,103
Independent News & Media P.L.C.	1,021,294	344,638
Irish Continental Group P.L.C.	91,000	1,310,126
Irish Life & Permanent P.L.C.	51,604	252,982
*Kenmare Resources P.L.C.	2,265,253	694,306
Kingspan Group P.L.C.	351,640	2,446,179
*Lantor P.L.C.	34,575	—
*McInerney Holdings P.L.C.	697,135	144,075
Paddy Power P.L.C.	180,573	4,493,956
*Providence Resources P.L.C.	6,258,198	328,716
Smurfit Kappa Group P.L.C.	273,766	1,600,615
Total Produce P.L.C.	871,395	419,180
United Drug P.L.C.	799,527	2,162,560
*Waterford Wedgwood P.L.C.	7,869,750	10,095

TOTAL IRELAND		37,437,611

ITALY — (7.9%)
#*A.S. Roma SpA	293,436	339,735
ACEA SpA	177,488	2,020,492
Acegas-APS SpA	110,973	735,927
Actelios SpA	15,845	87,440
#*Aedes SpA	127,938	56,509
Aeroporto de Firenze SpA	17,399	367,831
*Amplifon SpA	49,920	185,846
Ansaldo STS SpA	50,735	1,027,906
Ascopiave SpA	1,411	3,081
Astaldi SpA	216,415	1,697,369
#*Autogrill SpA	231,260	2,244,412
Azimut Holding SpA	424,469	4,538,413
Banca Finnat Euramerica SpA	685,945	516,021
Banca Generali SpA	21,809	204,127
Banca Ifis SpA	52,946	626,022
*Banca Intermobiliare SpA	29,806	132,343
Banca Piccolo Credito Valtellinese Scarl SpA	478,970	4,755,715
Banca Popolare di Milano Scarl	1,012,836	6,128,292
*Banca Profilo SpA	253,156	314,091
Banco di Desio e della Brianza SpA	232,296	1,534,637
#Beghelli SpA	427,981	433,727
Benetton Group SpA	209,290	1,784,832
Beni Stabili SpA	1,309,500	1,009,760
*Biesse SpA	54,004	339,042
#Bonifica Terreni Ferraresi e Imprese Agricole SpA	10,867	588,073

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
ITALY — (Continued)
Brembo SpA	141,075	$952,211
#Bulgari SpA	395,239	2,440,479
Buzzi Unicem SpA	175,555	2,633,395
*C.I.R. SpA - Compagnie Industriali Riunite	1,432,967	2,712,047
Caltagirone SpA	248,460	780,162
*Cam Finanziaria SpA	36,527	15,608
*Carraro SpA	113,633	444,589
Cembre SpA	40,330	204,724
Cementir SpA	254,820	1,048,921
*Class Editore SpA	165,655	158,193
Credito Artigiano SpA	361,183	987,059
Credito Bergamasco SpA	133,144	4,742,712
*Credito Emiliano SpA	228,115	1,223,679
CSP International Fashion Group SpA	13,481	14,704
#Danieli & Co. SpA	54,740	1,047,875
Davide Campari - Milano SpA	457,009	3,902,848
De Longhi SpA	305,654	919,800
DiaSorin SpA	30,626	855,415
*Digital Multimedia Technologies SpA	24,275	308,741
#*EEMS Italia SpA	4,797	6,794
Emak SpA	57,399	261,202
*ERG Renew SpA	95,849	113,451
ERG SpA	189,613	2,811,328
*ErgyCapital SpA	4,794	3,971
Esprinet SpA	58,242	588,095
*Eurotech SpA	49,871	221,308
#*Fastweb SpA	35,779	935,989
#Fiera Milano SpA	37,863	270,270
Fondiaria - Sai SpA	73,006	1,222,513
#Gas Plus	54	555
Gefran SpA	31,849	103,103
*Gemina SpA	1,186,766	934,526
Geox SpA	149,354	1,179,515
Gewiss SpA	232,707	904,687
Granitifiandre SpA	79,737	303,455
*Gruppo Ceramiche Ricchetti SpA	127,131	130,145
*Gruppo Coin SpA	77,286	369,108
#*Gruppo Editoriale L’Espresso SpA	639,121	1,169,480
Hera SpA	1,460,251	3,602,774
*I Grandi Viaggi SpA	98,547	135,923
*Immsi SpA	696,806	863,625
Impregilo SpA	1,180,326	4,501,274
*Indesit Co. SpA	177,464	1,133,588
Industria Macchine Automatique SpA	58,626	1,036,467
Industria Romagnola Conduttori Elettrici SpA	43,452	111,799
Intek SpA	661,259	258,660
#*Interpump Group SpA	241,525	1,067,631
Iride SpA	1,343,807	2,482,938
*Isagro SpA	10,591	61,464
#Italcementi SpA	149,237	1,954,097
*Italmobiliare SpA	23,493	798,451
Landi Renzo SpA	57,780	269,901
Lottomatica SpA	85,130	1,801,994
Maire Tecnimont SpA	115,375	462,664
#*Mariella Burani SpA	32,721	87,725
Marr SpA	127,201	1,056,310
#Mediolanum SpA	170,520	973,467
Milano Assicurazioni SpA	635,144	2,166,034
*Mirato SpA	36,779	276,899
#*Mondadori (Arnoldo) Editore SpA	361,989	1,531,704
*Monrif SpA	315,834	194,209

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
ITALY — (Continued)
*Montefibre SpA	172,887	$46,218
Nice SpA	14,229	55,232
*Pagnossin SpA	9,000	—
PanariaGroup Industrie Ceramiche SpA	42,000	93,072
Permasteelisa SpA	65,300	1,127,495
Piaggio & C. SpA	353,619	734,451
#*Pininfarina SpA	82,321	390,415
*Pirelli & Co. SpA	6,723,096	2,806,211
*Premafin Finanziaria SpA	961,257	1,342,571
Prysmian SpA	244,229	4,201,307
*RDM Realty SpA	5,771	16,961
Recordati SpA	390,377	2,611,505
*Richard-Ginori 1735 SpA	140,800	20,128
#Sabaf SpA	22,649	457,969
SAES Getters SpA	30,068	292,843
#*Safilo Group SpA	503,765	296,776
Saras SpA	303,695	848,408
*Seat Pagine Gialle SpA	27,669	7,138
*Snai SpA	85,704	366,697
Societa Iniziative Autostradali e Servizi SpA	83,188	613,081
*Societe Cattolica di Assicurazoni Scrl SpA	166,479	5,548,186
*Sogefi SpA	173,096	383,341
#Sol SpA	166,511	938,047
*Sorin SpA	1,079,611	1,649,974
#*Stefanel SpA	216,413	120,489
#*Tiscali SpA	1,176,229	502,238
Tod’s SpA	50,479	2,927,806
Trevi Finanziaria SpA	121,804	1,634,002
*Unipol Gruppo Finanziario SpA	866,457	1,085,450
Vianini Industria SpA	59,070	122,972
#Vianini Lavori SpA	175,180	1,099,213
*Vincenzo Zucchi SpA	136,128	89,072
Vittoria Assicurazioni SpA	121,346	700,119
Zignago Vetro SpA	11,414	58,271

TOTAL ITALY		128,611,556

NETHERLANDS — (5.2%)
#Aalberts Industries NV	355,012	3,297,044
#Accell Group NV	35,566	1,574,054
*AFC Ajax NV	18,134	162,601
Amsterdam Commodities NV	60,689	349,686
#Arcadis NV	180,820	3,411,580
#*ASM International NV	196,173	3,309,761
*Atag Group NV	4,630	1,914
Batenburg Beheer NV	10,306	248,589
#Beter Bed Holding NV	67,391	974,962
Brunel International NV	49,814	1,136,778
Crown Van Gelder NV	18,307	163,668
*Crucell NV	230,971	5,727,068
*Crucell NV ADR	45,768	1,133,673
DOCdata NV	22,463	256,451
*Draka Holding NV	47,528	768,007
Exact Holding NV	59,787	1,571,335
Fornix Biosciences NV	29,890	304,148
#Fugro NV	87,582	3,933,223
Grontmij NV	75,848	1,884,562
Imtech NV	248,834	5,292,319
#*InnoConcepts NV	82,239	326,739
Kas Bank NV	47,628	746,367
#Kendrion NV	39,829	511,152
Koninklijke Bam Groep NV	415,704	3,643,714

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
Koninklijke Boskalis Westminster NV	133,054	$3,322,678
#Koninklijke Ten Cate NV	98,297	1,862,455
Koninklijke Vopak NV	71,411	4,280,472
#Macintosh Retail Group NV	43,877	638,850
Mediq NV	208,313	2,756,315
Nederlandsche Apparatenfabriek NV	28,810	636,551
Nutreco Holding NV	139,331	5,983,990
Oce NV	336,989	1,663,549
*Ordina NV	150,761	684,964
*Punch Graphix NV	49,509	83,423
#*Qurius NV	351,539	158,259
#*Randstad Holdings NV	25,148	871,531
Roto Smeets Group NV	12,436	239,164
Royal Reesink NV	2,050	188,480
*Samas NV	435,697	43,271
#SBM Offshore NV	123,867	2,371,215
Sligro Food Group NV	95,164	2,516,221
#Smit Internationale NV	44,064	3,077,709
*SNS Reaal Groep NV	161,953	930,886
*Stern Groep NV	1,258	23,317
*Super De Boer NV	255,159	1,030,378
#Telegraaf Media Groep NV	167,262	2,760,568
*Textielgroep Twenthe NV	1,000	3,563
TKH Group NV	98,188	1,427,681
#*TomTom NV	135,282	1,484,302
*Unit 4 Agresso NV	74,403	1,337,569
*USG People NV	203,344	2,708,901
*Van der Moolen Holding NV	117,201	186,571
Wavin NV	92,283	169,418

TOTAL NETHERLANDS		84,171,646

NORWAY — (3.6%)
Acergy SA	229,943	2,457,131
*Acta Holding ASA	230,000	97,670
Aker Kvaerner ASA	176,600	1,517,827
#*Aktiv Kapital ASA	78,617	486,931
Arendals Fosse Kompani ASA	100	28,033
Atea ASA	222,782	1,110,932
*Austevoll Seafood ASA	33,500	156,457
#*Blom ASA	80,567	202,867
Bonheur ASA	50,200	1,288,781
#*BW Offshore, Ltd.	138,779	162,761
*Camillo Eitze & Co. ASA	58,200	93,202
#*Cermaq ASA	231,312	1,646,295
#*Copeinca ASA	32,494	151,752
*Det Norske Oljeselskap ASA	15,400	129,734
#*Det Norske Oljeselskap ASA	3,050,200	3,743,248
*Dockwise, Ltd.	85,000	99,223
#*DOF ASA	117,912	683,076
*EDB Business Partner ASA	167,534	493,248
#*Eitzen Chemical ASA	21,068	10,508
Ekornes ASA	111,890	1,593,905
Farstad Shipping ASA	59,440	1,170,120
Ganger Rolf ASA	52,803	1,270,529
*Golar LNG, Ltd.	8,600	87,297
#*Golden Ocean Group, Ltd.	284,000	322,234
#*Havila Shipping ASA	22,400	172,515
*IOT Holdings ASA	75,603	2,466
Kongsberg Gruppen ASA	127,736	1,541,853
*Kverneland Group ASA	258,080	178,775
Leroy Seafood Group ASA	15,160	253,971

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
NORWAY — (Continued)
#*Marine Harvest	4,227,581	$2,662,282
Nordic Semiconductor ASA	4,000	16,228
#*Norse Energy Corp. ASA	1,143,079	600,974
*Norske Skogindustrier ASA Series A	320,620	508,984
#*Norwegian Air Shuttle ASA	49,007	472,936
#*Norwegian Energy Co. AS	128,600	385,777
Odfjell ASA Series A	92,300	730,101
ODIM ASA	56,787	359,877
*Olav Thon Eiendomsselskap ASA	12,980	1,295,635
Opera Software ASA	66,800	354,679
#*PCI Biotech AS	3,357	4,381
*Petroleum-Geo Services ASA	351,000	2,466,135
#*Petrolia Drilling ASA	7,426,093	485,121
#*Photocure ASA	33,562	183,754
#*Pronova BioPharma AS	248,317	774,646
Prosafe ASA	372,606	1,958,716
#*Prosafe Production Public, Ltd.	257,500	483,798
*Q-Free ASA	51,500	134,462
Rieber and Son ASA Series A	106,654	742,801
Scana Industrier ASA	299,618	305,609
#*Schibsted ASA	65,794	749,610
#*Sevan Marine ASA	92,600	121,087
*Siem Offshore, Inc.	2,000	2,655
Solstad Offshore ASA	58,300	940,655
#*Songa Offshore SE	139,750	505,545
SpareBanken 1 SMN	178,812	1,170,286
*Storebrand ASA	647,500	3,502,960
#*Subsea 7, Inc.	100,800	1,167,914
Tandberg ASA Series A	208,204	4,424,330
*TGS Nopec Geophysical Co. ASA	429,529	4,876,636
Tomra Systems ASA	587,328	2,234,293
#*TTS Marine ASA	41,000	55,098
Veidekke ASA	310,230	1,824,570
Wilh. Wilhelmsen ASA	61,950	1,113,748

TOTAL NORWAY		58,769,624

PORTUGAL — (1.3%)
#*Altri SGPS SA	94,568	320,536
#Banco BPI SA	467,800	1,264,967
Banif SGPS SA	130,016	220,350
*Corticeira Amorim SA	223,729	229,619
*Finibanco Holdings SGPS SA	291,186	646,084
Ibersol SGPS SA	20,401	249,988
#*Impresa Sociedade Gestora de Participacoes SA	369,303	541,914
*Investimentos Participacoes e Gestao SA	319,480	268,141
Jeronimo Martins SGPS SA	563,035	3,952,726
#Mota-Engil SGPS SA	341,524	1,454,189
*Novabase SGPS SA	65,729	439,397
#*ParaRede SGPS SA	54,559	62,979
#Portucel-Empresa Produtora de Pasta de Papel SA	827,234	2,025,070
#PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	299,904	1,706,396
Redes Energeticas Nacionais SA	178,117	727,804
Sag Gest - Solucoes Automovel Globais SGPS SA	251,556	366,540
#Sociedade de Investimento e Gestao SGPS SA	258,172	2,365,777
*Sonae Industria SGPS SA	272,336	829,751
#Sonae SGPS SA	392,854	412,714
*Sonaecom SGPS SA	469,109	1,229,865
*Sumol + Compal SA	67,967	134,504
#*Teixeira Duarte Engenharia e Construcoes SA	734,737	978,621
Toyota Caetano Portugal SA	53,308	309,617

TOTAL PORTUGAL		20,737,549

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SPAIN — (5.1%)
Abengoa SA	134,166	$3,438,077
Adolfo Dominguez SA	20,351	342,387
#Almirall SA	94,542	1,191,850
#*Amper SA	88,114	758,593
#Antena 3 de Television SA	240,050	2,359,658
#*Avanzit SA	555,254	644,372
*Azkoyen SA	70,532	336,023
Banco de Andalucia SA	9,516	507,709
#Banco Guipuzcoano SA	339,914	2,131,240
#Banco Pastor SA	255,727	2,072,691
Banco Popular Espanol SA	24	220
*Baron de Ley SA	13,910	559,373
Bolsas y Mercados Espanoles	120,319	3,893,572
Campofrio Food Group SA	96,991	926,280
#Cementos Portland Valderrivas SA	30,644	1,422,765
Compania Vinicola del Norte de Espana SA	16,119	335,667
Construcciones y Auxiliar de Ferrocarriles SA	7,283	3,260,593
#*Corporacion Dermoestetica SA	65,100	408,625
Duro Felguera SA	172,631	1,723,061
Ebro Puleva SA	312,280	5,162,800
#Elecnor SA	198,254	2,686,231
*Ercros SA	2,261,056	432,157
*Estacionamientos Urbanos SA	4,200	—
#Faes Farma SA	455,399	2,415,489
*Fluidra SA	12,950	50,904
#*General de Alquiler de Maquinaria SA	32,241	388,703
#Gestevision Telecinco SA	184,072	2,100,182
Grifols SA	16,629	303,035
#Grupo Catalana Occidente SA	160,495	3,288,764
#Grupo Empresarial Ence SA	358,144	1,120,500
*Iberia Lineas Aereas de Espana SA	1,381,661	3,086,103
Iberpapel Gestion SA	25,850	354,180
#*Inbesos SA	12,494	48,373
Indra Sistemas SA	46,045	1,058,100
Inmobiliaria del Sur SA	2,902	80,558
#*La Seda de Barcelona SA	1,923,682	925,065
*Laboratorios Farmaceuticos Rovi SA	18,975	186,642
Mecalux SA	38,470	535,006
Miquel y Costas & Miquel SA	26,111	509,153
#Natra SA	128,310	586,107
*Natraceutical SA	725,142	425,141
*NH Hoteles I09	168,433	672,186
#NH Hoteles SA	252,650	1,008,730
Nicolas Correa SA	26,994	83,503
Obrascon Huarte Lain SA	130,017	3,142,828
Papeles y Cartones de Europa SA	209,483	837,767
Pescanova SA	25,677	889,729
Prim SA	39,424	362,131
#*Promotora de Informaciones SA	303,496	1,665,524
#Prosegur Cia de Seguridad SA	87,574	3,042,184
*Realia Business SA	110,331	245,923
#Service Point Solutions SA	461,144	742,185
#*Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	220,774	248,589
#Sol Melia SA	206,682	1,435,703
#*Solaria Energia y Medio Ambiente SA	37,385	120,214
#*SOS Cuetara SA	294,272	1,497,192
#*Tavex Algodonera SA	244,131	203,252
Tecnicas Reunidas SA	39,312	1,950,382
*Tecnocom Telecom I09	13,284	63,333
#*Tecnocom Telecomunicaciones y Energia SA	132,841	631,742
#Tubacex SA	427,191	1,588,513

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SPAIN — (Continued)
Tubos Reunidos SA	422,653	$1,175,942
Unipapel SA	47,385	749,346
#*Vertice Trescientos Sesenta Grados SA	57,183	32,117
Vidrala SA	64,706	1,540,133
Viscofan SA	183,430	4,306,056
#*Vocento SA	193,449	1,045,250
#*Zeltia SA	556,824	2,414,289

TOTAL SPAIN		83,750,692

SWEDEN — (4.8%)
#Aarhuskarlshamn AB	52,836	739,706
Acando AB	160,086	275,265
*Active Biotech AB	104,812	673,912
Addtech AB Series B	59,000	862,579
AF AB Series B	47,200	903,922
Aros Quality Group AB	41,400	194,943
Atrium Ljungberg AB Series B	15,200	124,523
Axfood AB	89,350	2,200,533
#Axis Communications AB	174,894	1,533,382
#B&B Tools AB	77,850	825,391
BE Group AB	38,662	170,905
Beiger Electronics AB	14,700	234,286
Beijer Alma AB	57,200	657,853
*Bergs Timber AB Series B	17,000	88,418
*Bilia AB Series A	113,425	771,847
#*Billerud AB	163,300	934,331
BioGaia AB Series B	38,000	306,988
Biotage AB	141,240	143,019
*Biovitrum AB	23,757	208,362
Boliden AB	442,453	4,768,556
Bong Ljungdahl AB	24,800	79,399
*Boras Waefveri AB Series B	11,500	7,692
Cantena AB	56,762	665,740
Cardo AB	61,300	1,439,523
Castellum AB	408,700	3,002,268
#Clas Ohlson AB Series B	18,065	281,708
*Cloetta AB	55,296	187,649
Concordia Maritime AB Series B	70,300	209,078
Consilium AB Series B	16,994	61,251
#*D. Carnegie & Co. AB	181,000	446,480
*DORO AB	1,200	1,376
#Elekta AB Series B	302,500	4,755,120
*Enea Data AB Series B	56,200	270,227
#Fabege AB	391,400	1,679,643
Fagerhult AB	16,800	238,041
G & L Beijer AB Series B	27,400	672,083
*Gunnebo AB	106,800	414,082
Hakon Invest AB	56,877	609,072
*Haldex AB	72,500	530,299
Heba Fastighets AB Series B	43,500	339,549
#Hexagon AB	66,476	723,249
*Hexpol AB	8,172	46,620
*HIQ International AB	123,289	455,461
HL Display AB Series B	57,600	215,559
Hoganas AB Series B	85,800	1,150,351
Holmen AB Series B	43,508	1,197,223
Industrial & Financial Systems AB Series B	50,260	475,479
#Intrum Justitia AB	180,322	1,861,696
#*JM AB	267,473	2,238,264
KappAhl Holding AB	93,099	462,856
Klovern AB	294,976	811,171

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
#Kungsleden AB	412,300	$2,212,874
Lagercrantz Group AB Series B	64,300	249,622
Lammhults Design Group AB	19,547	95,392
*LBI International AB	127,651	203,327
Lennart Wallenstam Byggnads AB Series B	120,400	1,464,843
Lindab International AB	54,077	455,177
*Loomis AB	69,887	673,038
*Lundin Petroleum AB	78,508	695,423
*Meda AB Series A	159,243	1,234,113
*Medivir AB Series B	44,650	310,267
Mekonomen AB	11,461	184,106
*Midelfart Sonesson AB Series B	4,160	4,941
Modern Times Group AB Series B	82,848	3,095,319
*Munters AB	181,900	1,109,311
NCC AB Series B	216,320	2,218,725
#*Net Insight AB Series B	924,000	691,800
#New Wave Group AB Series B	39,095	76,108
NIBE Industrier AB	192,620	1,814,541
#*Nobia AB	421,100	1,922,396
Nolato AB Series B	66,440	456,045
OEM International AB Series B	44,400	212,922
ORC Software AB	36,300	727,318
*Pa Resources AB	357,209	1,291,527
*Partnertech AB	28,800	79,747
#Peab AB Series B	425,900	1,983,568
Poolia AB Series B	33,150	133,263
*Pricer AB Series B	1,711,500	127,990
ProAct IT Group AB	29,000	200,998
#*Proffice AB	215,400	516,499
Profilgruppen AB	13,582	79,966
*Q-Med AB	154,800	1,049,657
Rederi AB Transatlantic Series B	93,000	346,610
*Rezidor Hotel Group AB	51,396	132,264
#*rnb Retail & Brands AB	92,240	57,800
#*SAS AB	1,938,372	980,695
*Scribona AB Series B	226,140	247,512
*Seco Tools AB	3,091	35,673
*Semcon AB	39,900	105,077
Sigma AB Series B	25,800	14,440
*Sintercast AB	11,800	69,648
Skistar AB	92,100	1,411,414
Studsvik AB	21,900	163,917
SWECO AB Series B	183,300	1,211,617
#*Trelleborg AB Series B	878,565	4,421,826
Uniflex AB Series B	3,630	34,721
VBG AB Series B	1,084	10,143
Vitrolife AB	41,500	154,797
Wihlborgs Fastigheter AB	63,858	987,913

TOTAL SWEDEN		78,103,820

SWITZERLAND — (11.5%)
Acino Holding AG	8,398	1,478,919
*Advanced Digital Broadcast Holdings SA	368	15,135
Affichage Holding SA	5,703	628,555
*AFG Arbonia-Forster Holding AG	4,661	77,678
Allreal Holding AG	26,513	3,226,852
*Also Holding AG	16,195	452,985
*Aryzta AG	265,691	9,277,467
*Ascom Holding AG	89,822	1,148,573
*Athis Holding AG(B64G0J4)	1,477	1,230,085
*Athis Holding AG(B64G0P0)	2,754	457,432

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Bachem Holdings AG	24,136	$1,627,052
Baloise-Holding AG	2,510	200,032
Bank Coop AG	30,796	2,044,180
*Bank Sarasin & Cie AG Series B	172,644	5,626,524
Banque Cantonale de Geneve SA	4,021	876,916
Banque Cantonale du Jura	4,500	281,484
Banque Cantonale Vaudoise	8,999	3,177,822
Banque Privee Edmond de Rothschild SA	157	4,456,095
Barry Callebaut AG	3,696	2,145,903
Basellandschaftliche Kantonalbank	583	532,071
*Basilea Pharmaceutica AG	2,629	234,362
Basler Kantonalbank AG	3,114	339,377
Belimo Holdings AG	1,830	1,940,746
Bell Holding AG	47	71,715
Bellevue Group AG	26,524	982,097
Berner Kantonalbank AG	23,267	4,999,568
*Bobst Group AG	35,619	1,127,293
Bossard Holding AG	8,222	444,098
Bucher Industries AG	32,519	3,557,060
Calida Holding AG	396	90,137
Carlo Gavazzi Holding AG	1,065	134,413
Centralschweizerische Kraftwerke AG	96	32,772
Cham Paper Holding AG	490	59,695
Charles Voegele Holding AG	28,617	1,034,959
*Clariant AG	756,817	5,664,199
#Compagnie Financiere Tradition	5,511	719,557
Conzzeta AG	1,375	1,890,936
*Cytos Biotechnology AG	2,412	51,891
Daetwyler Holding AG	26,077	1,095,631
Datacolor AG	458	105,211
Edipresse SA	1,527	275,376
#EFG International AG	45,259	556,879
Elektrizitaets-Gesellschaft Laufenberg AG	3,068	2,784,594
ELMA Electronic AG	472	184,787
Emmi AG	13,244	1,337,705
EMS-Chemie Holding AG	26,147	2,761,466
Energiedienst Holding AG	71,249	3,331,618
Feintol International Holding AG	1,601	313,873
Flughafen Zuerich AG	13,056	3,575,952
#Forbo Holding AG	5,817	1,283,103
Fuchs Petrolub AG	19,235	1,115,959
#Galenica Holding AG	15,281	4,574,373
George Fisher AG	10,991	2,315,488
Gurit Holding AG	1,288	608,711
Helvetia Holding AG	12,462	3,481,221
Hexagon AB	81,720	925,291
#Implenia AG	48,118	1,296,211
Interroll-Holding SA	2,404	641,343
Intershop Holding AG	3,345	894,533
Jelmoli Holding AG	10,139	3,762,281
Kaba Holding AG	10,381	2,023,104
*Kardex AG	17,464	515,294
Komax Holding AG	8,744	496,380
Kudelski SA	103,843	1,961,508
Kuoni Reisen Holding AG	13,201	3,982,718
#Lem Holdings SA	3,546	845,900
#*lifeWatch AG	32,013	563,850
*Logitech International SA	92,687	1,561,090
#Luzerner Kantonalbank AG	17,537	4,267,818
Medisize Holding AG	12,876	555,682
Metall Zug AG	202	435,631

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
*Metraux Services Holdings SA	1,853	$192,338
Mobilezone Holding AG	112,258	750,705
Nobel Biocare Holding AG	163,678	3,894,812
Orell Fuessli Holding AG	4,930	665,397
Panalpina Welttransport Holding AG	5,945	456,187
*Parco Industriale e Immobiliare SA	600	1,965
#Partners Group Holdings AG	12,146	1,279,507
*Petroplus Holdings AG	95,907	1,523,818
Phoenix Mecano AG	2,953	892,567
PSP Swiss Property AG	141,111	7,501,892
#*Rieters Holdings AG	15,236	2,848,575
Romande Energie Holding SA	2,714	4,888,409
*Schaffner Holding AG	1,830	236,122
#Schulthess Group AG	14,148	822,978
Schweiter Technology AG	4,072	1,466,109
Schweizerische National-Versicherungs-Gesellschaft AG	38,367	959,325
Siegfried Holding AG	8,312	738,545
Sika AG	4,203	5,025,122
Societa Elettrica Sopracenerina SA	2,340	519,084
St. Galler Kantonalbank	8,951	3,312,467
#Straumann Holding AG	8,595	1,879,720
Sulzer AG	29,261	1,930,968
#*Swiss Prime Site AG	79,934	3,834,677
Swisslog Holding AG	775,803	588,760
*Swissmetal Holding AG	13,504	119,351
Swissquote Group Holding SA	40,025	2,108,191
Tamedia AG	14,878	778,819
Tecan Group AG	38,976	1,675,587
#*Temenos Group AG	148,205	2,974,126
*Tornos SA	38,028	218,829
#Valiant Holding AG	33,293	6,249,209
Valora Holding AG	11,656	2,375,330
Vaudoise Assurances Holdings SA	3,140	494,185
Verwaltungs und Privat-Bank AG	562	72,450
Villars Holding SA	150	70,533
Vontobel Holdings AG	94,743	3,023,271
VZ Holding AG	266	13,577
Walliser Kantonalbank	1,416	688,685
WMH Walter Meier Holding AG	4,738	292,727
Ypsomed Holdings AG	2,419	155,544
Zehnder Holding AG	764	733,663
Zueblin Immobilien Holding AG	76,620	299,883
Zuger Kantonalbank	613	2,367,165

TOTAL SWITZERLAND		187,688,390

TOTAL COMMON STOCKS		1,408,971,379

PREFERRED STOCKS — (0.1%)
SWITZERLAND — (0.1%)
Fuchs Petrolub AG	19,235	1,169,958

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
*RealDolmen NV STRIP VVPR	6,067	260
*Zenitel SRIP VVPR	8,654	12

TOTAL BELGIUM		272

FRANCE — (0.0%)
*Atari SA Warrants 12/31/09	77,833	887
*Cybergun Warrants Series A 07/15/09	1,136	16
*Cybergun Warrants Series B 07/15/10	1,136	40
*Gifi SA Rights 07/07/15	7,360	11

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FRANCE — (Continued)
*Groupe Ares Rights 12/31/09	7,208	$1,294
*Groupe Focal SA Warrants 02/21/10	466	—
#*Orpea Rights 07/31/09	91,789	131

TOTAL FRANCE		2,379

ITALY — (0.0%)
#*Aedes SpA Rights 08/12/09	1,134,026	213,354
*Intek SpA Warrants 12/30/11	176,260	10,803

TOTAL ITALY		224,157

SWITZERLAND — (0.0%)
*Bank Sarasin & Cie AG Rights 09/15/09	172,644	158,322

TOTAL RIGHTS/WARRANTS		385,130

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $7,960,000 FNMA 6.00%, 10/01/38, valued at $6,883,154) to be repurchased at $6,778,107	$6,778	6,778,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.0%)
§@DFA Short Term Investment Fund LP	209,178,592	209,178,592
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by various corporate obligations, ranging in par value from $374,557 to $155,229,000, rates ranging from 3.977%(r) to 7.000%, maturities ranging from 03/01/18 to 02/01/48, valued at $2,069,704) to be repurchased at $2,029,156	$2,029	2,029,122

TOTAL SECURITIES LENDING COLLATERAL		211,207,714

TOTAL INVESTMENTS — (100.0%) (Cost $1,662,379,040)##		$1,628,512,181

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$207,463	$42,178,284	—	$42,385,747
Belgium	693,251	56,447,579	—	57,140,830
Denmark	65,286	37,198,567	—	37,263,853
Finland	—	112,357,797	—	112,357,797
France	196,348	198,912,200	—	199,108,548
Germany	661,765	221,865,126	—	222,526,891
Greece	431,564	58,485,261	—	58,916,825
Ireland	144,075	37,293,536	—	37,437,611
Italy	20,128	128,591,428	—	128,611,556
Netherlands	1,133,674	83,037,972	—	84,171,646
Norway	—	58,769,624	—	58,769,624
Portugal	309,616	20,427,933	—	20,737,549
Spain	—	83,750,692	—	83,750,692
Sweden	—	78,103,820	—	78,103,820
Switzerland	2,683,341	185,005,049	—	187,688,390
Preferred Stocks
Switzerland	1,169,958	—	—	1,169,958
Rights/Warrants
Belgium	272	—	—	272
France	2,339	40	—	2,379
Italy	224,157	—	—	224,157
Switzerland	158,322	—	—	158,322
Temporary Cash Investments	—	6,778,000	—	6,778,000
Securities Lending Collateral	—	211,207,714	—	211,207,714

TOTAL	$8,101,559	$1,620,410,622	—	$1,628,512,181

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value††
COMMON STOCKS — (87.1%)
Consumer Discretionary — (11.9%)
*AlarmForce Industries, Inc.	700	$2,911
Astral Media, Inc. Class A	186,347	5,077,080
#*Ballard Power Systems, Inc.	376,152	698,356
#*CanWest Global Communications Corp.	1,235,600	183,519
#*Coastal Contacts, Inc.	146,900	136,366
Cogeco Cable, Inc.	59,756	1,589,241
Corus Entertainment, Inc. Class B	278,300	3,810,559
Dorel Industries, Inc. Class B	107,500	2,494,778
easyhome, Ltd.	3,600	30,077
Forzani Group, Ltd. Class A	130,900	1,753,434
*Gildan Activewear, Inc.	89,410	1,490,651
*Glacier Media, Inc.	137,300	220,496
Glentel, Inc.	15,500	179,137
*Great Canadian Gaming Corp.	301,200	1,669,217
Groupe Aeroplan, Inc.	62,300	567,336
*Imax Corp.	2,100	19,007
Le Chateau, Inc.	79,200	885,922
Leon’s Furniture, Ltd.	118,877	1,093,591
Linamar Corp.	179,780	1,900,853
#*Martinrea International, Inc.	217,878	1,213,523
*MDC Partners, Inc. Class A	71,000	494,314
Quebecor, Inc. Class B	159,493	2,811,578
Reitmans Canada, Ltd.	193,400	2,558,320
*RONA, Inc.	426,885	5,440,827
#Torstar Corp. Class B	179,800	884,604
TVA Group, Inc. Class B	7,000	67,255
Uni-Select, Inc.	54,900	1,307,204
*Westport Innovations, Inc.	133,401	1,201,197

Total Consumer Discretionary		39,781,353

Consumer Staples — (2.3%)
*Atrium Innovations, Inc.	102,400	1,216,728
Canada Bread Co., Ltd.	13,261	525,639
Corby Distilleries, Ltd.	51,708	714,240
*Cott Corp.	512,400	2,844,420
#Maple Leaf Foods, Inc.	254,000	2,157,438
*SunOpta, Inc.	176,001	392,112
*Sun-Rype Products, Ltd.	100	817

Total Consumer Staples		7,851,394

Energy — (16.0%)
Akita Drilling, Ltd.	42,000	280,715
*Anderson Energy, Ltd.	282,833	207,415
#*Antrim Energy, Inc.	487,500	316,779
#*Bankers Petroleum, Ltd.	685,432	1,915,201
*Berens Energy, Ltd.	208,200	88,904
#*Birchcliff Energy, Ltd.	336,400	1,951,729
*Breaker Energy, Ltd.	140,400	540,877
Calfrac Well Services, Ltd.	107,264	1,115,207
*Calvalley Petroleum, Inc.	302,339	561,316
*CE Franklin, Ltd.	20,400	108,320
*Celtic Exploration, Ltd.	122,600	1,709,401
#*Comaplex Minerals Corp.	78,800	307,227
#*Compton Petroleum Corp.	352,300	385,903
#*Connacher Oil & Gas, Ltd.	782,500	653,748
#*Corridor Resources, Inc.	348,780	1,023,110

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Energy — (Continued)
*Crew Energy, Inc.	250,936	$1,229,930
#*Delphi Energy Corp.	263,700	252,134
#*Denison Mines Corp.	708,441	1,216,631
Ensign Energy Services, Inc.	7,400	112,245
*Fairborne Energy, Ltd.	262,300	869,261
*Flint Energy Services, Ltd.	139,000	1,338,065
*Galleon Energy, Inc. Class A	261,437	1,045,991
#*Highpine Oil & Gas, Ltd.	208,209	833,029
#*Iteration Energy, Ltd.	608,800	627,308
#*Ivanhoe Energy, Inc.	831,620	1,111,657
#*Mega Uranium, Ltd.	635,600	796,528
#*MGM Energy Corp.	14,000	1,689
#*Midnight Oil Exploration, Ltd.	44,300	41,946
*Mullen Group, Ltd.	2,900	34,997
*Nuvista Energy, Ltd.	274,221	2,509,927
*Paramount Resources, Ltd. Class A	126,300	842,977
#Pason Systems, Inc.	222,900	1,942,939
*Petrominerales, Ltd.	14,323	180,159
Progress Energy Resources Corp.	223,440	1,960,091
Pulse Seismic, Inc.	156,524	152,565
#*Questerre Energy Corp.	649,400	862,049
#Savanna Energy Services Corp.	249,213	1,309,395
ShawCor, Ltd.	209,500	3,977,048
#*Storm Exploration, Inc.	135,100	1,486,131
*Transglobe Energy Corp.	186,200	587,682
#Trican Well Service, Ltd.	391,971	3,493,081
#Trinidad Drilling, Ltd.	389,000	1,794,690
*TriStar Oil and Gas, Ltd.	383,141	4,075,930
#*UEX Corp.	608,088	699,957
#*Uranium One, Inc.	1,819,900	4,865,456
*UTS Energy Corp.	84,100	117,884
#*Verenex Energy, Inc.	111,600	630,906
*Vero Energy, Inc.	127,000	345,426
*West Energy, Ltd.	245,800	479,165
#*Xtreme Coil Drilling Corp.	86,700	356,538
ZCL Composite, Inc.	90,700	336,783

Total Energy		53,684,042

Financials — (7.1%)
AGF Management, Ltd. Class B	348,279	4,949,781
Canaccord Capital, Inc.	204,300	1,600,642
Canadian Western Bank	226,200	3,819,520
*Clairvest Group, Inc.	1,900	21,183
DundeeWealth, Inc.	56,520	495,288
EGI Financial Holdings, Inc.	14,650	118,179
Equitable Group, Inc.	47,000	800,603
*Firstservice Corp.	80,500	1,236,737
Gluskin Shef & Associates, Inc.	40,000	649,803
Home Capital Group, Inc.	113,700	3,599,137
Industrial Alliance Insurance & Financial Services, Inc.	30,300	832,564
Kingsway Financial Services, Inc.	212,900	691,715
Laurentian Bank of Canada	92,400	3,066,419
*Pacific and Western Credit Corp.	9,000	31,413
*Parkbridge Lifestyles Communities, Inc.	81,700	297,298
Quest Capital Corp.	725,001	706,661
Rentcash, Inc.	33,670	281,300
Sceptre Invesment Counsel, Ltd.	36,300	174,887
#Western Financial Group, Inc.	163,700	293,285

Total Financials		23,666,415

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Health Care — (3.3%)
*AEterna Zentaris, Inc.	124,800	$324,381
*Angiotech Pharmaceuticals, Inc.	6,900	11,529
*BioMS Medical Corp.	273,900	90,262
*Cangene Corp.	175,700	626,306
*Cardiome Pharma Corp.	255,300	1,064,096
*Labopharm, Inc.	282,600	564,020
*Logibec Group Informatique, Ltd.	2,600	43,444
*MDS, Inc.	464,108	2,977,012
*Oncolytics Biotech, Inc.	84,200	153,197
*Paladin Labs, Inc.	45,700	823,003
*ProMetic Life Sciences, Inc.	861,300	95,944
*QLT, Inc.	212,100	734,401
#*Resverlogix Corp.	84,300	221,461
#*SXC Health Solutions Corp.	84,161	2,521,119
#*Theratechnologies, Inc.	288,200	601,949
*Transition Therapeutics, Inc.	74,633	358,183

Total Health Care		11,210,307

Industrials — (6.6%)
Aecon Group, Inc.	204,400	1,914,501
*Alexco Resource Corp.	95,500	200,353
*ATS Automation Tooling System, Inc.	304,017	1,312,304
*Churchill Corp. (The)	66,413	638,083
#Clarke, Inc.	99,356	281,305
Exco Technologies, Ltd.	9,700	13,056
*Garda World Security Corp. Class A	16,300	74,899
*Heroux-Devtek, Inc.	85,400	351,192
#*Hydrogenics Corp.	361,330	177,772
IESI-BFC, Ltd.	47,073	633,175
*Intermap Technologies, Ltd.	113,894	197,709
Marsulex, Inc.	48,300	443,880
Richelieu Hardware, Ltd.	51,300	935,281
#Russel Metals, Inc.	229,900	3,564,010
*Stantec, Inc.	156,600	3,936,624
#Superior Plus Corp.	40,390	413,180
Toromont Industries, Ltd.	214,900	4,298,997
Transat A.T., Inc. Class A	2,400	24,039
#Transcontinental, Inc. Class A	256,564	2,002,974
*Vector Aerospace Corp.	83,205	513,635

Total Industrials		21,926,969

Information Technology — (6.5%)
*Aastra Technologies, Ltd.	2,300	49,107
*Absolute Software Corp.	159,900	859,430
#*AXIA NetMedia Corp.	182,767	218,862
Calian Technologies, Ltd.	9,800	155,472
*Celestica, Inc.	797,607	6,367,529
*COM DEV International, Ltd.	235,300	674,938
Computer Modelling Group, Ltd.	42,400	657,303
Constellation Software, Inc.	20,100	615,735
Dalsa Corp.	59,800	377,480
*Descartes Systems Group, Ltd. (The)	142,300	585,184
Enghouse Systems, Ltd.	27,550	167,768
Evertz Technologies, Ltd.	116,100	1,693,136
*Exfo Electro-Optical Engineering, Inc.	21,451	67,305
Gennum Corp.	111,700	411,649
*Hemisphere GPS, Inc.	197,900	194,731
*KAB Distribution, Inc.	403,800	239,900
#*MacDonald Dettweiler & Associates, Ltd.	129,900	3,756,217
*March Networks Corp.	29	99
#Matrikon, Inc.	72,400	128,368

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
*Miranda Technologies, Inc.	84,301	$373,280
MKS, Inc.	11,060	85,420
Mosaid Technologies, Inc.	35,600	536,685
*Open Text Corp.	25,390	962,333
*Points International, Ltd.	355,081	171,401
*Sandvine Corp.	79,500	87,083
*Sierra Wireless, Inc.	127,100	915,568
*Vecima Network, Inc.	39,308	196,677
#*Webtech Wireless, Inc.	279,500	389,185
#Wi-LAN, Inc.	320,200	656,897
*Zarlink Semiconductor, Inc.	117,500	82,896

Total Information Technology		21,677,638

Materials — (32.0%)
*Alamos Gold, Inc.	347,100	3,122,208
*Almaden Minerals, Ltd.	108,300	72,384
*Altius Minerals Corp.	112,600	659,555
#*Anvil Mining, Ltd.	214,740	418,616
#*Apollo Gold Corp.	218,412	95,292
#*Aquiline Resources, Inc.	224,900	421,720
*Atna Resource, Ltd.	126,947	81,312
#*Augusta Resource Corp.	268,174	500,376
*Aurizon Mines, Ltd.	561,000	2,083,082
Canam Group, Inc. Class A	158,700	1,044,496
*Canfor Corp.	330,690	1,691,438
#*Capstone Mining Corp.	308,865	865,883
*Cardero Resource Corp.	185,860	188,060
Cascades, Inc.	235,076	1,156,559
*Catalyst Paper Corp.	1,675,887	280,028
CCL Industries, Inc. Class B	95,640	2,049,080
*Chariot Resouces, Ltd.	34,500	8,006
*Claude Resources, Inc.	1,133,600	757,663
#*Crystallex International Corp.	1,355,025	352,200
*Detour Gold Corp.	63,241	580,602
*Dundee Precious Metals, Inc.	223,854	425,993
*Eastern Platinum, Ltd.	2,320,390	1,292,396
*Eastmain Resources, Inc.	231,714	247,362
*ECU Silver Mining, Inc.	26,550	13,555
#*Endeavour Silver Corp.	147,700	279,701
#*Entree Gold, Inc.	261,600	330,263
#*Equinox Minerals, Ltd.	1,678,290	4,253,174
*Etruscan Resources, Inc.	333,375	72,725
#*Euro Goldfields, Ltd.	521,060	1,572,007
#*Far West Mining, Ltd.	153,396	291,912
*Farallon Mining, Ltd.	987,400	279,561
*First Nickel, Inc.	300	36
*First Uranium Corp.	51,430	187,148
*FNX Mining Co., Inc.	131,050	1,055,942
*Forsys Metals Corp.	199,402	877,387
*Fronteer Development Group, Inc.	325,800	1,236,966
*Gammon Gold, Inc.	118,640	830,397
*Globestar Mining Corp.	296,306	288,811
#*Golden Star Resources, Ltd.	855,400	2,104,256
#*Grande Cache Coal Corp.	245,800	652,576
#*Great Basin Gold, Ltd.	860,590	1,254,237
*Greystar Resources, Ltd.	34,500	136,431
*Guyana Goldfields, Inc.	187,452	666,457
*Hanfeng Evergreen, Inc.	142,791	803,262
#Harry Winston Diamond Corp.	219,100	1,279,312
*HudBay Minerals, Inc.	477,851	3,539,801
*Imperial Metals Corp.	69,090	260,390

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
Inmet Mining Corp.	77,268	$3,239,195
*Inter-Citic Minerals, Inc.	26,125	15,278
*International Forest Products, Ltd. Series A	166,200	438,160
International Royalty Corp.	280,680	971,860
*Intertape Polymer Group, Inc.	117,000	140,107
#*Jinshan Gold Mines, Inc.	490,000	614,064
*Katanga Mining, Ltd.	7,000	4,419
*Kimber Resources, Inc.	21,200	11,414
#*Kirkland Lake Gold, Inc.	187,280	1,533,358
*Lake Shore Gold Corp.	474,700	1,427,735
#*Laramide Resources, Ltd.	241,000	290,833
*Lundin Mining Corp.	1,147,100	3,535,272
Major Drilling Group International, Inc.	101,500	2,337,633
*MDN, Inc.	242,980	142,100
Methanex Corp.	359,200	5,985,277
*Migao Corp.	160,400	1,145,023
*Minco Base Metals Corp.	2,780	—
*Neo Material Technologies, Inc.	384,000	962,451
#Norbord, Inc.	309,200	301,379
#*North American Palladium, Ltd.	199,710	628,468
*Northgate Minerals Corp.	937,300	2,218,719
#*NovaGold Resources, Inc.	282,049	1,162,495
*Orvana Minerals Corp.	118,300	83,461
*Osisko Mining Corp.	438,256	2,778,639
*Pan Amer Silver Corp.	213,700	4,177,788
*Petaquilla Minerals, Ltd.	257,380	164,857
*Platinum Group Metals, Ltd.	189,187	205,476
*Polaris Miner Corp.	16,700	27,904
#*PolyMet Mining Corp.	423,377	695,639
#*Quadra Mining, Ltd.	253,150	2,481,563
*Queenston Mining, Inc.	169,669	836,335
*Red Back Mining, Inc.	80,800	750,808
*Richmont Mines, Inc.	24,000	73,075
#*Rubicon Minerals Corp.	462,115	1,316,958
Samuel Manu-Tech, Inc.	20,400	66,280
*SEMAFO, Inc.	689,365	1,459,041
Sherritt International Corp.	520,560	2,962,203
*Shore Gold, Inc.	837,013	427,345
*Silver Standard Resources, Inc.	229,462	4,532,793
Silvercorp Metals, Inc.	482,000	1,767,371
*Starfield Resources, Inc.	953,115	141,563
Stella-Jones, Inc.	29,600	658,083
*Tahera Diamond Corp.	235,400	1,093
#*Tanzanian Royalty Exploration Corp.	316,139	986,054
*Taseko Mines, Ltd.	649,000	1,331,437
#*Thompson Creek Metals Company, Inc.	474,700	6,927,161
#*Timminco, Ltd.	194,700	189,775
*Virginia Mines, Inc.	29,800	119,781
Wesdome Gold Mines, Ltd.	99,000	158,069
#West Fraser Timber Co., Ltd.	123,716	3,049,116
#*West Timmins Mining, Inc.	269,700	585,842
Winpak, Ltd.	62,058	447,036

Total Materials		107,168,404

Telecommunication Services — (0.3%)
#Manitoba Telecom Services, Inc.	24,300	780,488
*Wireless Matrix Corp.	127,500	125,458

Total Telecommunication Services		905,946

Utilities — (1.1%)
*Boralex, Inc. Class A	81,274	697,874

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Utilities — (Continued)
#*Canadian Hydro Developers, Inc.	531,700	$2,482,665
*MAXIM Power Corp.	89,500	216,844
Pacific Northern Gas, Ltd.	3,900	61,545
*Plutonic Power Corp.	37,800	115,795

Total Utilities		3,574,723

TOTAL COMMON STOCKS		291,447,191

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/04/09 (Collateralized by $590,000 FNMA 4.381%(r), 10/01/35, valued at $366,638) to be repurchased at $360,008	$360	360,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.8%)
§@DFA Short Term Investment Fund LP	41,552,424	41,552,424
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by various corporate obligations, ranging in par value from $374,557 to $155,229,000, rates ranging from 3.977%(r) to 7.000%, maturities ranging from 03/01/18 to 02/01/48, valued at $1,348,295) to be repurchased at $1,321,880	$1,322	1,321,858

TOTAL SECURITIES LENDING COLLATERAL		42,874,282

TOTAL INVESTMENTS — (100.0%) (Cost $506,416,960)##		$334,681,473

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$39,781,353	—	—	$39,781,353
Consumer Staples	7,851,394	—	—	7,851,394
Energy	53,684,042	—	—	53,684,042
Financials	23,666,415	—	—	23,666,415
Health Care	11,210,307	—	—	11,210,307
Industrials	21,926,969	—	—	21,926,969
Information Technology	21,677,638	—	—	21,677,638
Materials	107,167,311	$1,093	—	107,168,404
Telecommunication Services	905,946	—	—	905,946
Utilities	3,574,723	—	—	3,574,723
Temporary Cash Investments	—	360,000	—	360,000
Securities Lending Collateral	—	42,874,282	—	42,874,282

TOTAL	$291,446,098	$43,235,375	—	$334,681,473

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value††
COMMON STOCKS — (82.8%)
ARGENTINA — (0.2%)
*Banco Macro SA	1,349,790	$2,232,011
Petrobras Energia Participacio	4,447,021	3,062,099

TOTAL ARGENTINA		5,294,110

BRAZIL — (5.1%)
#*BRF - Brasil Foods SA ADR	136,229	6,010,424
Companhia de Bebidas das Americas	70,244	4,035,618
Companhia Siderurgica Nacional SA	367,276	9,409,510
CPFL Energia SA	1,935	34,017
*Empresa Brasileira de Aeronautica SA ADR	130,800	2,549,292
#Itau Unibanco Holding SA ADR	246,679	4,413,087
Petroleo Brasilerio SA ADR (71654V101)	1,256,219	42,334,580
Petroleo Brasilerio SA ADR (71654V408)	914,546	37,715,877
Souza Cruz SA	95,874	3,263,030
Tele Norte Leste Participacoes SA	59,254	1,070,272
Tractebel Energia SA	140,100	1,453,751
Vivo Participacoes SA	16,288	357,843
Vivo Participacoes SA ADR	2,500	56,925
Weg SA	278,866	2,243,483

TOTAL BRAZIL		114,947,709

CHILE — (2.0%)
Banco de Chile Series F ADR	47,993	2,135,669
Banco Santander Chile SA ADR	68,948	3,386,036
Colbun SA	1,731,270	436,297
Compania Cervecerias Unidas SA ADR	59,446	2,031,270
Embotelladora Andina SA Series A ADR	26,368	392,224
Embotelladora Andina SA Series B ADR	41,533	757,977
Empresa Nacional de Electricidad SA Sponsored ADR	244,663	12,061,886
Empresas Copec SA	20,500	261,053
Enersis SA Sponsored ADR	650,451	12,482,155
Lan Airlines SA Sponsored ADR	278,595	3,407,217
Masisa SA	165,507	21,841
Sociedad Quimica y Minera de Chile SA Sponsored ADR	211,517	7,570,194
Vina Concha Y Toro SA Sponsored ADR	28,665	1,192,464

TOTAL CHILE		46,136,283

CHINA — (10.6%)
*Air China, Ltd.	262,000	169,068
#*Alibaba.com, Ltd.	59,500	136,436
Aluminum Corp. of China, Ltd. ADR	26,300	759,544
#Angang Steel Co., Ltd.	142,000	320,841
#Anhui Conch Cement Co., Ltd.	72,000	523,039
Bank of China, Ltd.	56,691,000	28,175,728
Bank of Communications Co., Ltd.	1,206,000	1,478,057
*Beijing Capital International Airport Co., Ltd.	4,998,000	3,558,487
Beijing Enterprises Holdings, Ltd.	50,000	251,934
Belle International Holdings, Ltd.	1,948,000	1,947,731
#*Byd Co., Ltd.	395,886	2,187,700
China Citic Bank	932,000	647,171
China Coal Energy Co.	356,000	496,636
China Communications Construction Co., Ltd.	502,000	649,304
China Construction Bank Corp.	9,048,000	7,267,268
#China COSCO Holdings Co., Ltd.	415,500	598,063
#China High Speed Transmission Equipment Group Co., Ltd.	523,000	1,307,344
China Life Insurance Co., Ltd. ADR	250,705	16,686,925

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
#China Merchants Bank Co., Ltd.	1,078,350	$2,530,989
China Merchants Holdings (International) Co., Ltd.	133,652	440,057
China Mobile, Ltd. Sponsored ADR	696,697	36,555,692
China National Building Material Co., Ltd.	72,000	156,285
China Oilfield Services, Ltd.	168,000	182,450
China Overseas Land & Investment, Ltd.	1,550,000	3,804,754
China Petroleum and Chemical Corp. (Sinopec) ADR	41,800	3,735,248
*China Power International Development, Ltd.	839,000	300,604
*China Railway Group, Ltd.	441,000	396,104
China Resources Enterprise, Ltd.	4,193,000	10,537,783
China Resources Land, Ltd.	748,000	1,809,519
China Resources Power Holdings Co., Ltd.	920,000	2,374,796
China Shenhua Energy Co., Ltd.	786,000	3,214,943
#*China Shipping Container Lines Co., Ltd.	292,000	113,820
China Shipping Development Co., Ltd.	98,000	148,586
*China Southern Airlines Co., Ltd. ADR	4,600	81,788
China Telecom Corp., Ltd. ADR	20,200	1,050,198
China Travel International Investment Hong Kong, Ltd.	1,992,000	497,022
China Unicom Hong Kong, Ltd. ADR	88,800	1,276,944
Citic Pacific, Ltd.	8,740,000	24,964,691
*CITIC Resources Holdings, Ltd.	2,180,000	697,833
CNOOC, Ltd.	45,000	59,989
CNOOC, Ltd. ADR	67,956	9,060,573
#Country Garden Holdings Co.	2,232,000	1,048,134
#Dalian Port (PDA) Co., Ltd.	596,000	260,325
Datang International Power Generation Co., Ltd.	380,000	248,915
Dongfeng Motor Corp.	204,000	217,060
#FU JI Food & Catering Services	289,000	283,405
#Guangshen Railway Co., Ltd. Sponsored ADR	1,400	34,090
Guangzhou R&F Properties Co., Ltd.	67,200	147,732
Harbin Power Equipment Co., Ltd.	494,000	583,154
Hengan International Group Co., Ltd.	36,000	209,277
#HKC (Holdings), Ltd.	2,784,213	239,958
#Hopson Development Holdings, Ltd.	420,000	672,078
*Huadian Power International Corp.	694,000	265,274
Huaneng Power International, Inc. ADR	8,800	275,088
Industrial & Commercial Bank of China, Ltd.	34,093,000	24,480,869
Jiangsu Express Co., Ltd.	764,000	669,799
#Jiangxi Copper Co., Ltd.	135,000	311,158
#Li Ning Co., Ltd.	435,500	1,446,189
#*Maanshan Iron and Steel Co., Ltd.	124,000	96,306
PetroChina Co., Ltd. ADR	115,210	13,565,977
*PICC Property and Casualty Co., Ltd.	168,000	130,301
Ping An Insurance (Group) Co. of China, Ltd.	248,500	2,186,180
*Semiconductor Manufacturing International Corp. ADR	255,943	678,249
Shanghai Electric Group Co., Ltd.	2,392,000	1,252,269
Shenzhen Expressway Co., Ltd.	744,000	380,613
Shenzhen International Holdings, Ltd.	6,415,000	479,101
Shimao Property Holdings, Ltd.	157,500	316,192
*Sino-Ocean Land Holdings, Ltd.	291,000	308,889
*Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	1,188	54,351
Sinotrans, Ltd.	951,000	239,974
Tencent Holdings, Ltd.	700,600	9,452,248
Tingyi (Cayman Islands) Holding Corp.	1,072,000	1,985,135
TPV Technology, Ltd.	802,000	435,799
Weichai Power Co., Ltd.	8,000	36,304
Zijin Mining Group Co., Ltd.	428,000	399,345
ZTE Corp.	1,456,088	6,363,581

TOTAL CHINA		240,905,263

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
CZECH REPUBLIC — (1.2%)
CEZ A.S.	301,862	$16,228,831
Komercni Banka A.S.	14,663	2,528,005
Telefonica 02 Czech Republic A.S.	326,466	8,870,353

TOTAL CZECH REPUBLIC		27,627,189

HUNGARY — (1.5%)
ELMU NYRT	185	26,233
Magyar Telekom Telecommunications P.L.C.	665,618	2,419,008
#MOL Hungarian Oil & Gas NYRT	100,838	7,404,208
#*OTP Bank NYRT	669,946	14,302,415
Richter Gedeon NYRT	47,862	9,438,412
Tisza Chemical Group NYRT	53,507	710,513

TOTAL HUNGARY		34,300,789

INDIA — (11.5%)
ACC, Ltd.	43,053	792,607
Adani Enterprises, Ltd.	51,000	884,341
Aditya Birla Nuvo, Ltd.	5,819	106,743
Ambuja Cements, Ltd.	1,162,146	2,636,381
Asea Brown Boveri India, Ltd.	97,291	1,420,096
Asian Paints, Ltd.	75,936	2,250,769
Aventis Pharma, Ltd.	3,628	94,752
Axis Bank, Ltd.	349,044	6,691,714
*Bajaj Auto, Ltd.	98,754	2,522,423
*Bajaj Finserv, Ltd.	59,835	425,817
*Bajaj Holdings and Investment, Ltd.	37,300	365,610
Bharat Electronics, Ltd.	7,300	223,413
*Bharti Airtel, Ltd.	852,924	7,344,610
Cipla, Ltd.	752,827	4,327,362
Colgate-Palmolive (India), Ltd.	84,376	1,176,016
Crompton Greaves, Ltd.	184,828	1,144,610
Cummins India, Ltd.	37,898	217,882
Dabur India, Ltd.	308,253	887,056
Divi’s Laboratories, Ltd.	63,020	704,987
Dr. Reddy’s Laboratories, Ltd.	167,347	2,849,462
*Dr. Reddy’s Laboratories, Ltd. ADR	83,498	1,398,592
EIH, Ltd.	129,641	316,865
Exide Industries, Ltd.	202,666	363,510
GAIL India, Ltd.	57,000	394,607
GAIL India, Ltd. Sponsored GDR	28,791	1,195,892
GlaxoSmithKline Pharmaceuticals, Ltd.	54,867	1,558,664
*Glenmark Pharmaceuticals, Ltd.	99,187	516,340
Godrej Consumer Products, Ltd.	109,632	505,366
*Grasim Industries, Ltd.	6,300	360,383
HCL Technologies, Ltd.	311,688	1,568,068
HDFC Bank, Ltd.	386,733	12,127,578
HDFC Bank, Ltd. ADR	44,016	4,303,444
Hero Honda Motors, Ltd. Series B	205,870	6,914,163
Hindustan Unilever, Ltd.	1,921,894	11,654,364
ICICI Bank, Ltd. Sponsored ADR	88,726	2,781,560
Infosys Technologies, Ltd.	657,429	28,259,814
Infosys Technologies, Ltd. Sponsored ADR	233,496	10,047,333
Infrastructure Development Finance Co., Ltd.	1,931	5,437
ITC, Ltd.	2,007,345	10,493,675
Jindal Steel & Power, Ltd.	104,510	6,426,361
JSW Steel, Ltd.	106,526	1,553,101
Jubilant Organosys, Ltd.	66,060	279,921
Larsen & Toubro, Ltd.	433,176	13,656,693
Lupin, Ltd.	48,124	951,681
*Mahanagar Telephone Nigam, Ltd.	130,940	280,791
Mahindra & Mahindra, Ltd.	254,183	4,541,334

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Mangalore Refinery & Petrochemicals, Ltd.	846,013	$1,493,883
Maruti Suzuki India, Ltd.	129,741	3,829,038
Motor Industries Co., Ltd.	20,203	1,642,994
Nirma, Ltd.	66,235	221,009
*Oracle Financial Services Software, Ltd.	14,000	451,248
Pantaloon Retail India, Ltd.	9,760	62,380
*Pantaloon Retail India, Ltd.- Class B	976	4,763
Petronet LNG, Ltd.	97,953	142,803
Piramal Healthcare, Ltd.	76,008	494,919
Proctor & Gamble Hygiene & Health Care, Ltd.	11,227	240,519
*Ranbaxy Laboratories, Ltd.	221,915	1,302,569
Reliance Capital, Ltd.	101,317	1,871,733
Reliance Communications, Ltd.	1,071,955	6,164,532
Reliance Energy, Ltd.	191,590	4,825,915
*Reliance Industries, Ltd.	1,030,847	42,085,052
*Reliance Natural Resources, Ltd.	1,099,793	1,918,388
Satyam Computer Services, Ltd.	772,898	1,691,370
Sesa Goa, Ltd.	534,990	2,698,825
Shree Cement, Ltd.	2,872	101,207
Shriram Transport Finance Co., Ltd.	2,300	14,651
Siemens India, Ltd.	153,743	1,547,212
Sterling Biotech, Ltd.	68,760	161,020
Sterlite Industries (India), Ltd. Series A	431,495	5,817,051
Sun Pharmaceuticals Industries, Ltd.	146,188	3,568,491
Sun TV Network, Ltd.	25,000	140,805
Tata Chemicals, Ltd.	62,804	334,039
Tata Consultancy Services, Ltd.	756,974	8,323,907
Tata Power Co., Ltd.	144,515	3,928,773
Tata Tea, Ltd.	8,903	157,639
*Tech Mahindra, Ltd.	6,379	113,273
Titan Industries, Ltd.	7,547	192,602
United Phosphorus, Ltd.	69,388	247,954
United Spirits, Ltd.	21,912	465,701
Videsh Sanchar Nigam, Ltd.	105,825	1,110,867
Wipro, Ltd.	440,456	4,511,818
Zee Entertainment Enterprises, Ltd.	402,083	1,561,629
*Zydus Wellness, Ltd.	11,485	29,114

TOTAL INDIA		262,991,881

INDONESIA — (2.3%)
PT Aneka Tambang Tbk	2,782,000	616,753
PT Astra Agro Lestari Tbk	160,000	310,884
PT Astra International Tbk	5,072,561	14,960,447
*PT Bakrie & Brothers Tbk	21,200,000	224,378
PT Bank Central Asia Tbk	9,187,000	3,485,554
PT Bank Danamon Indonesia Tbk	2,719,740	1,322,679
PT Bank Mandiri Persero Tbk	1,725,000	727,175
*PT Bank Pan Indonesia Tbk	8,711,500	631,183
PT Bank Rakyat Indonesia Tbk	1,910,000	1,403,393
PT Bumi Resources Tbk	15,481,000	4,359,343
*PT Holcim Indonesia Tbk	2,854,500	416,662
*PT Indo Tambangraya Megah Tbk	179,000	477,410
PT Indocement Tunggal Prakarsa Tbk	815,500	763,115
*PT Indosat Tbk	2,332,000	1,279,678
*PT International Nickel Indonesia Tbk	840,000	363,872
PT Kalbe Farma Tbk	3,591,000	473,605
*PT Lippo Karawaci Tbk	11,865,250	848,217
*PT Panasia Indosyntec Tbk	75,100	3,027
*PT Semen Gresik Tbk	2,976,500	1,784,725
PT Sinar Mas Agro Resources & Technology Tbk	1,152,500	357,765
PT Telekomunikasi Indonesia Tbk	14,011,140	12,527,477

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
PT Unilever Indonesia Tbk	3,430,000	$3,999,591
PT United Tractors Tbk	310,000	403,663

TOTAL INDONESIA		51,740,596

ISRAEL — (3.9%)
*Bank Hapoalim B.M.	2,669,942	8,779,721
*Bank Leumi Le-Israel B.M.	2,744,433	9,251,692
Bezeq Israeli Telecommunication Corp., Ltd.	2,044,881	4,068,620
Clal Industries, Ltd.	23,420	112,683
*Clal Insurance Enterprise Holdings, Ltd.	1,996	38,092
Discount Investment Corp.	32,858	765,308
Elbit Systems, Ltd.	47,891	3,178,473
IDB Holding Corp., Ltd.	—	8
Israel Chemicals, Ltd.	780,753	9,028,868
Koor Industries, Ltd.	1	15
Makhteshim-Agan Industries, Ltd.	507,986	2,635,262
*Migdal Insurance & Financial Holdings, Ltd.	261,456	410,230
*Mizrahi Tefahot Bank, Ltd.	141,699	1,046,637
Osem Investment, Ltd.	33,175	400,375
Partner Communications Co., Ltd.	115,542	2,200,598
Strauss Group, Ltd.	6,896	83,212
#Teva Pharmaceutical Industries, Ltd. Sponsored ADR	888,925	47,415,260

TOTAL ISRAEL		89,415,054

MALAYSIA — (4.2%)
Affin Holdings Berhad	312,600	159,963
Alliance Financial Group Berhad	301,700	211,387
AMMB Holdings Berhad	874,959	993,621
*Axiata Group Berhad	4,359,375	3,636,290
Batu Kawan Berhad	15,000	38,308
*Berjaya Corp. Berhad	734,800	193,930
Berjaya Sports Toto Berhad	803,458	994,889
Boustead Holdings Berhad	113,900	127,962
British American Tobacco Malaysia Berhad	239,100	3,155,221
Bumiputra-Commerce Holdings Berhad	3,095,227	9,476,901
Digi.Com Berhad	495,162	3,120,300
EON Capital Berhad	175,500	240,334
Fraser & Neave Holdings Berhad	61,000	163,408
Gamuda Berhad	805,700	767,715
Genting Berhad	3,086,500	5,696,260
Genting Malaysia Berhad	4,928,500	4,113,510
Genting Plantations Berhad	276,600	443,475
Hong Leong Bank Berhad	820,150	1,350,560
Hong Leong Financial Group Berhad	548,429	794,869
IJM Corp. Berhad	240,400	413,255
IOI Corp. Berhad	5,328,755	7,407,073
KLCC Property Holdings Berhad	778,600	698,708
Kuala Lumpur Kepong Berhad	814,200	2,888,234
Lafarge Malayan Cement Berhad	259,580	442,520
Malayan Banking Berhad	780,353	1,439,963
Malaysian Airlines System Berhad	599,367	527,491
Malaysian Bulk Carriers Berhad	63,000	57,222
Malaysian Pacific Industries Berhad	22,100	38,562
MISC Berhad	2,124,832	5,312,019
MMC Corp. Berhad	1,503,800	1,037,306
Nestle (Malaysia) Berhad	217,200	1,974,029
Oriental Holdings Berhad	241,300	355,926
Parkson Holdings Berhad	182,650	279,717
Petronas Dagangan Berhad	445,100	1,080,308
Petronas Gas Berhad	886,800	2,466,045
Plus Expressways Berhad	2,589,600	2,410,532

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
PPB Group Berhad	889,100	$3,711,946
Public Bank Berhad (B012W42)	44,291	128,357
Public Bank Berhad (B012W53)	1,550,201	4,577,771
RHB Capital Berhad	525,900	686,265
Sarawak Energy Berhad	430,200	262,599
Shell Refining Co. Federation of Malaysia Berhad	227,000	676,526
Sime Darby Berhad	3,457,620	8,094,719
SP Setia Berhad	971,150	1,223,505
Star Publications (Malaysia) Berhad	411,600	369,083
Telekom Malaysia Berhad	1,816,400	1,541,533
Tenaga Nasional Berhad	2,121,000	4,906,371
*UEM Land Holdings Berhad	700,625	342,110
UMW Holdings Berhad	729,066	1,282,200
YTL Corp. Berhad	1,420,966	2,922,242
YTL Power International Berhad	283,040	175,175

TOTAL MALAYSIA		95,408,215

MEXICO — (6.5%)
#America Movil S.A.B. de C.V. Series L	17,737,259	38,135,980
#*Carso Global Telecom S.A.B. de C.V. Telecom Series A1	1,166,771	4,659,487
#*Cementos de Mexico S.A.B. de C.V. Series B	267,800	252,006
#Coca-Cola Femsa S.A.B. de C.V. Series L	517,300	2,403,414
*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	28,827	12,920
Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,107	377
Corporativo Fragua S.A.B. de C.V. Series B	21	165
*Dine S.A.B. de C.V.	116,965	55,786
El Puerto de Liverpool S.A.B. de C.V. Series C1	316,000	1,172,231
Embotelladora Arca S.A.B. de C.V.	385,803	953,628
*Empresas ICA S.A.B. de C.V.	50	92
#Fomento Economico Mexicano S.A.B. de C.V. Series B & D	2,109,900	8,130,359
*Gruma S.A.B. de C.V. ADR	82,911	477,567
#Grupo Carso S.A.B. de C.V. Series A-1	990,932	3,225,837
#Grupo Elektra S.A. de C.V.	117,475	6,028,231
Grupo Financiero Banorte S.A.B. de C.V.	2,827,109	7,005,169
Grupo Financiero Inbursa S.A.B. de C.V. Series O	1,666,864	4,603,467
Grupo Gigante S.A.B. de C.V. Series B	62,282	64,715
#Grupo Industrial Bimbo S.A.B. de C.V. Series A	626,600	3,496,133
Grupo Industrial Maseca S.A.B. de C.V. Series B	229,000	132,625
*Grupo Kuo S.A.B. de C.V. Series B	68	41
Grupo Mexico S.A.B. de C.V. Series B	8,979,064	12,779,650
#*Grupo Modelo S.A.B. de C.V. Series C	924,700	3,616,474
*Grupo Nutrisa S.A. de C.V.	129	166
*Grupo Qumma S.A. de C.V. Series B	1,591	22
#Grupo Televisa S.A. de C.V.	1,704,800	6,162,783
Grupo Televisa S.A. de C.V. Sponsored ADR	109,820	1,986,644
#*Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	2,945,976	2,386,399
Industrias Penoles S.A.B. de C.V.	194,550	3,093,005
#Kimberly Clark de Mexico S.A.B. de C.V. Series A	690,100	2,873,457
#*Organizacion Soriana S.A.B. de C.V. Series B	2,134,000	5,332,981
*Promotora y Operadora de Infraestructura S.A. de C.V.	2,085	3,709
*Savia S.A. de C.V.	120,000	7,268
Telefonos de Mexico S.A. de C.V. Series A	200,000	158,983
Telefonos de Mexico S.A.B. de C.V.	9,705,800	7,722,610
Telmex Internacional S.A.B. de C.V. (B39SQ41)	200,000	127,489
#Telmex Internacional S.A.B. de C.V. (B39SR26)	9,705,800	6,150,166
Telmex Internacional S.A.B. de C.V. ADR	30,200	379,312
#Wal-Mart de Mexico S.A.B. de C.V. Series V	4,372,680	14,903,328

TOTAL MEXICO		148,494,676

PHILIPPINES — (0.6%)
Aboitiz Equity Ventures, Inc.	2,671,000	382,860

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
PHILIPPINES — (Continued)
*Aboitiz Power Corp.	530,000	$61,658
Ayala Corp. Series A	313,453	1,953,598
Ayala Land, Inc.	9,214,518	1,741,029
Banco de Oro Unibank, Inc.	1,292,908	941,134
Bank of the Philippine Islands	2,320,456	2,188,248
*Energy Development Corp.	970,000	90,619
*Filipina Water Bottling Corp.	2,006,957	—
*Jollibee Food Corp.	65,000	68,253
Metro Bank & Trust Co.	257,100	207,829
Philippine Long Distance Telephone Co.	100,210	5,278,931
Pilipino Telephone Corp.	876,000	158,419
Robinson’s Land Corp. Series B	183,100	34,622
SM Prime Holdings, Inc.	508,168	102,407

TOTAL PHILIPPINES		13,209,607

POLAND — (1.2%)
Asseco Poland SA	29,080	598,715
*Bank Handlowy w Warszawie SA	17,748	359,088
*Bank Pekao SA	163,030	8,141,977
*Bank Przemyslowo Handlowy BPH SA	2,029	35,951
*Bank Zackodni WBK SA	37,228	1,648,016
Browary Zywiec SA	13,634	2,414,969
*Getin Holdings SA	100,000	249,827
*KGHM Polska Miedz SA	61,000	1,814,307
Kredyt Bank SA	88,259	249,332
*Mondi Packaging Paper Swiecie SA	26,883	425,669
*PBG SA	5,605	435,296
Polski Koncern Naftowy Orlen SA	267,237	2,616,684
Polskie Gornictwo Naftowe I Gazownictwo SA	718,661	1,098,201
Powszechna Kasa Oszczednosci Bank Polski SA	176,070	2,012,769
Telekomunikacja Polska SA	1,112,400	5,696,013
TVN SA	35,681	165,571

TOTAL POLAND		27,962,385

SINGAPORE — (0.0%)
#*Genting Singapore P.L.C.	560,350	328,983

SOUTH AFRICA — (8.1%)
ABSA Group, Ltd.	362,514	5,503,789
Adcock Ingram Holdings, Ltd.	5,100	30,196
#African Bank Investments, Ltd.	318,206	1,213,792
African Rainbow Minerals, Ltd.	366,396	6,188,038
Anglo American Platinum Corp., Ltd.	114,526	8,212,856
AngloGold Ashanti, Ltd. Sponsored ADR	197,922	7,758,542
ArcelorMittal South Africa, Ltd.	330,893	4,254,272
*Aspen Pharmacare Holdings, Ltd.	37,154	285,223
Aveng, Ltd.	49,466	234,478
Barloworld, Ltd.	4,883	28,348
Bidvest Group, Ltd.	182,111	2,528,500
*Data Tec, Ltd.	10,700	29,752
Discovery Holdings, Ltd.	391,199	1,379,958
Exxaro Resources, Ltd.	83,898	884,213
FirstRand, Ltd.	1,540,707	2,986,917
Freeworld Coatings, Ltd.	117,583	120,059
Gold Fields, Ltd. Sponsored ADR	425,086	5,126,537
*Harmony Gold Mining Co., Ltd.	387,997	3,574,034
*Harmony Gold Mining Co., Ltd. Sponsored ADR	389,769	3,609,261
Impala Platinum Holdings, Ltd.	478,692	11,542,133
Investec, Ltd.	118,615	829,465
Kumba Iron Ore, Ltd.	15,092	399,238
Liberty Holdings, Ltd.	209,134	1,611,957

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Massmart Holdings, Ltd.	124,452	$1,216,202
#Mondi, Ltd.	11,693	53,283
MTN Group, Ltd.	1,637,683	26,954,586
Murray & Roberts Holdings, Ltd.	107,838	662,602
Naspers, Ltd. Series N	267,808	7,995,066
Nedbank Group, Ltd.	54,403	751,486
Network Healthcare Holdings, Ltd.	374,194	510,719
Pick’n Pay Stores, Ltd.	288,558	1,329,247
Pretoria Portland Cement Co., Ltd.	753,899	2,783,607
PSG Group, Ltd.	189,027	454,067
Sanlam, Ltd.	961,639	2,449,359
Sasol, Ltd. Sponsored ADR	1,270,370	45,377,616
Shoprite Holdings, Ltd.	596,920	4,379,797
#Standard Bank Group, Ltd.	843,110	10,141,100
Steinhoff International Holdings, Ltd.	694,492	1,365,707
*Super Group, Ltd.	513,680	48,356
#Telkom South Africa, Ltd.	521,362	2,596,085
Tiger Brands, Ltd.	76,245	1,536,766
Truworths International, Ltd.	138,004	704,764
#*Vodacom Group Pty, Ltd.	521,362	3,935,617

TOTAL SOUTH AFRICA		183,577,590

SOUTH KOREA — (11.3%)
Amorepacific Corp.	3,527	1,931,945
Cheil Industrial, Inc.	20,690	800,515
#Daewoo Engineering & Construction Co., Ltd.	218,088	2,304,398
#Daewoo International Corp.	47,246	999,202
Daewoo Securities Co., Ltd.	103,195	1,970,925
#Daewoo Shipbuilding & Marine Engineering Co., Ltd.	142,290	2,525,671
#Doosan Heavy Industries & Construction Co., Ltd.	14,950	851,535
#Doosan Infracore Co., Ltd.	82,000	1,085,678
Glovis Co., Ltd.	6,360	398,676
GS Engineering & Construction Corp.	27,320	1,943,908
GS Holdings Corp.	42,945	1,149,495
Hana Financial Group, Inc.	112,261	3,175,535
#Hankook Tire Manufacturing Co., Ltd.	84,420	1,352,644
Hite Brewery Co., Ltd.	6,098	848,269
*Hynix Semiconductor, Inc.	163,310	2,336,129
Hyundai Department Store Co., Ltd.	3,893	319,804
#Hyundai Development Co.	33,870	1,195,703
#Hyundai Heavy Industries Co., Ltd.	49,890	8,713,290
#Hyundai Merchant Marine Co., Ltd.	24,600	532,356
Hyundai Mobis	53,070	5,589,029
Hyundai Motor Co., Ltd.	95,919	6,870,176
*Hyundai Securities Co., Ltd.	18,410	264,486
#Hyundai Steel Co.	58,560	3,414,274
*Industrial Bank of Korea	78,210	894,540
#Kangwon Land, Inc.	150,410	1,994,132
*KB Financial Group, Inc.	139,085	6,013,201
KCC Corp.	7,410	2,081,911
#*Kia Motors Corp.	225,130	2,808,665
*Korea Electric Power Corp.	295,290	7,953,195
Korea Exchange Bank	200,200	1,934,625
Korea Gas Corp.	35,793	1,513,556
*Korea Investment Holdings Co., Ltd.	6,730	218,768
KT Corp.	195,930	6,334,086
KT&G Corp.	103,590	6,012,733
LG Chemical, Ltd.	32,392	4,004,633
#LG Corp.	129,413	6,961,904
*LG Display Co., Ltd. ADR	128,466	1,856,334
#LG Electronics, Inc.	88,910	9,359,768

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#*LG Hausys, Ltd.	4,382	$406,732
#LG Household & Healthcare Co., Ltd.	5,120	919,723
*LG Telecom, Ltd.	44,600	313,426
Lotte Confectionary Co., Ltd.	315	268,180
*LS Industrial Systems Co., Ltd.	1,000	56,101
#Macquarie Korea Infrastructure Fund	75,002	306,461
#*Mirae Asset Securities Co., Ltd.	7,275	461,446
#*NCsoft Corp.	4,529	489,637
*OCI Co., Ltd.	780	134,401
POSCO	46,060	18,705,191
S1 Corp.	3,130	142,327
Samsung Card Co., Ltd.	23,720	963,852
Samsung Corp.	100,930	3,808,929
#Samsung Electro-Mechanics Co., Ltd.	37,767	2,112,548
Samsung Electronics Co., Ltd.	97,139	57,196,083
Samsung Electronics Co., Ltd. ADR	49,372	14,551,918
#*Samsung Engineering Co., Ltd.	6,628	478,730
Samsung Fire and Marine Insurance, Ltd.	35,022	5,863,128
#Samsung Heavy Industries Co., Ltd.	126,000	3,321,628
Samsung SDI Co., Ltd.	20,352	1,687,847
Samsung Securities Co., Ltd.	33,780	2,099,918
*Samsung Techwin Co., Ltd.	7,702	440,575
*Shinhan Financial Group Co., Ltd.	218,686	7,356,850
Shinhan Financial Group Co., Ltd. ADR	16,770	1,128,286
#Shinsegae Co., Ltd.	12,596	5,441,772
SK Co., Ltd.	21,194	1,897,720
SK Energy Co., Ltd.	51,889	4,384,468
SK Telecom Co., Ltd.	56,085	8,469,522
#S-Oil Corp.	47,310	2,252,973
*STX Pan Ocean Co., Ltd.	30,480	304,592
Woongjin Coway Co., Ltd.	13,260	331,572
Woori Investment & Securities Co., Ltd.	67,386	1,010,955
Yuhan Corp.	776	123,066

TOTAL SOUTH KOREA		257,946,251

TAIWAN — (9.2%)
Acer, Inc.	2,802,239	5,908,007
Advanced Semiconductor Engineering, Inc.	2,990,899	2,114,888
Advantech Co., Ltd.	73,609	111,057
Asia Cement Corp.	2,380,693	2,547,970
Asustek Computer, Inc.	2,962,281	4,687,564
AU Optronics Corp.	1,294,052	1,436,049
AU Optronics Corp. Sponsored ADR	337,870	3,763,872
Catcher Co., Ltd.	164,027	459,660
Cathay Financial Holdings Co., Ltd.	2,746,761	4,215,142
Chang Hwa Commercial Bank	1,962,000	872,864
Cheng Shin Rubber Industry Co., Ltd.	980,718	1,889,419
Cheng Uei Precision Industry Co., Ltd.	233,232	466,112
Chi Mei Optoelectronic Corp.	1,590,000	887,995
*Chicony Electronics Co., Ltd.	199,367	442,341
China Development Financial Holding Corp.	3,970,000	971,601
China Steel Corp.	8,747,669	8,445,098
Chinatrust Financial Holdings Co., Ltd.	874,000	553,075
Chungwa Picture Tubes Co., Ltd.	2,676,000	419,568
Clevo Co.	471,643	676,504
Compal Electronics, Inc.	3,689,927	3,617,298
Delta Electronics Industrial Co., Ltd.	1,812,367	4,688,126
E.Sun Financial Holding Co., Ltd.	1,093,000	380,871
Epistar Corp.	224,000	611,351
Eternal Chemical Co., Ltd.	254,520	209,229
Evergreen International Storage & Transport Corp.	357,000	315,760

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Evergreen Marine Corp., Ltd.	481,869	$293,338
Everlight Electronics Co., Ltd.	146,000	406,890
Far East Textile, Ltd.	4,207,850	4,744,572
Feng Hsin Iron & Steel Co., Ltd.	170,000	260,570
First Financial Holding Co., Ltd.	5,210,574	3,201,866
*Formosa Chemicals & Fiber Co., Ltd.	4,748,445	7,413,249
Formosa International Hotels Corp.	35,200	457,888
Formosa Plastics Corp.	5,051,649	8,669,573
Formosa Taffeta Co., Ltd.	605,000	403,500
Foxconn Technology Co., Ltd.	684,791	1,790,354
Fubon Financial Holding Co., Ltd.	5,940,052	6,090,366
Giant Manufacture Co., Ltd.	168,000	465,225
Hon Hai Precision Industry Co., Ltd.	4,590,177	15,848,654
Hotai Motor Co., Ltd.	387,000	916,023
HTC Corp.	502,095	6,848,023
Hua Nan Financial Holding Co., Ltd.	5,559,124	3,525,058
*Innolux Display Corp.	1,698,000	2,234,839
Inventec Corp.	1,732,722	1,002,283
Largan Precision Co., Ltd.	43,000	550,667
Lee Chang Yung Chemical Industry Corp.	291,000	310,347
Lite-On Technology Corp.	504,000	572,266
Macronix International Co., Ltd.	1,726,335	902,909
Media Tek, Inc.	735,527	10,568,401
Mega Financial Holding Co., Ltd.	4,537,000	2,360,995
Mitac International Corp.	209,288	96,599
Nan Ya Plastic Corp.	7,084,565	9,114,779
*Nan Ya Printed Circuit Board Corp.	197,000	636,055
Pou Chen Corp.	1,911,754	1,350,717
President Chain Store Corp.	776,260	2,028,672
Shihlin Electric & Engineering Corp.	235,000	275,825
Shin Kong Financial Holding Co., Ltd.	1,800,619	732,604
Siliconware Precision Industries Co., Ltd.	2,347,324	3,082,679
SinoPac Holdings Co., Ltd.	2,807,000	922,742
Synnex Technology International Corp.	843,364	1,636,593
Taishin Financial Holdings Co., Ltd.	1,609,000	627,926
*Taiwan Business Bank	921,000	234,130
Taiwan Cement Corp.	2,415,895	2,556,382
Taiwan Cooperative Bank	2,997,634	1,843,696
Taiwan Glass Industrial Corp.	1,271,068	884,535
Taiwan Secom Co., Ltd.	150,000	226,355
Taiwan Semiconductor Manufacturing Co., Ltd.	22,386,590	39,864,872
*Tatung Co., Ltd.	1,058,000	270,251
Ton Yi Industrial Corp.	220,000	82,421
Transcend Information, Inc.	125,000	398,240
TSRC Corp.	368,000	433,354
U-Ming Marine Transport Corp.	648,860	1,227,461
Uni-President Enterprises Corp.	3,348,991	3,474,718
United Microelectronics Corp.	5,956,000	2,636,148
Walsin Lihwa Corp.	2,278,539	752,761
Wan Hai Lines Co., Ltd.	543,209	276,443
Wistron Corp.	1,139,690	2,271,375
Yang Ming Marine Transport Corp.	341,131	131,377
*Young Fast Optoelectronics Co., Ltd.	4,000	42,136
Yuanta Financial Holding Co., Ltd.	1,945,885	1,395,712

TOTAL TAIWAN		210,036,835

THAILAND — (1.4%)
Advance Info Service PCL (Foreign)	1,541,800	3,919,063
Bangkok Bank PCL (Foreign) NVDR	286,400	934,187
Bangkok Dusit Medical Services PCL (Foreign)	586,600	399,915
Bank of Ayudhya PCL (Foreign)	2,590,200	1,408,131

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Banpu PCL (Foreign)	115,100	$1,285,278
BEC World PCL (Foreign)	1,097,600	638,627
Bumrungrad Hospital PCL (Foreign)	297,000	224,736
C.P. ALL PCL (Foreign)	2,436,200	1,195,549
Charoen Pokphand Foods PCL (Foreign)	4,181,300	645,073
Delta Electronics (Thailand) PCL (Foreign)	622,510	285,370
*Electricity Generating PCL (Foreign) NVDR	60,000	130,473
*Glow Energy PCL (Foreign)	119,000	104,033
*IRPC PCL (Foreign)	4,240,300	426,148
Kasikornbank PCL (Foreign)	1,612,200	3,790,068
Krung Thai Bank PCL (Foreign)	9,090,370	2,243,876
Land & Houses PCL (Foreign) NVDR	790,000	119,556
Padaeng Industry PCL (Foreign) NVDR	344,000	148,598
PTT Aromatics & Refining PCL (Foreign)	1,287,137	741,342
PTT Chemical PCL (Foreign)	1,297,060	2,286,912
PTT Exploration & Production PCL (Foreign)	592,000	2,435,498
PTT PCL (Foreign)	218,400	1,540,288
Ratchaburi Electricity Generating Holding PCL (Foreign)	864,300	977,830
Siam Cement PCL (Foreign) (The)	117,100	634,879
Siam Cement PCL (Foreign) NVDR (The)	41,600	224,931
Siam City Bank PCL (Foreign)	833,100	440,664
Siam City Cement PCL (Foreign)	171,113	920,179
Siam Commercial Bank PCL (Foreign)	1,001,366	2,273,157
Siam Makro PCL (Foreign)	112,500	237,199
Thai Oil PCL (Foreign)	196,000	215,986
*TMB Bank PCL (Foreign)	3,780,000	89,974

TOTAL THAILAND		30,917,520

TURKEY — (2.0%)
Akbank T.A.S.	1,190,899	6,732,002
Aksigorta A.S.	97,752	299,224
Anadolu Efes Biracilik ve Malt Sanayi A.S.	385,869	4,144,761
*Asya Katilim Bankasi A.S.	151,578	290,756
Aygaz A.S.	—	1
BIM BirlesikMagazalar A.S.	17,544	689,945
*Dogan Sirketler Grubu Holding A.S.	2,048,599	1,548,306
*Dogan Yayin Holding A.S.	3	3
Enka Insaat ve Sanayi A.S.	385,612	1,329,843
*Eregli Demir ve Celik Fabrikalari Turk A.S.	775,240	2,578,354
Ford Otomotiv Sanayi A.S.	114,792	586,815
*Koc Holding A.S. Series B	1,182,181	2,810,031
*TAV Havalimanlari Holding A.S.	48,000	134,841
Tofas Turk Otomobil Fabrikasi A.S.	1	1
Tupras-Turkiye Petrol Rafinerileri A.S.	216,078	2,802,890
*Turk Ekonomi Bankasi A.S.	—	—
Turk Hava Yollari Anonim Ortakligi A.S	131,400	208,004
*Turk Sise ve Cam Fabrikalari A.S.	531,423	485,008
Turkcell Iletisim Hizmetleri A.S.	240,093	1,525,554
*Turkiye Garanti Bankasi A.S.	2,842,585	10,106,898
Turkiye Halk Bankasi A.S.	139,950	754,564
Turkiye Is Bankasi A.S.	1,429,127	4,961,335
*Turkiye Vakiflar Bankasi T.A.O.	385,861	814,585
*Yapi ve Kredi Bankasi A.S.	1,249,137	2,623,949

TOTAL TURKEY		45,427,670

TOTAL COMMON STOCKS		1,886,668,606

PREFERRED STOCKS — (6.0%)
BRAZIL — (6.0%)
*Aracruz Celulose SA Series B	102,635	204,087
Banco Bradesco SA	1,309,241	20,553,487
Brasil Telecom Participacoes SA	222,326	1,893,480

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Brasil Telecom Participacoes SA ADR	9,465	$400,464
Brasil Telecom SA	234,762	1,688,600
*Braskem SA Preferred A Sponsored ADR	39,323	351,941
#Cia Vale do Rio Doce	302,400	5,201,280
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	85,300	3,992,040
Companhia de Bebidas das Americas	83	5,837
Companhia de Bebidas das Americas Preferred ADR	151,600	10,662,028
Companhia Energetica de Minas Gerais SA	409,748	5,872,517
Companhia Energetica de Minas Gerais SA Sponsored ADR	25,925	370,209
Empresa Nasional de Comercio Redito e Participacoes SA	480	4,042
Gerdau SA	756,268	8,860,790
Itau Unibanco Holding SA	1,605,232	28,676,073
Net Servicos de Comunicacao SA Preferred ADR	197,391	2,005,493
*Sadia SA ADR	185,826	1,624,119
Tele Norte Leste Participacoes SA	180,034	2,759,733
Tele Norte Leste Participacoes SA ADR	127,600	1,963,764
Telecomunicacoes de Sao Paulo SA	96,700	2,259,745
Telemar Norte Leste SA	37,912	1,015,999
Ultrapar Participacoes SA Sponsored ADR	113,254	3,844,973
Usinas Siderurgicas de Minas Gerais SA Series A	193,962	4,605,395
Vale SA Series A	1,412,691	24,418,751
Vale SA Series B	81,160	—
Vivo Participacoes SA	134,958	3,069,151
*Votorantim Celulose e Papel SA Sponsored ADR	19,979	298,486

TOTAL BRAZIL		136,602,484

INDIA — (0.0%)
Tata Steel, Ltd.	533,337	850,040

TOTAL PREFERRED STOCKS		137,452,524

RIGHTS/WARRANTS — (0.0%)
SOUTH KOREA — (0.0%)
*KB Financial Group, Inc. Rights 08/27/09	10,805	139,435

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $2,295,000 FNMA 6.00%, 10/01/38, valued at $1,984,527) to be repurchased at $1,953,031	$1,953	1,953,000

THE EMERGING MARKETS SERIES

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (11.1%)
§@DFA Short Term Investment Fund LP	249,949,947	$249,949,947
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by various corporate obligations, ranging in par value from $374,557 to $155,229,000, rates ranging from 3.977%(r) to 7.000%, maturities ranging from 03/01/18 to 02/01/48, valued at $1,767,805) to be repurchased at $1,733,171	$1,733	1,733,142

TOTAL SECURITIES LENDING COLLATERAL		251,683,089

TOTAL INVESTMENTS — (100.0%) (Cost $1,325,179,264)##		$2,277,896,654

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	—	$5,294,110	—	$5,294,110
Brazil	$114,947,709	—	—	114,947,709
Chile	46,136,283	—	—	46,136,283
China	84,098,072	156,807,191	—	240,905,263
Czech Republic	—	27,627,189	—	27,627,189
Hungary	—	34,300,789	—	34,300,789
India	19,731,583	243,260,298	—	262,991,881
Indonesia	—	51,740,596	—	51,740,596
Israel	47,415,260	41,999,794	—	89,415,054
Malaysia	—	95,408,215	—	95,408,215
Mexico	148,486,844	7,832	—	148,494,676
Philippines	—	13,209,607	—	13,209,607
Poland	—	27,962,385	—	27,962,385
Singapore	—	328,983	—	328,983
South Africa	65,807,574	117,770,016	—	183,577,590
South Korea	23,956,470	233,989,781	—	257,946,251
Taiwan	3,763,872	206,272,963	—	210,036,835
Thailand	30,917,520	—	—	30,917,520
Turkey	—	45,427,670	—	45,427,670
Preferred Stocks
Brazil	136,602,484	—	—	136,602,484
India	—	850,040	—	850,040
Rights/Warrants
South Korea	—	139,435	—	139,435
Temporary Cash Investments	—	1,953,000	—	1,953,000
Securities Lending Collateral	—	251,683,089	—	251,683,089

TOTAL	$721,863,671	$1,556,032,983	—	$2,277,896,654

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value††
COMMON STOCKS — (86.8%)
ARGENTINA — (0.1%)
*Banco Suquia SA	76,789	$—
Ferrum SA de Ceramica y Metalurgica Series B	37,700	25,090
Petrobras Energia Participacio	1,365,060	939,944

TOTAL ARGENTINA		965,034

BRAZIL — (6.2%)
Acos Villares SA	719,000	285,172
*Acucar Guarani SA	18,000	51,518
AES Tiete SA (2440693)	53,900	511,339
AES Tiete SA (2441038)	97,828	1,064,402
All America Latina Logistica SA	350,500	2,212,992
American Banknote SA	66,200	557,063
*Anhanguera Educacional Participacoes SA	126,200	1,251,347
B2W Cia Global Do Varejo	123,200	2,855,903
*Banco ABC Brasil SA	23,000	97,264
Banco Alfa de Investimento SA	700	2,881
*Banco Cruzeiro do Sul SA	19,400	62,180
*Banco Daycoval SA	10,300	43,337
*Banco Industrial e Comercial SA	60,300	291,521
*Banco Panamericano SA	63,700	173,440
Banco Pine SA	62,500	297,133
Banco Sofisa SA	92,600	260,566
Bematech SA	68,200	241,254
*Bombril SA	17,600	54,618
*BR Malls Participacoes SA	120,800	1,256,074
*BRF - Brasil Foods SA ADR	71,200	3,141,344
*Brookfield Incorporacoes SA	98,100	315,476
*Camargo Correa Desenvolvimento Imobiliario SA	13,100	40,583
Cia de Gas de Sao Paulo	24,800	453,265
Cia de Saneamento de Minas Gerais-Copasa	75,300	1,028,754
Cia de Saneamento do Parana	176,900	194,370
Cia Energetica de Sao Paulo	156,900	1,617,144
Cia Hering	27,900	229,540
*Comgas Cia Gas Redeem B Share	328	5,995
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	33,100	1,115,801
*Cosan SA Industria e Comercio	169,700	1,558,975
Cremer SA	12,000	74,608
Cyrela Brazil Realty SA	326,200	3,355,100
*Diagnosticos Da America SA	126,800	2,704,885
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	124,900	2,338,340
Energias do Brazil SA	52,102	768,231
*Equatorial Energia SA	19,300	173,785
Eternit SA	148,770	596,436
*Even Construtora e Incorporadora SA	12,500	38,054
Ferbasa-Ferro Ligas Da Bahia	92,500	475,948
Fertilizantes Fosfatados SA	134,100	1,257,805
Gafisa SA	150,800	1,927,686
*Global Village Telecom Holding SA	178,300	3,450,844
Globex Utilidades SA	58,737	263,187
*Grendene SA	54,700	608,348
*Guararapes Confeccoes SA	3,800	75,134
*IdeiasNet SA	234,800	427,882
*Iguatemi Empresa de Shopping Centers SA	44,200	530,424
Industrias Romi SA	77,500	448,613
JBS SA	138,900	551,654
JHSF Participacoes SA	39,700	55,324

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
*Klabin Segall SA	38,000	$81,061
Light SA	199,200	2,594,431
Localiza Rent a Car SA	219,700	1,766,314
Lojas Americanas SA	8,000	38,590
Lojas Renner SA	273,700	4,007,763
*LPS Brasila Consultoria de Imoveis SA	15,200	101,021
*Lupatech SA	34,700	397,076
M Dias Branco SA	44,100	744,553
*M&G Poliester SA	640,780	34,344
*Magnesita Refratarios SA	441,455	2,373,198
Mangels Industrial SA	14,600	52,351
*Marisa SA	11,600	45,014
*Medial Saude SA	48,250	218,525
*Mmx Mineracao e Metalicos SA	120,800	459,697
*MPX Energia SA	46,000	400,643
*Multiplan Empreendimentos Imobiliarios SA	2,500	32,065
Natura Cosmeticos SA	177,300	2,525,866
Obrascon Huarte Lain Brasil SA	6,200	66,794
OdontoPrev SA	47,400	774,355
*Parana Banco SA	24,700	104,585
*Paranapanema SA	85,998	188,059
*PDG Realty SA Empreendimentos e Participacoes	176,900	2,512,582
*Plascar Participacoes Industriais SA	99,700	125,043
Porto Seguro SA	261,800	2,343,326
*Positivo Informatica SA	33,300	243,804
*Rodobens Negocios Imobiliarios SA	2,500	24,119
*Rossi Residencial SA	148,600	863,365
Sao Carlos Empreendimentos e Participacoes SA	51,500	425,084
*Sao Martinho SA	64,100	544,545
Sao Paulo Alpargatas SA	5,100	195,444
*SLC Agricola SA	12,100	115,763
*Sul America SA	29,700	525,152
*Tam SA	135,800	1,674,072
*Terna Participacoes SA	3,800	78,719
Totvs SA	49,764	1,995,094
Universo Online SA	72,700	307,828

TOTAL BRAZIL		70,373,784

CHILE — (1.5%)
Aguas Andinas SA Series A	489,473	198,123
Banmedica SA	1,312,094	1,333,799
Cementos Bio-Bio SA	452,622	920,218
Cintac SA	324,650	121,207
Compania de Consumidores de Gas Santiago SA	71,374	290,219
*Compania SudAmericana de Vapores SA	1,981,730	1,465,099
CorpBanca SA	327,140,907	1,976,571
CorpBanca SA ADR	31,658	946,574
Cristalerias de Chile SA	159,630	1,723,019
Embotelladora Andina SA Series B ADR	900	16,425
*Empresas Iansa SA	4,176,187	275,171
Farmacias Ahumada SA	242,158	456,522
Industrias Forestales SA	20,000	4,972
Madeco SA	5,444,501	360,350
#Madeco SA Sponsored ADR	261,622	1,713,624
Masisa SA	8,936,076	1,179,255
Parque Arauco SA	1,055,338	990,853
Soquimic Comercial SA	562,478	233,911
Vina Concha Y Toro SA	1,152,066	2,384,833
Vina Concha Y Toro SA Sponsored ADR	200	8,320
Vina San Pedro Tarapaca SA	40,113,498	303,974

TOTAL CHILE		16,903,039

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHINA — (12.5%)
Agile Property Holdings, Ltd.	1,276,000	$1,794,928
#Ajisen China Holdings, Ltd.	480,000	324,770
Anhui Expressway Co., Ltd.	834,000	514,572
#Baoye Group Co., Ltd.	2,298,000	1,524,383
#Beijing Capital Land, Ltd.	5,436,000	2,455,371
Beijing North Star Co., Ltd.	536,000	229,149
#Bosideng International Holdings, Ltd.	814,000	118,469
#*Brilliance China Automotive Holdings, Ltd.	18,522,000	2,623,477
#*Byd Co., Ltd.	482,000	2,663,573
#*China Aerospace International Holdings, Ltd.	13,201,500	1,342,206
China Agri-Industries Holdings, Ltd.	712,000	526,313
#*China Eastern Airlines Corp., Ltd.	2,194,000	708,699
China Everbright International, Ltd.	5,281,800	2,012,223
China Everbright, Ltd.	372,000	1,169,272
#China Gas Holdings, Ltd.	5,115,500	1,377,841
China High Speed Transmission Equipment Group Co., Ltd.	300,000	749,910
*China Mengniu Dairy Co., Ltd.	123,000	293,757
*China Mining Resources Group, Ltd.	28,069,900	1,645,481
*China Power International Development, Ltd.	5,805,200	2,079,934
*China Power New Energy Development Co., Ltd.	1,080,000	84,864
#China Shineway Pharmaceutical Group, Ltd.	460,200	448,449
#China State Construction International Holdings, Ltd.	2,984,000	1,562,882
China Travel International Investment Hong Kong, Ltd.	21,347,000	5,326,274
#China Yurun Food Group, Ltd.	2,622,000	4,138,714
Chongqing Iron and Steel Co., Ltd.	3,824,000	1,933,634
*CITIC 21CN Co., Ltd.	4,363,200	165,747
#*CITIC Resources Holdings, Ltd.	8,560,600	2,740,306
#COSCO International Holdings, Ltd.	5,483,000	2,582,165
COSCO Pacific, Ltd.	566,000	783,501
Dachan Food Asia, Ltd.	101,000	22,893
Denway Motors, Ltd.	1,344,000	666,333
Digital China Holdings, Ltd.	443,800	317,085
Dongfang Electric Co., Ltd.	63,000	308,267
*Enerchina Holdings, Ltd.	10,646,167	183,470
First Tractor Co., Ltd.	303,176	109,626
Fosun International	532,000	425,857
*Founder Holdings, Ltd.	3,896,900	198,263
#FU JI Food & Catering Services	1,857,800	1,821,831
Great Wall Motor Co., Ltd.	698,500	796,752
Great Wall Technology Co., Ltd.	1,708,000	606,953
Guangdong Investment, Ltd.	5,402,000	3,019,456
#Guangzhou Shipyard International Co., Ltd.	280,000	570,935
#GZI Transport, Ltd.	2,027,300	857,067
*Hidili Industry International Development, Ltd.	309,000	353,400
#HKC (Holdings), Ltd.	23,164,206	1,996,410
#Hopson Development Holdings, Ltd.	3,914,000	6,263,126
#*Hunan Non-Ferrous Metal Corp., Ltd.	15,042,000	4,354,489
Kingdee International Software Group Co., Ltd.	1,620,000	302,640
#Kingsoft Corp., Ltd.	179,000	181,086
#*Kingway Brewery Holdings, Ltd.	7,765,800	1,449,655
KWG Property Holding, Ltd.	969,500	735,925
Lianhua Supermarket Holdings Co., Ltd.	326,000	599,177
#*Lingbao Gold Co., Ltd.	2,356,000	889,856
#Lonking Holdings, Ltd.	3,324,000	2,348,867
*Minmetals Resources, Ltd.	9,594,000	2,730,504
*Nanjing Panda Electronics Co., Ltd.	284,000	72,664
Neo-China Land Group (Holdings), Ltd.	1,594,025	1,046,908
New World Department Store China, Ltd.	170,000	147,814
Qunxing Paper Holdings Co., Ltd.	158,000	89,377
#*Semiconductor Manufacturing International Corp.	175,645,000	9,455,952
Shanghai Industrial Holdings, Ltd.	271,000	1,464,833

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
Shanghai Prime Machinery Co., Ltd.	6,050,000	$1,168,598
Shenji Kunming Machine Tool Co., Ltd.	95,000	72,887
Shenzhen Expressway Co., Ltd.	2,290,000	1,171,509
Shenzhen International Holdings, Ltd.	72,504,300	5,414,944
Shenzhen Investment, Ltd.	14,500,000	7,165,230
Shimao Property Holdings, Ltd.	632,500	1,269,788
Shougang Concord International Enterprises Co., Ltd.	11,314,100	2,270,684
#*Sichuan Expressway Co., Ltd.	1,552,000	663,782
SinoCom Software Group, Ltd.	2,024,200	271,941
Sinolink Worldwide Holdings, Ltd.	16,517,300	2,657,905
*Sino-Ocean Land Holdings, Ltd.	162,794	172,802
#Skyworth Digital Holdings, Ltd.	15,263,400	5,698,440
#*SRE Group, Ltd.	13,466,053	1,820,834
*Stone Group Holdings, Ltd.	13,122,000	692,827
#*TCL Communication Technology Holdings, Ltd.	2,698,799	375,971
#*TCL Multimedia Technology Holdings, Ltd.	3,879,510	2,058,714
Tiangong International Co., Ltd.	42,000	16,962
#Tianjin Capital Environmental Protection Group Co., Ltd.	1,542,000	434,775
#Tianjin Development Holdings, Ltd.	1,515,800	1,071,571
#Towngas China Co., Ltd.	2,893,000	1,002,719
TPV Technology, Ltd.	15,512,000	8,429,065
Vinda International Holdings, Ltd.	140,000	96,240
Weichai Power Co., Ltd.	73,600	333,995
Weiqiao Textile Co., Ltd.	3,389,000	2,131,356
*Welling Holdings, Ltd.	466,000	18,340
#Xiamen International Port Co., Ltd.	7,668,000	1,551,661
Xinao Gas Holdings, Ltd.	2,178,000	3,619,135
Xinjiang Xinxin Mining Industry Co., Ltd.	241,000	160,034
#Xinyu Hengdeli Holdings, Ltd.	948,000	350,434
*Xiwang Sugar Holdings Co., Ltd.	2,898,178	604,597
Zhejiang Expressway Co., Ltd.	290,000	279,724
*Zhejiang Glass Co., Ltd.	445,000	141,626

TOTAL CHINA		141,497,425

HUNGARY — (0.3%)
*Danubius Hotel & Spa NYRT	47,091	889,364
*FHB Mortgage Bank NYRT	25,842	107,445
*Fotex Holding SE Co., Ltd.	119,895	246,751
#*Pannonplast NYRT	194,795	868,488
*RABA Automotive Holding NYRT	300,981	1,041,992
Zwack Unicum NYRT	1,100	85,413

TOTAL HUNGARY		3,239,453

INDIA — (10.9%)
*3M India, Ltd.	4,899	148,282
*Aban Offshore, Ltd.	3,631	79,033
*Abhishek Industries, Ltd.	216,492	57,967
Adlabs Films, Ltd.	66,472	476,435
Ador Welding, Ltd.	17,588	49,522
Aftek, Ltd.	125,900	39,560
*Agro Tech Foods, Ltd.	39,674	121,817
Ajmera Realty & Infra India, Ltd.	33,510	115,938
Alembic, Ltd.	329,290	275,331
Allahabad Bank, Ltd.	57,178	105,882
Alok Industries, Ltd.	969,073	422,511
Alstom Projects India, Ltd.	8,579	94,551
*Andhra Bank	81,607	157,473
Ansal Properties & Infrastructure, Ltd.	196,315	257,867
Apollo Hospitals Enterprise, Ltd.	124,821	1,437,527
Apollo Tyres, Ltd.	880,050	740,865
*Aptech, Ltd.	69,254	257,063

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Arvind Mills, Ltd.	279,573	$162,690
*Asahi India Glass, Ltd.	307,030	386,324
Ashapura Minechem, Ltd.	134,220	118,023
Ashok Leyland, Ltd.	445,998	338,425
Asian Hotels, Ltd.	26,208	170,402
Aurobindo Pharma, Ltd.	108,294	1,332,215
Automotive Axles, Ltd.	19,185	85,713
Avaya GlobalConnect, Ltd.	27,160	68,946
Aventis Pharma, Ltd.	23,466	612,860
Bajaj Auto Finance, Ltd.	54,772	215,683
Bajaj Hindusthan, Ltd.	81,444	313,065
*Bajaj Holdings and Investment, Ltd.	22,180	217,406
Balaji Telefilms, Ltd.	131,073	138,992
Ballarpur Industries, Ltd.	1,021,629	495,920
Balmer Lawrie & Co., Ltd.	23,290	211,538
Balrampur Chini Mills, Ltd.	876,659	2,174,519
*Bank of Maharashtra, Ltd.	660,031	579,469
Bank of Rajasthan, Ltd.	258,218	310,955
Bannari Amman Sugars, Ltd.	15,919	369,765
Bata India, Ltd.	86,199	300,752
BEML, Ltd.	8,967	198,722
*Bengal and Assam Co., Ltd. - Private C	3,943	3,439
Berger Paints India, Ltd.	577,884	524,108
Bharat Forge, Ltd.	110,747	486,498
Bharati Shipyard, Ltd.	44,652	143,766
Bhushan Steel & Strips, Ltd.	82,431	1,339,149
Biocon, Ltd.	54,276	247,786
Birla Corp., Ltd.	124,628	794,418
Blue Dart Express, Ltd.	16,011	175,253
Blue Star, Ltd.	130,203	1,049,028
Bombay Burmah Trading Co.	10,000	54,193
Bombay Dyeing & Manufacturing Co., Ltd.	56,142	413,074
*Bombay Rayon Fashions, Ltd.	37,443	135,638
Britannia Industries, Ltd.	30,375	1,180,035
Cadila Healthcare, Ltd.	72,934	702,760
Carborundum Universal, Ltd.	152,175	422,287
Century Enka, Ltd.	37,178	103,621
CESC, Ltd.	164,998	1,081,159
Chambal Fertilizers & Chemicals, Ltd.	637,986	753,918
*Chemplast Sanmar, Ltd.	79,745	8,665
Chennai Petroleum Corp., Ltd.	231,113	882,868
*Chi Investments, Ltd.	27,539	23,205
Cholamandalam DBS Finance, Ltd.	42,010	51,216
City Union Bank, Ltd.	504,250	243,645
Clariant Chemicals (India), Ltd.	25,417	159,011
CMC, Ltd.	29,521	503,931
Coromandel Fertilisers, Ltd.	236,478	910,573
Corporation Bank	47,850	348,798
Cranes Software International, Ltd.	182,944	162,779
Crisil, Ltd.	10,145	881,097
Cummins India, Ltd.	53,126	305,431
Dalmia Cement (Bharat), Ltd.	60,289	182,078
DCM Shriram Consolidated, Ltd.	258,455	309,435
Deepak Fertilizers & Petrochemicals Corp., Ltd.	172,498	299,159
Dishman Pharmaceuticals & Chemicals, Ltd.	160,467	627,620
E.I.D. - Parry (India), Ltd.	178,726	1,097,365
*Edelweiss Capital, Ltd.	10,155	91,664
Eicher Motors, Ltd.	44,035	347,509
EIH, Ltd.	136,145	332,762
Elder Pharmaceuticals, Ltd.	45,749	265,052
Electrosteel Casings, Ltd.	384,060	313,644

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
Elgi Equipments, Ltd.	112,237	$129,447
Esab India, Ltd.	31,753	274,052
*Escorts, Ltd.	105,268	160,502
Essel Propack, Ltd.	229,455	142,861
*Eveready Industries (India), Ltd.	149,446	147,820
*Everest Kanto Cylinder, Ltd.	35,000	132,453
Exide Industries, Ltd.	1,026,382	1,840,963
FAG Bearings (India), Ltd.	26,817	242,069
FDC, Ltd.	423,054	381,059
Federal Bank, Ltd.	279,298	1,398,789
Financial Technologies (India), Ltd.	29,448	865,368
Finolex Cables, Ltd.	253,437	211,642
Finolex Industries, Ltd.	229,394	242,875
*Fortis Healthcare, Ltd.	42,000	90,202
Gammon India, Ltd.	141,799	489,719
Geodesic, Ltd.	144,811	346,727
Geometric, Ltd.	103,884	80,563
GHCL, Ltd.	159,986	127,032
Gillette India, Ltd.	8,591	167,307
GlaxoSmithKline Consumer Healthcare, Ltd.	56,286	1,291,262
Godfrey Phillips India, Ltd.	2,778	103,341
Godrej Consumer Products, Ltd.	295,660	1,362,891
Godrej Industries, Ltd.	146,574	467,675
*Goetze (India), Ltd.	60,504	87,900
Graphite India, Ltd.	221,802	236,358
Great Eastern Shipping Co., Ltd.	78,007	418,953
*Great Offshore, Ltd.	42,090	421,195
Greaves Cotton, Ltd.	123,608	323,619
*GTL Infrastructure, Ltd.	516,486	404,256
*GTL, Ltd.	172,195	1,079,933
Gujarat Alkalies & Chemicals, Ltd.	135,835	289,286
Gujarat Ambuja Exports, Ltd.	180,510	81,081
Gujarat Fluorochemicals, Ltd.	164,960	507,692
Gujarat Gas Co., Ltd.	85,660	657,132
Gujarat Narmada Valley Fertilizers Co., Ltd.	246,752	473,629
Gujarat State Fertilizers & Chemicals, Ltd.	129,079	401,195
*GVK Power & Infrastructure, Ltd.	609,218	550,376
H.E.G., Ltd.	76,619	414,124
HCL Infosystems, Ltd.	280,963	697,074
*HeidelbergCement India, Ltd.	274,729	250,285
Hexaware Technologies, Ltd.	166,745	244,504
Hikal, Ltd.	17,498	98,894
*Himachal Futuristic Communications, Ltd.	705,174	178,917
*Himatsingka Seide, Ltd.	115,558	86,840
Hinduja Global Solutions, Ltd.	36,075	306,685
*Hinduja Ventures, Ltd.	36,075	165,659
Hindustan Construction Co., Ltd.	512,201	1,258,566
*Hindustan Motors, Ltd.	280,005	122,570
Hindustan Oil Exploration Co., Ltd.	68,772	206,095
*Honeywell Automation India, Ltd.	6,781	227,060
Hotel Leelaventure, Ltd.	580,370	411,546
*Housing Development & Infrastructure, Ltd.	71,424	412,206
HSIL, Ltd.	69,904	71,688
ICI India, Ltd.	50,985	577,021
*ICSA (India), Ltd.	8,443	32,317
India Cements, Ltd.	148,839	434,742
India Glycols, Ltd.	47,189	82,271
*India Infoline, Ltd.	94,224	268,340
Indiabulls Financial Services, Ltd	226,804	940,269
Indiabulls Real Estate, Ltd.	125,346	643,447
*Indian Hotels Co., Ltd.	640,595	914,607

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
Indian Overseas Bank	196,756	$360,716
Indo Rama Synthetics (India), Ltd.	136,867	81,054
Indoco Remedies, Ltd.	12,300	47,229
IndusInd Bank, Ltd.	447,357	812,289
INEIS ABS India, Ltd.	23,441	67,919
Infomedia 18, Ltd.	23,790	40,182
Infotech Enterprises, Ltd.	87,418	420,671
*ING Vysya Bank, Ltd.	19,494	86,465
Ipca Laboratories, Ltd.	50,588	644,835
*IRB Infrastructure Developers, Ltd.	215,222	824,582
IVRCL Infrastructures & Projects, Ltd.	246,781	1,728,603
J.B. Chemicals & Pharmaceuticals, Ltd.	136,681	124,574
Jain Irrigation Systems, Ltd.	111,368	1,625,934
*Jaiprakash Hydro Power, Ltd.	236,636	408,311
Jammu & Kashmir Bank, Ltd.	74,481	704,354
JBF Industries, Ltd.	99,101	195,901
*Jet Airways (India), Ltd.	15,491	82,920
Jindal Poly Films, Ltd.	29,404	180,426
Jindal Saw, Ltd.	73,518	747,335
*JK Tyre and Industries, Ltd.	67,734	124,716
JSL, Ltd.	232,194	386,635
Jubilant Organosys, Ltd.	91,504	387,737
*Jyoti Structures, Ltd.	116,466	355,689
K.S.B. Pumps, Ltd.	15,895	126,846
Kajaria Ceram	52,155	41,279
Karnataka Bank, Ltd.	198,190	563,598
Karur Vysya Bank, Ltd.	103,349	702,318
KEC International, Ltd.	50,258	480,825
Kesoram Industries, Ltd.	83,108	621,032
Kirloskar Oil Engines, Ltd.	374,592	916,896
*Koutons Retail India, Ltd.	6,600	55,909
KPIT Cummins Infosystems, Ltd.	107,009	118,151
*KS Oils, Ltd.	254,017	286,889
Lakshmi Machine Works, Ltd.	5,560	115,336
LIC Housing Finance, Ltd.	148,431	1,908,362
Lupin, Ltd.	40,135	793,694
*Macmillan Publishers India	479	445
MADRas Cements, Ltd.	51,240	125,424
*Mahanagar Telephone Nigam, Ltd.	290,051	621,993
Maharashtra Scooters, Ltd.	4,550	13,760
Maharashtra Seamless, Ltd.	99,628	526,085
Mahindra Lifespace Developers, Ltd.	56,900	357,652
Mangalam Cement, Ltd.	49,704	146,383
Marico, Ltd.	901,020	1,650,283
Mastek, Ltd.	59,764	291,305
*MAX India, Ltd.	261,485	1,137,480
*Megasoft, Ltd.	21,301	10,210
Mercator Lines, Ltd.	350,017	430,367
Merck, Ltd.	20,256	167,102
Micro Inks, Ltd.	11,233	53,630
Monnet Ispat, Ltd.	67,091	383,305
Monsanto India, Ltd.	11,378	373,714
Moser Baer (India), Ltd.	372,370	693,090
Motherson Sumi Systems, Ltd.	666,405	1,073,808
Mphasis, Ltd.	214,746	2,143,265
MPS, Ltd.	479	646
MRF, Ltd.	7,798	755,011
Mukand, Ltd.	111,752	99,275
Mukta Arts, Ltd.	672	677
Nagarjuna Construction Co., Ltd.	309,858	921,290
*Nagarjuna Fertilizers & Chemicals, Ltd.	836,022	625,005

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
Nahar Capital & Financial Services, Ltd.	31,896	$24,009
Nahar Poly Films, Ltd.	45,938	19,101
Nahar Spinning Mills, Ltd.	67,990	61,630
*Navneet Publications (India), Ltd.	67,988	135,137
*NELCO, Ltd.	28,769	32,333
NIIT Technologies, Ltd.	114,330	238,478
NIIT, Ltd.	340,635	430,775
Nirma, Ltd.	28,800	96,098
NOCIL, Ltd.	201,948	105,721
Nucleus Software Exports, Ltd.	42,062	80,357
OCL India, Ltd.	56,194	130,793
*Octav Investments, Ltd.	4,020	2,071
Omax Autos, Ltd.	40,939	31,596
*OnMobile Global, Ltd.	15,514	210,534
Opto Circuits India, Ltd.	347,144	1,260,423
Orchid Chemicals & Pharmaceuticals, Ltd.	113,459	229,803
Orient Paper and Industries, Ltd.	296,620	328,900
Oriental Bank of Commerce	38,349	137,617
Panacea Biotec, Ltd.	119,514	386,873
Pantaloon Retail India, Ltd.	2,575	16,458
*Pantaloon Retail India, Ltd.- Class B	257	1,254
*Parsvnath Developers, Ltd.	20,034	50,651
Patel Engineering, Ltd.	97,383	843,969
*Patni Computer Systems, Ltd.	23,339	176,679
Petronet LNG, Ltd.	641,661	935,460
Pidilite Industries, Ltd.	481,710	1,438,463
Piramal Healthcare, Ltd.	54,807	356,871
Polaris Software Lab, Ltd.	157,531	405,058
Praj Industries, Ltd.	268,545	509,229
*Prakash Industries, Ltd.	35,972	92,340
Pricol, Ltd.	132,536	31,764
Prism Cements, Ltd.	596,393	555,443
PSL, Ltd.	63,467	161,083
PTC India, Ltd.	323,705	614,101
*Punj Lloyd, Ltd.	151,109	777,896
*PVP Ventures, Ltd.	13,697	8,081
Radico Khaitan, Ltd.	156,080	281,744
Rain Commodities, Ltd.	76,883	321,261
Rallis India, Ltd.	19,769	314,665
*Rama Newsprint & Papers, Ltd.	83,017	31,442
*Raymond, Ltd.	98,113	357,973
*Redington India, Ltd.	5,023	22,181
REI Agro, Ltd.	613,300	844,566
*Rei Six Ten Retail, Ltd.	45,997	930,492
*Reliance Industrial Infrastructure, Ltd.	24,104	516,736
*Reliance Media	66,472	14,001
Rico Auto Industries, Ltd.	202,391	117,933
Rolta India, Ltd.	266,216	871,218
Ruchi Soya Industries, Ltd.	371,710	473,976
*Sakthi Sugars, Ltd.	61,507	79,347
*SEAMEC, Ltd.	58,658	229,257
Shanthi Gears, Ltd.	79,510	62,859
Shree Cement, Ltd.	9,242	325,680
*Shree Precoated Steels, Ltd.	78,190	—
*Shree Renuka Sugars, Ltd.	73,786	257,533
Shriram Transport Finance Co., Ltd.	301,310	1,919,364
*Sicagen India, Ltd.	41,648	6,638
*Sical Logistics, Ltd.	41,648	36,513
SKF India, Ltd.	95,810	532,914
Solectron Centum Electronics, Ltd.	9,432	15,516
Solectron EMS India, Ltd.	9,432	6,693

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Sona Koyo Steering Systems, Ltd.	348,120	$95,155
Sonata Software, Ltd.	155,438	108,490
South India Bank, Ltd.	163,780	409,192
SREI Infrastructure Finance, Ltd.	165,360	231,301
SRF, Ltd.	101,277	294,221
Sterling Biotech, Ltd.	469,728	1,099,996
Sterlite Technologies, Ltd.	95,694	474,918
*Strides Arcolab, Ltd.	64,472	206,834
Subros, Ltd.	109,780	70,958
*Sun Pharma Advanced Research Co., Ltd.	147,386	208,508
Sundaram-Clayton, Ltd.	3,890	12,045
Sundram Fastners, Ltd.	465,052	361,731
Supreme Industries, Ltd.	22,265	143,867
Supreme Petrochem, Ltd.	144,830	85,197
Swaraj Engines, Ltd.	3,100	20,787
Syndicate Bank	375,000	650,732
Taj GVK Hotels and Resorts, Ltd.	83,666	216,779
Tata Chemicals, Ltd.	11,162	59,368
Tata Elxsi, Ltd.	51,574	160,399
Tata Investment Corp., Ltd.	50,540	422,909
*Tata Metaliks, Ltd.	42,871	77,444
Tata Tea, Ltd.	23,183	410,484
*Tata Teleservices Maharashtra, Ltd.	893,799	643,344
*Teledata Marine Solutions, Ltd.	152,395	108,854
*Teledata Technology Solution	152,395	108,854
Texmaco, Ltd.	215,690	488,667
Thermax, Ltd.	35,410	323,724
Thomas Cook (India), Ltd.	134,500	154,072
Titan Industries, Ltd.	14,800	377,700
Torrent Pharmaceuticals, Ltd.	194,766	875,619
Torrent Power, Ltd.	20,643	95,323
Trent, Ltd.	18,895	203,173
*Triveni Engineering & Industries, Ltd.	29,067	66,533
Tube Investments of India, Ltd.	338,984	416,747
*Tulip Telecom, Ltd.	12,538	262,955
TVS Motor Co., Ltd.	92,814	115,134
UCO Bank	483,746	432,357
Unichem Laboratories, Ltd.	52,347	242,494
United Phosphorus, Ltd.	323,860	1,157,295
Usha Martin, Ltd.	433,015	461,639
*Uttam Galva Steels, Ltd.	127,929	157,694
Vardhman Textiles, Ltd.	76,291	231,150
Varun Shipping Co., Ltd.	261,746	310,531
Vesuvius India, Ltd.	12,502	36,196
Videocon Industries, Ltd.	76,102	288,977
*Vijaya Bank, Ltd.	191,841	175,109
WABCO-TVS (India), Ltd.	3,890	23,337
*Welspun Global Brands, Ltd.	9,266	4,058
*Welspun India, Ltd.	92,659	75,149
*Welspun Investments, Ltd.	4,633	2,029
Welspun-Gujarat Stahl Rohren, Ltd.	292,491	1,387,296
*Wockhardt, Ltd.	52,983	156,159
Wyeth, Ltd.	40,457	583,555
*Yes Bank, Ltd.	160,036	531,906
Zensar Technologies, Ltd.	41,117	149,464
Zuari Industries, Ltd.	55,762	320,134
*Zydus Wellness, Ltd.	17,414	44,144

TOTAL INDIA		123,364,251

INDONESIA — (3.2%)
PT Aneka Tambang Tbk	7,618,500	1,688,976

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
*PT Asahimas Flat Glass Tbk	983,000	$168,288
*PT Bakrie & Brothers Tbk	63,134,000	668,201
*PT Bakrieland Development Tbk	32,742,250	1,170,100
*PT Bank Bukopin Tbk	1,422,000	59,383
*PT Bank Pan Indonesia Tbk	26,324,875	1,907,343
*PT Batu Buana Tbk	77,715	1,220
PT Berlian Laju Tanker Tbk	12,848,933	1,074,696
PT Bhakti Investama Tbk	23,571,100	604,315
*PT Bisi International Tbk	2,972,000	580,205
PT Budi Acid Jaya Tbk	5,947,000	143,688
*PT Central Proteinaprima Tbk	19,754,500	200,905
*PT Charoen Pokphand Indonesia Tbk	7,595,500	809,532
*PT Ciputra Development Tbk	3,913,000	322,935
*PT Ciputra Surya Tbk	1,642,000	102,626
PT Citra Marga Nusaphala Persada Tbk	6,995,000	654,841
*PT Clipan Finance Indonesia Tbk	3,133,000	64,214
*PT Davomas Adabi Tbk	41,920,000	308,329
*PT Delta Dunia Petronda Tbk	12,220,000	1,560,728
*PT Dynaplast Tbk	1,038,000	88,897
*PT Energi Mega Persada Tbk	21,237,000	814,394
PT Enseval Putera Megatrading Tbk	17,915,000	1,568,688
*PT Ever Shine Textile Tbk	4,029,640	27,203
*PT Global Mediacom Tbk	15,651,000	551,324
*PT Hanson International Tbk	5,038,000	25,380
*PT Hero Supermarket Tbk	33,000	13,300
*PT Holcim Indonesia Tbk	9,852,500	1,438,138
*PT Indah Kiat Pulp and Paper Corp. Tbk	2,579,000	470,100
*PT Indo Tambangraya Megah Tbk	268,500	716,115
PT Indofood Sukses Makmur Tbk	7,668,000	1,755,528
PT Indo-Rama Synthetics Tbk	485,000	24,037
*PT Intiland Development Tbk	2,097,400	52,831
PT Jasa Marga Tbk	1,756,500	297,266
PT Jaya Real Property Tbk	1,967,500	135,792
PT Kalbe Farma Tbk	14,904,238	1,965,669
*PT Kawasan Industry Jababeka Tbk	141,003,000	1,859,137
*PT Keramika Indonesia Assosiasi Tbk	100,000	1,486
*PT Lippo Karawaci Tbk	35,036,250	2,504,652
*PT Matahari Putra Prima Tbk	2,543,000	225,211
PT Mayorah Indah Tbk	2,473,500	535,304
*PT Medco Energi International Tbk	3,599,500	1,204,722
PT Mitra Adiperkasa Tbk	3,015,000	121,440
*PT Modern Photo Tbk	40,000	967
PT Mustika Ratu Tbk	193,000	7,642
*PT Pakuwon Jati Tbk	409,500	12,378
*PT Panasia Indosyntec Tbk	79,000	3,184
*PT Panin Insurance Tbk	6,609,000	156,902
*PT Panin Life Tbk	23,792,000	263,562
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	778,000	540,664
*PT Petrosea Tbk	15,000	15,430
*PT Pioneerindo Gourmet International Tbk	29,000	774
*PT Polychem Indonesia Tbk	7,443,500	80,096
*PT Prasidha Aneka Niaga Tbk	84,000	846
PT Pudjiadi Prestige, Ltd. Tbk	45,500	1,673
PT Ramayana Lestari Sentosa Tbk	14,295,000	791,792
PT Samudera Indonesia Tbk	223,000	88,645
PT Selamat Semp Tbk	1,920,000	117,973
PT Sinar Mas Agro Resources & Technology Tbk	1,071,460	332,608
*PT Sumalindo Lestari Jaya Tbk	250	14
*PT Summarecon Agung Tbk	16,534,532	916,056
*PT Sunson Textile Manufacturer Tbk	2,325,500	57,405
*PT Surabaya Agung Industri Pulp & Kertas Tbk	64,500	1,020

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
*PT Surya Dumai Industri Tbk	3,298,500	$—
*PT Suryainti Permata Tbk	9,338,000	129,622
*PT Suryamas Dutamakmur Tbk	125,000	1,197
*PT Texmaco Jaya Tbk	93,000	27,642
PT Timah Tbk	8,795,000	1,861,352
PT Trias Sentosa Tbk	38,725,600	724,908
PT Trimegah Sec Tbk	9,961,000	225,816
*PT Truba Alam Manunggal Engineering Tbk	10,474,000	184,684
PT Tunas Ridean Tbk	3,838,000	678,812
*PT Ultrajaya Milk Industry & Trading Co. Tbk	390,000	24,226
PT Unggul Indah Cahaya Tbk	48,239	11,859

TOTAL INDONESIA		35,746,888

ISRAEL — (3.0%)
*Africa-Israel Investments, Ltd.	21,693	441,713
Alony Hetz Properties & Investments, Ltd.	229,187	708,580
*Alvarion, Ltd.	102,477	455,178
*Analyst IMS Investment Management Services, Ltd.	700	5,266
*AudioCodes, Ltd.	111,296	240,830
*AudioCodes, Ltd. ADR	82,926	167,511
*Azorim Investment Development & Construction Co., Ltd.	58,001	240,061
*Baran Group, Ltd.	9,500	51,096
*Beit Shemesh Engines Holdings, Ltd.	—	—
Blue Square-Israel, Ltd.	100,987	933,008
Clal Industries, Ltd.	39,800	191,495
*Clal Insurance Enterprise Holdings, Ltd.	267,547	5,105,953
*Compugen, Ltd.	11,938	28,222
Dan Vehicle & Transportation	49,939	326,686
Delek Automotive Systems, Ltd.	37,228	400,431
*Delta-Galil Industries, Ltd.	31,301	107,214
*Direct Insurance - I.D.I. Insurance Co., Ltd.	59,860	107,196
*Elbit Medical Imaging, Ltd.	37,507	955,961
Electra (Israel), Ltd.	5,396	653,581
*Feuchtwanger Investments, Ltd.	4,200	13
*First International Bank of Israel, Ltd. (6123804)	456,181	1,101,665
*First International Bank of Israel, Ltd. (6123815)	26,108	315,008
FMS Enterprises Migun, Ltd.	10,169	351,473
Formula Systems, Ltd.	18,238	145,059
*Formula Vision Technologies, Ltd.	1	—
Frutarom Industries, Ltd.	155,741	1,212,577
*Granite Hacarmel Investments, Ltd.	19,200	39,565
*Hadera Paper, Ltd.	8,541	480,565
*Hamlet (Israel-Canada), Ltd.	6,342	36,529
*Harel Insurance Investments & Finances, Ltd.	106,806	4,590,217
*Hot Telecommunications Systems	68,469	649,026
IBI Investment House, Ltd.	6,530	55,266
*Industrial Building Corp., Ltd.	276,524	475,455
Israel Discount Bank, Ltd. Series A	885,303	1,466,887
*Israel Land Development Co., Ltd. (The)	34,759	113,695
Ituran Location & Control, Ltd.	31,200	314,162
*Jerusalem Oil Exploration, Ltd.	14,516	262,774
*Knafaim Arkia Holdings, Ltd.	27,233	120,745
*Leader Holding & Investments, Ltd.	74,777	41,042
*Magic Software Enterprises, Ltd.	43,946	80,345
*Menorah Mivtachim Holdings, Ltd.	29,926	324,614
*Mer Industries, Ltd.	19,959	129,662
*Metalink, Ltd.	43,556	19,152
*Metis Capital, Ltd.	1,079	4,679
Middle East Tube Co., Ltd.	13,500	19,897
*Migdal Insurance & Financial Holdings, Ltd.	242,339	380,235
*Mivtach Shamir Holdings, Ltd.	16,251	373,920

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
*Mizrahi Tefahot Bank, Ltd.	187,458	$1,384,629
*Naphtha Israel Petroleum Corp.	21,126	76,969
*Neto M.E. Holdings, Ltd.	6,938	261,459
O.R.T. Technologies, Ltd.	6,000	49,326
*OCIF Investments and Development, Ltd.	5,002	39,098
Oil Refineries, Ltd.	1,901,697	895,953
*Orckit Communications, Ltd.	125,396	461,908
Ormat Industries, Ltd.	35,000	304,226
Osem Investment, Ltd.	1	8
Paz Oil Co., Ltd.	1,200	181,175
*Retalix, Ltd.	11,628	106,367
*Scailex Corp., Ltd.	60,694	646,588
*Shikun & Binui, Ltd.	815,326	1,505,470
Spectronix, Ltd.	9,752	58,223
Strauss Group, Ltd.	34,182	412,466
*Suny Electronic, Ltd.	24,470	122,994
Super-Sol, Ltd. Series B	449,336	1,786,450
*Tower Semiconductor, Ltd.	827,655	533,535
*TTI Team Telecom International, Ltd. ADR	21,390	19,251
*Union Bank of Israel, Ltd.	168,258	676,672
*Urdan Industries, Ltd.	303,535	131,440
*VeriFone Holdings, Inc.	—	3

TOTAL ISRAEL		33,878,419

MALAYSIA — (5.0%)
A&M Realty Berhad	130,000	21,036
Acoustech Berhad	170,200	36,223
*Aeon Co. Berhad	974,200	1,244,495
Affin Holdings Berhad	183,200	93,747
*Airasia Berhad	831,500	354,001
*Al-’Aqar KPJ REIT Berhad	75,371	20,331
*AMBD Berhad	716,033	103,670
Amway (Malaysia) Holdings Berhad	396,700	821,829
Ancom Berhad	400,500	69,937
Ann Joo Resources Berhad	981,750	660,313
*Anson Perdana Berhad	10,000	128
APM Automotive Holdings Berhad	215,100	109,990
*Asas Dunia Berhad	173,000	29,752
*Asia Pacific Land Berhad	1,888,600	155,370
Bandar Raya Developments Berhad	1,190,200	510,079
*Berjaya Corp. Berhad	4,994,500	1,318,160
Berjaya Land Berhad	1,067,000	1,155,793
Bernas Padiberas Nasional Berhad	1,175,200	640,547
Bimb Holdings Berhad	894,600	269,398
Bolton Properties Berhad	674,600	130,100
*Boustead Heavy Industries Corp. Berhad	8,900	11,765
Boustead Holdings Berhad	710,800	798,551
Cahya Mata Sarawak Berhad	823,600	350,445
Carlsberg Brewery Malaysia Berhad	655,600	864,036
*CB Industrial Product Holding Berhad	87,000	81,544
Chemical Co. of Malaysia Berhad	472,600	339,836
Chin Teck Plantations Berhad	33,000	68,292
Choo Bee Metal Industries Berhad	26,000	11,425
Cycle & Carriage Bintang Berhad	15,000	15,760
*Datuk Keramik Holdings Berhad	24,000	—
*Dialog Group Berhad	1,409,000	467,951
Dijaya Corp. Berhad	144,200	42,965
DNP Holdings Berhad	544,400	182,093
DRB-Hicom Berhad	1,600,500	504,745
Dreamgate Corp. Berhad	2,061,200	114,193
Dutch Lady Milk Industries Berhad	125,700	406,572

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*Eastern & Oriental Berhad (6468754)	830,200	$261,464
Eastern & Oriental Berhad (B19ZLW1)	36,000	11,344
Eastern Pacific Industrial Corp. Berhad	218,100	99,101
ECM Libra Avenue Berhad	1,592,777	299,519
Encorp Berhad	196,700	51,330
Eng Kah Corp. Berhad	32,000	22,798
Esso Malaysia Berhad	420,600	262,782
Faber Group Berhad	538,000	158,854
Far East Holdings Berhad	61,500	110,717
*Fountain View Development Berhad	808,200	50,477
Fraser & Neave Holdings Berhad	366,000	980,448
General Corp. Berhad	225,100	63,745
George Kent (Malaysia) Berhad	124,200	25,542
*GHL Systems Berhad	311,855	16,796
Globetronics Technology Berhad	517,560	113,878
Glomac Berhad	370,200	98,752
*Gold Is Berhad	419,400	144,603
*Golden Plus Holdings Berhad	216,000	64,431
Grand United Holdings Berhad	787,000	194,470
Guiness Anchor Berhad	897,100	1,578,800
GuocoLand (Malaysia) Berhad	1,359,800	389,781
Hap Seng Consolidated Berhad	1,171,900	854,387
Hap Seng Plantations Holdings Berhad	3,000	1,898
HLG Capital Berhad	100,400	31,946
Hock Seng Lee Berhad	1,010,300	259,711
Hong Leong Industries Berhad	605,900	627,431
*Hovid Berhad	1,803,300	138,167
Hume Industries (Malaysia) Berhad	412,267	353,392
Hunza Properties Berhad	500,400	203,251
Hwang-DBS (Malaysia) Berhad	293,200	134,990
*IJM Land Berhad	1,807,400	820,797
IJM Plantations Berhad	1,188,700	971,921
*Insas Berhad	1,642,200	200,731
Integrated Logistics Berhad	544,300	154,283
*Jaks Resources Berhad	800,700	206,822
Jaya Tiasa Holdings Berhad	436,390	222,911
*Johan Holdings Berhad	190,600	16,756
JT International Berhad	550,600	722,767
*K & N Kenanga Holdings Berhad	762,300	150,962
*Karambunai Corp. Berhad	5,564,900	134,308
Keck Seng (Malaysia) Berhad	552,100	585,303
KFC Holdings (Malaysia) Berhad	562,000	1,164,273
Kian Joo Can Factory Berhad	1,091,080	368,674
Kim Hin Industry Berhad	52,000	13,950
Kim Loong Resources Berhad	221,760	122,621
KLCC Property Holdings Berhad	256,700	230,360
*Kossan Rubber Industries Berhad	54,200	56,909
KPJ Healthcare Berhad	327,700	297,543
KrisAssets Holdings Berhad	88,863	63,201
KSL Holdings Berhad	649,266	210,179
Kub Malaysia Berhad	1,353,500	205,513
Kuchai Development Berhad	87,100	20,268
Kulim Malaysia Berhad	536,050	1,102,933
*Kumpulan Europlus Berhad	1,228,800	125,431
*Kumpulan Hartanah Selangor Berhad	708,600	116,665
*Kurnia Asia Berhad	2,485,800	290,029
Kwantas Corp. Berhad	343,600	196,953
*Land & General Berhad	2,091,400	174,966
*Landmarks Berhad	923,400	369,599
*LBS Bina Group Berhad	680,600	83,073
Leader Universal Holdings Berhad	1,018,700	222,829

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Leong Hup Holdings Berhad	427,700	$126,402
Lingkaran Trans Kota Holdings Berhad	915,600	652,170
*Lion Corp Berhad	616,300	84,799
Lion Diversified Holdings Berhad	427,000	72,097
Lion Industries Corp. Berhad	424,800	189,238
*LPI Capital Berhad	4,000	12,834
*MAA Holdings Berhad	346,666	76,294
*Mah Sing Group Berhad	108,400	56,617
*Malaysia Aica Berhad	48,200	6,844
Malaysia Building Society Berhad	7,000	1,945
Malaysian Mosaics Berhad	71,460	22,715
Malaysian Pacific Industries Berhad	339,500	592,385
*Malaysian Resources Corp. Berhad	2,297,766	920,496
*Mancon Berhad	12,000	2,964
Manulife Holdings Berhad	100,800	66,250
Marco Holdings Berhad	2,835,400	96,360
*Matrix International Berhad	684,000	77,795
MBM Resources Berhad	322,366	210,568
*Measat Global Berhad	217,500	130,125
Media Prima Berhad	1,398,833	610,769
Mega First Corp. Berhad	361,600	104,687
*MEMS Technology Berhad	1,917,000	70,804
Metro Kajang Holdings Berhad	138,900	42,931
*Minho (M) Berhad	181,100	20,038
MNRB Holdings Berhad	497,100	460,253
MTD ACPI Engineering Berhad	601,000	113,610
Muhibbah Engineering Berhad	750,150	319,550
*Mulpha International Berhad	2,268,650	351,076
Multi-Purpose Holdings Berhad	457,000	223,123
Naim Holdings Berhad	622,300	388,589
*Narra Industries Berhad	16,000	1,681
NCB Holdings Berhad	1,147,200	925,053
New Straits Times Press (Malaysia) Berhad	720,000	302,399
*Nikko Electronics Berhad	36,600	104
Notion VTEC Berhad	1,293,600	106,460
NTPM Holdings Berhad	991,080	140,814
NV Multi Corp. Berhad	430,900	67,947
*NWP Holdings Berhad	112,000	6,041
Nylex (Malaysia) Berhad	618,600	119,452
OKS Property Holdings Berhad	256,835	41,154
Oriental Holdings Berhad	23,500	34,663
OSK Holdings Berhad	1,375,271	562,423
P.I.E. Industrial Berhad	140,100	160,558
*Pan Malaysia Cement Works Berhad	766,600	30,434
*Pan Malaysian Industries Berhad	1,389,000	27,577
Panasonic Manufacturing Malaysia Berhad	157,184	548,278
*Panglobal Berhad	14,000	7,512
Paramount Corp. Berhad	24,000	16,005
PBA Holdings Berhad	274,100	73,160
Pelikan International Corp. Berhad	599,560	253,613
PJ Development Holdings Berhad	1,070,900	197,564
Pos Malaysia Berhad	109,200	72,501
*Prime Utilities Berhad	3,000	77
Protasco Berhad	575,600	134,649
Proton Holdings Berhad	36,000	27,822
Puncak Niaga Holdings Berhad	749,520	680,487
QL Resources Berhad	673,050	615,396
QSR Brand Berhad	37,333	29,467
*Ramunia Holdings Berhad	695,447	119,500
*RCE Capital Berhad	692,100	124,719
*Rekapacific Berhad	55,000	—

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*Salcon Berhad	572,400	$86,823
*SapuraCrest Petroleum Berhad	947,700	446,443
Sarawak Energy Berhad	129,000	78,743
Sarawak Oil Palms Berhad	179,660	120,783
Scientex, Inc. Berhad	344,862	117,613
Selangor Dredging Berhad	1,118,200	176,130
Shangri-La Hotels (Malaysia) Berhad	171,200	83,620
SHL Consolidated Berhad	277,400	85,051
*South East Asia Lumber, Inc. Berhad	662,000	58,235
Southern Acids (Malaysia) Berhad	41,000	15,248
Southern Steel Berhad	502,800	255,447
*SPK Sentosa Corp. Berhad	274,000	43,900
*SRI Hartemas Berhad	65,000	—
Star Publications (Malaysia) Berhad	578,900	519,101
Subur Tiasa Holdings Berhad	386,085	248,198
*Sunrise Berhad	836,008	446,078
Sunway City Berhad	724,900	625,314
Sunway Holdings Berhad	1,046,000	412,939
Supermax Corp. Berhad	708,700	502,980
Suria Capital Holdings Berhad	672,800	248,189
Symphony House Berhad	276,586	21,591
Ta Ann Holdings Berhad	409,380	555,503
TA Enterprise Berhad	4,878,900	1,507,373
Tahp Group Berhad	4,000	3,389
*Talam Corp. Berhad	5,149,050	138,808
Tamco Corp. Holdings Berhad	38,025	810
Tan Chong Motor Holdings Berhad	1,344,900	705,995
TDM Berhad	355,500	163,431
*Tebrau Teguh Berhad	1,016,400	237,997
Thong Guan Industries Berhad	215,100	42,030
*Time Dotcom Berhad	1,018,700	117,021
*Titan Chemicals Corp. Berhad	132,500	39,901
Top Glove Corp. Berhad	555,880	1,088,627
Tradewinds (Malaysia) Berhad	371,600	310,573
TRC Synergy Berhad	64,800	25,312
UAC Berhad	44,715	37,315
Uchi Technologies Berhad	529,000	202,629
Unico-Desa Plantations Berhad	1,853,775	386,876
*Unisem (M) Berhad	921,800	434,479
United Malacca Rubber Estates Berhad	267,400	626,241
United Malayan Land Berhad	13,000	4,711
United Plantations Berhad	535,700	1,929,783
Utusan Melayu (Malaysia) Berhad	144,500	34,852
VS Industry Berhad	427,326	167,445
Wah Seong Corp. Berhad	1,157,250	669,926
*WCT Berhad	591,700	453,322
*WTK Holdings Berhad	1,165,000	426,487
Yeo Hiap Seng (Malaysia) Berhad	56,760	23,298
*YTL Cement Berhad	42,000	55,011
YTL e-Solutions Berhad	3,485,600	568,227
*YTL Land & Development Berhad	47,800	12,822
Yu Neh Huat Berhad	775,916	398,509
Zelan Berhad	1,146,600	315,512

TOTAL MALAYSIA		57,041,886

MEXICO — (5.2%)
#Alfa S.A.B. de C.V. Series A	518,650	1,969,920
#*Alsea de Mexico S.A.B. de C.V.	482,100	282,128
#*Axtel S.A.B. de C.V.	704,400	380,757
#Banco Compartamos S.A. de C.V.	583,800	1,931,415
#*Carso Infraestructura y Construccion S.A.B. de CV.	709,000	352,648

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MEXICO — (Continued)
#Cia Minera Autlan S.A.B. de C.V.	94,400	$186,670
*Consorcio ARA S.A.B. de C.V.	219,200	112,015
*Consorcio Hogar S.A.B. de C.V. Series B	767,929	67,439
*Corporacion GEO S.A.B. de C.V. Series B	1,330,000	2,839,428
#*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	960,372	430,419
Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,623	552
Corporacion Moctezuma S.A.B. de C.V.	858,200	1,812,037
Corporativo Fragua S.A.B. de C.V. Series B	31	244
Corporativo GBM S.A.B de C.V.	29,028	7,845
#*Desarrolladora Homex S.A.B. de C.V.	576,300	3,375,602
*Dine S.A.B. de C.V.	196,367	93,657
Embotelladora Arca S.A.B. de C.V.	1,909,100	4,718,912
*Empaques Ponderosa S.A. de C.V. Series B	206,000	14,036
#*Empresas ICA S.A.B. de C.V.	1,463,608	2,691,425
*Empresas ICA S.A.B. de C.V. Sponsored ADR	681,589	5,057,390
*Gruma S.A.B. de C.V. ADR	58,800	338,688
#*Gruma S.A.B. de C.V. Series B	1,253,434	1,831,424
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	383,200	517,838
#Grupo Aeroportuario del Sureste S.A.B. de C.V.	150,700	670,843
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	62,500	2,773,750
Grupo Cementos de Chihuahua S.A.B. de C.V.	829,200	2,040,514
Grupo Continental S.A.B. de C.V.	3,323,559	6,793,557
Grupo Herdez S.A.B. de C.V.	107,000	124,991
Grupo Industrial Maseca S.A.B. de C.V. Series B	578,600	335,097
*Grupo Industrial Saltillo S.A.B. de C.V.	243,300	47,890
#*Grupo Iusacell S.A.B. de C.V.	58,150	196,673
*Grupo Kuo S.A.B. de C.V. Series B	222,767	133,232
*Grupo Nutrisa S.A. de C.V.	188	242
*Grupo Posadas S.A. de C.V. Series L	199,000	158,188
*Grupo Qumma S.A. de C.V. Series B	105,334	1,435
#*Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	194,100	157,231
Industrias Bachoco S.A.B. de C.V. Series B	152,000	261,216
#*Industrias CH S.A.B. de C.V. Series B	2,317,948	8,159,935
#Mexichem S.A.B.de C.V.	1,391,800	1,851,308
#*Promotora y Operadora de Infraestructura S.A. de C.V.	94,010	167,252
*Sanluis Corporacion S.A. de C.V. Series A	3,300	244
*Sanluis Corporacion S.A. de C.V. Series C & Series B	4,642	719
*Savia S.A. de C.V.	610,700	36,987
#TV Azteca S.A.B. de C.V. Series A	6,581,300	2,795,147
#*Urbi, Desarrollos Urbanos, S.A.B. de C.V.	902,500	1,560,534
*Vitro S.A.B. de C.V.	736,702	329,059
*Vitro S.A.B. de C.V. Sponsored ADR	415,043	568,609

TOTAL MEXICO		58,177,142

PHILIPPINES — (1.3%)
A. Soriano Corp.	3,430,211	166,886
Aboitiz Equity Ventures, Inc.	6,767,000	969,980
Alaska Milk Corp.	1,404,000	142,864
Bacnotan Consolidated Industries, Inc.	185,549	32,031
*Belle Corp.	20,937,000	513,078
*Benpres Holdings Corp.	7,752,000	499,274
Cebu Holdings, Inc.	2,284,000	87,356
China Banking Corp.	3,180	22,805
*Digital Telecommunications Phils., Inc.	15,500,000	470,165
DMCI Holdings, Inc.	540,000	83,053
*Filinvest Development Corp.	11,428,000	536,599
Filinvest Land, Inc.	137,257,577	2,791,008
*First Philippines Holdings Corp.	2,269,900	1,861,948
Ginebra San Miguel, Inc.	1,003,200	354,097
*House of Investments, Inc.	732,000	33,775
International Container Terminal Services, Inc.	2,700,000	1,009,351

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
PHILIPPINES — (Continued)
*Ionics, Inc.	769,825	$22,416
*Jollibee Food Corp.	640,000	672,028
*Lepanto Consolidated Mining Co. Series B	2,970,000	16,030
*Mabuhay Holdings Corp.	516,000	3,059
Macroasia Corp.	447,500	26,072
*Manila Jockey Club, Inc.	163,277	10,018
*Manila Mining Corp.	149,300,000	55,910
*Manila Water Co, Inc.	1,131,200	376,137
*Metro Pacific Corp. Series A	1,827,193	79,047
*Paxys, Inc.	1,757,280	100,316
*Philex Mining Corp.	3,360,500	544,538
*Philippine Bank of Communications	14,726	13,629
*Philippine National Bank	728,975	351,300
*Philippine National Construction Corp.	173,000	17,631
Philippine Savings Bank	356,863	300,602
Philippine Stock Exchange, Inc.	19,800	118,221
*Philippine Townships, Inc.	216,267	416
Republic Glass Holding Corp.	507,500	14,777
RFM Corp.	9,734,268	101,230
*Rizal Commercial Banking Corp.	45,400	15,818
Robinson’s Land Corp. Series B	2,264,870	428,261
Security Bank Corp.	320,842	283,351
Semirara Mining Corp.	266,900	218,816
Shang Properties, Inc.	1,759,970	50,476
SM Development Corp.	7,811,320	584,367
Union Bank of the Philippines	159,300	89,720
*Universal Rightfield Property Holdings, Inc.	1,062,000	618
Universal Robina Corp.	3,594,015	665,892
*Victorias Milling Co., Inc.	139,680	2,528
*Vista Land & Lifescapes, Inc.	3,261,700	169,307
*Yehey! Corp.	29,670	—

TOTAL PHILIPPINES		14,906,801

POLAND — (2.4%)
Agora SA	156,140	993,593
*Alchemia SA	113,938	268,177
*Amica Wronki SA	24,082	93,014
Apator SA	24,153	158,549
Asseco Poland SA	27,615	568,553
*Bank Przemyslowo Handlowy BPH SA	18,428	326,522
*Barlinek SA	44,671	63,227
*Bioton SA	7,909,195	817,035
Budimex SA	37,430	903,373
*Cersanit-Krasnystaw SA	170,318	729,387
*Ciech SA	20,204	232,415
Debica SA	29,862	647,109
*Decora SA	9,066	53,821
*Dom Development SA	4,776	59,123
*Echo Investment SA	1,181,980	1,466,083
Elektrobudowa SA	10,608	590,309
Emperia Holding SA	600	12,643
Eurocash SA	160,686	679,031
*Fabryki Mebli Forte SA	55,216	216,238
*Famur SA	124,496	97,236
*Farmacol SA	61,368	780,805
*Ferrum SA	309	523
Grupa Kety SA	39,137	1,146,450
*Grupa Lotos SA	130,928	1,043,793
Impexmetal SA	599,390	371,508
*Koelner SA	14,231	60,597
*Kroscienskie Huty Szkla Krosno SA	43,176	4,156

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
POLAND — (Continued)
*Lentex SA	24,214	$219,564
*LPP SA	1,283	638,739
*MNI SA	253,024	356,615
*Mondi Packaging Paper Swiecie SA	31,048	491,618
Mostostal Siedlce SA	677,652	909,424
*Mostostal Warszawa SA	37,200	856,132
*Mostostal Zabrze Holding SA	160,331	330,463
*Multimedia Polska SA	82,742	216,259
*Netia Holdings SA	1,021,505	1,439,631
*NG2 SA	64,565	998,059
*Noble Bank SA	94,588	139,018
Orbis SA	137,403	2,055,083
*Pekaes SA	24,538	84,074
*Pol-Aqua SA	9,426	84,955
*Polnord SA	22,679	270,340
*Polska Grupa Farmaceutyczna SA	33,497	425,894
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	30,753	208,976
*Raciborska Fabryka Kotlow SA	245,241	875,872
Sniezka SA	5,612	58,795
*Stalexport SA	666,131	361,640
*Synthos SA	2,064,706	844,651
*Vistula Group SA	232,490	205,830
Zaklad Przetworstwa Hutniczego Stalprodukt SA	9,334	1,627,914
Zaklady Azotowe Pulawy SA	15,049	426,365
Zaklady Tluszcowe Kruszwica SA	37,250	685,449
Zelmer SA	12,580	133,874

TOTAL POLAND		27,328,504

SOUTH AFRICA — (9.1%)
Adcock Ingram Holdings, Ltd.	323,348	1,914,501
Adcorp Holdings, Ltd.	101,979	324,791
Advtech, Ltd.	486,983	284,021
Aeci, Ltd.	242,313	1,652,178
Afgri, Ltd.	359,683	230,794
African Oxygen, Ltd.	179,969	449,290
*AG Industries, Ltd.	1,647,458	57,230
Allied Electronics Corp., Ltd.	163,698	575,932
Allied Technologies, Ltd.	90,099	707,209
Argent Industrial, Ltd.	37,236	35,911
*Argility, Ltd.	65,013	—
Astral Foods, Ltd.	91,188	1,255,931
Aveng, Ltd.	981,591	4,652,931
AVI, Ltd.	327,587	799,625
*Avusa, Ltd.	404,845	1,040,885
Barloworld, Ltd.	444,844	2,582,542
*Bell Equipment, Ltd.	158,539	163,294
*Blue Label Telecoms, Ltd.	97,780	71,731
Business Connexion Group	229,687	114,439
Capitec Bank Holdings, Ltd.	83,248	518,026
Cashbuild, Ltd.	30,767	274,467
Ceramic Industries, Ltd.	31,493	324,994
*Cipla Medpro South Africa, Ltd.	230,707	116,191
City Lodge Hotels, Ltd.	80,828	735,015
Clicks Group, Ltd.	918,874	2,315,504
*Corpgro, Ltd.	241,136	—
Cullinan Holdings, Ltd.	434,430	25,228
*Data Tec, Ltd.	269,066	748,153
Datacentrix Holdings, Ltd.	20,000	11,191
Delta EMD, Ltd.	83,032	96,186
Dimension Data Holdings P.L.C.	3,458,471	3,504,660
Distell Group, Ltd.	297,735	2,441,652

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
*Distribution & Warehousing Network, Ltd.	258,997	$216,320
*Dorbyl, Ltd.	222,291	101,721
Durban Roodeport Deep, Ltd.	667,660	500,378
*ElementOne, Ltd.	325,845	445,752
Famous Brands, Ltd.	9,678	24,263
Foschini, Ltd.	521,461	3,952,757
*Gold One International, Ltd.	164,683	44,142
Gold Reef Resorts, Ltd.	272,973	605,943
Grindrod, Ltd.	1,607,864	3,185,898
Group Five, Ltd.	292,935	1,317,087
Highveld Steel & Vanadilum Corp., Ltd.	216,434	1,894,108
Hudaco Industries, Ltd.	68,822	507,763
Hulamin, Ltd.	93,729	163,727
Iliad Africa, Ltd.	314,538	307,750
Illovo Sugar, Ltd.	226,458	894,746
Imperial Holdings, Ltd.	473,889	4,135,617
*JCI, Ltd.	1,622,051	—
JD Group, Ltd.	1,161,251	7,043,089
JSE, Ltd.	229,619	1,786,245
*Kap International Holdings, Ltd.	1,834,945	344,429
Lewis Group, Ltd.	283,002	1,858,744
*M Cubed Holdings, Ltd.	385,000	9,923
Medi-Clinic Corp., Ltd.	570,080	1,573,911
*Merafe Resources, Ltd.	4,526,666	671,691
*Metorex, Ltd.	1,453,388	609,941
Metropolitan Holdings, Ltd.	1,697,716	2,805,858
#Mondi, Ltd.	9,694	44,174
Mr. Price Group, Ltd.	928,134	3,651,454
Murray & Roberts Holdings, Ltd.	5,118	31,447
Mustek, Ltd.	784,364	170,521
Mvelaphanda Group, Ltd.	50,330	30,745
Nampak, Ltd.	1,326,125	2,609,669
Network Healthcare Holdings, Ltd.	849,829	1,159,890
Northam Platinum, Ltd.	272,666	1,301,177
Nu-World Holdings, Ltd.	28,894	55,624
Oceana Group, Ltd.	235,042	756,031
Omnia Holdings, Ltd.	82,650	594,543
Palabora Mining Co., Ltd.	7,851	72,745
Peregrine Holdings, Ltd.	481,947	545,771
PSG Group, Ltd.	145,126	348,611
Rainbow Chicken, Ltd.	63,665	133,171
*Randgold & Exploration Co., Ltd.	60,670	—
Raubex Group, Ltd.	192,298	618,301
Redefine Income Fund, Ltd.	34,692	33,040
Reunert, Ltd.	594,843	3,572,778
Santam, Ltd.	73,236	853,173
*SecureData Holdings, Ltd.	339,582	21,880
#Sentula Mining, Ltd.	825,428	422,306
*Simmer & Jack Mines, Ltd.	1,186,177	341,223
Spar Group, Ltd. (The)	559,850	4,314,253
Spur Corp., Ltd.	53,697	63,437
Sun International, Ltd.	181,940	1,979,725
*Super Group, Ltd.	3,329,723	313,445
*Tiger Wheels, Ltd.	153,255	—
Tongaat-Hulett, Ltd.	625,434	7,929,629
*Trans Hex Group, Ltd.	153,546	69,253
Trencor, Ltd.	97,601	256,732
UCS Group, Ltd.	144,872	33,559
Value Group, Ltd.	321,111	115,865
*Wesizwe Platinum, Ltd.	359,842	109,215
Wilson Bayly Holme-Ovcon, Ltd.	190,920	2,770,307

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Woolworths Holdings, Ltd.	2,268,438	$4,561,827

TOTAL SOUTH AFRICA		102,911,826

SOUTH KOREA — (11.1%)
#Aekyung Petrochemical Co., Ltd.	7,150	99,708
*Artone Paper Manufacturing Co., Ltd.	8,916	47,172
Asia Cement Manufacturing Co., Ltd.	3,603	157,070
*Asia Paper Manufacturing Co., Ltd.	8,880	93,057
*Asiana Airlines, Inc.	176,710	575,610
*AUK Corp.	2,160	3,547
Baek Kwang Mineral Products Co., Ltd.	1,860	27,545
*Bing Grae Co., Ltd.	12,140	432,638
Bohae Brewery Co., Ltd.	1,100	13,467
Boo Kook Securities Co., Ltd.	7,410	153,133
Boryung Pharmaceutical Co., Ltd.	3,586	99,117
#Bu Kwang Pharmaceutical Co., Ltd.	26,171	322,216
Busan Bank	260,060	2,468,788
BYC Co., Ltd.	710	75,705
Byuck San Corp.	5,300	36,537
*Byuck San Engineering and Construction Co., Ltd.	38,300	102,075
*Capro Corp.	50,930	289,111
#*Celrun Co., Ltd.	22,630	57,519
#Cheil Worldwide, Inc.	8,623	1,895,318
*Cho Kwang Leather Co., Ltd.	10,640	61,271
Cho Kwang Paint Co., Ltd.	12,070	36,152
*Choil Aluminum Manufacturing Co., Ltd.	8,700	42,180
#Chong Kun Dang Pharmaceutical Corp.	22,392	354,878
*Choongwae Holdings Co., Ltd.	5,482	37,649
Choongwae Pharmaceutical Corp.	10,203	130,130
Chosun Refractories Co., Ltd.	2,210	99,709
#Chungho Comnet Co., Ltd.	2,320	22,624
#CJ CGV Co., Ltd.	28,890	480,361
#CJ Cheiljedang Corp.	11,464	1,640,555
#CJ Corp.	26,223	1,073,958
*Cosmochemical Co., Ltd.	14,640	82,297
Crown Confectionery Co., Ltd.	1,360	63,768
Dae Dong Industrial Co., Ltd.	6,090	128,780
*Dae Ho Corp.	543	57
Dae Hyun Co., Ltd.	51,280	36,894
#*Dae Sang Corp.	34,350	195,064
Dae Won Kang Up Co., Ltd.	80,800	115,334
#Daeduck Electronics Co., Ltd.	36,917	117,183
Daeduck Industries Co., Ltd.	21,536	155,802
Daegu Bank Co., Ltd.	261,800	2,983,123
#Daehan City Gas Co., Ltd.	11,541	267,520
#*Daehan Fire & Marine Insurance Co., Ltd.	48,040	350,488
Daehan Flour Mills Co., Ltd.	2,110	221,411
Daehan Synthetic Fiber Co., Ltd.	1,750	98,186
Daekyo Co., Ltd.	98,400	468,520
#*Daekyung Machinery & Engineering Co., Ltd.	54,200	155,366
#Daelim Industrial Co., Ltd.	56,180	3,098,059
Daelim Trading Co., Ltd.	17,730	67,531
Daesang Holdings Co., Ltd.	7,072	20,415
#Daesung Industrial Co., Ltd.	6,130	348,654
#*Daewoo Motor Sales Corp.	42,810	298,383
Daewoong Co., Ltd.	6,546	125,630
#Daewoong Pharmaceutical Co., Ltd.	11,178	527,245
Dahaam E-Tec Co., Ltd.	2,200	51,718
Daishin Securities Co., Ltd.	91,200	1,319,897
*Daiyang Metal Co., Ltd.	22,400	37,307
#Daou Technology, Inc.	56,480	377,629

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Digital Power Communications Co., Ltd.	50,540	$76,391
Dong Ah Tire Industrial Co., Ltd.	22,245	143,591
Dong Bu Insurance Co., Ltd.	42,460	1,081,691
Dong IL Rubber Belt Co., Ltd.	13,290	28,051
#Dong-A Pharmaceutical Co., Ltd.	18,194	1,363,650
Dongbang Agro Co., Ltd.	19,470	101,837
Dongbang Transport Logistics Co., Ltd.	26,000	48,631
Dongbu Corp.	25,950	187,638
*Dongbu HiTek Co., Ltd.	32,873	235,560
#*Dongbu Securities Co., Ltd.	35,541	237,958
#Dongbu Steel Co., Ltd.	30,980	238,468
Dong-II Corp.	3,124	126,890
Dongil Paper Manufacturing Co., Ltd.	37,700	35,387
Dongkuk Steel Mill Co., Ltd.	49,930	1,285,922
#Dongwha Pharm Co., Ltd.	47,350	328,700
#Dongwon F&B Co., Ltd.	3,360	106,439
#Dongwon Industries Co., Ltd.	3,115	272,099
#Dongwon Systems Corp.	138,447	160,826
Dongyang Mechatronics Corp.	44,411	136,892
#Doosan Construction & Engineering Co., Ltd.	83,770	481,754
DPI Co., Ltd.	8,565	40,029
*DuzonBIzon Co., Ltd.	29,690	22,924
#E1 Corp.	7,720	497,375
*Eagon Industrial Co., Ltd.	3,120	38,029
e-Starco Co., Ltd.	59,320	49,937
F&F Co., Ltd.	21,060	63,064
#*First Fire & Marine Insurance Co., Ltd.	23,310	141,208
#*Firstech Co., Ltd.	29,829	45,681
*Foosung Co., Ltd.	46,809	147,850
#Fursys, Inc.	15,560	325,033
Gaon Cable Co., Ltd.	4,470	112,645
#GIIR, Inc.	14,410	151,118
#Global & Yuasa Battery Co., Ltd.	16,060	322,338
#Green Cross Corp.	6,272	664,812
Green Cross Holdings Corp.	1,825	129,059
#*Green Non-Life Insurance Co., Ltd.	4,877	23,715
#Gwangju Shinsegae Co., Ltd.	1,820	183,193
Halla Climate Control Corp.	106,070	861,648
#*Halla Engineering & Construction Corp.	13,160	272,293
#*Han All Pharmaceutical Co., Ltd.	34,948	156,038
#Han Kuk Carbon Co., Ltd.	28,623	206,893
#Han Yang Securities Co., Ltd.	12,760	130,823
Handok Pharmaceuticals Co., Ltd.	12,760	142,153
#Handsome Corp.	34,799	335,136
#Hanil Cement Manufacturing Co., Ltd.	11,411	699,907
Hanil Construction Co., Ltd.	8,938	42,569
Hanil E-Wha Co., Ltd.	38,970	85,016
*Hanil Iron & Steel Co., Ltd.	2,450	26,010
*Hanjin Heavy Industries & Construction Co., Ltd.	41,830	1,060,087
Hanjin Shipping Co., Ltd.	23,790	405,780
#Hanjin Transportation Co., Ltd.	13,211	346,228
#Hankook Cosmetics Co., Ltd.	25,320	68,838
Hankook Shell Oil Co., Ltd.	1,620	117,457
*Hankook Synthetics, Inc.	550	43
Hankuk Electric Glass Co., Ltd.	3,760	76,498
Hankuk Glass Industries, Inc.	12,660	224,604
Hankuk Paper Manufacturing Co., Ltd.	5,840	197,777
#Hanmi Pharm Co., Ltd.	14,831	1,387,277
*Hansae Co., Ltd.	16,560	90,607
Hansae Yes24 Holdings Co., Ltd.	5,520	13,462
Hansol Chemical Co., Ltd.	12,170	96,198

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Hansol CSN Co., Ltd.	65,160	$72,264
Hansol LCD, Inc.	5,777	114,056
*Hansol Paper Co., Ltd.	53,310	502,694
#Hanssem Co., Ltd.	30,600	201,069
Hanwha Chemical Corp.	155,677	1,783,084
#*Hanwha Non-Life Insurance Co., Ltd.	24,410	222,855
Hanwha Securities Co., Ltd.	65,931	606,347
Hanwha Timeworld Co., Ltd.	5,120	52,951
#*HeungKuk Fire & Marine Insurance Co., Ltd.	79,817	328,812
#Hite Holdings Co., Ltd.	12,830	401,216
*HMC Investment Securities Co., Ltd.	37,920	814,205
#Hotel Shilla Co., Ltd.	64,708	894,451
*HS R&A Co., Ltd.	1,460	8,598
#Huchems Fine Chemical Corp.	31,846	786,579
Husteel Co., Ltd.	7,220	116,781
Hwa Sung Industrial Co., Ltd.	12,520	61,626
Hwacheon Machinery Works Co., Ltd.	2,200	25,760
Hwashin Co., Ltd.	22,220	45,331
Hyosung T & C Co., Ltd.	11,400	801,116
*Hyundai Cement Co., Ltd.	10,020	111,904
#*Hyundai Corp.	21,801	251,422
#Hyundai Department Store Co., Ltd.	21,041	1,728,486
Hyundai DSF Co., Ltd.	7,510	54,930
*Hyundai Elevator Co., Ltd.	7,294	369,554
#Hyundai H & S Co., Ltd.	6,210	366,297
#Hyundai Hysco	91,740	1,047,005
#Hyundai Marine & Fire Insurance Co., Ltd.	132,660	2,070,511
Hyundai Mobis	9,919	1,044,612
Hyundai Pharmaceutical Ind. Co., Ltd.	14,100	30,441
#*IHQ, Inc.	22,450	30,121
#Il Dong Pharmaceutical Co., Ltd.	7,553	183,655
Il Sung Construction Co., Ltd.	4,300	25,691
*Il Yang Pharmaceutical Co., Ltd.	19,910	531,430
*Iljin Display Co., Ltd.	2,568	13,205
*Iljin Electric Co., Ltd.	26,649	216,479
*Iljin Holdings Co., Ltd.	27,632	88,862
Ilshin Spinning Co., Ltd.	1,730	83,601
Ilsung Pharmaceutical Co., Ltd.	2,040	112,771
InziControls Co., Ltd.	1,260	4,094
IS Dongseo Co., Ltd.	7,558	45,359
#ISU Chemical Co., Ltd.	7,920	96,948
Jahwa Electronics Co., Ltd.	16,460	101,141
Jeil Pharmaceutical Co.	18,840	140,555
Jeonbuk Bank, Ltd.	63,490	349,140
*Jinheung Mutual Savings Bank Co., Ltd.	24,579	85,065
K.C. Tech Co., Ltd.	26,276	79,071
*KCO Energy, Inc.	96,790	104,475
#*Keangnam Enterprises, Ltd.	21,653	218,613
#KEC Holdings Co., Ltd.	18,229	12,893
*Kedcom Co., Ltd.	42,070	19,835
KG Chemical Corp.	8,410	56,481
KISCO Corp.	10,860	445,453
#KISWIRE, Ltd.	16,702	568,148
#*Kolon Engineering & Construction Co., Ltd.	21,890	128,018
Kolon Industries, Inc.	23,890	787,301
Korea Cast Iron Pipe Co., Ltd.	26,090	90,286
#*Korea Circuit Co., Ltd.	19,330	40,399
Korea Cottrell Co., Ltd.	14,960	151,234
#*Korea Development Co., Ltd.	14,820	70,049
Korea Development Leasing Corp.	4,545	112,117
#Korea Electric Terminal Co., Ltd.	14,990	223,653

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Korea Export Packing Industries Co., Ltd.	3,990	$43,031
*Korea Express Co., Ltd.	9,211	561,368
*Korea Flange Co., Ltd.	6,900	76,242
*Korea Green Paper Manufacturing Co., Ltd.	10,702	15,684
*Korea Investment Holdings Co., Ltd.	33,960	1,103,920
#Korea Iron & Steel Co., Ltd.	3,289	212,735
#Korea Komho Petrochemical Co., Ltd.	26,400	680,502
#Korea Line Corp.	13,950	711,770
*Korea Mutual Savings Bank	6,040	86,215
*Korea Petrochemical Industry Co., Ltd.	10,960	413,798
#Korea Reinsurance Co., Ltd.	185,883	1,774,940
#*Korea Technology Industry Co., Ltd.	97,090	217,226
#Korea Zinc Co., Ltd.	17,132	1,955,208
Korean Air Terminal Service Co., Ltd.	3,350	90,968
*Korean French Banking Corp.	126,839	90,274
*KP Chemical Corp.	121,051	792,089
KPX Chemical Co., Ltd.	3,250	124,129
KPX Fine Chemical Co., Ltd.	3,171	95,116
KPX Holdings Corp.	3,008	121,655
#*KTB Securities Co., Ltd.	80,240	370,774
#Kukdo Chemical Co., Ltd.	8,450	208,918
Kukdong Oil & Chemicals Co., Ltd.	3,623	58,734
Kukje Pharm Ind. Co., Ltd.	14,141	32,687
Kumbi Corp.	670	20,380
#Kumho Electronics Co., Ltd.	7,292	254,199
#Kumho Industrial Co., Ltd.	46,110	519,064
Kumho Investment Bank	129,490	91,977
#*Kumho Tire Co., Inc.	90,000	378,898
Kumkang Industrial Co., Ltd.	5,810	51,254
Kunsul Chemical Industrial Co., Ltd.	7,190	78,690
*Kwang Dong Pharmaceutical Co., Ltd.	74,760	197,125
*Kyeryong Construction Industrial Co., Ltd.	10,770	196,420
#Kyobo Securities Co., Ltd.	44,300	497,247
Kyung Dong Navien Co., Ltd.	1,740	52,805
#*Kyungbang Co., Ltd.	1,100	145,914
Kyungdong City Gas Co., Ltd.	2,270	92,664
Kyung-in Synthetic Corp.	2,517	68,185
Kyungnam Energy Co., Ltd.	28,770	68,893
Lee Ku Industrial Co., Ltd.	35,635	38,931
LG Dacom Corp.	66,170	1,000,887
LG Fashion Corp.	36,645	717,963
#LG International Corp.	65,552	1,387,592
*LG Life Sciences, Ltd.	26,935	1,322,058
#LIG Insurance Co., Ltd.	79,960	1,186,394
Lotte Chilsung Beverage Co., Ltd.	1,401	904,057
Lotte Confectionary Co., Ltd.	1,056	899,042
#Lotte Midopa Co., Ltd.	61,160	702,614
Lotte Sam Kang Co., Ltd.	1,770	303,747
#*LS Industrial Systems Co., Ltd.	35,930	2,015,704
Macquarie Korea Infrastructure Fund	147,211	601,509
*Manho Rope & Wire Co., Ltd.	3,950	58,144
#Meritz Fire Marine Insurance Co., Ltd.	180,948	969,216
#Meritz Securities Co., Ltd.	278,555	284,415
Miwon Commercial Co., Ltd.	831	41,945
*Miwon Specialty Chemical Co., Ltd.	448	22,615
#Moorim Paper Co., Ltd.	21,778	162,945
Motonic Corp.	20,900	134,348
#Namhae Chemical Corp.	63,074	926,301
#*Namkwang Engineering & Construction Co., Ltd.	32,511	292,937
Namyang Dairy Products Co., Ltd.	745	302,350
*Nasan Co., Ltd.	23,824	35,962

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
National Plastic Co., Ltd.	32,500	$50,226
#*NCsoft Corp.	32,130	3,473,622
Nexen Corp.	3,320	93,589
NH Investment & Securities Co., Ltd.	59,219	513,680
#Nong Shim Co., Ltd.	5,583	1,115,727
Nong Shim Holdings Co., Ltd.	5,210	273,390
Noroo Paint Co., Ltd.	14,277	37,317
*ON*Media Corp.	106,370	305,422
#ORION Corp.	7,780	1,227,835
Ottogi Corp.	3,910	432,677
#Pacific Corp.	6,730	703,401
Pacific Pharmaceutical Co., Ltd.	2,030	55,260
*PaperCorea, Inc.	13,740	95,449
Pohang Coated Steel Co., Ltd.	6,320	128,562
*Poong Lim Industrial Co., Ltd.	31,880	72,242
#*Poongsan Corp.	34,931	594,506
#*Poongsan Holdings Corp.	6,567	101,910
*Prime Entertainment Co., Ltd.	2,676	3,578
Pulmuone Co., Ltd.	2,916	138,197
Pum Yang Construction Co., Ltd.	8,260	64,757
Pusan City Gas Co., Ltd.	14,730	249,831
*Pyung Hwa Holdings Co., Ltd.	6,352	5,989
Pyung Hwa Industrial Co., Ltd.	1,116	1,833
S&T Corp.	93	2,380
*S&T Daewoo Co., Ltd.	12,330	221,710
#S&T Dynamics Co., Ltd.	37,642	489,608
#S&T holdings Co, Ltd.	31,368	340,046
#S1 Corp.	28,093	1,277,443
*Saehan Industries, Inc.	651,800	651,077
#*Saehan Media Corp.	15,530	27,195
*Sajo Industries Co., Ltd.	5,990	163,880
*Sajodaerim Corp.	4,770	72,639
#Sam Jin Pharmaceutical Co., Ltd.	25,657	473,777
#Sam Kwang Glass Industrial Co., Ltd.	4,820	155,997
Sam Whan Camus Co., Ltd.	5,270	33,454
Sam Yung Trading Co., Ltd.	13,450	44,342
#Sambu Construction Co., Ltd.	10,903	187,272
#Samchully Co., Ltd.	5,480	530,300
#*Samho International Co., Ltd.	12,681	45,433
Samhwa Crown and Closure Co., Ltd.	730	11,331
Samhwa Paints Industrial Co., Ltd.	26,400	77,822
*Samick Musical Instruments Co., Ltd.	146,160	119,949
Samsung Climate Control Co., Ltd.	6,810	41,297
#Samsung Fine Chemicals Co., Ltd.	37,500	1,541,047
*Samwha Capacitor Co., Ltd.	6,510	63,209
Samwhan Corp.	13,660	134,460
#Samyang Corp.	8,990	321,635
Samyang Foods Co., Ltd.	7,360	123,828
Samyang Genex Co., Ltd.	4,026	198,231
Samyang Tongsang Co., Ltd.	1,760	38,663
#Samyoung Electronics Co., Ltd.	17,870	167,801
#Seah Besteel Corp.	21,720	308,972
SeAH Holdings Corp.	4,622	252,529
SeAH Steel Corp.	6,214	203,460
Sebang Co., Ltd.	15,655	151,469
Sejong Industrial Co., Ltd.	21,610	85,325
#Seoul City Gas Co., Ltd.	3,590	183,981
#*Seoul Securities Co., Ltd.	706,624	673,971
*Serim Paper Manufacturing Co., Ltd.	32,013	133,912
#Sewon Cellontech Co., Ltd.	50,071	451,310
*SGWICUS Corp.	16,060	31,600

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#*SH Chemical Co., Ltd.	148,722	$72,463
Shin Won Corp.	60,100	80,117
Shin Young Securities Co., Ltd.	10,600	334,708
Shinhan Engineering & Construction Co., Ltd.	3,676	49,255
*Shinil Engineering Co., Ltd.	4,010	17,580
Shinpoong Pharmaceutical Co., Ltd.	4,680	87,907
Shinsegae Engineering & Construction Co., Ltd.	2,990	36,264
Shinsung Engineering Co., Ltd.	7,604	18,323
Shinsung FA Co., Ltd.	7,604	19,218
Shinsung Holdings Co., Ltd.	42,570	180,281
#Sindo Ricoh Co., Ltd.	11,169	544,533
#SJM Co., Ltd.	22,510	76,659
#SK Chemicals Co., Ltd.	22,820	915,029
SK Energy Co., Ltd.	12	1,014
#SK Gas Co., Ltd.	9,960	446,878
#SKC Co., Ltd.	36,520	616,317
SL Corp.	19,820	71,552
*Solomon Mutual Savings Bank	11,267	48,873
*Songwon Industrial Co., Ltd.	12,420	117,974
#*Ssangyong Cement Industry Co., Ltd.	79,381	540,344
Ssangyong Corp.	8,372	184,992
#*STX Corp.	31,266	633,467
#STX Engine Co., Ltd.	42,322	929,841
#STX Offshore & Shipbuilding Co., Ltd.	104,630	1,419,915
Suheung Capsule Co., Ltd.	16,030	103,623
#*Sung Shin Cement Co., Ltd.	16,490	119,229
*Sungchang Enterprise Holdings, Ltd.	6,150	101,444
#*Sungwon Corp.	49,310	154,100
*Sunjin Co., Ltd.	2,840	65,611
#Sunkyong Securities Co., Ltd.	382,400	1,019,136
Tae Kwang Industrial Co., Ltd.	880	508,709
Tae Kyung Industrial Co., Ltd.	29,140	113,550
Taegu Department Store	13,040	122,040
Taeyoung Engineering & Construction	90,740	479,159
#Tai Han Electric Wire Co., Ltd.	46,650	833,209
Tai Lim Packaging Industries Co., Ltd.	62,000	42,150
#TCC Steel	16,345	74,273
*Tec & Co.	25,071	48,818
Telcoware Co., Ltd.	9,000	52,881
*Tong Yang Major Corp.	70,586	322,758
#Tong Yang Securities, Inc.	146,666	1,862,333
*Trigem Computer, Inc.	13	—
*TRYBRANDS, Inc.	13,297	36,448
#TS Corp.	5,500	231,323
#Uangel Corp.	12,280	66,873
#Unid Co., Ltd.	6,000	163,450
Union Steel Manufacturing Co., Ltd.	13,912	277,371
Whanin Pharmaceutical Co., Ltd.	13,650	157,725
Woongjin Thinkbig Co., Ltd.	34,669	604,183
*Woongjin.Com Co., Ltd.	62,107	557,522
#Woori Financial Co., Ltd.	20,620	153,925
WooSung Feed Co., Ltd.	17,000	19,615
YESCO Co., Ltd.	5,950	125,397
Yoosung Enterprise Co., Ltd.	33,540	73,737
#Youlchon Chemical Co., Ltd.	32,710	205,422
*Young Poong Mining & Construction Corp.	1,580	71
Young Poong Paper Manufacturing Co., Ltd.	2,170	31,518
Youngbo Chemical Co., Ltd.	12,640	18,136
Youngone Corp. (6150493)	15,176	239,094
*Youngone Corp. (B622C10)	60,704	412,700
Youngpoong Corp.	2,040	799,835

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Yuhan Corp.	12,535	$1,987,925
Yuhwa Securities Co., Ltd.	12,910	162,129
*Yungjin Pharm Co., Ltd.	95,136	104,483
*Yuyang Telecom Co., Ltd.	5,530	43,455
*ZeroOne Interactive Co., Ltd.	16,000	4,748

TOTAL SOUTH KOREA		126,030,229

TAIWAN — (10.5%)
*A.G.V. Products Corp.	741,782	301,952
Aaeon Technology, Inc.	169,313	254,169
*Ability Enterprise Co., Ltd.	752,076	1,208,027
Abocom Systems, Inc.	470	187
*Acbel Polytech, Inc.	773,731	512,596
Altek Corp.	499,202	919,291
*Ambassador Hotel (The)	597,000	704,377
Ampoc Far East Co., Ltd.	158,444	45,008
*Amtran Technology Co., Ltd.	1,045,503	719,930
Apex Biotechnology Corp.	205,381	390,764
*Apex Science & Engineering Corp.	124,000	49,479
*Arima Communication Corp.	36,000	13,934
*Arima Optoelectronics Corp.	92,594	38,068
Asia Chemical Corp.	559,000	158,473
Asia Polymer Corp.	495,936	308,856
Asia Vital Components Co., Ltd.	362,569	335,537
Aten International Co., Ltd.	197,479	262,008
Aurora Corp.	541,499	509,071
Aurora Systems Corp.	244,244	136,436
Avermedia Technologies, Inc.	362,447	431,324
*Behavior Tech Computer Corp.	775	33
*Bes Engineering Corp.	2,691,750	707,926
Biostar Microtech International Corp.	231,975	179,635
C Sun Manufacturing, Ltd.	248,878	91,757
*Carnival Industrial Corp.	656,000	130,474
Cathay Real Estate Development Co., Ltd.	9,000	3,850
Central Reinsurance Co., Ltd.	826,402	280,614
Chain Qui Development Co., Ltd.	226,083	194,604
Champion Building Materials Co., Ltd.	545,759	172,802
Charoen Pokphand Enterprises Co., Ltd.	351,000	171,942
*Cheng Loong Corp.	1,760,330	571,451
Chenming Mold Industrial Corp.	276,437	70,610
*Chia Her Industrial Co., Ltd.	323,400	17,812
*Chia Hsin Cement Corp.	1,068,304	551,507
*Chia Hsin Food & Synthetic Fiber Co., Ltd.	97,211	11,348
*Chicony Electronics Co., Ltd.	639,708	1,419,338
Chilisin Electronics Corp.	207,535	78,120
*China Chemical & Pharmaceutical Co.	408,000	293,497
China Ecotek Corp.	170,000	241,600
China Electric Manufacturing Co., Ltd.	694,900	396,997
*China General Plastics Corp.	665,000	234,884
China Glaze Co., Ltd.	329,423	117,926
China Hi-Ment Corp.	396,348	504,687
*China Life Insurance Co., Ltd.	1,647,177	959,609
*China Man-Made Fiber Co., Ltd.	2,399,879	454,164
*China Metal Products Co., Ltd.	417,825	410,243
China Motor Co., Ltd.	115,000	73,839
*China Petrochemical Development Corp.	1,295,000	402,136
*China Rebar Co., Ltd.	55,174	7,601
China Steel Chemical Corp.	412,554	847,999
China Steel Structure Co., Ltd.	232,000	133,809
*China Synthetic Rubber Corp.	712,954	680,433
*China United Trust & Investment Corp.	164,804	—

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*China Wire & Cable Co., Ltd.	521,000	$129,020
Chinese Maritime Transport, Ltd.	446,850	1,201,391
Ching Feng Home Fashions Industries Co., Ltd.	199,403	41,582
*Chin-Poon Industrial Co., Ltd.	558,649	306,927
*Chou Chin Industrial Co., Ltd.	825	—
Chroma Ate, Inc.	581,380	891,890
Chun Yu Works & Co., Ltd.	469,000	138,601
Chun Yuan Steel Industrial Co., Ltd.	1,016,055	331,242
*Chung Hsin Electric & Machinery Co., Ltd.	753,000	391,829
Chung Hwa Pulp Corp.	843,594	307,242
*CMC Magnetics Corp.	1,700,000	425,304
Collins Co., Ltd.	462,700	117,499
*Compal Communications, Inc.	483,000	467,453
*Compeq Manufacturing Co., Ltd.	2,207,000	620,889
*Continental Engineering Corp.	1,297,067	466,638
Cosmo Electronics Corp.	207,900	188,849
*Cosmos Bank Taiwan	575,090	69,595
CTCI Corp.	950,013	963,437
CX Technology Co., Ltd.	108,368	34,469
*Cybertan Technology, Inc.	424,372	555,631
Cyntec Co., Ltd.	319,324	569,889
*Da-Cin Construction Co., Ltd.	482,711	344,271
De Licacy Industries Co., Ltd.	100,000	17,124
*Delpha Construction Co., Ltd.	462,000	103,047
*Der Pao Construction Co., Ltd.	476,000	11,897
Diamond Flower Electric Instrument Co., Ltd.	201,509	298,938
D-Link Corp.	788,303	705,570
Eastern Media International Corp.	2,366,337	471,213
Eclat Textile Co., Ltd.	236,196	120,865
Edom Technology Co., Ltd.	238,776	66,978
Elan Microelectronics Corp.	598,728	975,805
E-Lead Electronic Co., Ltd.	82,942	48,368
Elite Material Co., Ltd.	342,128	201,651
Elite Semiconductor Memory Technology, Inc.	53,200	90,460
*Elitegroup Computer Systems Co., Ltd.	155,182	61,715
Enlight Corp.	149,899	4,081
*EnTie Commercial Bank	293,603	76,546
Eternal Chemical Co., Ltd.	433,290	356,188
Everest Textile Co., Ltd.	830,562	155,402
Evergreen International Storage & Transport Corp.	1,691,000	1,495,659
Everlight Chemical Industrial Corp.	655,000	376,842
*Evertop Wire Cable Corp.	290,461	51,291
Excel Cell Electronics Co., Ltd.	143,000	46,338
*Far Eastern International Bank	381,048	93,037
*Federal Corp.	742,244	388,922
Feng Hsin Iron & Steel Co., Ltd.	100	153
Feng Tay Enterprise Co., Ltd.	791,561	585,877
*FIC Global, Inc.	27,289	2,833
First Copper Technology Co., Ltd.	703,000	182,402
First Hotel	386,323	347,341
First Insurance Co., Ltd. (The)	531,179	177,847
*First Steamship Co., Ltd.	304,000	430,333
Flytech Technology Co., Ltd.	123,750	314,764
Formosa Epitaxy, Inc.	226,758	250,475
*Formosan Rubber Group, Inc.	841,000	510,061
Fortune Electric Co., Ltd.	415,800	422,024
*Fu I Industrial Co., Ltd.	97,900	24,457
Fwuson Industry Co., Ltd.	466,590	160,897
G Shank Enterprise Co., Ltd.	325,256	204,804
G.T.M. Corp.	338,000	225,427
Gem Terminal Industries Co., Ltd.	293,579	200,682

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Giant Manufacture Co., Ltd.	528,328	$1,463,044
Giga-Byte Technology Co., Ltd.	1,390,800	968,140
Globe Union Industrial Corp.	426,944	310,807
*Gold Circuit Electronics, Ltd.	839,056	286,289
*Goldsun Development & Construction Co., Ltd.	2,125,148	1,161,815
Good Will Instrument Co., Ltd.	141,120	67,162
*Grand Pacific Petrochemical Corp.	1,130,000	414,384
Grape King, Inc.	183,000	133,335
Great China Metal Industry Co., Ltd.	462,000	295,055
*Great Taipei Gas Co., Ltd.	820,000	407,094
*Great Wall Enterprise Co., Ltd.	753,992	816,932
Greatek Co., Ltd.	815,020	822,375
Hanpin Co., Ltd.	151,000	59,366
*Hey Song Corp.	765,000	393,240
Highwealth Construction Corp.	1,037,865	1,236,213
*Hitron Technologies, Inc.	177,658	81,876
*Ho Tung Holding Corp.	951,486	341,293
*Hocheng Corp.	542,700	142,121
*Hold-Key Electric Wire & Cable Co., Ltd.	330,470	217,611
Hong Tai Electric Industrial Co., Ltd.	567,000	189,953
Hong Yi Fiber Industry Co., Ltd.	216,000	49,304
Honmyue Enterprise Co., Ltd.	262,080	50,051
Hota Industrial Manufacturing Co., Ltd.	228,067	74,378
Hsin Kuang Steel Co., Ltd.	399,442	353,871
Hsing Ta Cement Co., Ltd.	620,000	180,266
Hua Eng Wire & Cable Co., Ltd.	988,565	241,325
Huang Hsiang Construction Corp.	112,000	265,302
Hung Ching Development & Construction Co., Ltd.	449,000	250,277
*Hung Poo Construction Corp.	490,658	630,679
*Hwa Fong Rubber Co., Ltd.	471,670	159,773
I-Chiun Precision Industry Co., Ltd.	247,018	323,448
*Infortrend Technology, Inc.	422,273	539,601
ITE Technology, Inc.	186,408	384,623
Jui Li Enterprise Co., Ltd.	346,080	93,614
K Laser Technology, Inc.	295,693	119,308
Kang Na Hsiung Co., Ltd.	305,020	185,781
*Kao Hsing Chang Iron & Steel Corp.	784,000	167,383
Kaulin Manufacturing Co., Ltd.	274,330	124,675
Kee Tai Properties Co., Ltd.	830,997	394,689
*Kenda Rubber Industrial Co., Ltd.	831,751	1,137,306
*King Yuan Electronics Co., Ltd.	2,116,979	843,821
*Kingdom Construction Co., Ltd.	889,000	556,336
*King’s Town Bank	1,795,701	428,512
*King’s Town Construction Co., Ltd.	545,359	514,823
*Kinpo Electronics, Inc.	2,658,157	688,583
*Kinsus Interconnect Technology Corp.	270,000	577,590
*Knowledge-Yield-Excellence Systems Corp.	415,904	401,218
Kung Long Batteries Industrial Co., Ltd.	64,000	46,193
*Kuoyang Construction Co., Ltd.	687,000	401,640
*Kwong Fong Industries Corp.	996,000	223,433
Lan Fa Textile Co., Ltd.	618,423	161,091
*Lead Data Co., Ltd.	617,920	74,196
Leader Electronics, Inc.	56,415	31,295
*Leadtek Research, Inc.	6,961	1,325
*Lealea Enterprise Co., Ltd.	1,198,050	225,557
Lee Chang Yung Chemical Industry Corp.	1,206,157	1,286,347
Lee Chi Enterprises Co., Ltd.	326,000	112,310
*Leofoo Development Co., Ltd.	507,000	340,314
Les Enphants Co., Ltd.	297,944	277,766
*Li Peng Enterprise Co., Ltd.	967,824	284,846
Lien Hwa Industrial Corp.	1,143,752	554,877

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Lingsen Precision Industries, Ltd.	496,575	$191,943
Long Bon International Co., Ltd.	797,945	286,114
*Long Chen Paper Co., Ltd.	866,062	233,030
Lucky Cement Corp.	620,000	155,709
*Makalot Industrial Co., Ltd.	237,202	422,944
Mayer Steel Pipe Corp.	256,584	155,565
Maywufa Co., Ltd.	67,632	45,102
Meiloon Co., Ltd.	399,053	122,857
Mercuries & Associates, Ltd.	987,477	427,327
*Mercuries Data Co., Ltd.	285,292	55,800
Merida Industry Co., Ltd.	375,800	655,857
*Merry Electronics Co., Ltd.	31,363	31,553
*Microelectronics Technology, Inc.	672,315	308,441
*Micro-Star International Co., Ltd.	1,716,345	1,217,919
*Microtek International, Inc.	387,000	40,804
Min Aik Technology Co., Ltd.	224,317	186,063
Mirle Automation Corp.	250,568	168,142
Mitac International Corp.	368,000	169,853
*Mitac Technology Corp.	679,360	639,355
Mobiletron Electronics Co., Ltd.	135,000	71,170
Mospec Seminconductor Corp.	117,000	59,018
*Mustek Systems, Inc.	333,082	16,024
Nak Sealing Technologies Corp.	121,954	101,871
*Namchow Chemical Industrial Co., Ltd.	473,000	162,691
*Nankang Rubber Tire Co., Ltd.	1,011,622	1,061,896
Nantex Industry Co., Ltd.	421,421	326,698
*National Petroleum Co., Ltd.	455,824	353,392
*New Asia Construction & Development Co., Ltd.	133,618	32,489
*Ocean Plastics Co., Ltd.	342,200	278,834
*Optimax Technology Corp.	674	28
*Opto Tech Corp.	714,886	607,666
Oriental Union Chemical Corp.	1,095,788	668,134
*Pacific Construction Co., Ltd.	1,054,000	102,730
*Pan Jit International, Inc.	463,318	301,213
Pan-International Industrial Corp.	452,088	537,629
*PC Home Online	49,000	75,673
Phihong Technology Co., Ltd.	585,001	365,283
*Picvue Electronics, Ltd.	72,760	—
Pihsiang Machinery Mfg. Co., Ltd.	262,534	556,362
*Potrans Electrical Corp.	228,000	30,300
Prince Housing & Development Corp.	1,616,398	754,688
*Procomp Informatics, Ltd.	21,675	—
*Prodisc Technology, Inc.	1,707,199	31,222
*Promise Technology, Inc.	220,100	120,106
*Protop Technology Co., Ltd.	192,000	1,229
*Quintain Steel Co., Ltd.	613,000	122,633
*Radium Life Tech Corp.	805,769	726,314
Ralec Electronic Corp.	92,405	76,709
*Rectron, Ltd.	236	24
*Rexon Industrial Corp., Ltd.	469,000	107,285
*Ritek Corp.	4,755,000	1,386,889
Ruentex Development Co., Ltd.	886,000	806,795
Ruentex Industries, Ltd.	1,279,000	1,467,484
*Sainfoin Technology Corp.	131,260	—
*Sampo Corp.	1,721,124	288,431
San Fang Chemical Industry Co., Ltd.	280,108	252,610
*Sanyang Industrial Co., Ltd.	1,402,046	616,318
Sanyo Electric Co., Ltd.	503,000	504,638
SDI Corp.	274,000	197,077
Senao International Co., Ltd.	375,541	471,005
Sheng Yu Steel Co., Ltd.	552,980	421,139

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Shihlin Electric & Engineering Corp.	895,000	$1,050,482
*Shihlin Paper Corp.	418,000	1,000,685
Shin Shin Co., Ltd.	49,000	40,290
Shinkong Co., Ltd.	542,131	202,342
Shinkong Synthetic Fibers Co., Ltd.	2,321,961	650,644
Shuttle, Inc.	290,152	171,305
Sigurd Microelectronics Corp.	424,974	206,452
*Silicon Integrated Systems Corp.	1,279,000	474,893
Silitech Technology Corp.	245,199	594,756
Sincere Navigation Corp.	786	932
Sinkang Industries Co., Ltd.	259,805	128,259
*Sinkong Spinning Co., Ltd.	469,542	554,647
Sinon Corp.	551,000	253,369
*Sintek Photronics Corp.	950,045	518,505
Sinyi Realty, Inc.	317,474	580,926
Siward Crystal Technology Co., Ltd.	191,441	83,810
*Solomon Technology Corp.	281,154	113,528
*South East Soda Manufacturing Co., Ltd.	279,250	278,480
Southeast Cement Co., Ltd.	899,700	323,606
SPI Electronic Co., Ltd.	281,556	232,305
Standard Chemical & Pharmaceutical Co., Ltd.	212,685	197,213
*Standard Foods Taiwan, Ltd.	531,000	516,947
Stark Technology, Inc.	226,860	113,763
Sunonwealth Electric Machine Industry Co., Ltd.	339,486	195,847
*Sunrex Technology Corp.	612,736	670,955
*Syscom Computer Engineering Co.	140,000	38,619
Sysware Systex Corp.	261,388	247,977
*T JOIN Transportation Co., Ltd.	802,000	417,447
*Ta Chen Stainless Pipe Co., Ltd.	30,197	23,894
*Ta Chong Bank, Ltd.	3,172,212	559,787
Ta Ya Electric Wire & Cable Co., Ltd.	884,858	173,374
Ta Yih Industrial Co., Ltd.	194,000	126,545
Tah Hsin Industrial Corp.	447,000	299,311
Ta-I Technology Co., Ltd.	232,640	171,118
*Taichung Commercial Bank	2,300,841	585,453
Tainan Enterprises Co., Ltd.	263,370	187,253
Tainan Spinning Co., Ltd.	2,480,000	929,282
*Taisun Enterprise Co., Ltd.	542,000	201,339
Taita Chemical Co., Ltd.	452,170	129,657
Taiwan Acceptance Corp.	229,480	202,689
Taiwan Fire & Marine Insurance Co., Ltd.	529,602	449,955
*Taiwan Flourescent Lamp Co., Ltd.	176,000	15,986
*Taiwan Hon Chuan Enterprise Co., Ltd.	289,516	475,496
Taiwan Kai Yih Industrial Co., Ltd.	235,336	138,293
*Taiwan Kolin Co., Ltd.	1,356,000	—
*Taiwan Life Insurance Co., Ltd.	964,816	774,843
Taiwan Line Tek Electronic Co., Ltd.	74,524	87,485
*Taiwan Mask Corp.	528,720	190,607
Taiwan Navigation Co., Ltd.	598,777	1,128,049
*Taiwan Paiho Co., Ltd.	438,253	230,693
*Taiwan Pulp & Paper Corp.	618,000	185,822
Taiwan Sakura Corp.	415,182	175,313
Taiwan Secom Co., Ltd.	710,332	1,071,916
*Taiwan Sogo Shinkong Security Co., Ltd.	538,278	313,781
*Taiwan Styrene Monomer Corp.	987,303	362,445
*Taiwan Tea Corp.	1,241,714	644,995
Taiyen Biotech Co., Ltd.	438,000	302,769
*Tecom, Ltd.	447,114	183,933
Ten Ren Tea Co., Ltd.	123,980	133,109
*Test-Rite International Co., Ltd.	782,698	371,917
Thinking Electronic Industrial Co., Ltd.	184,204	176,439

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Thye Ming Industrial Co., Ltd.	267,015	$271,108
Ton Yi Industrial Corp.	2,487,280	931,835
Tsann Kuen Enterprise Co., Ltd.	324,642	346,860
TTET Union Corp.	264,000	280,135
*Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	280,000	42,198
*Twinhead International Corp.	500	51
TYC Brother Industrial Co., Ltd.	492,146	316,566
*Tycoons Group Enterprise Co., Ltd.	719,000	131,088
Tyntek Corp.	436,250	294,243
Tze Shin International Co., Ltd.	313,865	138,571
Uniform Industrial Corp.	88,823	53,510
*Union Bank of Taiwan	3,105,488	549,226
*Union Insurance Co., Ltd.	79,732	62,736
Unitech Electronics Co., Ltd.	313,505	154,745
*Unitech Printed Circuit Board Corp.	660,303	215,354
United Integration Service Co., Ltd.	446,439	220,994
*Universal Cement Corp.	944,191	473,340
*Universal Scientific Industrial Co., Ltd.	1,735,843	671,825
Universal, Inc.	123,000	98,530
*UPC Technology Corp.	1,364,071	602,378
*USI Corp.	1,203,000	536,274
*Ve Wong Corp.	311,000	244,920
*Veutron Corp.	145,000	7,030
*Visual Photonics Epitacy Co., Ltd.	182,813	300,258
Walsin Technology Corp., Ltd.	1,100,544	450,306
Wan Hwa Enterprise Co., Ltd.	467,729	205,361
Waterland Financial Holdings	3,648,021	1,133,047
*Wei Chih Steel Industrial Co., Ltd.	433,000	91,713
*Wei Chuan Food Corp.	737,000	912,805
Weltrend Semiconductor, Inc.	374,833	295,843
Wintek Corp.	610,000	468,879
*Wistron NeWeb Corp.	298,288	339,330
*WPG Holdings Co., Ltd.	398,904	489,981
Yageo Corp.	4,968,000	1,183,652
Yeung Cyang Industrial Co., Ltd.	471,467	414,445
Yieh Phui Enterprise Co., Ltd.	2,416,086	978,689
*Yosun Industrial Corp.	485,062	418,207
Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,909,507	939,415
*Yulon Nissan Motor Co., Ltd.	65,000	153,993
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	258,869	315,105
Yung Shin Pharmaceutical Industrial Co., Ltd.	406,300	484,414
*Yung Tay Engineering Co., Ltd.	729,000	474,168
Zig Sheng Industrial Co., Ltd.	809,759	193,192
Zinwell Corp.	373,586	744,690
Zippy Technology Corp.	217,948	95,614
*Zyxel Communication Corp.	974,430	609,395

TOTAL TAIWAN		118,875,154

THAILAND — (1.9%)
Aapico Hitech PCL (Foreign) NVDR	265,000	37,067
Aeon Thana Sinsap (Thailand) PCL (Foreign)	142,500	129,812
Amata Corp. PCL (Foreign)	1,818,700	269,892
*Apex Development PCL (Foreign)	3,536	2,238
Asian Property Development PCL (Foreign) NVDR	2,158,000	310,732
Bangchak Petroleum PCL (Foreign)	408,000	169,051
Bangkok Aviation Fuel Services PCL (Foreign)	854,917	160,784
Bangkok Chain Hospital PCL (Foreign)	1,667,500	409,157
Bangkok Expressway PCL (Foreign)	1,170,400	591,563
Bangkok First Investment & Trust PCL (Foreign)	702,200	68,095
Bangkok Insurance PCL (Foreign)	84,734	572,695
*Bangkok Land PCL (Foreign) NVDR	21,859,870	211,982

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
THAILAND — (Continued)
*Bangkok Rubber PCL (Foreign)	14,600	$1,064
Big C Supercenter PCL (Foreign)	7,000	9,874
Bualuang Securities PCL (Foreign)	240,000	84,631
Bumrungrad Hospital PCL (Foreign)	62,000	46,914
Cal-Comp Electronics (Thailand) PCL (Foreign)	3,894,500	338,752
Capital Nomura Securities PCL (Foreign)	46,000	25,278
*Central Paper Industry PCL (Foreign)	20	1,234
Central Plaza Hotel PCL (Foreign)	916,100	83,453
Ch. Karnchang PCL (Foreign)	206,000	22,882
*Charoong Thai Wire & Cable PCL (Foreign)	672,400	59,277
*Country Group Securities PCL (Foreign)	4,205,461	164,363
Delta Electronics (Thailand) PCL (Foreign)	112,000	51,343
Dynasty Ceramic PCL (Foreign)	882,400	497,857
Eastern Water Resources Development & Management PCL (Foreign)	2,199,400	236,550
Erawan Group PCL (Foreign)	4,046,270	212,836
*G J Steel PCL (Foreign)	5,500,000	29,092
GMM Grammy PCL (Foreign)	928,000	373,600
*Golden Land Property PCL (Foreign)	485,616	35,961
Hana Microelectronics PCL (Foreign)	1,281,796	711,900
Hermraj Land & Development PCL (Foreign)	2,803,000	50,245
Home Product Center PCL (Foreign)	3,358,470	572,410
ICC International PCL (Foreign)	204,600	243,500
Indorama Polymers PCL (Foreign)	498,600	152,378
*Italian-Thai Development PCL (Foreign) NVDR	598,000	47,446
*ITV PCL (Foreign)	2,785,600	85,950
Jasmine International PCL (Foreign)	2,110,700	26,050
Kang Yong Electric PCL (Foreign)	7,200	12,853
KGI Securities One PCL (Foreign)	3,429,546	127,991
Khon Kaen Sugar Industry PCL (Foreign)	840,000	261,651
Kiatnakin Bank PCL (Foreign) NVDR	764,800	406,785
Kim Eng Securities Thailand PCL (Foreign)	106,000	41,117
*Krungthai Card PCL (Foreign)	576,700	150,827
Laguna Resorts & Hotels PCL (Foreign)	80,500	62,096
Lalin Property PCL (Foreign)	1,650,500	69,357
Lanna Resources PCL (Foreign)	548,800	175,784
*Loxley PCL (Foreign)	3,228,020	240,939
Major Cineplex Group PCL (Foreign)	1,494,300	309,574
MBK Development PCL (Foreign)	330,900	559,117
Minor International PCL	399,205	99,127
MK Real Estate Development PCL (Foreign)	1,960,260	116,360
*Muang Thai Insurance PCL	19,588	28,493
Muramoto Electronic (Thailand) PCL (Foreign)	14,000	57,391
*Nation Multimedia Group PCL (Foreign)	146,259	13,581
Noble Development PCL (Foreign)	573,600	48,882
Padaeng Industry PCL (Foreign) NVDR (6362351)	509,500	220,090
Padaeng Industry PCL (Foreign) NVDR (6666990)	73,800	31,879
Patum Rice Mill & Granary PCL (Foreign)	5,500	6,303
Polyplex PCL (Foreign)	1,057,800	160,084
*Power Line Engineering PCL (Foreign)	327,500	14,821
Pranda Jewelry PCL (Foreign)	118,000	14,494
Precious Shipping PCL (Foreign)	230,600	109,777
Property Perfect PCL (Foreign)	1,745,800	140,567
Quality Houses PCL (Foreign)	11,876,300	579,332
*Regional Container Lines PCL (Foreign)	1,112,300	317,053
Robinson Department Store PCL (Foreign)	1,875,025	523,442
Rojana Industrial Park PCL (Foreign)	1,122,800	199,616
Saha Pathana Inter-Holding PCL (Foreign)	350,000	169,189
Saha-Union PCL (Foreign)	636,600	265,640
*Sahaviriya Steel Industries PCL (Foreign)	23,578,500	623,587
Samart Corporation PCL (Foreign)	1,676,200	305,391
Samart I-Mobile PCL (Foreign)	9,503,000	469,146

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Sammakorn PCL (Foreign)	75,000	$3,196
Sansiri PCL (Foreign)	2,621,166	232,616
SC Asset Corp. PCL (Foreign)	580,100	145,749
Seamico Securities PCL (Foreign)	529,922	35,505
SE-Education PCL (Foreign)	253,600	54,401
Serm Suk PCL (Foreign)	10,000	3,614
*Shinawatra Satellite PCL (Foreign)	136,000	24,778
*Siam Future Development PCL (Foreign)	440,000	30,514
Siam Industrial Credit PCL (Foreign)	178,162	17,068
Siam Makro PCL (Foreign)	355,600	749,759
*Sino-Thai Engineering & Construction PCL (Foreign)	29,000	3,511
Sri Trang Agro Industry PCL (Foreign)	370,998	149,359
Srithai Superware PCL (Foreign)	439,300	62,739
Supalai PCL (Foreign)	2,640,533	307,273
*SVOA PCL (Foreign)	1,007,100	23,676
*Tata Steel (Thailand) PCL (Foreign)	8,945,300	460,014
Thai Carbon Black PCL (Foreign)	87,900	36,162
Thai Plastic & Chemicals PCL (Foreign)	1,357,900	742,196
Thai Reinsurance PCL (Foreign)	1,484,700	200,694
*Thai Rung Union Car PCL (Foreign)	759,600	35,714
Thai Stanley Electric (Thailand) PCL (Foreign)	127,600	332,780
Thai Union Frozen Products PCL (Foreign)	373,000	284,984
Thai Vegetable Oil PCL (Foreign)	1,087,875	473,128
Thai Wacoal PCL (Foreign)	78,000	89,392
Thanachart Capital PCL (Foreign)	2,034,100	824,877
Thoresen Thai Agencies PCL (Foreign)	301,200	200,033
Ticon Industrial Connection PCL (Foreign)	1,026,600	197,597
*Tipco Asphalt PCL (Foreign)	352,190	152,136
TIPCO Foods (Thailand) PCL (Foreign)	835,982	109,073
Tisco Financial Group PCL (Foreign)	655,900	358,500
*TPI Polene PCL (Foreign)	287,000	59,879
*True Corp. PCL (Foreign)	4,526,000	295,261
*TT&T PCL (Foreign)	449,400	7,263
*Tycoons Worldwide Group PCL (Foreign)	804,700	105,465
*Union Mosaic Industry PCL (Foreign)	681,900	17,433
United Palm Oil Industry PCL (Foreign)	210,000	38,569
Univanich Palm Oil PCL (Foreign)	30,000	68,763
Univentures PCL (Foreign)	1,801,100	113,263
Vanachai Group PCL (Foreign)	2,463,066	115,083
Vibhavadi Medical Center PCL (Foreign)	1,247,400	109,235
Vinythai PCL (Foreign)	2,273,034	414,129

TOTAL THAILAND		21,715,625

TURKEY — (2.6%)
*Acibadem Saglik Hizmetleri ve Ticares A.S.	—	2
Adana Cimento Sanayi Ticaret A.S.	532,137	188,798
Afyon Cimento Sanayii Ticaret A.S.	201	107,003
*Ak-Al Tekstil A.S.	—	—
Akcansa Cimento Sanayi ve Ticaret A.S.	324,378	865,493
Akenerji Elektrik Uretim A.S.	80,193	569,757
*Aksa Akrilik Kimya Sanayii A.S.	142,045	139,854
Aksigorta A.S.	294,017	900,002
*Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.	—	—
*Aktas Elektrik Ticaret A.S.	370	37,731
Alarko Holding A.S.	129,551	272,473
*Albaraka Turk Katilim Bankasi AS	413,352	643,530
*Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	1	1
Alkim Alkali Kimya A.S.	27,197	113,335
*Alternatifbank A.S.	1	1
*Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	51,743	132,431
Anadolu Anonim Turk Sigorta Sirketi A.S.	522,746	412,819

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*Anadolu Cam Sanayii A.S.	574,121	$637,022
Anadolu Hayat Sigorta A.S.	84,165	162,299
*Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	23,814	75,909
*Arcelik A.S.	140,494	302,089
Aselsan Elektronik Sanayi ve Ticaret A.S.	55,044	178,701
Ayen Enerji A.S.	133,075	202,389
Aygaz A.S.	216,147	568,436
Bagfas Bandirma Gubre Fabrikalari A.S.	7,343	390,638
*Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	158,502	321,879
*Bati Anabolu Cimento A.S.	121,578	481,904
*Bati Soeke Cimento Sanayi A.S.	352,022	242,616
Bolu Cimento Sanayii A.S.	214,724	214,629
*Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	29,797	187,452
*Boyner Buyuk Magazacilik A.S.	189,233	115,358
Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	3,988	109,517
Bursa Cimento Fabrikasi A.S.	173,040	635,691
Celebi Hava Servisi A.S.	36,194	261,018
Cemtas Celik Makina Sanayi ve Ticaret A.S.	—	—
Cimsa Cimento Sanayi ve Ticaret A.S.	228,659	733,294
*Dentas Ambalaj ve Kagit Sanayi A.S.	1	—
*Deva Holding A.S.	194,391	496,388
*Dogan Gazetecilik A.S.	98,158	140,867
*Dogan Yayin Holding A.S.	316,310	310,173
*Dogus Otomotiv Servis ve Ticaret A.S.	657,448	1,934,272
*Ege Plstik Ticaret ve Sanayi A.S.	1	—
*EGE Seramik Sanayi ve Ticaret A.S.	—	—
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	1,730,297	1,814,203
*Fortis Bank A.S.	1	1
*Global Yatirim Holding A.S.	388,675	195,756
*Goldas Kuyumculuk Sanayi A.S.	49,862	45,172
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,128	179,564
Goodyear Lastikleri T.A.S.	21,850	144,086
*GSD Holding A.S.	427,556	195,197
*Gubre Fabrikalari Ticaret A.S.	30,478	173,087
*Gunes Sigorta A.S.	143,245	174,246
*Hektas Ticaret T.A.S.	16,327	9,346
*Hurriyet Gazetecilik ve Matbaacilik A.S.	430,027	349,774
*Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	305,120	260,512
*Ihlas Holding A.S.	410,855	152,103
*Izmir Demir Celik Sanayii A.S.	137,998	230,331
*Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	837,370	435,972
Karton Sanayi ve Ticaret A.S.	980	44,542
Konya Cimento Sanayii A.S.	4,921	163,200
*Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	156,178	224,369
*Koza Anadolu Metal Madencilik Isletmeleri AS	158,000	320,426
Mardin Cimento Sanayii ve Ticaret A.S.	166,618	676,496
*Marmari Marti Otel Isletmeleri A.S.	—	—
Marshall Boya ve Vernik Sanayii A.S.	11,879	78,150
*Medya Holdings A.S.	15,849	—
*Menderes Tekstil Sanayi ve Ticaret A.S.	—	—
*Mudurnu Tavukculuk A.S.	1,740	532
*Nergis Holding A.S.	1,784	4,487
*Net Holding A.S.	550,177	208,735
*Net Turizm Ticaret ve Sanayi A.S.	9,397	4,963
Nortel Networks Netas Telekomuenikasyon A.S.	13,916	258,998
Otobus Karoseri Sanayi A.S.	39,067	317,733
*Petkim Petrokimya Holding A.S.	172,124	818,655
Pinar Sut Mamulleri Sanayii A.S.	155,270	663,632
*Raks Elektronik Sanayi ve Ticaret A.S.	2,730	1,466
*Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	86,251	130,505
*Sekerbank T.A.S.	241,845	307,053

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TURKEY — (Continued)
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	353,435	$608,338
*Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.	—	—
*Tat Konserve Sanayii A.S.	144,018	262,753
*Tekfen Holding A.S.	311,586	846,744
*Tekstil Bankasi A.S.	181,377	106,214
*Tire Kutsan Oluklu Mukavva Kutu Ve Kagit Sanayii A.S.	141,425	263,506
Tofas Turk Otomobil Fabrikasi A.S.	306,405	650,198
*Trakya Cam Sanayii A.S.	351,036	369,603
Turcas Petrol A.S.	144,981	410,505
*Turk Demir Dokum Fabrikalari A.S.	1	4
*Turk Ekonomi Bankasi A.S.	528,459	540,475
Turk Hava Yollari Anonim Ortakligi A.S.	528,355	836,376
*Turk Sise ve Cam Fabrikalari A.S.	631,330	576,189
*Turkiye Sinai Kalkinma Bankasi A.S.	543,470	396,594
Ulker Biskuvi Sanayi A.S.	125,020	241,177
*Uzel Makina Sanayii A.S.	172,635	91,543
*Vakif Finansal Kiralama A.S.	1	3
*Vestel Elektronik Sanayi ve Ticaret A.S.	190,016	217,156
Yapi Kredi Finansal Kiralama A.S.	15,000	30,309
Yapi Kredi Sigorta A.S.	102,412	565,807
*Zorlu Enerji Elektrik Uretim A.S.	53,801	149,919

TOTAL TURKEY		28,832,476

TOTAL COMMON STOCKS		981,787,936

PREFERRED STOCKS — (5.4%)
BRAZIL — (5.4%)
Banco Alfa de Investimento SA	3,200	10,308
Banco Mercantil do Brasil SA	6,500	32,922
Bardella SA Industrias Mecanicas	1,100	67,212
*Braskem SA Preferred A Sponsored ADR	301,000	2,693,950
Centrais Electricas de Santa Catarina SA	57,900	1,065,676
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	38,000	1,778,400
Companhia de Tecidos Norte de Minas	144,942	380,660
Companhia Energetica do Ceara Coelce Series A	63,400	869,913
Companhia Paranaense de Energia-Copel Series B	213,400	3,305,512
Companhia Paranaense de Energia-Copel Sponsored ADR	15,800	245,216
Confab Industrial SA	483,613	1,521,537
Contax Participacoes SA	17,700	607,155
Duratex SA	245,400	3,573,640
Eletropaulo Metropolita SA Preferred A	248,500	4,361,986
*Empressa Metropolitanade Aguas e Energia SA	24,000	142,784
Energisa SA	27,760	150,573
Forjas Taurus SA	181,082	655,127
Fras-Le SA	20,200	36,270
*Gol Linhas Aereas Inteligentes SA	91,900	674,812
*Industria de Bebidas Antarctica Polar SA	23,000	32,360
*Inepar Industria e Construcoes SA	11,690	180,950
Klabin SA	1,412,700	2,513,822
Lojas Americanas SA	558,403	3,112,631
Mahle-Metal Leve SA Industria e Comercio	28,666	264,881
Marcopolo SA	335,800	966,499
*Net Servicos de Comunicacao SA	400,902	4,093,358
Net Servicos de Comunicacao SA Preferred ADR	176,445	1,792,681
*Paranapanema SA	322,523	708,747
Randon e Participacoes SA	213,000	1,349,409
Rasip Agro-Pastoril SA	51,000	11,754
Sadia SA	238,000	688,838
*Sadia SA ADR	300,000	2,622,000
Sao Paulo Alpargatas SA	24,300	989,843
Saraiva SA Livreiros Editores	54,100	801,170
*Sharp SA Equipamentos Eletronicos	30,200,000	324

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
*Suzano Papel e Celullose SA	390,634	$3,636,775
Telemig Celuar Participacoes SA	88,238	2,743,028
Ultrapar Participacoes SA	263,040	8,860,814
Uniao de Industrias Petroquimicas SA Series B	1,321,579	658,753
*Votorantim Celulose e Papel SA	12,623	187,950
*Votorantim Celulose e Papel SA Sponsored ADR	155,700	2,326,158
Whirlpool SA	301,516	581,781

TOTAL BRAZIL		61,298,179

INDIA — (0.0%)
*Ispat Industries, Ltd.	620,622	44,910

MALAYSIA — (0.0%)
*Malayan United Industries Berhad A1	176,957	11,052
*Malayan United Industries Berhad A2	176,957	9,544

TOTAL MALAYSIA		20,596

TOTAL PREFERRED STOCKS		61,363,685

RIGHTS/WARRANTS — (0.0%)
MALAYSIA — (0.0%)
*Mieco Chipboard Berhad Warrants 04/21/09	23,000	343
*OSK Holdings Berhad Warrants 09/30/12	1,696	65
*Ramunia Holdings Berhad Warrants 12/20/09	1,840	267
*Salcon Berhad Warrants 05/17/14	130,000	9,226

TOTAL MALAYSIA		9,901

THAILAND — (0.0%)
*Bangkok Land PCL (Foreign) (B1NBVQ9) Warrants 01/07/10	217,333	64
*Bangkok Land PCL (Foreign) (B2R9Y45) Warrants 01/07/10	8,472,752	12,449
*Rojana Industrial Park PCL (Foreign) Warrants 11/30/14	374,266	22,546
*Thai Vegetable Oil PCL (Foreign) Warrants 05/18/12	217,575	37,722
*Ticon Industrial Connection PCL (Foreign) Warrants 05/20/11	171,100	6,285

TOTAL THAILAND		79,066

TOTAL RIGHTS/WARRANTS		88,967

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $245,000 FHLMC 6.50%, 09/01/37, valued at $177,883) to be repurchased at $174,003	$174	174,000

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (7.8%)
§@DFA Short Term Investment Fund LP	85,564,501	$85,564,501
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by various corporate obligations, ranging in par value from $374,557 to $155,229,000, rates ranging from 3.977%(r) to 7.000%, maturities ranging from 03/01/18 to 02/01/48, valued at $2,467,467) to be repurchased at $2,419,125	$2,419	2,419,085

TOTAL SECURITIES LENDING COLLATERAL		87,983,586

TOTAL INVESTMENTS — (100.0%) (Cost $926,960,632)##		$1,131,398,174

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	—	$965,034	—	$965,034
Brazil	$70,367,789	5,995	—	70,373,784
Chile	16,903,039	—	—	16,903,039
China	1,821,831	139,675,594	—	141,497,425
Hungary	—	3,239,453	—	3,239,453
India	931,746	122,432,505	—	123,364,251
Indonesia	458,631	35,288,257	—	35,746,888
Israel	186,765	33,691,654	—	33,878,419
Malaysia	140,401	56,901,485	—	57,041,886
Mexico	58,075,999	101,143	—	58,177,142
Philippines	368,126	14,538,675	—	14,906,801
Poland	—	27,328,504	—	27,328,504
South Africa	181,887	102,729,939	—	102,911,826
South Korea	758,086	125,272,143	—	126,030,229
Taiwan	31,222	118,843,932	—	118,875,154
Thailand	21,625,139	90,486	—	21,715,625
Turkey	—	28,832,476	—	28,832,476
Preferred Stocks
Brazil	61,265,496	32,683	—	61,298,179
India	—	44,910	—	44,910
Malaysia	20,596	—	—	20,596
Rights/Warrants
Malaysia	9,634	267	—	9,901
Thailand	12,513	66,553	—	79,066
Temporary Cash Investments	—	174,000	—	174,000
Securities Lending Collateral	—	87,983,586	—	87,983,586

TOTAL	$233,158,900	$898,239,274	—	$1,131,398,174

THE DFA ONE-YEAR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (44.1%)
Federal Farm Credit Bank
2.750%, 05/04/10	$18,300	$18,608,355
3.750%, 12/06/10	40,000	41,539,040
Federal Home Loan Bank
4.875%, 05/14/10	8,200	8,477,939
4.250%, 06/11/10	134,100	138,319,725
2.750%, 06/18/10	76,200	77,648,486
3.500%, 07/16/10	100,000	102,253,700
1.375%, 05/16/11	77,000	77,370,447
2.625%, 05/20/11	40,000	41,075,760
3.375%, 06/24/11	85,000	88,215,890
3.625%, 07/01/11	102,000	106,609,616
1.625%, 07/27/11	60,000	60,460,680
Federal Home Loan Mortgage Corporation
2.875%, 06/28/10	75,000	76,571,100
6.875%, 09/15/10	30,000	32,054,850
5.625%, 03/15/11	65,000	69,764,955
1.625%, 04/26/11	80,000	80,709,520
6.000%, 06/15/11	79,000	85,968,432
Federal National Mortgage Association
7.125%, 06/15/10	98,500	104,114,007
4.500%, 02/15/11	83,000	87,663,272
1.750%, 03/23/11	40,000	40,432,200
1.375%, 04/28/11	82,000	82,386,466
6.000%, 05/15/11	65,000	70,551,260
3.375%, 05/19/11	20,000	20,833,980

TOTAL AGENCY OBLIGATIONS		1,511,629,680

BONDS — (33.8%)
Bank of America NA
1.700%, 12/23/10	40,000	40,434,800
Bank of New York Mellon Corp.
4.950%, 01/14/11	5,000	5,183,085
Bank of New York Mellon Corp. Floating Rate Note (r)1.416%, 02/05/10	59,000	59,058,823
Citigroup Funding, Inc. Floating Rate Note (r)1.351%, 10/22/09	80,400	80,360,524
CME Group, Inc. Floating Rate Note (r)1.657%, 08/06/10	100,000	100,380,700
Deutsche Bank AG Floating Rate Note (r)1.213%, 06/18/10	100,000	98,814,500
General Electric Capital Corp.
5.000%, 12/01/10	10,000	10,354,070
1.625%, 01/07/11	60,000	60,546,000

THE DFA ONE-YEAR FIXED INCOME SERIES

CONTINUED

	Face Amount	Value†
	(000)
General Electric Capital Corp. Floating Rate Note (r)1.016%, 05/10/10	$10,200	$10,162,760
Goldman Sachs Group, Inc.
1.700%, 03/15/11	50,000	50,573,850
JPMorgan Chase & Co. Floating Rate Note (r)1.176%, 11/19/09	92,000	92,140,852
Kreditanstalt fuer Wiederaufbau
4.625%, 01/20/11	58,000	60,237,060
1.875%, 03/15/11	35,000	35,438,025
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.250%, 09/15/10	24,400	25,183,216
Manitoba, Province of
4.450%, 04/12/10	5,450	5,573,273
Morgan Stanley
2.900%, 12/01/10	90,000	92,392,650
Nordic Investment Bank
4.875%, 03/15/11	12,291	12,572,980
Oesterreichischen Kontrollbank AG
4.250%, 10/06/10	10,000	10,214,250
2.875%, 03/15/11	82,000	83,749,142
Regions Bank
2.750%, 12/10/10	18,000	18,450,234
Svensk Exportkredit AB
4.000%, 06/15/10	77,000	79,003,848
4.500%, 09/27/10	13,000	13,478,530
Wachovia Corp. Floating Rate Note (r)1.111%, 11/24/09	93,000	93,115,599
Wal-Mart Stores, Inc.
4.125%, 07/01/10	19,343	19,866,673

TOTAL BONDS		1,157,285,444

CERTIFICATES OF DEPOSIT INTEREST BEARING — (3.1%)
Barclays Bank P.L.C.
3.430%, 08/07/09	22,000	22,013,345
Toronto Dominion Bank
1.900%, 10/05/09	15,000	15,045,277
Toronto Dominion Bank NY
1.840%, 10/06/09	70,000	70,207,998

TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		107,266,620

COMMERCIAL PAPER — (18.4%)
ANZ National (International), Ltd.
3.070%, 09/04/09	30,000	29,992,503
1.605%, 11/06/09	57,000	56,924,122
Australia & New Zealand Banking Group, Ltd.
0.270%, 10/26/09	13,000	12,991,518
Bank of Nova Scotia
0.230%, 09/28/09	20,000	19,990,528

THE DFA ONE-YEAR FIXED INCOME SERIES

CONTINUED

	Face Amount	Value†
	(000)
BNP Paribas Finance, Inc.
0.300%, 10/13/09	$80,000	$79,935,704
CBA (Delaware) Finance
0.280%, 10/23/09	10,000	9,993,233
Fortis Funding LLC
0.505%, 10/06/09	15,000	14,989,113
ING (US) Funding LLC
0.390%, 08/27/09	70,000	69,987,400
National Australia Funding
0.330%, 08/26/09	55,000	54,991,024
National Rural Utilities
0.300%, 10/16/09	25,000	24,976,792
Nordea North America, Inc.
0.300%, 08/18/09	10,000	9,998,950
0.280%, 08/24/09	25,000	24,996,168
Rabobank USA Financial Corp.
0.330%, 09/03/09	15,000	14,996,698
Total Capital Canada, Ltd.
0.250%, 10/08/09	48,000	47,966,054
Toyota Motor Credit Corp.
0.270%, 08/13/09	60,000	59,994,150
Westpac Banking Corp.
3.020%, 09/04/09	98,000	97,972,658

TOTAL COMMERCIAL PAPER		630,696,615

TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $18,570,000 FNMA 5.32%, 01/01/19, valued at $19,289,588) to be repurchased at $19,004,301	19,004	19,004,000

TOTAL INVESTMENTS — (100.0%) (Cost $3,405,404,026)##		$3,425,882,359

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,511,629,680	—	$1,511,629,680
Bonds	—	1,157,285,444	—	1,157,285,444
Certificates of Deposit Interest Bearing	—	107,266,620	—	107,266,620
Commercial Paper	—	630,696,615	—	630,696,615
Temporary Cash Investments	—	19,004,000	—	19,004,000

TOTAL	—	$3,425,882,359	—	$3,425,882,359

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Face Amount^	Value†
	(000)
BONDS — (52.7%)
AUSTRALIA — (0.6%)
Australia & New Zealand Banking Group, Ltd.
(u)4.875%, 11/08/10	4,085	$4,205,830
(g)4.500%, 12/15/10	3,410	5,846,119
Westpac Banking Corp.
(g)4.875%, 04/13/11	5,639	9,728,443

TOTAL AUSTRALIA		19,780,392

CANADA — (7.2%)
Canada Mortgage & Housing Corp.
(u)4.800%, 10/01/10	26,280	27,244,975
Canadian Government Bond
1.250%, 06/01/11	98,500	91,477,675
Ontario, Province of
(u)3.125%, 09/08/10	89,000	91,048,780
Royal Bank of Canada
(g)4.625%, 12/07/10	6,313	10,872,124
4.920%, 07/06/11	8,000	7,855,558

TOTAL CANADA		228,499,112

FRANCE — (2.3%)
Agence Francaise de Developpement
(u)1.750%, 01/18/11	26,500	26,656,854
(u)4.125%, 06/24/11	45,500	47,474,745

TOTAL FRANCE		74,131,599

GERMANY — (11.3%)
Deutsche Bank AG Floating Rate Note
(r)(u)1.383%, 02/16/10	90,000	89,302,230
DSL Bank AG
(j)1.750%, 10/07/09	5,760,000	60,995,554
Kreditanstalt fuer Wiederaufbau
(u)4.625%, 01/20/11	53,200	55,251,924
(u)1.875%, 03/15/11	19,755	20,002,234
Landeskreditbank Baden-Wuerttemberg Foerderbank
(u)4.250%, 09/15/10	25,000	25,802,475
(u)3.250%, 10/29/10	34,000	34,673,472
(u)2.500%, 02/14/11	29,000	29,308,966
Landwirtschaftliche Rentenbank
(u)4.250%, 01/21/11	25,000	26,055,450
(u)4.875%, 02/14/11	9,100	9,529,010
(u)3.125%, 06/15/11	7,400	7,638,628

TOTAL GERMANY		358,559,943

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

CONTINUED

	Face Amount^	Value†
	(000)
JAPAN — (0.2%)
Japan Finance Corp.
(u)2.000%, 06/24/11	4,600	$4,642,545

NETHERLANDS — (2.8%)
Bank Nederlandse Gemeenten
(u)3.375%, 12/15/10	8,648	8,881,764
(u)3.375%, 01/18/11	15,000	15,377,505
Deutsche Bahn Finance
(u)5.125%, 01/05/11	48,385	50,102,861
Rabobank Nederland
(u)5.000%, 02/15/11	6,884	7,240,777
(g)5.000%, 04/11/11	4,870	8,454,198

TOTAL NETHERLANDS		90,057,105

NORWAY — (2.9%)
Kommunalbanken AS
(u)3.250%, 06/15/11	89,832	91,831,570

SPAIN — (2.9%)
Instituto de Credito Oficial
(j)0.800%, 09/28/09	5,538,000	58,546,770
(u)4.625%, 10/26/10	26,300	27,356,445
(u)3.000%, 03/15/11	5,000	5,123,615

TOTAL SPAIN		91,026,830

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.0%)
Council of Europe Development Bank
(u)6.125%, 01/25/11	21,208	22,650,590
European Investment Bank
(g)5.375%, 03/07/11	5,860	10,324,295

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS		32,974,885

SWEDEN — (1.0%)
Svensk Exportkredit AB
(u)4.000%, 06/15/10	5,767	5,917,080
Sweden Kingdom
(u)4.500%, 02/07/11	25,000	26,315,425

TOTAL SWEDEN		32,232,505

UNITED KINGDOM — (5.1%)
BP Capital Markets P.L.C.
(u)4.750%, 11/10/10	5,814	6,040,513
(u)3.625%, 05/27/11	3,160	3,273,371
Lloyds TSB Bank P.L.C.
(u)2.300%, 04/01/11	40,000	40,594,000
Network Rail Infrastructure Finance P.L.C.
(u)3.000%, 01/24/11	21,200	21,721,902

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

CONTINUED

	Face Amount^	Value†
	(000)
UNITED KINGDOM — (Continued)
United Kingdom Gilt
9.000%, 07/12/11	48,000	$91,654,148

TOTAL UNITED KINGDOM		163,283,934

	Face Amount
	(000)
UNITED STATES — (15.4%)
Bank of America Corp.
4.500%, 08/01/10	$5,092	5,174,944
Bank of America NA
1.700%, 12/23/10	80,000	80,869,600
Bank of New York Mellon Corp. Floating Rate Note
(r)1.416%, 02/05/10	91,400	91,491,126
Citibank NA
1.500%, 07/12/11	20,000	20,057,400
CME Group, Inc. Floating Rate Note
(r)1.657%, 08/06/10	25,000	25,095,175
General Electric Capital Corp.
1.625%, 01/07/11	40,000	40,364,000
Georgia Power Co. Floating Rate Note
(r)1.164%, 03/17/10	45,700	45,903,913
JPMorgan Chase & Co. Floating Rate Note
(r)1.176%, 11/19/09	70,000	70,107,170
Morgan Stanley
2.900%, 12/01/10	20,000	20,531,700
Wachovia Corp. Floating Rate Note
(r)1.111%, 11/24/09	50,000	50,062,150
Wells Fargo Bank & Co. Floating Rate Note
(r)0.782%, 09/23/09	42,000	42,031,164

TOTAL UNITED STATES		491,688,342

TOTAL BONDS		1,678,708,762

AGENCY OBLIGATIONS — (35.0%)
Federal Home Loan Bank
2.750%, 06/18/10	52,400	53,396,072
3.500%, 07/16/10	20,000	20,450,740
3.375%, 08/13/10	102,300	105,184,042
4.375%, 10/22/10	60,000	62,557,980
1.625%, 01/21/11	100,000	101,131,700
1.375%, 05/16/11	88,200	88,624,330
2.625%, 05/20/11	80,000	82,151,520
3.375%, 06/24/11	65,000	67,459,210
3.625%, 07/01/11	52,600	54,977,099
Federal Home Loan Mortgage Corporation
2.875%, 06/28/10	95,000	96,990,060
4.750%, 01/18/11	20,000	21,118,080
1.625%, 04/26/11	60,000	60,532,140

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

CONTINUED

	Face Amount	Value†
	(000)
6.000%, 06/15/11	$79,000	$85,968,432
Federal National Mortgage Association
7.125%, 06/15/10	22,000	23,253,890
4.500%, 02/15/11	13,500	14,258,484
1.375%, 04/28/11	20,000	20,094,260
6.000%, 05/15/11	69,000	74,892,876
3.375%, 05/19/11	80,000	83,335,920

TOTAL AGENCY OBLIGATIONS		1,116,376,835

CERTIFICATES OF DEPOSIT INTEREST BEARING — (7.8%)
Barclays Bank P.L.C.
3.430%, 08/07/09	40,000	40,024,264
BNP Paribas Finance, Inc.
3.190%, 08/14/09	76,000	76,086,655
Nordea Bank Finland
1.650%, 01/28/10	40,000	40,189,204
Toronto Dominion Bank
1.900%, 10/05/09	50,000	50,150,925
1.650%, 01/28/10	40,000	40,250,208

TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		246,701,256

COMMERCIAL PAPER — (2.5%)
Westpac Banking Corp.
1.370%, 01/15/10	80,000	79,835,736

TEMPORARY CASH INVESTMENTS — (2.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $74,035,000 FHLMC 4.50%, 05/01/23, valued at $65,387,787) to be repurchased at $64,420,020	64,419	64,419,000

TOTAL INVESTMENTS — (100.0%) (Cost $3,141,531,115)##		$3,186,041,589

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

CONTINUED

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$19,780,392	—	$19,780,392
Canada	—	228,499,112	—	228,499,112
France	—	74,131,599	—	74,131,599
Germany	—	358,559,943	—	358,559,943
Japan	—	4,642,545	—	4,642,545
Netherlands	—	90,057,105	—	90,057,105
Norway	—	91,831,570	—	91,831,570
Spain	—	91,026,830	—	91,026,830
Supranational Organization Obligations	—	32,974,885	—	32,974,885
Sweden	—	32,232,505	—	32,232,505
United Kingdom	—	163,283,934	—	163,283,934
United States	—	491,688,342	—	491,688,342
Agency Obligations
United States	—	1,116,376,835	—	1,116,376,835
Certificates of Deposit Interest Bearing
United States	—	246,701,256	—	246,701,256
Commerical Paper
United States	—	79,835,736	—	79,835,736
Temporary Cash Investments	—	64,419,000	—	64,419,000
Other Financial Instruments**	—	(2,963,147)	—	(2,963,147)

TOTAL	—	$3,183,078,442	—	$3,183,078,442

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value†
COMMON STOCKS — (83.7%)
Consumer Discretionary — (15.3%)
*4Kids Entertainment, Inc.	200	$350
#*99 Cents Only Stores	110,124	1,613,317
*A.C. Moore Arts & Crafts, Inc.	25,417	91,755
Acme United Corp.	1,030	8,703
*Aldila, Inc.	6,971	23,771
*Alloy, Inc.	17,945	115,207
American Greetings Corp. Class A	73,700	1,162,249
*America’s Car-Mart, Inc.	12,926	282,692
Ameristar Casinos, Inc.	200	3,738
#*AnnTaylor Stores Corp.	14,100	170,187
#*Arctic Cat, Inc.	20,766	127,919
*Asbury Automotive Group, Inc.	50,300	703,697
*Ascent Media Corp. (043632108)	48	1,331
*Ascent Media Corp. (043632207)	114	28,614
*Atrinsic, Inc.	7,832	8,145
*Audiovox Corp. Class A	23,689	186,906
#*AutoNation, Inc.	305,400	6,315,672
*Ballantyne Strong, Inc.	8,032	18,956
#Barnes & Noble, Inc.	38,682	890,846
Barry (R.G.) Corp.	700	4,998
*Beasley Broadcast Group, Inc.	10,000	29,100
*Beazer Homes USA, Inc.	9,300	29,946
bebe stores, inc.	1,900	13,813
*Benihana, Inc.	3,200	27,552
*Benihana, Inc. Class A	300	2,406
*Bluegreen Corp.	18,575	51,453
Blyth, Inc.	4,825	204,725
Bob Evans Farms, Inc.	54,784	1,589,832
*Bon-Ton Stores, Inc.	14,849	51,972
Books-A-Million, Inc.	21,400	198,378
*Boyd Gaming Corp.	20,700	190,233
#*Brookfield Homes Corp.	39,865	224,440
Brown Shoe Company, Inc.	74,175	574,856
*Brunswick Corp.	112,200	805,596
#*Build-A-Bear-Workshop, Inc.	25,190	119,652
#*Cabela’s, Inc.	109,175	1,769,727
*Cache, Inc.	9,000	38,430
#*California Coastal Communities, Inc.	3,309	4,500
Callaway Golf Co.	94,070	599,226
*Canterbury Park Holding Corp.	2,755	19,285
*Caribou Coffee Co.	3,840	22,310
*Carmike Cinemas, Inc.	9,700	92,150
Carnival Corp.	688,708	19,276,937
*Carriage Services, Inc.	19,056	69,936
*Cavalier Homes, Inc.	22,751	62,338
*Cavco Industries, Inc.	9,633	329,738
CBS Corp. Class A	15,700	128,897
#CBS Corp. Class B	483,866	3,962,863
*Centex Corp.	142,760	1,557,512
*Charming Shoppes, Inc.	26,798	129,434
#*Chico’s FAS, Inc.	197,200	2,261,884
Christopher & Banks Corp.	56,231	445,350
*Churchill Downs, Inc.	3,137	117,638
Cinemark Holdings, Inc.	82,874	919,073
*Coldwater Creek, Inc.	1,100	8,074
#*Collective Brands, Inc.	104,390	1,661,889
Columbia Sportswear Co.	13,613	482,036

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Comcast Corp. Class A	3,570,978	$53,064,733
Comcast Corp. Special Class A	1,432,185	20,036,268
*Concord Camera Corp.	—	1
#*Conn’s, Inc.	38,000	479,180
Cooper Tire & Rubber Co.	154,727	2,283,771
#*Core-Mark Holding Co., Inc.	29,059	780,525
*Craftmade International, Inc.	2,799	8,173
CSS Industries, Inc.	18,850	437,320
*Culp, Inc.	21,913	144,407
*Cybex International, Inc.	30,133	30,133
#D.R. Horton, Inc.	121,320	1,406,099
*dELiA*s, Inc.	22,143	55,800
*Delta Apparel, Inc.	6,832	57,730
*Destination Maternity Corp.	11,725	267,564
#Dillard’s, Inc. Class A	120,300	1,276,383
#*DineEquity, Inc.	49,683	1,227,667
#*Discovery Communications, Inc. (25470F104)	40,480	991,760
#*Discovery Communications, Inc. (25470F203)	3,937	89,409
*Discovery Communications, Inc. (25470F302)	163,880	3,670,912
#Disney (Walt) Co.	962,916	24,188,450
*Dixie Group, Inc.	11,800	37,052
*Dorman Products, Inc.	12,347	202,120
Dover Motorsports, Inc.	15,900	22,260
#*Drew Industries, Inc.	57,500	1,103,425
*DSW, Inc.	4,000	53,960
*Duckwall-ALCO Stores, Inc.	700	11,956
#Eastman Kodak Co.	278,700	827,739
Educational Development Corp.	2,100	10,154
#Ethan Allen Interiors, Inc.	20,300	258,419
*Exide Technologies	12,623	61,474
#*Expedia, Inc.	87,526	1,812,663
*Famous Dave’s of America, Inc.	100	653
#*Federal-Mogul Corp.	6,900	97,497
Finish Line, Inc. Class A	112,109	975,348
*Fisher Communications, Inc.	15,023	278,076
*Flanigan’s Enterprises, Inc.	865	4,455
Flexsteel Industries, Inc.	1,719	13,975
Foot Locker, Inc.	211,664	2,345,237
Fortune Brands, Inc.	149,626	5,920,701
FortuNet, Inc.	1,700	2,006
*Franklin Electronic Publishers, Inc.	4,850	10,767
Fred’s, Inc.	41,937	565,311
Frisch’s Restaurants, Inc.	600	16,650
*Full House Resorts, Inc.	700	1,715
#*Furniture Brands International, Inc.	71,463	286,567
*GameTech International, Inc.	5,360	10,345
*Gaming Partners International Corp.	500	3,550
#*Gander Mountain Co.	42,828	252,257
#Gannett Co., Inc.	85,122	595,854
#*Gaylord Entertainment Co.	28,382	405,011
*Genesco, Inc.	51,445	1,117,385
*G-III Apparel Group, Ltd.	19,700	238,173
*Great Wolf Resorts, Inc.	34,400	92,880
*Group 1 Automotive, Inc.	63,000	1,855,980
Harte-Hanks, Inc.	6,300	68,166
*Hastings Entertainment, Inc.	1,572	7,168
*Haverty Furniture Co., Inc.	46,379	498,110
*Heelys, Inc.	24,820	46,910
#*Helen of Troy, Ltd.	64,389	1,400,461
*Hollywood Media Corp.	28,505	45,323
Hooker Furniture Corp.	4,341	59,602

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Hot Topic, Inc.	1,540	$11,904
*HSN, Inc.	64,256	650,913
*Iconix Brand Group, Inc.	95,450	1,672,284
#*Isle of Capri Casinos, Inc.	15,000	178,350
*J. Alexander’s Corp.	9,296	39,694
#J.C. Penney Co., Inc.	220,404	6,645,181
*JAKKS Pacific, Inc.	18,275	210,711
#*Jarden Corp.	108,050	2,663,432
*Jo-Ann Stores, Inc.	47,950	1,117,235
#Johnson Controls, Inc.	3,600	93,168
*Johnson Outdoors, Inc.	12,128	79,317
Jones Apparel Group, Inc.	35,815	492,814
*Kenneth Cole Productions, Inc. Class A	12,274	98,560
KSW, Inc.	446	1,280
#*K-Swiss, Inc. Class A	11,908	129,083
LaCrosse Footwear, Inc.	495	5,321
*Lakeland Industries, Inc.	11,757	89,471
*Lakes Entertainment, Inc.	24,888	93,828
*Landry’s Restaurants, Inc.	25,100	224,896
*Lazare Kaplan International, Inc.	12,780	31,950
#Lennar Corp. Class A	160,100	1,895,584
*Liberty Global, Inc. Class A	68,111	1,426,925
#*Liberty Global, Inc. Series C	64,637	1,347,035
*Liberty Media Corp. - Entertainment Class A	578,364	16,176,841
*Liberty Media Corp. - Entertainment Class B	17,188	485,475
*Liberty Media Corp. Capital Class A	217,289	3,168,074
*Liberty Media Corp. Capital Class B	6,066	90,292
#*Liberty Media Corp. Interactive Class A	882,463	5,877,204
*Liberty Media Corp. Interactive Class B	35,506	230,789
#*Life Time Fitness, Inc.	10,700	272,315
#*Lifetime Brands, Inc.	13,658	56,681
*Lithia Motors, Inc. Class A	37,982	455,404
#*Live Nation, Inc.	130,962	764,818
#*Liz Claiborne, Inc.	22,114	69,880
*Lodgian, Inc.	21,628	27,684
*Luby’s, Inc.	48,862	222,322
*M/I Homes, Inc.	37,930	498,021
*Mac-Gray Corp.	13,247	162,806
#Macy’s, Inc.	391,800	5,449,938
Marcus Corp. (The)	9,332	117,956
*MarineMax, Inc.	16,594	111,678
*McCormick & Schmick’s Seafood Restaurants, Inc.	15,712	121,611
*Media General, Inc. Class A	1,700	7,905
Men’s Wearhouse, Inc. (The)	84,060	1,816,537
Meredith Corp.	58,650	1,552,466
#*Meritage Homes Corp.	61,660	1,319,524
*Modine Manufacturing Co.	42,200	322,830
#*Mohawk Industries, Inc.	98,740	5,093,009
*Morton’s Restaurant Group, Inc.	19,595	71,326
*Movado Group, Inc.	31,700	452,676
*MTR Gaming Group, Inc.	35,575	130,916
*Multimedia Games, Inc.	34,039	191,299
*Nautilus Group, Inc.	24,965	53,175
*New Frontier Media, Inc.	22,735	47,744
*New York & Co., Inc.	34,900	125,640
#News Corp. Class A	1,864,745	19,262,816
#News Corp. Class B	855,872	10,287,581
*O’Charleys, Inc.	28,308	294,120
*Office Depot, Inc.	233,937	1,064,413
*OfficeMax, Inc.	5,000	46,550
*Orbitz Worldwide, Inc.	41,101	106,863

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Orient-Express Hotels, Ltd.	2,500	$22,125
#*Orleans Homebuilders, Inc.	21,971	72,504
#*Outdoor Channel Holdings, Inc.	48,678	368,979
Oxford Industries, Inc.	35,285	483,757
*Palm Harbor Homes, Inc.	2,600	5,902
#*Penske Automotive Group, Inc.	123,592	2,555,883
Pep Boys - Manny, Moe & Jack (The)	81,600	810,288
*Perry Ellis International, Inc.	28,161	217,121
Phillips-Van Heusen Corp.	84,340	2,983,949
*Pinnacle Entertainment, Inc.	98,230	985,247
*Playboy Enterprises, Inc. Class B	31,961	76,387
*Pomeroy IT Solutions, Inc.	10,282	61,486
*Quiksilver, Inc.	124,972	268,690
*RC2 Corp.	6,900	105,363
*Red Lion Hotels Corp.	28,076	147,680
#*Red Robin Gourmet Burgers, Inc.	41,775	782,028
#Regis Corp.	73,400	1,002,644
#*Rent-A-Center, Inc.	40,770	846,385
*Retail Ventures, Inc.	80,824	269,144
*Rex Stores Corp.	4,050	45,360
#*Rick’s Cabaret International, Inc.	5,300	40,439
#*Rocky Brands, Inc.	9,337	35,107
#Royal Caribbean Cruises, Ltd.	322,500	4,682,700
*Rubio’s Restaurants, Inc.	12,912	78,118
#*Ruby Tuesday, Inc.	11,600	86,768
*Russ Berrie & Co., Inc.	25,576	134,018
#Ryland Group, Inc.	16,800	335,496
*Saga Communications, Inc.	6,520	35,664
#*Saks, Inc.	400	2,048
*Salem Communications Corp.	731	629
Scholastic Corp.	38,300	863,665
#*Sears Holdings Corp.	137,330	9,110,472
Service Corp. International	260,071	1,643,649
*Shiloh Industries, Inc.	25,710	126,236
*Shoe Carnival, Inc.	33,361	417,012
*Sinclair Broadcast Group, Inc. Class A	99,274	185,642
*Skechers U.S.A., Inc. Class A	49,610	686,106
Skyline Corp.	5,123	124,335
*Sonic Automotive, Inc.	43,303	532,627
Spartan Motors, Inc.	10,400	72,800
Speedway Motorsports, Inc.	71,417	1,139,815
*Sport Chalet, Inc. Class A	875	1,356
*Sport Chalet, Inc. Class B	400	1,200
Sport Supply Group, Inc.	22,769	223,592
Stage Stores, Inc.	60,550	755,664
*Standard Motor Products, Inc.	23,500	262,495
#*Standard Pacific Corp.	19,894	68,435
*Stanley Furniture, Inc.	12,564	138,204
#*Steak n Shake Co. (The)	68,906	704,219
*Steinway Musical Instruments, Inc.	8,617	98,578
Stewart Enterprises, Inc.	27,202	133,018
*Stoneridge, Inc.	23,350	103,674
*Strattec Security Corp.	5,656	82,012
Superior Industries International, Inc.	38,900	613,842
*Syms Corp.	6,000	42,120
#*Systemax, Inc.	7,773	101,282
*Tandy Brand Accessories, Inc.	10,432	25,037
*Tandy Leather Factory, Inc.	500	1,312
*Timberland Co. Class A	3,300	45,012
#Time Warner Cable, Inc.	693,942	22,941,723
Time Warner, Inc.	1,534,860	40,919,368

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Toll Brothers, Inc.	238,999	$4,674,820
*Trans World Entertainment Corp.	5,898	6,606
*TRW Automotive Holdings Corp.	163,213	2,746,875
*Tuesday Morning Corp.	100	464
*Tween Brands, Inc.	1,700	12,308
#*Unifi, Inc.	163,482	343,312
Unifirst Corp.	14,720	572,902
*Vail Resorts, Inc.	8,370	239,466
*Valassis Communications, Inc.	35,513	404,493
Washington Post Co.	4,880	2,203,320
#*West Marine, Inc.	22,463	199,696
#Whirlpool Corp.	88,001	5,023,977
#Williams-Sonoma, Inc.	11,805	165,978
*WPT Enterprises, Inc.	1,185	1,600
Wyndham Worldwide Corp.	240,716	3,357,988
*Zale Corp.	72,940	431,805

Total Consumer Discretionary		397,844,010

Consumer Staples — (4.3%)
Andersons, Inc. (The)	9,100	293,202
#Archer-Daniels-Midland Co.	437,789	13,186,205
B&G Foods, Inc.	62,773	524,155
Bunge, Ltd.	71,000	4,967,870
*Cagle’s, Inc. Class A	600	3,042
CCA Industries, Inc.	7,023	26,617
*Central European Distribution Corp.	2,400	68,904
*Central Garden & Pet Co.	38,132	467,498
*Central Garden & Pet Co. Class A	15,054	169,960
*Chiquita Brands International, Inc.	70,190	859,828
#*Constellation Brands, Inc. Class A	91,650	1,251,939
*Constellation Brands, Inc. Class B	12,715	171,525
Corn Products International, Inc.	63,717	1,784,076
*Craft Brewers Alliance, Inc.	2,446	4,623
CVS Caremark Corp.	596,237	19,962,015
Del Monte Foods Co.	342,870	3,312,124
#*Dr Pepper Snapple Group, Inc.	77,894	1,916,971
*Elizabeth Arden, Inc.	2,400	23,040
Farmer Brothers Co.	28,473	640,073
*Great Atlantic & Pacific Tea, Inc.	14,700	84,819
Griffin Land & Nurseries, Inc. Class A	1,500	45,990
#*Hain Celestial Group, Inc.	64,605	1,073,089
*HQ Sustainable Maritime Industries, Inc.	10,070	86,300
Imperial Sugar Co.	17,199	228,575
Ingles Market, Inc. Class A	5,338	89,198
Inter Parfums, Inc.	3,525	36,026
J.M. Smucker Co.	31,800	1,590,954
Kraft Foods, Inc.	1,118,506	31,698,460
Mannatech, Inc.	14,038	49,273
*MGP Ingredients, Inc.	7,362	21,350
Molson Coors Brewing Co.	190,750	8,623,808
Molson Coors Brewing Co. Class A	1,908	83,952
*NBTY, Inc.	70,000	2,534,000
*Nutraceutical International Corp.	25,902	322,480
*Omega Protein Corp.	35,725	137,898
*Orchids Paper Products Co.	500	11,425
*Pantry, Inc.	14,500	254,475
*Parlux Fragrances, Inc.	556	1,012
*PC Group, Inc.	4,518	2,711
*Physicians Formula Holdings, Inc.	1,677	2,717
*Prestige Brands Holdings, Inc.	116,810	762,769
#*Ralcorp Holdings, Inc.	15,700	997,107

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Safeway, Inc.	81,400	$1,540,902
*Sanfilippo (John B.) & Son, Inc.	9,100	79,170
*Seneca Foods Corp. Class B	300	7,647
*Smart Balance, Inc.	28,450	174,398
#*Smithfield Foods, Inc.	226,973	3,075,484
SUPERVALU, Inc.	18,300	271,389
*Susser Holdings Corp.	9,700	114,169
Tasty Baking Co.	10,988	79,333
#*TreeHouse Foods, Inc.	43,174	1,400,996
Tyson Foods, Inc. Class A	405,030	4,629,493
Universal Corp.	11,590	441,231
#*Winn-Dixie Stores, Inc.	92,300	1,307,891
*Zapata Corp.	3,064	23,164

Total Consumer Staples		111,517,322

Energy — (11.8%)
*Adams Resources & Energy, Inc.	6,958	108,893
#*Allis-Chalmers Energy, Inc.	58,826	135,300
#Alon USA Energy, Inc.	36,500	366,095
#Anadarko Petroleum Corp.	845,068	40,732,278
Apache Corp.	253,065	21,244,807
*Atlas America, Inc.	6,800	136,748
*Barnwell Industries, Inc.	5,190	20,241
#*Basic Energy Services, Inc.	79,746	538,286
Berry Petroleum Corp. Class A	7,074	167,795
*Bill Barrett Corp.	6,540	206,599
#BJ Services Co.	158,482	2,247,275
#*Brigham Exploration Co.	46,108	225,007
*Bristow Group, Inc.	48,500	1,605,350
#*Bronco Drilling Co., Inc.	40,781	171,280
Cabot Oil & Gas Corp.	15,905	558,743
*Cal Dive International, Inc.	53,900	481,327
*Callon Petroleum Co.	2,455	4,124
*Carrizo Oil & Gas, Inc.	4,500	85,500
#Chesapeake Energy Corp.	618,000	13,249,920
Cimarex Energy Co.	118,600	4,243,508
*Complete Production Services, Inc.	57,027	471,043
ConocoPhillips	1,496,850	65,427,314
*CREDO Petroleum Corp.	700	8,862
*CVR Energy, Inc.	8,500	72,590
Delek US Holdings, Inc.	68,089	580,118
*Delta Petroleum Corp.	8,728	16,758
#Devon Energy Corp.	325,357	18,899,988
*Double Eagle Petroleum Co.	3,969	16,392
*Encore Acquisition Co.	44,278	1,576,297
#ENSCO International, Inc.	59,067	2,238,049
*Exterran Holdings, Inc.	62,389	1,084,945
#*Forest Oil Corp.	44,966	757,677
General Maritime Corp.	6,600	54,978
*Geokinetics, Inc.	12,504	181,808
*Geomet, Inc.	64,409	79,867
*GeoResources, Inc.	300	3,141
*Global Industries, Ltd.	15,300	104,499
#*Gulfmark Offshore, Inc.	37,045	1,185,440
*Harvest Natural Resources, Inc.	28,700	185,689
*Helix Energy Solutions Group, Inc.	17,000	178,330
Helmerich & Payne, Inc.	64,234	2,207,080
*Hercules Offshore, Inc.	92,800	439,872
Hess Corp.	73,197	4,040,474
*HKN, Inc.	19,023	46,036
Holly Corp.	8,300	176,541

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
*Hornbeck Offshore Services, Inc.	9,800	$213,444
*International Coal Group, Inc.	2,500	7,750
*Key Energy Group, Inc.	16,700	115,898
#Lufkin Industries, Inc.	600	27,240
Marathon Oil Corp.	856,737	27,629,768
*Mariner Energy, Inc.	146,941	1,761,823
#Massey Energy Co.	28,600	760,760
*Mitcham Industries, Inc.	5,676	25,315
#*Nabors Industries, Ltd.	83,107	1,414,481
*National-Oilwell, Inc.	212,341	7,631,536
*Natural Gas Services Group, Inc.	15,260	210,435
*Newfield Exploration Co.	195,811	7,701,247
*Newpark Resources, Inc.	102,445	269,430
Noble Energy, Inc.	175,300	10,714,336
*Oil States International, Inc.	39,000	1,057,680
*OMNI Energy Services Corp.	1,700	3,485
Overseas Shipholding Group, Inc.	48,600	1,669,410
*OYO Geospace Corp.	2,501	59,724
*Parker Drilling Co.	87,100	402,402
*Patriot Coal Corp.	13,500	112,995
#Patterson-UTI Energy, Inc.	111,625	1,541,541
*Petroleum Development Corp.	16,500	277,860
*PHI, Inc. Non-Voting	24,417	533,267
*PHI, Inc. Voting	200	4,169
*Pioneer Drilling Co.	83,080	363,890
Pioneer Natural Resources Co.	164,693	4,701,985
#*Plains Exploration & Production Co.	162,430	4,653,619
#*Pride International, Inc.	64,020	1,604,981
*Rosetta Resources, Inc.	79,112	820,391
#Rowan Companies, Inc.	44,876	957,205
#*SEACOR Holdings, Inc.	38,153	3,032,400
#Smith International, Inc.	56,185	1,411,929
Southern Union Co.	—	—
*Stone Energy Corp.	44,236	480,403
Sunoco, Inc.	70,498	1,740,596
*Swift Energy Corp.	32,130	632,961
*T-3 Energy Services, Inc.	1,100	14,905
Tesoro Petroleum Corp.	122,780	1,607,190
*TETRA Technologies, Inc.	13,000	100,230
*TGC Industries, Inc.	787	3,589
Tidewater, Inc.	22,100	994,500
*Toreador Resources Corp.	16,259	111,699
#*Trico Marine Services, Inc.	32,915	144,826
*Union Drilling, Inc.	34,327	245,438
#*Unit Corp.	57,000	1,806,330
#*USEC, Inc.	181,800	703,566
Valero Energy Corp.	738,360	13,290,480
W&T Offshore, Inc.	52,182	557,826
#*Western Refining, Inc.	113,600	739,536
#*Whiting Petroleum Corp.	69,755	3,205,940
#*Willbros Group, Inc.	3,700	51,023
#World Fuel Services Corp.	4,996	219,125
XTO Energy, Inc.	310,876	12,506,541

Total Energy		307,411,964

Financials — (25.0%)
1st Source Corp.	50,701	837,074
21st Century Holding Co.	21,667	84,068
*Abigail Adams National Bancorp, Inc.	900	2,295
Abington Bancorp, Inc.	72,552	593,475
Access National Corp.	600	3,816

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
*Affirmative Insurance Holdings, Inc.	12,624	$49,234
#*Allegheny Corp.	14,841	4,014,490
Alliance Bancorp, Inc. of Pennsylvania	700	6,090
Allstate Corp.	501,660	13,499,671
#American Capital, Ltd.	94,391	340,751
*American Equity Investment Life Holding Co.	88,700	642,188
American Financial Group, Inc.	199,200	4,858,488
*American Independence Corp.	866	3,984
#American National Insurance Co.	48,061	3,799,222
*American Safety Insurance Holdings, Ltd.	11,675	191,820
#*AmeriCredit Corp.	224,750	3,526,327
Ameriprise Financial, Inc.	148,012	4,114,734
Ameris Bancorp	36,345	235,516
*Amerisafe, Inc.	18,913	314,523
*AmeriServe Financial, Inc.	33,134	58,316
*Appalachian Bancshares, Inc.	1,797	1,509
#*Arch Capital Group, Ltd.	2,438	151,619
*Argo Group International Holdings, Ltd.	34,700	1,165,920
Aspen Insurance Holdings, Ltd.	89,116	2,216,315
*Asset Acceptance Capital Corp.	6,790	52,555
Associated Banc-Corp.	105,623	1,144,953
Assured Guaranty, Ltd.	152,510	2,130,565
ASTA Funding, Inc.	4,938	31,653
Atlantic Coast Federal Corp.	4,355	8,187
*Atlantic Southern Financial Group, Inc.	1,000	4,210
*Avatar Holdings, Inc.	21,050	451,522
Axis Capital Holdings, Ltd.	14,900	424,054
#*B of I Holding, Inc.	13,154	92,736
Baldwin & Lyons, Inc. Class A	300	6,600
Baldwin & Lyons, Inc. Class B	8,413	182,310
Bancorp Rhode Island, Inc.	1,300	28,730
*Bancorp, Inc. (The)	21,975	158,000
#BancTrust Financial Group, Inc.	34,553	95,712
Bank Mutual Corp.	51,800	509,712
Bank of America Corp.	3,745,964	55,402,808
#*Bank of Florida Corp.	23,074	78,221
*Bank of Granite Corp.	32,753	73,694
Bank of New York Mellon Corp.	100	2,734
#*BankAtlantic Bancorp, Inc.	8,450	35,490
BankFinancial Corp.	46,664	496,972
#Banner Corp.	14,446	57,928
Bar Harbor Bankshares	2,200	77,660
#BB&T Corp.	234,580	5,367,190
*Beach First National Bancshares, Inc.	7,596	15,116
Berkshire Hills Bancorp, Inc.	25,284	577,992
#BlackRock, Inc.	11,600	2,210,264
Boston Private Financial Holdings, Inc.	100,686	461,142
Brookline Bancorp, Inc.	60,704	707,202
Cadence Financial Corp.	28,081	42,121
Camden National Corp.	296	9,937
#Capital City Bank Group, Inc.	14,196	226,568
#Capital One Financial Corp.	401,285	12,319,449
Capital Southwest Corp.	8,539	700,796
*Capitol Bancorp, Ltd.	33,814	148,782
Cardinal Financial Corp.	26,257	204,542
Carver Bancorp, Inc.	600	3,600
Cascade Financial Corp.	10,477	17,706
#Cathay General Bancorp	84,557	771,160
Center Bancorp, Inc.	1,200	10,812
*Center Financial Corp.	40,776	134,153
Centerstate Banks, Inc.	400	2,796

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
*Central Jersey Bancorp	8,049	$45,799
#*Central Pacific Financial Corp.	65,000	141,050
Centrue Financial Corp.	1,000	5,500
Century Bancorp, Inc. Class A	1,206	26,038
CFS Bancorp, Inc.	14,248	55,710
Chemical Financial Corp.	33,675	731,758
*Chicopee Bancorp, Inc.	1,000	13,060
Chubb Corp.	390,477	18,032,228
#Cincinnati Financial Corp.	230,743	5,572,443
#*CIT Group, Inc.	105,100	91,437
#Citigroup, Inc.	2,131,900	6,758,123
Citizens Community Bancorp, Inc.	10,355	60,266
Citizens South Banking Corp.	1,842	9,496
City National Corp.	37,300	1,471,112
#CME Group, Inc.	67,810	18,907,462
#CNA Financial Corp.	313,566	5,346,300
*CNA Surety Corp.	59,978	942,854
CoBiz Financial, Inc.	37,574	169,459
Codorus Valley Bancorp, Inc.	315	2,101
#Colony Bankcorp, Inc.	300	2,250
Columbia Banking System, Inc.	49,127	596,402
#Comerica, Inc.	195,322	4,656,476
Commonwealth Bankshares, Inc.	1,300	8,099
#*Community Bancorp	828	563
Community Bank System, Inc.	1,686	30,567
*Community West Bancshares	400	1,024
Compass Diversified Holdings	51,992	467,928
*CompuCredit Holdings Corp.	89,574	267,826
*Conseco, Inc.	60	187
*Cowen Group, Inc.	4,400	32,384
*Crescent Financial Corp.	19,440	78,732
CVB Financial Corp.	4,202	31,683
Danvers Bancorp, Inc.	3,600	45,180
*Dearborn Bancorp, Inc.	6,213	9,941
Delphi Financial Group, Inc. Class A	69,878	1,665,193
#Discover Financial Services	719,953	8,553,042
Donegal Group, Inc. Class A	40,892	644,049
Donegal Group, Inc. Class B	300	4,296
#*Doral Financial Corp.	11,332	24,590
East West Bancorp, Inc.	100,365	887,227
Eastern Insurance Holdings, Inc.	23,777	226,833
Eastern Virginia Bankshares, Inc.	300	2,622
EMC Insurance Group, Inc.	24,800	599,912
*Encore Bancshares, Inc.	5,200	42,016
*Encore Capital Group, Inc.	38,372	474,278
#Endurance Specialty Holdings, Ltd.	76,288	2,545,731
*Enstar Group, Ltd.	900	53,865
Enterprise Bancorp, Inc.	600	8,694
Enterprise Financial Services Corp.	19,289	208,128
ESB Financial Corp.	1,000	14,830
ESSA Bancorp, Inc.	21,670	291,895
Evans Bancorp, Inc.	400	5,452
Everest Re Group, Ltd.	22,900	1,837,038
#F.N.B. Corp.	155,866	1,209,520
Farmers Capital Bank Corp.	1,900	39,178
FBL Financial Group, Inc. Class A	43,386	425,617
Federal Agriculture Mortgage Corp. Class A	177	708
Federal Agriculture Mortgage Corp. Class C	7,269	44,922
Fidelity Bancorp, Inc.	400	2,712
Fidelity National Financial, Inc.	246,259	3,533,817
*Fidelity Southern Corp.	6,360	15,899

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Fifth Third Bancorp	911,741	$8,661,539
Financial Institutions, Inc.	6,350	93,726
*First Acceptance Corp.	39,006	102,196
First American Corp.	155,240	4,587,342
First Bancorp (318672102)	145,408	450,765
First Bancorp (318910106)	12,302	224,019
*First Bancshares, Inc. (318687100)	400	3,642
*First Bancshares, Inc. (318916103)	300	2,124
#First Busey Corp.	87,479	546,744
First Business Financial Services, Inc.	300	2,896
First Citizens BancShares, Inc.	18,938	2,689,764
First Defiance Financial Corp.	10,257	156,214
First Federal Bancshares of Arkansas, Inc.	1,300	4,842
*First Federal of Northern Michigan Bancorp, Inc.	1,100	2,172
First Financial Holdings, Inc.	2,652	37,977
First Financial Northwest, Inc.	36,597	283,993
#First Financial Service Corp.	900	15,291
#*First Horizon National Corp.	268,737	3,445,208
First M&F Corp.	300	1,314
First Merchants Corp.	31,341	247,907
First Mercury Financial Corp.	26,214	378,792
First Midwest Bancorp, Inc.	58,300	487,388
First Niagara Financial Group, Inc.	191,382	2,516,673
First PacTrust Bancorp, Inc.	900	7,200
First Place Financial Corp.	24,803	68,704
First Security Group, Inc.	17,516	67,437
First South Bancorp, Inc.	1,699	21,917
*First State Bancorporation	6,746	6,881
First United Corp.	600	6,900
Firstbank Corp.	210	1,475
*FirstCity Financial Corp.	5,952	32,915
Flagstone Reinsurance Holdings, Ltd.	22,733	229,603
Flushing Financial Corp.	47,920	508,431
FNB United Corp.	21,631	40,450
*Forest City Enterprises, Inc. Class A	8,900	63,546
*FPIC Insurance Group, Inc.	10,600	364,110
Fulton Financial Corp.	195,653	1,322,614
#German American Bancorp, Inc.	16,518	297,159
#GFI Group, Inc.	16,600	107,070
Goldman Sachs Group, Inc.	16,500	2,694,450
Great Southern Bancorp, Inc.	10,962	230,202
#*Greene Bancshares, Inc.	27,223	161,977
*Greenlight Capital Re, Ltd. Class A	5,300	97,149
GS Financial Corp.	400	6,090
*Guaranty Bancorp	113,289	202,787
*Guaranty Federal Bancshares, Inc.	1,684	11,308
*Hallmark Financial Services, Inc.	36,534	239,663
Hampden Bancorp, Inc.	5,786	61,621
#Hampton Roads Bankshares, Inc.	14,269	73,485
*Hanmi Financial Corp.	6,300	11,088
Hanover Insurance Group, Inc.	96,080	3,776,905
Harleysville National Corp.	86,697	475,100
*Harrington West Financial Group, Inc.	400	440
*Harris & Harris Group, Inc.	78,893	511,227
Hartford Financial Services Group, Inc.	358,609	5,913,462
HCC Insurance Holdings, Inc.	163,623	4,106,937
Heartland Financial USA, Inc.	13,016	219,189
*Heritage Commerce Corp.	33,737	137,310
*Heritage Financial Corp.	11,825	151,951
HF Financial Corp.	400	4,760
#*Hilltop Holdings, Inc.	38,627	463,524

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Hingham Institution for Savings	500	$16,925
*HMN Financial, Inc.	4,096	16,589
Home Federal Bancorp, Inc.	31,472	358,466
HopFed Bancorp, Inc.	3,319	37,903
Horace Mann Educators Corp.	68,828	781,198
Horizon Bancorp	300	4,869
#*Horizon Financial Corp.	17,341	21,676
#Huntington Bancshares, Inc.	257,100	1,051,539
IBERIABANK Corp.	23,058	1,080,037
*Independence Holding Co.	25,070	166,715
Independent Bank Corp. (453836108)	27,357	583,525
Independent Bank Corp. (453838104)	39,984	69,972
Infinity Property & Casualty Corp.	32,000	1,329,280
Integra Bank Corp.	34,171	53,307
*Intervest Bancshares Corp.	4,036	12,875
Invesco, Ltd.	204,200	4,032,950
*Investment Technology Group, Inc.	4,490	100,351
*Investors Bancorp, Inc.	8,766	86,696
Investors Title Co.	1,100	34,232
IPC Holdings, Ltd.	53,300	1,542,502
#Jones Lang LaSalle, Inc.	25,800	979,368
#JPMorgan Chase & Co.	2,495,918	96,467,231
Kentucky First Federal Bancorp	3,200	44,448
#KeyCorp	521,141	3,012,195
*LaBranche & Co., Inc.	2,500	9,475
Lakeland Bancorp, Inc.	14,567	131,686
Lakeland Financial Corp.	1,997	39,101
Landmark Bancorp, Inc.	1,543	24,302
Legacy Bancorp, Inc.	22,879	304,519
#Legg Mason, Inc.	145,493	4,094,173
#*Leucadia National Corp.	197,916	4,848,942
Lincoln National Corp.	464,693	9,846,845
LNB Bancorp, Inc.	12,489	94,417
#Loews Corp.	747,772	22,448,115
#*Louisiana Bancorp, Inc.	5,606	75,681
LSB Corp.	800	8,632
#M&T Bank Corp.	80,954	4,721,237
#*Macatawa Bank Corp.	33,567	92,645
*Magyar Bancorp, Inc.	500	2,000
MainSource Financial Group, Inc.	58,970	395,689
*Marlin Business Services, Inc.	3,393	22,869
#Marshall & Ilsley Corp.	300,980	1,817,919
#*Maui Land & Pineapple Co., Inc.	5,900	43,070
Max Capital Group, Ltd.	47,537	949,314
MB Financial, Inc.	60,049	825,674
#*MBIA, Inc.	337,600	1,414,544
MBT Financial Corp.	23,713	50,034
Meadowbrook Insurance Group, Inc.	113,375	896,796
Medallion Financial Corp.	27,760	217,916
#*Mercantile Bancorp, Inc.	382	1,681
Mercantile Bank Corp.	3,316	13,065
Mercer Insurance Group, Inc.	15,786	288,094
*Meridian Interstate Bancorp, Inc.	1,700	15,674
Meta Financial Group, Inc.	1,601	35,574
MetLife, Inc.	847,339	28,767,159
*Metro BanCorp, Inc.	1,121	20,391
MetroCorp Bancshares, Inc.	2,600	10,088
*MF Global, Ltd.	8,600	54,868
#*MGIC Investment Corp.	8,500	56,100
MicroFinancial, Inc.	5,300	17,808
#*Midwest Banc Holdings, Inc.	2,500	1,400

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Morgan Stanley	683,764	$19,487,274
MutualFirst Financial, Inc.	2,300	17,871
#*Nara Bancorp, Inc.	42,957	253,446
*National Financial Partners Corp.	4,200	31,500
National Penn Bancshares, Inc.	139,707	695,741
*National Western Life Insurance Co. Class A	900	119,808
*Navigators Group, Inc.	4,074	200,889
*Nelnet, Inc. Class A	36,200	517,298
*New Century Bancorp, Inc.	600	3,729
New Hampshire Thrift Bancshares, Inc.	2,300	23,023
New Westfield Financial, Inc.	41,439	402,787
New York Community Bancorp, Inc.	33,564	367,190
NewAlliance Bancshares, Inc.	185,060	2,266,985
*NewBridge Bancorp	6,101	12,141
*Newport Bancorp, Inc.	700	8,344
#*NewStar Financial, Inc.	43,749	117,685
*North Valley Bancorp	4,538	19,854
Northeast Community Bancorp, Inc.	18,337	140,095
Northfield Bancorp, Inc.	2,770	33,157
Northrim Bancorp, Inc.	6,315	92,830
NYMAGIC, Inc.	13,520	233,761
#NYSE Euronext, Inc.	181,031	4,878,785
OceanFirst Financial Corp.	2,500	30,425
#*Ocwen Financial Corp.	2,100	29,925
Odyssey Re Holdings Corp.	126,009	5,821,616
#Old National Bancorp	2,000	22,600
#Old Republic International Corp.	340,932	3,525,237
#Old Second Bancorp, Inc.	27,799	140,663
OneBeacon Insurance Group, Ltd.	24,760	279,788
Osage Bancshares, Inc.	600	5,250
#*PAB Bankshares, Inc.	306	1,278
#Pacific Capital Bancorp	80,780	171,254
Pacific Continental Corp.	4,430	47,091
*Pacific Mercantile Bancorp	16,884	54,873
*Pacific Premier Bancorp, Inc.	300	1,305
#PacWest Bancorp	1,071	17,222
Pamrapo Bancorp, Inc.	2,200	19,250
Parkvale Financial Corp.	500	4,350
#PartnerRe, Ltd.	5,900	404,681
#Patriot National Bancorp	2,700	8,100
#*Penson Worldwide, Inc.	33,200	387,444
Peoples Bancorp of North Carolina	300	1,950
Peoples Bancorp, Inc.	20,762	380,152
#*PHH Corp.	91,687	1,680,623
*PICO Holdings, Inc.	10,634	322,529
#*Pinnacle Financial Partners, Inc.	38,859	606,200
*PMA Capital Corp. Class A	38,757	224,791
#PNC Financial Services Group, Inc.	144,800	5,308,368
Porter Bancorp, Inc.	1,575	26,428
*Preferred Bank	9,332	35,835
Premier Financial Bancorp, Inc.	900	5,382
Presidential Life Corp.	23,958	214,185
Princeton National Bancorp, Inc.	1,100	18,150
*ProAssurance Corp.	40,933	2,078,578
Prosperity Bancshares, Inc.	75,055	2,515,093
Protective Life Corp.	109,305	1,634,110
Provident Financial Holdings, Inc.	8,407	63,893
Provident Financial Services, Inc.	104,355	1,235,563
Provident New York Bancorp	84,300	817,710
Prudential Financial, Inc.	463,538	20,520,827
Pulaski Financial Corp.	5,450	42,183

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Radian Group, Inc.	217,050	$722,776
#Regions Financial Corp.	348,642	1,540,998
Reinsurance Group of America, Inc.	178,328	7,400,612
#Renasant Corp.	61,566	916,718
*Republic First Bancorp, Inc.	7,411	52,396
Resource America, Inc.	22,388	134,552
*Riverview Bancorp, Inc.	17,187	58,608
Rockville Financial, Inc.	768	9,554
Rome Bancorp, Inc.	12,761	111,786
#*Royal Bancshares of Pennsylvania, Inc. Class A	900	1,836
Safety Insurance Group, Inc.	29,335	946,347
Sanders Morris Harris Group, Inc.	59,090	344,495
#Sandy Spring Bancorp, Inc.	47,193	764,527
*Seabright Insurance Holdings	65,196	633,705
Seacoast Banking Corp. of Florida	30,698	66,308
Selective Insurance Group, Inc.	82,800	1,237,032
*SI Financial Group, Inc.	6,062	27,885
Simmons First National Corp. Class A	12,667	379,757
Somerset Hills Bancorp	4,111	32,477
South Financial Group, Inc.	24,482	39,416
*Southcoast Financial Corp.	700	3,633
*Southern Community Financial Corp.	30,490	90,860
*Southern First Bancshares, Inc.	900	7,047
Southwest Bancorp, Inc.	36,831	370,888
*Specialty Underwriters’ Alliance, Inc.	2,510	16,641
State Auto Financial Corp.	73,423	1,269,484
StellarOne Corp.	19,587	288,712
Sterling Bancshares, Inc.	55,670	449,257
*Sterling Financial Corp.	28,669	79,986
#*Stewart Information Services Corp.	25,500	351,135
*Stratus Properties, Inc.	3,069	16,511
Student Loan Corp.	1,100	49,445
*Sun Bancorp, Inc.	34,735	155,265
#SunTrust Banks, Inc.	411,103	8,016,508
*Superior Bancorp	5,062	14,022
Susquehanna Bancshares, Inc.	153,978	809,924
#*SVB Financial Group	3,400	119,850
SWS Group, Inc.	24,945	343,243
#Synovus Financial Corp.	477,500	1,676,025
#*Taylor Capital Group, Inc.	13,335	90,945
Teche Holding Co.	600	20,550
#*Texas Capital Bancshares, Inc.	25,614	425,449
TF Financial Corp.	600	10,530
*Thomas Weisel Partners Group, Inc.	34,636	147,203
#*TIB Financial Corp.	7,042	14,718
*Tidelands Bancshares, Inc.	400	1,360
#*TierOne Corp.	10,513	24,285
Timberland Bancorp, Inc.	3,000	15,540
#Tower Group, Inc.	2,807	70,091
#TowneBank	4,300	57,018
Transatlantic Holdings, Inc.	91,903	4,347,931
Travelers Companies, Inc. (The)	769,714	33,151,582
*Tree.com, Inc.	4,680	46,706
#Trustmark Corp.	50,524	1,005,428
#UCBH Holdings, Inc.	168,870	204,333
Umpqua Holdings Corp.	104,505	1,013,698
Unico American Corp.	1,900	15,893
Union Bankshares Corp.	26,787	415,734
*United America Indemnity, Ltd.	19,928	107,810
#United Bankshares, Inc.	2,100	42,546
#*United Community Banks, Inc.	65,627	441,670

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
United Financial Bancorp, Inc.	36,681	$487,124
United Fire & Casualty Co.	47,123	792,138
*United PanAm Financial Corp.	14,353	48,083
#*United Security Bancshares	336	1,546
United Western Bancorp, Inc.	17,172	137,033
Unitrin, Inc.	108,299	1,428,464
*Unity Bancorp, Inc.	2,925	11,846
Unum Group	530,100	9,949,977
#*Virginia Commerce Bancorp, Inc.	37,524	120,077
#W. R. Berkley Corp.	80,768	1,876,241
Washington Banking Co.	5,191	46,823
Washington Federal, Inc.	118,236	1,647,027
Washington Trust Bancorp, Inc.	3,300	59,928
*Waterstone Financial, Inc.	1,300	6,760
Webster Financial Corp.	25,570	289,197
Wells Fargo & Co.	529,123	12,942,349
Wesbanco, Inc.	41,466	691,238
Wesco Financial Corp.	12,923	3,940,869
West Bancorporation	22,071	130,660
West Coast Bancorp	3,775	9,286
#*Western Alliance Bancorp	72,285	500,935
White Mountains Insurance Group, Ltd.	18,685	4,820,730
#*White River Capital, Inc.	300	3,660
Whitney Holding Corp.	111,205	974,156
Wilber Corp. (The)	600	6,840
Wilmington Trust Corp.	6,400	73,536
Wilshire Bancorp, Inc.	17,744	130,596
#*Wintrust Financial Corp.	42,047	1,099,529
#*World Acceptance Corp.	3,300	78,276
WSB Holdings, Inc.	100	229
Yadkin Valley Financial Corp.	20,296	139,636
Zenith National Insurance Corp.	1,900	45,353
Zions Bancorporation	159,112	2,160,741
*ZipRealty, Inc.	14,583	45,353

Total Financials		650,891,764

Health Care — (3.9%)
*A.D.A.M., Inc.	7,504	21,762
*Adolor Corp.	16,230	28,889
Aetna, Inc.	121,676	3,281,602
#*Affymetrix, Inc.	10,978	97,046
*Albany Molecular Research, Inc.	34,810	331,739
*Allied Healthcare International, Inc.	57,415	142,963
*Allied Healthcare Products, Inc.	1,000	4,000
*Allion Healthcare, Inc.	40,273	298,020
*American Dental Partners, Inc.	23,799	311,529
*AMICAS, Inc.	97,954	287,985
*AMN Healthcare Services, Inc.	26,800	195,104
#*Amsurg Corp.	9,300	191,766
Analogic Corp.	2,988	113,275
*AngioDynamics, Inc.	48,717	607,988
*Anika Therapeutics, Inc.	19,285	111,853
*Arca Biopharma, Inc.	1,740	6,612
#*Arena Pharmaceuticals, Inc.	8,200	41,820
*Arrhythmia Research Technology, Inc.	1,200	4,248
*Assisted Living Concepts, Inc.	12,687	182,693
*BioClinica, Inc.	8,850	33,099
*BioScrip, Inc.	63,807	377,099
#*BMP Sunstone Corp.	6,967	34,626
#*Boston Scientific Corp.	982,220	10,549,043
#*Brookdale Senior Living, Inc.	112,800	1,208,088

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Cambrex Corp.	17,354	$79,481
*Cantel Medical Corp.	20,806	322,285
*Capital Senior Living Corp.	45,075	221,769
*Cardiac Science Corp.	37,674	149,942
Cardinal Health, Inc.	86,700	2,887,110
#*Celera Corp.	39,414	236,484
#*Community Health Systems, Inc.	151,474	4,289,744
*CONMED Corp.	49,672	873,234
*Continucare Corp.	20,028	58,482
#*Cooper Companies, Inc.	77,156	2,117,161
*Coventry Health Care, Inc.	24,800	570,400
*Cross Country Healthcare, Inc.	36,400	303,940
*Cutera, Inc.	22,676	189,345
Daxor Corp.	1,100	11,000
*Digirad Corp.	17,648	36,884
#*Dynacq Healthcare, Inc.	909	2,936
#*Emeritus Corp.	26,084	303,879
*ev3, Inc.	152,322	1,868,991
*Five Star Quality Care, Inc.	9,500	26,600
*Fresenius Kabi Pharmaceuticals Holding, Inc.	34,028	8,167
*Gentiva Health Services, Inc.	13,810	293,877
#*Greatbatch, Inc.	17,658	389,182
*Health Net, Inc.	5,900	79,827
*HealthSpring, Inc.	86,917	1,097,762
*HealthTronics, Inc.	58,694	126,192
*Healthways, Inc.	15,427	227,394
Hill-Rom Holdings, Inc.	85,074	1,458,168
*Hi-Tech Pharmacal Co., Inc.	14,711	230,227
#*Hologic, Inc.	288,724	4,241,356
*Home Diagnostics, Inc.	16,823	114,228
*Humana, Inc.	66,100	2,171,385
*I-Flow Corp.	5,812	44,229
*IntegraMed America, Inc.	3,874	29,404
Invacare Corp.	10,870	221,748
*InVentiv Health, Inc.	15,200	233,168
#*Inverness Medical Innovations, Inc.	45,100	1,517,615
Kewaunee Scientific Corp.	1,631	19,409
*Kindred Healthcare, Inc.	43,700	613,548
*King Pharmaceuticals, Inc.	426,520	3,868,536
*Lannet Co., Inc.	8,400	74,340
*LCA-Vision, Inc.	29,200	167,608
*LeMaitre Vascular, Inc.	5,200	17,940
*LifePoint Hospitals, Inc.	82,208	2,273,873
*Martek Biosciences Corp.	10,600	246,556
*Maxygen, Inc.	5,200	41,548
*MedCath Corp.	39,208	472,848
*Medical Action Industries, Inc.	1,524	19,035
#*MediciNova, Inc.	623	3,732
#Medicis Pharmaceutical Corp. Class A	600	10,272
*MEDTOX Scientific, Inc.	4,767	42,903
*Misonix, Inc.	4,083	6,655
#*Molina Healthcare, Inc.	12,070	272,178
*Nanosphere, Inc.	2,402	16,958
*National Dentex Corp.	400	2,700
*Natus Medical, Inc.	1,300	17,680
*Nighthawk Radiology Holdings, Inc.	11,000	53,130
#*NovaMed, Inc.	27,004	129,889
#*NxStage Medical, Inc.	22,100	122,434
Omnicare, Inc.	202,170	4,825,798
*Osteotech, Inc.	25,510	126,530
*Palomar Medical Technologies, Inc.	4,400	65,736

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Par Pharmaceutical Cos., Inc.	29,415	$476,817
*PDI, Inc.	15,476	80,320
PerkinElmer, Inc.	6,600	116,358
#*PhotoMedex, Inc.	400	380
*Prospect Medical Holdings, Inc.	14,274	57,810
#*Psychiatric Solutions, Inc.	2,600	70,252
*Regeneration Technologies, Inc.	31,152	138,003
*RehabCare Group, Inc.	27,281	656,381
#*Res-Care, Inc.	46,958	733,484
*Sirona Dental Systems, Inc.	21,400	556,186
*Skilled Healthcare Group, Inc.	29,820	246,313
*SonoSite, Inc.	2,287	53,905
*Spectranetics Corp.	25,700	133,383
*SRI/Surgical Express, Inc.	1,600	4,000
*Sun Healthcare Group, Inc.	15,900	154,707
*SunLink Health Systems, Inc.	1,750	3,972
*Sunrise Senior Living, Inc.	2,900	6,786
*Symmetry Medical, Inc.	5,028	43,040
Teleflex, Inc.	1,500	71,940
*Theragenics Corp.	32,183	40,229
#*Thermo Fisher Scientific, Inc.	321,928	14,576,900
*Tomotherapy, Inc.	1,900	6,004
*Triple-S Management Corp.	9,640	164,748
#*Universal American Corp.	85,628	779,215
*ViroPharma, Inc.	58,354	430,069
*Vital Images, Inc.	20,279	270,522
*WellCare Health Plans, Inc.	9,700	215,922
*WellPoint, Inc.	440,420	23,183,709
Young Innovations, Inc.	2,660	67,351

Total Health Care		102,346,987

Industrials — (9.8%)
*A. T. Cross Co. Class A	18,431	79,806
*AAR Corp.	5,400	103,302
*ACCO Brands Corp.	15,935	69,636
Aceto Corp.	9,213	64,767
Aircastle, Ltd.	47,000	341,220
*AirTran Holdings, Inc.	12,900	93,396
Alamo Group, Inc.	26,537	367,007
#*Alaska Air Group, Inc.	78,900	1,819,434
Albany International Corp. Class A	28,323	389,158
Alexander & Baldwin, Inc.	69,519	2,031,345
*Allied Defense Group, Inc.	17,161	59,034
*Allied Motion Technologies, Inc.	262	519
*Altra Holdings, Inc.	3,245	28,524
*Amerco, Inc.	33,116	1,486,246
American Railcar Industries, Inc.	14,200	117,718
*American Reprographics Co.	5,977	51,701
Ameron International Corp.	7,300	543,996
*AMREP Corp.	866	10,903
#Apogee Enterprises, Inc.	3,300	48,114
Applied Industrial Technologies, Inc.	53,325	1,179,549
Arkansas Best Corp.	25,200	717,696
*Armstrong World Industries, Inc.	94,043	2,313,458
*ATC Technology Corp.	23,952	501,076
*Atlas Air Worldwide Holding, Inc.	1,600	39,936
#Baldor Electric Co.	3,280	84,493
Barnes Group, Inc.	42,700	600,789
Barrett Business Services, Inc.	16,000	159,680
*BE Aerospace, Inc.	16,300	263,408
#*BlueLinx Holdings, Inc.	55,974	223,336

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Bowne & Co., Inc.	20,451	$164,224
#Brady Co. Class A	2,936	86,348
Briggs & Stratton Corp.	50,961	875,000
*BTU International, Inc.	1,900	11,647
#*Builders FirstSource, Inc.	51,504	301,813
Burlington Northern Santa Fe Corp.	248,329	19,516,176
#*C&D Technologies, Inc.	36,712	73,424
*CAI International, Inc.	5,100	33,354
Cascade Corp.	5,900	144,255
*Casella Waste Systems, Inc. Class A	5,416	14,948
CDI Corp.	57,209	726,554
*CECO Environmental Corp.	9,578	35,630
*Celadon Group, Inc.	39,349	363,978
*Cenveo, Inc.	100	483
*Ceradyne, Inc.	3,400	61,370
*Champion Industries, Inc.	5,186	9,127
*Chart Industries, Inc.	3,000	57,780
Chicago Rivet & Machine Co.	300	4,230
CIRCOR International, Inc.	12,350	284,791
*Columbus McKinnon Corp.	58,123	841,040
#Comfort Systems USA, Inc.	2,600	30,628
CompX International, Inc.	700	4,445
*Consolidated Graphics, Inc.	33,700	616,710
*Cornell Companies, Inc.	2,500	42,825
Courier Corp.	2,371	39,216
*Covenant Transport Group Class A	6,518	30,374
*CPI Aerostructures, Inc.	5,826	41,423
#CSX Corp.	562,627	22,572,595
Ducommun, Inc.	19,878	343,492
*Dycom Industries, Inc.	35,250	448,733
*Eagle Bulk Shipping, Inc.	1,600	9,200
Eastern Co.	10,296	183,681
Eaton Corp.	82,234	4,269,589
*Ecology & Environment, Inc. Class A	1,000	15,000
Encore Wire Corp.	2,148	46,590
*EnerSys	60,439	1,196,088
Ennis, Inc.	51,599	760,053
#*EnPro Industries, Inc.	18,755	334,214
Espey Manufacturing & Electronics Corp.	2,564	40,896
*Esterline Technologies Corp.	24,194	687,835
*ExpressJet Holdings, Inc.	1,060	1,473
Federal Signal Corp.	24,147	213,942
FedEx Corp.	184,382	12,508,475
*First Advantage Corp.	14,062	228,648
*Flow International Corp.	3,900	7,800
*Franklin Covey Co.	11,816	76,213
Frozen Food Express Industries, Inc.	8,986	32,439
G & K Services, Inc. Class A	32,639	741,558
*Gardner Denver Machinery, Inc.	8,705	254,099
GATX Corp.	73,797	1,861,160
*Genco Shipping & Trading, Ltd.	1,100	26,301
*Gencor Industries, Inc.	8,666	59,015
General Electric Co.	1,741,412	23,334,921
*Gibraltar Industries, Inc.	53,888	418,710
*GP Strategies Corp.	16,800	116,592
Great Lakes Dredge & Dock Corp.	65,383	378,568
*Greenbrier Companies, Inc.	13,077	137,178
*Griffon Corp.	43,752	421,769
*H&E Equipment Services, Inc.	66,829	711,061
Hardinge, Inc.	25,790	101,613
Heidrick & Struggles International, Inc.	2,100	43,029

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Herley Industries, Inc.	5,800	$70,644
#*Hertz Global Holdings, Inc.	389,227	3,674,303
HNI Corp.	200	4,456
*Hoku Scientific, Inc.	400	820
Horizon Lines, Inc. Class A	3,300	16,533
*Hudson Highland Group, Inc.	35,619	73,731
#*Hurco Companies, Inc.	6,200	121,024
*ICT Group, Inc.	14,501	149,650
#Ingersoll-Rand P.L.C.	309,696	8,944,020
*Insituform Technologies, Inc. Class A	700	12,880
Insteel Industries, Inc.	4,889	49,819
#*Interline Brands, Inc.	74,162	1,255,563
International Shipholding Corp.	8,797	255,201
*Intersections, Inc.	35,048	168,230
#*JetBlue Airways Corp.	152,100	777,231
*Kadant, Inc.	5,957	66,182
Kaman Corp. Class A	26,370	505,777
#*Kansas City Southern	10,954	222,476
KBR, Inc.	748	15,850
*Kelly Services, Inc. Class A	52,429	616,565
Kennametal, Inc.	15,810	337,069
*Key Technology, Inc.	2,124	23,088
*Kforce, Inc.	37,557	365,805
Kimball International, Inc. Class B	28,687	195,072
*Korn/Ferry International	8,500	118,235
L.S. Starrett Co. Class A	5,000	43,300
*Ladish Co., Inc.	45,562	501,182
Lawson Products, Inc.	1,959	32,911
*Layne Christensen Co.	2,100	49,833
*LECG Corp.	32,016	117,819
*LGL Group, Inc.	400	1,160
*LMI Aerospace, Inc.	11,300	102,830
LSI Industries, Inc.	24,254	157,408
*Lydall, Inc.	14,001	45,503
*M&F Worldwide Corp.	29,969	596,083
#Manitowoc Co., Inc. (The)	4,200	25,956
#Manpower, Inc.	40,067	1,921,213
*Marten Transport, Ltd.	34,577	609,938
#Masco Corp.	155,344	2,163,942
McGrath Rentcorp	2,900	55,738
*Metalico, Inc.	22,900	103,966
*MFRI, Inc.	7,300	43,800
*Miller Industries, Inc.	22,810	201,412
#*Mobile Mini, Inc.	58,161	941,045
*Moog, Inc. Class A	7,683	207,134
*MPS Group, Inc.	128,300	1,109,795
Mueller Industries, Inc.	18,063	429,177
Mueller Water Products, Inc.	180,568	696,992
NACCO Industries, Inc. Class A	10,965	461,517
National Technical Systems, Inc.	15,400	67,375
#*NCI Building Systems, Inc.	16,200	63,828
Norfolk Southern Corp.	333,288	14,414,706
Northrop Grumman Corp.	135,301	6,031,719
#*Northwest Pipe Co.	12,085	420,316
*Ocean Power Technologies, Inc.	1,500	7,110
*On Assignment, Inc.	57,765	244,346
*Oshkosh Truck Corp. Class B	61,610	1,691,195
#*Owens Corning, Inc.	152,823	2,808,887
*P.A.M. Transportation Services, Inc.	20,990	144,621
*Park-Ohio Holdings Corp.	5,647	35,237
Pentair, Inc.	3,773	103,078

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*PGT, Inc.	7,271	$14,760
*Pike Electric Corp.	3,700	38,961
*Pinnacle Airlines Corp.	8,182	27,328
#*Polypore International, Inc.	500	6,175
Portec Rail Products, Inc.	8,610	86,531
*PowerSecure International, Inc.	26,900	162,745
Providence & Worcester Railroad Co.	1,000	11,745
Quanex Building Products Corp.	2,800	33,292
R. R. Donnelley & Sons Co.	182,554	2,537,501
*RCM Technologies, Inc.	16,740	37,665
#*Republic Airways Holdings, Inc.	48,800	249,856
Republic Services, Inc.	163,167	4,340,242
#*Rush Enterprises, Inc. Class A	31,175	408,393
*Rush Enterprises, Inc. Class B	18,522	204,668
Ryder System, Inc.	89,844	3,156,220
*Saia, Inc.	10,800	195,048
*Sauer-Danfoss, Inc.	6,000	31,500
Schawk, Inc.	51,516	372,976
#*School Specialty, Inc.	37,902	847,868
Seaboard Corp.	2,041	2,234,895
*SIFCO Industries, Inc.	6,623	68,217
SkyWest, Inc.	96,038	1,217,762
*SL Industries, Inc.	300	1,875
#Southwest Airlines Co.	1,077,730	8,460,181
*Sparton Corp.	3,557	10,315
*Spherion Corp.	20,600	113,300
SPX Corp.	50,200	2,651,564
Standex International Corp.	29,500	369,635
Steelcase, Inc. Class A	85,520	626,006
*Sunair Electronics, Inc.	1,500	3,420
Superior Uniform Group, Inc.	9,178	76,177
*Supreme Industries, Inc.	1,140	2,440
*Sypris Solutions, Inc.	8,651	18,081
TAL International Group, Inc.	27,396	303,822
#*TAT Technologies, Ltd.	1,690	11,154
*Tech/Ops Sevcon, Inc.	874	2,491
Technology Research Corp.	12,921	37,083
*Tecumseh Products Co. Class A	11,200	91,616
*Tecumseh Products Co. Class B	1,400	14,294
Textainer Group Holdings, Ltd.	200	2,404
Timken Co.	131,078	2,671,370
Titan International, Inc.	8,801	65,479
#*Titan Machinery, Inc.	2,900	36,047
Todd Shipyards Corp.	9,932	165,864
*TRC Companies, Inc.	27,713	124,154
Tredegar Industries, Inc.	40,177	588,191
#*Trex Co., Inc.	8,793	143,766
*TriMas Corp.	6,336	27,498
Trinity Industries, Inc.	91,550	1,278,038
Triumph Group, Inc.	7,736	308,976
*Tufco Technologies, Inc.	1,000	3,020
#*Tutor Perini Corp.	40,023	738,424
Twin Disc, Inc.	8,794	77,563
Tyco International, Ltd.	456,370	13,791,501
*U.S. Home Systems, Inc.	4,314	11,260
#Union Pacific Corp.	489,811	28,173,929
*United Capital Corp.	300	7,290
#*United Rentals, Inc.	70,481	526,493
*United Stationers, Inc.	100	4,642
Universal Forest Products, Inc.	31,800	1,419,552
*URS Corp.	84,698	4,285,719

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*USA Truck, Inc.	19,804	$285,376
#*USG Corp.	5,400	76,356
*Valpey Fisher Corp.	1,464	1,976
*Versar, Inc.	6,026	23,803
Viad Corp.	34,729	615,398
Virco Manufacturing Corp.	12,601	39,693
*Volt Information Sciences, Inc.	45,263	360,294
*Waste Services, Inc.	32,675	156,187
Watts Water Technologies, Inc.	60,015	1,580,795
*WCA Waste Corp.	29,283	128,260
#Werner Enterprises, Inc.	64,932	1,172,672
*WESCO International, Inc.	2,010	49,627
*Willdan Group, Inc.	1,000	1,750
*Willis Lease Finance Corp.	7,300	105,485
#*YRC Worldwide, Inc.	55,668	77,935

Total Industrials		253,680,455

Information Technology — (6.1%)
*3Com Corp.	349,373	1,317,136
*Acorn Energy, Inc.	1,230	5,104
*Actel Corp.	33,263	370,550
*ActivIdentity Corp.	60,301	151,959
#*Activision Blizzard, Inc.	166,200	1,902,990
*Adaptec, Inc.	212,719	565,833
*Adept Technology, Inc.	700	1,631
*Advanced Analogic Technologies, Inc.	15,762	75,973
Agilysys, Inc.	26,100	122,931
*Amtech Systems, Inc.	10,600	60,844
*Anadigics, Inc.	400	1,656
*Anaren, Inc.	10,903	196,036
*Applied Micro Circuits Corp.	76,193	659,069
#*Arris Group, Inc.	198,932	2,422,992
*Arrow Electronics, Inc.	182,170	4,694,521
Astro-Med, Inc.	2,626	14,601
*ATMI, Inc.	3,100	56,389
*Avid Technology, Inc.	60,150	736,838
*Avnet, Inc.	220,900	5,389,960
#*Avocent Corp.	72,600	1,126,026
AVX Corp.	298,652	3,282,185
*Aware, Inc.	22,140	61,992
*AXT, Inc.	17,200	32,852
Bel Fuse, Inc. Class A	4,174	65,949
Bel Fuse, Inc. Class B	22,197	407,981
*Benchmark Electronics, Inc.	104,703	1,654,307
Black Box Corp.	29,500	810,365
*Brightpoint, Inc.	17,400	103,356
#*Brooks Automation, Inc.	92,404	547,956
#*Cadence Design Systems, Inc.	65,000	383,500
*California Micro Devices Corp.	36,836	117,875
*Cascade Microtech, Inc.	23,771	95,559
*CEVA, Inc.	11,334	99,399
*Checkpoint Systems, Inc.	33,700	584,021
*Ciber, Inc.	31,700	104,927
#Cognex Corp.	3,890	64,185
Cohu, Inc.	47,177	572,257
*Comarco, Inc.	5,608	12,562
Communications Systems, Inc.	12,153	145,228
#*Computer Sciences Corp.	225,553	10,864,888
*Concurrent Computer Corp.	13,740	74,471
*Convergys Corp.	197,364	2,113,768
*CPI International, Inc.	19,208	183,436

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Cray, Inc.	18,873	$153,249
*CSP, Inc.	2,514	9,478
CTS Corp.	34,200	288,306
*CyberOptics Corp.	9,134	61,198
*Cypress Semiconductor Corp.	224,209	2,381,100
*Datalink Corp.	5,600	17,080
*Dataram Corp.	11,134	16,256
*DDi Corp.	31,220	149,856
#*DealerTrack Holdings, Inc.	3,829	75,929
*Digi International, Inc.	45,567	465,239
*DSP Group, Inc.	60,501	526,964
*Dynamics Research Corp.	20,189	248,728
*Edgewater Technology, Inc.	15,903	42,143
Electro Rent Corp.	47,252	449,839
*Electro Scientific Industries, Inc.	34,300	449,330
*Electronics for Imaging, Inc.	83,600	953,040
*EMS Technologies, Inc.	1,490	32,780
*Emulex Corp.	8,000	73,040
*Endwave Corp.	19,715	46,922
#*Epicor Software Corp.	107,892	655,983
#*EPIQ Systems, Inc.	2,764	44,362
*ePlus, Inc.	6,354	104,015
*Euronet Worldwide, Inc.	46,878	986,313
*Exar Corp.	7,481	52,591
Fair Isaac Corp.	4,800	92,112
*Fairchild Semiconductor Corp. Class A	144,238	1,273,622
Fidelity National Information Services, Inc.	166,320	3,895,214
*FormFactor, Inc.	8,200	189,010
*Frequency Electronics, Inc.	17,253	60,385
*Gerber Scientific, Inc.	50,097	156,804
#*Globecomm Systems, Inc.	41,466	329,240
*GSI Technology, Inc.	27,494	108,876
*GTSI Corp.	8,203	52,171
*Hackett Group, Inc.	51,020	155,101
*Harris Stratex Networks, Inc. Class A	36,692	254,642
#*Henry Bros. Electronics, Inc.	8,485	50,486
#*Hutchinson Technology, Inc.	44,671	146,074
*Hypercom Corp.	66,500	141,645
*I.D. Systems, Inc.	13,298	48,804
*IAC/InterActiveCorp	178,991	3,295,224
*Ikanos Communications, Inc.	12,254	21,567
*Imation Corp.	58,091	527,466
*Immersion Corp.	11,256	47,500
*infoGROUP, Inc.	28,026	168,717
*InfoSpace, Inc.	65,156	476,942
#*Ingram Micro, Inc.	299,279	5,033,873
*Insight Enterprises, Inc.	23,900	246,170
*Integrated Device Technology, Inc.	18,820	127,411
*Integrated Silicon Solution, Inc.	27,577	86,868
#*Intelli-Check, Inc.	1,800	3,096
*Internap Network Services Corp.	35,546	108,060
#*International Rectifier Corp.	91,600	1,516,896
*Internet Brands, Inc.	22,666	170,222
*Internet Capital Group, Inc.	58,172	434,545
*Interphase Corp.	4,460	22,255
*Intevac, Inc.	34,801	400,560
*IntriCon Corp.	2,835	7,371
*INX, Inc.	500	2,875
*iPass, Inc.	31,471	56,018
*IXYS Corp.	16,391	126,702
Jabil Circuit, Inc.	171,500	1,570,940

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*JDS Uniphase Corp.	137,990	$808,621
Keithley Instruments, Inc.	15,357	85,538
*Key Tronic Corp.	15,546	27,205
*Keynote Systems, Inc.	21,900	220,314
*Kopin Corp.	20,276	80,496
*KVH Industries, Inc.	9,179	74,625
#*L-1 Identity Solutions, Inc.	143,173	1,126,772
*Lattice Semiconductor Corp.	131,578	290,787
*Littlefuse, Inc.	2,763	64,654
*LoJack Corp.	5,158	21,045
*LookSmart, Ltd.	35,680	40,318
*Loral Space & Communications, Inc.	35,669	746,552
*Mace Security International, Inc.	5,391	5,337
Marchex, Inc. Class B	41,491	181,731
*Measurement Specialties, Inc.	4,190	33,730
#*Mentor Graphics Corp.	16,127	111,921
*Mercury Computer Systems, Inc.	19,524	224,526
*Merrimac Industries, Inc.	2,600	21,970
Methode Electronics, Inc.	79,571	603,148
*Micron Technology, Inc.	990,716	6,330,675
*Microtune, Inc.	12,031	24,784
#*MKS Instruments, Inc.	85,290	1,652,067
#*ModusLink Global Solutions, Inc.	68,955	491,649
*MoSys, Inc.	11,829	19,163
Motorola, Inc.	2,108,701	15,098,299
*MSC.Software Corp.	52,565	384,250
*Nanometrics, Inc.	46,005	170,679
*Newport Corp.	56,016	413,958
*Nu Horizons Electronics Corp.	14,932	58,981
*Occam Networks, Inc.	27,224	107,263
*OmniVision Technologies, Inc.	38,897	514,607
*Open Text Corp.	5,078	191,339
*Oplink Communications, Inc.	35,186	447,566
*Opnext, Inc.	38,458	78,070
*Optelecom-NKF, Inc.	4,329	16,017
*Optical Cable Corp.	9,195	31,723
*Orbcomm, Inc.	11,500	25,760
*PAR Technology Corp.	24,005	132,508
*PC Connection, Inc.	52,813	303,147
*PC Mall, Inc.	10,070	87,508
*PC-Tel, Inc.	52,653	352,249
*PDF Solutions, Inc.	793	1,824
*Perceptron, Inc.	4,904	20,106
*Perficient, Inc.	14,478	106,848
*Performance Technologies, Inc.	25,851	77,553
*Pericom Semiconductor Corp.	12,868	122,246
*Pervasive Software, Inc.	35,664	189,732
*Phoenix Technologies, Ltd.	200	662
Plantronics, Inc.	19,000	449,730
*PLX Technology, Inc.	12,251	47,779
*Presstek, Inc.	7,000	11,900
—*Price Communications Liquidation Trust	47,738	6,520
Qualstar Corp.	5,300	11,660
*RadiSys Corp.	42,026	332,846
*RealNetworks, Inc.	224,844	652,048
Richardson Electronics, Ltd.	23,579	87,714
#*Rofin-Sinar Technologies, Inc.	11,100	240,981
*Rovi Corp.	129,011	3,374,928
*Rudolph Technologies, Inc.	69,020	563,893
*Sandisk Corp.	197,936	3,527,220
*SCM Microsystems, Inc.	18,612	40,946

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*SeaChange International, Inc.	29,306	$268,150
*Semitool, Inc.	10,407	61,609
Servidyne, Inc.	7,283	13,546
*Sigma Designs, Inc.	2,475	40,021
*Silicon Image, Inc.	29,804	73,020
*Silicon Storage Technology, Inc.	197,920	372,090
#*Skyworks Solutions, Inc.	198,535	2,398,303
*Smith Micro Software, Inc.	17,501	200,036
*Soapstone Networks, Inc.	45,254	22,401
*SonicWALL, Inc.	163,232	1,238,931
*Spectrum Control, Inc.	20,295	200,312
*Standard Microsystems Corp.	38,219	886,681
*StarTek, Inc.	31,481	297,495
*Support.com, Inc.	58,641	144,257
#*Sycamore Networks, Inc.	517,447	1,759,320
*Symmetricom, Inc.	95,703	620,155
*Symyx Technologies, Inc.	40,492	280,610
#*SYNNEX Corp.	60,100	1,708,042
#*Tech Data Corp.	85,452	2,984,838
Technitrol, Inc.	12,400	90,024
*TechTeam Global, Inc.	19,526	126,724
*Tellabs, Inc.	303,499	1,760,294
*Telular Corp.	24,670	64,635
#*Teradyne, Inc.	266,660	2,101,281
*Tessco Technologies, Inc.	10,246	154,510
TheStreet.com, Inc.	34,407	71,567
*Tier Technologies, Inc. Class B	8,900	65,860
*Tollgrade Communications, Inc.	20,676	115,579
#*Track Data Corp.	1,932	6,472
*Trident Microsystems, Inc.	2,123	3,567
#*Triquint Semiconductor, Inc.	168,914	1,212,803
*TSR, Inc.	1,300	2,795
*TTM Technologies, Inc.	62,699	618,839
*Tyco Electronics, Ltd.	549,298	11,793,428
*Ultra Clean Holdings, Inc.	2,816	11,123
United Online, Inc.	51,420	472,036
*UTStarcom, Inc.	192,273	328,787
*Vicon Industries, Inc.	5,787	37,615
*Video Display Corp.	600	1,872
*Virage Logic Corp.	32,466	162,005
*Virtusa Corp.	1,300	12,116
*Vishay Intertechnology, Inc.	213,119	1,515,276
*Web.com Group, Inc.	60,937	374,153
*White Electronics Designs Corp.	27,184	124,231
*WPCS International, Inc.	9,861	28,696
Xerox Corp.	974,182	7,978,551
*Zoran Corp.	117,194	1,350,075
*Zygo Corp.	39,500	249,640

Total Information Technology		157,918,322

Materials — (2.7%)
A. Schulman, Inc.	26,800	571,108
#A.M. Castle & Co.	49,586	523,132
Alcoa, Inc.	289,907	3,409,306
*American Pacific Corp.	5,747	46,551
Ashland, Inc.	112,560	3,730,238
#*Brush Engineered Materials, Inc.	41,367	882,358
*Buckeye Technologies, Inc.	22,600	143,510
*Bway Holding Co.	44,908	714,037
Cabot Corp.	110,278	2,018,087
Carpenter Technology Corp.	3,300	61,677

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Materials — (Continued)
#*Coeur d’Alene Mines Corp.	1,400	$19,880
Commercial Metals Co.	19,325	319,636
*Continental Materials Corp.	100	860
*Core Molding Technologies, Inc.	2,488	7,613
Cytec Industries, Inc.	64,700	1,623,970
#Dow Chemical Co.	358,853	7,596,918
Eastman Chemical Co.	2,800	139,048
#*Ferro Corp.	49,500	246,015
#*Flotek Industries, Inc.	17,689	33,255
Friedman Industries, Inc.	18,653	102,778
*Gentek, Inc.	8,444	200,376
*Graphic Packaging Holding Co.	1,716	3,655
*Haynes International, Inc.	800	18,424
#*Headwaters, Inc.	84,996	260,938
*Hecla Mining Co.	9,000	28,350
*Horsehead Holding Corp.	16,770	179,271
*ICO, Inc.	20,858	86,144
*Innospec, Inc.	2,811	33,563
International Paper Co.	497,362	9,355,379
Kaiser Aluminum Corp.	32,695	1,080,897
*Kapstone Paper and Packaging Corp.	1,140	5,746
KMG Chemicals, Inc.	2,795	20,683
#*Kronos Worldwide, Inc.	4,219	34,680
*Louisiana-Pacific Corp.	153,257	646,745
MeadWestavco Corp.	188,451	3,672,910
Minerals Technologies, Inc.	2,900	126,063
*Mod-Pac Corp.	1,091	2,968
Myers Industries, Inc.	65,520	644,717
Neenah Paper, Inc.	23,100	226,380
NL Industries, Inc.	63,495	433,671
#*Northern Technologies International Corp.	3,000	26,070
Olympic Steel, Inc.	2,500	63,775
#*OM Group, Inc.	51,135	1,721,204
P.H. Glatfelter Co.	50,000	517,500
*Penford Corp.	39,808	261,141
*PolyOne Corp.	146,576	628,811
Quaker Chemical Corp.	2,300	41,400
*Ready Mix, Inc.	3,839	14,588
Reliance Steel & Aluminum Co.	50,700	1,709,097
*Rock of Ages Corp.	1,200	2,574
#*Rockwood Holdings, Inc.	35,100	628,992
#*RTI International Metals, Inc.	35,400	628,704
Schnitzer Steel Industries, Inc. Class A	30,900	1,661,493
Schweitzer-Maudoit International, Inc.	32,213	1,053,365
*Solutia, Inc.	2,500	22,350
*Spartech Corp.	18,620	232,750
*Stillwater Mining Co.	34,270	229,266
*Synalloy Corp.	4,995	43,457
Temple-Inland, Inc.	44,500	696,870
#Texas Industries, Inc.	46,594	2,120,027
#*Titanium Metals Corp.	7,100	59,427
*U.S. Concrete, Inc.	82,977	162,635
*Universal Stainless & Alloy Products, Inc.	6,709	118,146
#Valspar Corp.	93,810	2,375,269
Westlake Chemical Corp.	105,000	2,623,950
Weyerhaeuser Co.	311,975	10,931,604
Worthington Industries, Inc.	64,670	854,937
*Zoltek Companies, Inc.	5,042	50,017

Total Materials		68,730,956

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Other — (0.0%)
—#*ePresence, Inc. Escrow Shares	6,400	$—
—*MAIR Holdings, Inc. Escrow Shares	1,415	—
—#*Pelican Financial, Inc. Escrow Shares	300	—
—*Petrocorp, Inc. Escrow Shares	900	54

Total Other		54

Telecommunication Services — (4.2%)
*Arbinet Corp.	3,200	6,720
AT&T, Inc.	2,510,122	65,840,500
CenturyTel, Inc.	87,230	2,738,150
D&E Communications, Inc.	24,213	256,658
*General Communications, Inc. Class A	44,592	305,455
#*Sprint Nextel Corp.	3,528,077	14,112,308
*SureWest Communications	15,836	202,859
Telephone & Data Systems, Inc.	80,200	2,064,348
Telephone & Data Systems, Inc. Special Shares	67,452	1,625,593
*United States Cellular Corp.	33,568	1,202,406
Verizon Communications, Inc.	642,780	20,613,954
*Xeta Corp.	18,366	39,487

Total Telecommunication Services		109,008,438

Utilities — (0.6%)
#*AES Corp.	425,099	5,437,016
#*Calpine Corp.	201,943	2,601,026
Maine & Maritimes Corp.	1,600	57,600
*Mirant Corp.	172,860	3,121,852
#Questar Corp.	83,700	2,767,959
*RRI Energy, Inc.	444,750	2,379,412
Unitil Corp.	1,800	37,152

Total Utilities		16,402,017

TOTAL COMMON STOCKS		2,175,752,289

RIGHTS/WARRANTS — (0.0%)
—*Lantronix, Inc. Warrants 2008	33	—
—*Preferred Bank Rights 08/24/09	9,332	3,136

TOTAL RIGHTS/WARRANTS		3,136

TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	7,177,214	7,177,214

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (16.0%)
§@DFA Short Term Investment Fund LP	410,556,270	410,556,270
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by $4,389,470 FHLMC 4.000%, 07/01/39, valued at $4,274,737) to be repurchased at $4,150,299	$4,150	4,150,230
@Repurchase Agreement, UBS Securities LLC 0.19%, 08/03/09 (Collateralized by $1,770,000 FNMA 6.000%, 02/01/39, valued at $1,650,808) to be repurchased at $1,600,566	1,601	1,600,541

TOTAL SECURITIES LENDING COLLATERAL		416,307,041

TOTAL INVESTMENTS — (100.0%) (Cost $2,812,633,673)##		$2,599,239,680

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$397,844,010	—	—	$397,844,010
Consumer Staples	111,517,322	—	—	111,517,322
Energy	307,411,964	—	—	307,411,964
Financials	650,891,764	—	—	650,891,764
Health Care	102,346,987	—	—	102,346,987
Industrials	253,680,455	—	—	253,680,455
Information Technology	157,911,802	$6,520	—	157,918,322
Materials	68,730,956	—	—	68,730,956
Other	—	54	—	54
Telecommunication Services	109,008,438	—	—	109,008,438
Utilities	16,402,017	—	—	16,402,017
Rights/Warrants	—	3,136	—	3,136
Temporary Cash Investments	7,177,214	—	—	7,177,214
Securities Lending Collateral	—	416,307,041	—	416,307,041

TOTAL	$2,182,922,929	$416,316,751	—	$2,599,239,680

THE TAX-MANAGED U.S. EQUITY SERIES

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value†
COMMON STOCKS — (85.0%)
Consumer Discretionary — (9.1%)
*1-800-FLOWERS.COM, Inc.	1,200	$2,880
#*99 Cents Only Stores	11,100	162,615
*A.C. Moore Arts & Crafts, Inc.	1,068	3,855
#Aaron’s, Inc.	6,681	183,527
#*Abercrombie & Fitch Co.	8,350	238,727
Acme United Corp.	400	3,380
#Advance Auto Parts, Inc.	10,000	462,300
#*Aeropostale, Inc.	6,550	238,420
*AFC Enterprises, Inc.	2,300	17,089
*Aldila, Inc.	700	2,387
*Alloy, Inc.	2,475	15,890
#*Amazon.com, Inc.	41,100	3,524,736
Ambassadors Group, Inc.	1,423	22,042
*American Apparel, Inc.	7,200	27,648
#*American Axle & Manufacturing Holdings, Inc.	5,400	11,880
American Eagle Outfitters, Inc.	22,400	322,336
American Greetings Corp. Class A	3,222	50,811
*American Public Education, Inc.	2,200	77,814
*America’s Car-Mart, Inc.	1,800	39,366
*Amerigon, Inc.	2,000	16,820
Ameristar Casinos, Inc.	5,810	108,589
*AnnTaylor Stores Corp.	4,625	55,824
#*Apollo Group, Inc. Class A	19,403	1,339,583
Arbitron, Inc.	1,200	19,536
#*Arctic Cat, Inc.	2,500	15,400
*Asbury Automotive Group, Inc.	3,400	47,566
*Audiovox Corp. Class A	1,600	12,624
#*AutoNation, Inc.	22,038	455,746
#*Autozone, Inc.	5,700	875,349
*Ballantyne Strong, Inc.	2,600	6,136
*Bally Technologies, Inc.	6,300	228,123
#Barnes & Noble, Inc.	6,300	145,089
Barry (R.G.) Corp.	1,300	9,282
bebe stores, inc.	10,675	77,607
#*Bed Bath and Beyond, Inc.	25,784	895,994
*Benihana, Inc.	800	6,888
*Benihana, Inc. Class A	700	5,614
#Best Buy Co., Inc.	34,660	1,295,244
Big 5 Sporting Goods Corp.	1,546	20,098
#*Big Lots, Inc.	10,052	231,598
#*BJ’s Restaurants, Inc.	3,198	51,424
Black & Decker Corp.	3,150	118,440
*Blue Nile, Inc.	2,096	96,898
*Bluegreen Corp.	2,100	5,817
Blyth, Inc.	875	37,126
Bob Evans Farms, Inc.	3,500	101,570
*Bon-Ton Stores, Inc.	1,900	6,650
Books-A-Million, Inc.	1,295	12,005
*Borders Group, Inc.	6,400	25,408
BorgWarner, Inc.	12,800	424,832
*Boyd Gaming Corp.	10,020	92,084
Brinker International, Inc.	10,260	170,726
*Brink’s Home Security Holdings, Inc.	5,900	175,938
#*Brookfield Homes Corp.	2,400	13,512
Brown Shoe Company, Inc.	5,187	40,199
*Brunswick Corp.	8,960	64,333
Buckle, Inc.	4,670	144,490

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Buffalo Wild Wings, Inc.	1,800	$72,630
*Build-A-Bear-Workshop, Inc.	2,400	11,400
#Burger King Holdings, Inc.	10,400	177,008
#*Cabela’s, Inc.	10,200	165,342
Cablevision Systems New York Group Class A	24,229	495,968
#*California Pizza Kitchen, Inc.	2,415	39,848
Callaway Golf Co.	8,600	54,782
*Canterbury Park Holding Corp.	500	3,500
#*Capella Education Co.	2,600	167,336
#*Career Education Corp.	9,659	221,384
#*Caribou Coffee Co.	1,700	9,877
#*CarMax, Inc.	24,094	388,636
*Carmike Cinemas, Inc.	265	2,518
Carnival Corp.	60,232	1,685,894
*Carriage Services, Inc.	3,100	11,377
*Carrols Restaurant Group, Inc.	3,650	24,711
*Carter’s, Inc.	7,100	201,214
Cato Corp. Class A	3,450	68,621
*Cavalier Homes, Inc.	1,900	5,206
*Cavco Industries, Inc.	1,157	39,604
CBS Corp. Class A	5,700	46,797
CBS Corp. Class B	36,100	295,659
*CEC Entertainment, Inc.	2,357	68,754
*Centex Corp.	10,900	118,919
*Charlotte Russe Holding, Inc.	2,365	35,499
*Charming Shoppes, Inc.	13,800	66,654
#*Cheesecake Factory, Inc.	4,650	90,070
#Cherokee, Inc.	542	11,003
*Chico’s FAS, Inc.	19,200	220,224
*Children’s Place Retail Stores, Inc. (The)	2,340	76,682
#*Chipotle Mexican Grill, Inc.	1,425	133,708
*Chipotle Mexican Grill, Inc. Class B	1,960	160,230
Choice Hotels International, Inc.	6,500	181,025
Christopher & Banks Corp.	4,050	32,076
*Churchill Downs, Inc.	1,444	54,150
Cinemark Holdings, Inc.	13,300	147,497
*Citi Trends, Inc.	1,200	35,040
CKE Restaurants, Inc.	5,037	44,577
#Coach, Inc.	30,368	898,589
#*Coinstar, Inc.	3,800	126,274
*Coldwater Creek, Inc.	6,649	48,804
#*Collective Brands, Inc.	9,700	154,424
Columbia Sportswear Co.	4,691	166,108
Comcast Corp. Class A	179,557	2,668,217
Comcast Corp. Special Class A	66,163	925,620
*Conn’s, Inc.	3,384	42,672
Cooper Tire & Rubber Co.	7,169	105,814
*Core-Mark Holding Co., Inc.	2,400	64,464
#*Corinthian Colleges, Inc.	12,300	189,912
CPI Corp.	131	2,403
Cracker Barrel Old Country Store, Inc.	2,500	72,150
*Crocs, Inc.	9,700	33,174
#*Crown Media Holdings, Inc.	4,987	10,124
CSS Industries, Inc.	1,250	29,000
*Culp, Inc.	1,566	10,320
#D.R. Horton, Inc.	24,100	279,319
Darden Restaurants, Inc.	15,290	495,243
*Deckers Outdoor Corp.	1,526	103,173
*dELiA*s, Inc.	1,100	2,772
*Destination Maternity Corp.	1,300	29,666
DeVry, Inc.	8,700	432,738

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Dick’s Sporting Goods, Inc.	6,814	$135,258
Dillard’s, Inc. Class A	8,336	88,445
*DineEquity, Inc.	1,200	29,652
#*DIRECTV Group, Inc. (The)	115,900	3,001,810
*Discovery Communications, Inc. (25470F104)	8,101	198,474
*Discovery Communications, Inc. (25470F302)	19,096	427,750
#*DISH Network Corp.	20,100	340,695
Disney (Walt) Co.	212,657	5,341,944
*Dolan Media Co.	2,800	38,164
#*Dollar Tree, Inc.	12,500	576,500
#*Domino’s Pizza, Inc.	8,774	72,122
*Dorman Products, Inc.	1,189	19,464
Dover Downs Gaming & Entertainment, Inc.	2,000	10,940
*DreamWorks Animation SKG, Inc.	7,680	241,997
#*Dress Barn, Inc. (The)	6,300	98,217
#*Drew Industries, Inc.	2,900	55,651
*DSW, Inc.	2,194	29,597
#Eastman Kodak Co.	19,300	57,321
*Einstein Noah Restaurant Group, Inc.	1,810	19,222
*Entercom Communications Corp.	4,800	13,200
Ethan Allen Interiors, Inc.	3,275	41,691
*Exide Technologies	9,000	43,830
*Expedia, Inc.	1,914	39,639
Family Dollar Stores, Inc.	18,900	593,838
*Famous Dave’s of America, Inc.	1,098	7,170
*Federal-Mogul Corp.	1,800	25,434
*FGX International Holdings, Ltd.	3,889	51,374
Finish Line, Inc. Class A	7,355	63,988
*Fisher Communications, Inc.	1,200	22,212
Foot Locker, Inc.	18,341	203,218
#*Ford Motor Co.	220,540	1,764,320
Fortune Brands, Inc.	10,780	426,565
FortuNet, Inc.	1,200	1,416
*Fossil, Inc.	6,950	183,063
Fred’s, Inc.	5,617	75,717
*Fuel Systems Solutions, Inc.	2,050	51,414
*Furniture Brands International, Inc.	4,400	17,644
*GameStop Corp. Class A	17,997	393,954
*Gaming Partners International Corp.	800	5,680
*Gander Mountain Co.	2,459	14,484
Gannett Co., Inc.	8,300	58,100
Gap, Inc.	76,630	1,250,602
*Garmin, Ltd.	19,297	533,755
*Gaylord Entertainment Co.	2,537	36,203
#*Genesco, Inc.	2,400	52,128
#Gentex Corp.	13,434	201,107
Genuine Parts Co.	17,330	613,829
*G-III Apparel Group, Ltd.	1,400	16,926
*Global Traffic Network, Inc.	2,700	11,529
*Goodyear Tire & Rubber Co.	21,860	372,057
*Great Wolf Resorts, Inc.	4,588	12,388
*Group 1 Automotive, Inc.	2,780	81,899
Guess?, Inc.	8,400	244,188
*Gymboree Corp.	3,300	131,274
H&R Block, Inc.	28,320	472,661
#*Hanesbrands, Inc.	4,075	81,092
#Harley-Davidson, Inc.	18,400	415,840
*Harman International Industries, Inc.	6,000	148,080
Harte-Hanks, Inc.	9,156	99,068
Hasbro, Inc.	15,000	397,500
*Haverty Furniture Co., Inc.	2,800	30,072

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Hawk Corp.	1,220	$17,385
*Helen of Troy, Ltd.	4,600	100,050
*hhgregg, Inc.	3,700	67,895
*Hibbett Sporting Goods, Inc.	2,888	53,168
Hillenbrand, Inc.	6,205	112,435
#Home Depot, Inc.	169,830	4,405,390
Hooker Furniture Corp.	1,600	21,968
#*Hot Topic, Inc.	6,106	47,199
#*Hovnanian Enterprises, Inc. Class A	6,300	20,160
*HSN, Inc.	5,404	54,743
*Iconix Brand Group, Inc.	8,398	147,133
Interactive Data Corp.	12,319	280,257
International Game Technology	22,200	438,450
International Speedway Corp. Class A	2,675	68,400
#*Interpublic Group of Companies, Inc.	46,216	240,785
*Interval Leisure Group, Inc.	4,310	45,470
#*iRobot Corp.	2,385	26,736
*Isle of Capri Casinos, Inc.	4,000	47,560
#*ITT Educational Services, Inc.	5,590	544,187
*J. Alexander’s Corp.	800	3,416
#*J. Crew Group, Inc.	4,583	129,057
J.C. Penney Co., Inc.	20,870	629,230
*Jack in the Box, Inc.	6,300	132,930
*JAKKS Pacific, Inc.	3,300	38,049
*Jarden Corp.	7,825	192,886
*Jo-Ann Stores, Inc.	2,773	64,611
#Johnson Controls, Inc.	53,551	1,385,900
*Johnson Outdoors, Inc.	1,287	8,417
Jones Apparel Group, Inc.	9,866	135,756
#*Jos. A. Bank Clothiers, Inc.	2,200	80,498
*K12, Inc.	1,700	31,909
KB HOME	9,900	165,231
*Kenneth Cole Productions, Inc. Class A	1,100	8,833
*Kirkland’s, Inc.	1,700	23,477
*Knology, Inc.	3,300	28,380
#*Kohl’s Corp.	33,060	1,605,063
*Kona Grill, Inc.	1,120	4,043
*Krispy Kreme Doughnuts, Inc.	6,700	20,502
*K-Swiss, Inc. Class A	2,837	30,753
*Lakeland Industries, Inc.	1,000	7,610
#*Lamar Advertising Co.	6,615	139,180
*Las Vegas Sands Corp.	52,200	488,070
*La-Z-Boy, Inc.	6,000	40,620
*Learning Tree International, Inc.	2,292	24,593
Leggett & Platt, Inc.	14,897	258,463
#Lennar Corp. Class A	15,800	187,072
*Liberty Global, Inc. Class A	14,837	310,835
*Liberty Global, Inc. Class B	95	2,026
*Liberty Global, Inc. Series C	14,812	308,682
*Liberty Media Corp. - Entertainment Class A	50,852	1,422,330
*Liberty Media Corp. - Entertainment Class B	2,274	64,229
*Liberty Media Corp. Capital Class A	10,116	147,491
*Liberty Media Corp. Interactive Class A	36,200	241,092
*Liberty Media Corp. Interactive Class B	400	2,600
#*Life Time Fitness, Inc.	3,100	78,895
*Lifetime Brands, Inc.	300	1,245
#Limited Brands, Inc.	28,260	365,684
#*Lincoln Educational Services Corp.	3,676	74,843
*Live Nation, Inc.	5,192	30,321
#*Liz Claiborne, Inc.	11,000	34,760
#*LKQ Corp.	12,089	216,877

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Lodgenet Entertainment Corp.	1,700	$7,922
*Lodgian, Inc.	400	512
Lowe’s Companies, Inc.	147,590	3,314,871
*Luby’s, Inc.	1,849	8,413
*Lumber Liquidators, Inc.	1,700	27,914
*M/I Homes, Inc.	2,200	28,886
*Mac-Gray Corp.	1,591	19,553
Macy’s, Inc.	41,000	570,310
*Maidenform Brands, Inc.	2,442	33,773
Marcus Corp. (The)	2,400	30,336
*Marine Products Corp.	3,012	16,958
#Marriott International, Inc. Class A	30,137	649,154
*Martha Stewart Living Omnimedia, Inc.	3,500	12,040
*Marvel Entertainment, Inc.	9,400	371,864
Mattel, Inc.	34,665	609,411
Matthews International Corp. Class A	3,400	106,284
*McCormick & Schmick’s Seafood Restaurants, Inc.	2,212	17,121
McDonald’s Corp.	139,059	7,656,589
McGraw-Hill Companies, Inc.	22,600	708,510
MDC Holdings, Inc.	5,260	185,362
*Media General, Inc. Class A	800	3,720
*Mediacom Communications Corp.	5,481	26,254
Men’s Wearhouse, Inc. (The)	5,635	121,772
Meredith Corp.	3,900	103,233
*Meritage Homes Corp.	3,900	83,460
*MGM Mirage	12,525	90,556
*Midas, Inc.	2,526	24,932
*Modine Manufacturing Co.	2,700	20,655
#*Mohawk Industries, Inc.	7,200	371,376
#*Monarch Casino & Resort, Inc.	2,372	21,514
Monro Muffler Brake, Inc.	2,588	68,815
#*Morgans Hotel Group Co.	2,500	12,150
*Morningstar, Inc.	4,800	212,592
*Morton’s Restaurant Group, Inc.	1,090	3,968
*Movado Group, Inc.	2,362	33,729
*Multimedia Games, Inc.	2,364	13,286
*Nathan’s Famous, Inc.	1,109	14,417
National CineMedia, Inc.	4,700	69,137
National Presto Industries, Inc.	1,200	96,432
*Netflix, Inc.	7,800	342,732
*New Frontier Media, Inc.	2,800	5,880
*New York & Co., Inc.	5,059	18,212
*New York Times Co. Class A (The)	9,400	73,978
#Newell Rubbermaid, Inc.	20,384	262,342
News Corp. Class A	128,412	1,326,496
#News Corp. Class B	73,092	878,566
NIKE, Inc. Class B	45,600	2,582,784
#Nordstrom, Inc.	19,900	526,156
Nutri/System, Inc.	3,600	51,228
#*NVR, Inc.	500	300,575
*O’Charleys, Inc.	1,700	17,663
*Office Depot, Inc.	24,100	109,655
*OfficeMax, Inc.	7,500	69,825
#Omnicom Group, Inc.	26,300	894,200
#*O’Reilly Automotive, Inc.	18,007	732,165
#*Orleans Homebuilders, Inc.	1,545	5,098
*Outdoor Channel Holdings, Inc.	3,807	28,857
#*Overstock.com, Inc.	2,430	32,003
#*P.F. Chang’s China Bistro, Inc.	2,500	84,775
*Pacific Sunwear of California, Inc.	6,200	20,584
*Palm Harbor Homes, Inc.	1,500	3,405

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Panera Bread Co.	3,600	$197,856
*Papa John’s International, Inc.	3,300	83,853
*Peet’s Coffee & Tea, Inc.	1,500	41,205
*Penn National Gaming, Inc.	9,585	303,940
#*Penske Automotive Group, Inc.	8,674	179,378
*Perry Ellis International, Inc.	969	7,471
*PetMed Express, Inc.	3,200	59,392
PetSmart, Inc.	13,200	295,284
Phillips-Van Heusen Corp.	6,591	233,190
*Pinnacle Entertainment, Inc.	6,500	65,195
*Playboy Enterprises, Inc. Class B	3,000	7,170
Polaris Industries, Inc.	2,725	103,196
#Polo Ralph Lauren Corp.	6,100	384,605
*Pomeroy IT Solutions, Inc.	300	1,794
Pool Corp.	3,300	77,946
*Pre-Paid Legal Services, Inc.	1,200	58,524
#*Priceline.com, Inc.	3,600	466,632
PRIMEDIA, Inc.	3,300	7,590
#*Princeton Review, Inc.	4,059	22,000
#Pulte Homes, Inc.	25,810	293,460
*RadioShack Corp.	10,383	161,040
#*Raser Technologies, Inc.	6,300	14,112
*RC2 Corp.	1,400	21,378
*RCN Corp.	4,500	32,760
*Red Lion Hotels Corp.	2,934	15,433
#*Red Robin Gourmet Burgers, Inc.	1,300	24,336
Regal Entertainment Group	15,050	187,222
Regis Corp.	5,100	69,666
*Rent-A-Center, Inc.	9,280	192,653
*Rentrak Corp.	1,137	20,807
*Retail Ventures, Inc.	4,157	13,843
Ross Stores, Inc.	11,600	511,444
#Royal Caribbean Cruises, Ltd.	18,000	261,360
*Rubio’s Restaurants, Inc.	1,297	7,847
*Ruby Tuesday, Inc.	5,500	41,140
*Ruth’s Hospitality Group, Inc.	1,700	6,664
Ryland Group, Inc.	3,100	61,907
*Saga Communications, Inc.	507	2,773
*Saks, Inc.	6,010	30,771
#*Sally Beauty Holdings, Inc.	17,450	121,801
Scholastic Corp.	2,600	58,630
*Scientific Games Corp.	6,970	125,599
Scripps Networks Interactive	12,399	400,240
*Sealy Corp.	4,500	11,430
#*Sears Holdings Corp.	10,785	715,477
Service Corp. International	28,770	181,826
Sherwin-Williams Co.	14,800	854,700
*Shiloh Industries, Inc.	3,192	15,673
*Shoe Carnival, Inc.	1,463	18,288
*Shuffle Master, Inc.	6,626	47,707
*Shutterfly, Inc.	4,000	64,240
*Signet Jewelers, Ltd. ADR	7,900	174,432
*Skechers U.S.A., Inc. Class A	3,800	52,554
Skyline Corp.	800	19,416
*Smith & Wesson Holding Corp.	4,800	29,088
Snap-On, Inc.	6,470	230,526
*Sonic Automotive, Inc.	1,901	23,382
#*Sonic Corp.	5,738	63,290
#Sotheby’s Class A	5,800	87,406
Spartan Motors, Inc.	3,375	23,625
Speedway Motorsports, Inc.	5,200	82,992

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Sport Supply Group, Inc.	2,340	$22,979
Stage Stores, Inc.	3,250	40,560
#*Stamps.com, Inc.	1,943	16,768
*Standard Motor Products, Inc.	1,900	21,223
*Stanley Furniture, Inc.	1,979	21,769
Stanley Works (The)	8,557	343,564
#Staples, Inc.	65,450	1,375,759
#*Starbucks Corp.	73,430	1,299,711
#Starwood Hotels & Resorts Worldwide, Inc.	15,900	375,399
*Steak n Shake Co. (The)	4,300	43,946
*Stein Mart, Inc.	4,300	47,429
*Steinway Musical Instruments, Inc.	900	10,296
#*Steven Madden, Ltd.	2,250	72,135
Stewart Enterprises, Inc.	8,882	43,433
#Strayer Education, Inc.	1,700	361,046
Sturm Ruger & Co., Inc.	3,300	41,184
Superior Industries International, Inc.	1,700	26,826
*Systemax, Inc.	6,196	80,734
#*Talbots, Inc.	5,170	25,902
*Tandy Brand Accessories, Inc.	700	1,680
*Tandy Leather Factory, Inc.	663	1,740
Target Corp.	81,634	3,560,875
*Tempur-Pedic International, Inc.	7,700	114,191
*Tenneco Automotive, Inc.	5,600	90,552
#*Texas Roadhouse, Inc.	8,700	96,831
Thor Industries, Inc.	6,800	162,588
*Ticketmaster Entertainment, Inc.	64	518
Tiffany & Co.	14,000	417,620
*Timberland Co. Class A	5,500	75,020
Time Warner Cable, Inc.	59,835	1,978,145
Time Warner, Inc.	123,736	3,298,802
TJX Companies, Inc. (The)	55,650	2,016,200
#*Toll Brothers, Inc.	18,660	364,990
*Town Sports International Holdings, Inc.	3,500	11,795
#*Tractor Supply Co.	4,109	197,109
*True Religion Apparel, Inc.	2,500	55,900
*TRW Automotive Holdings Corp.	10,900	183,447
*Tuesday Morning Corp.	3,100	14,384
Tupperware Corp.	6,100	207,827
*Ulta Salon, Cosmetics & Fragrance, Inc.	4,600	52,118
#*Under Armour, Inc. Class A	3,200	77,728
Unifirst Corp.	1,740	67,721
*Universal Electronics, Inc.	1,700	35,887
*Universal Technical Institute, Inc.	1,500	23,805
#*Urban Outfitters, Inc.	15,300	367,812
V.F. Corp.	11,250	727,762
*Vail Resorts, Inc.	5,400	154,494
*Valassis Communications, Inc.	3,990	45,446
Value Line, Inc.	400	12,716
*VCG Holding Corp.	1,800	3,636
#*Viacom, Inc. Class A	4,800	118,464
*Viacom, Inc. Class B	66,300	1,535,508
#*Volcom, Inc.	1,526	18,510
WABCO Holdings, Inc.	5,443	103,471
#*Warnaco Group, Inc.	5,980	217,253
*Warner Music Group Corp.	8,200	46,084
#Weight Watchers International, Inc.	5,600	156,128
*Wendy’s/Arby’s Group, Inc.	48,718	223,128
#*West Marine, Inc.	2,681	23,834
*Wet Seal, Inc. Class A (The)	11,405	37,636
#Whirlpool Corp.	7,500	428,175

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Wiley (John) & Sons, Inc. Class A	5,300	$169,017
*Williams Controls, Inc.	600	3,600
Williams-Sonoma, Inc.	10,760	151,286
*Winmark Corp.	300	5,355
*Winnebago Industries, Inc.	1,700	17,884
#*WMS Industries, Inc.	5,290	191,286
Wolverine World Wide, Inc.	5,450	131,345
World Wrestling Entertainment, Inc.	3,100	40,703
Wyndham Worldwide Corp.	18,900	263,655
#*Wynn Resorts, Ltd.	5,760	294,739
Yum! Brands, Inc.	49,017	1,738,143
#*Zumiez, Inc.	3,400	32,470

Total Consumer Discretionary		118,145,262

Consumer Staples — (10.1%)
Alberto-Culver Co.	10,350	265,167
Alico, Inc.	1,200	37,968
*Alliance One International, Inc.	14,189	58,742
Altria Group, Inc.	251,815	4,414,317
#*American Italian Pasta Co.	1,122	35,298
Andersons, Inc. (The)	400	12,888
#Archer-Daniels-Midland Co.	70,790	2,132,195
#Avon Products, Inc.	34,900	1,130,062
B&G Foods, Inc.	4,970	41,500
*Bare Escentuals, Inc.	8,022	71,075
#*BJ’s Wholesale Club, Inc.	7,400	246,790
#*Boston Beer Co., Inc. Class A	1,400	43,666
Brown-Forman Corp. Class A	8,170	384,235
Brown-Forman Corp. Class B	11,086	487,230
Bunge, Ltd.	6,870	480,694
*Calavo Growers, Inc.	1,800	36,540
#Cal-Maine Foods, Inc.	2,100	61,803
Campbell Soup Co.	39,303	1,219,572
Casey’s General Stores, Inc.	6,290	172,535
*Central European Distribution Corp.	4,275	122,735
*Central Garden & Pet Co.	2,800	34,328
*Central Garden & Pet Co. Class A	7,529	85,002
*Chattem, Inc.	2,100	131,607
*Chiquita Brands International, Inc.	4,900	60,025
#Church & Dwight Co., Inc.	8,450	498,381
Clorox Co.	16,371	998,795
Coca-Cola Co.	247,656	12,343,175
Coca-Cola Enterprises, Inc.	55,144	1,036,156
Colgate-Palmolive Co.	62,800	4,549,232
ConAgra, Inc.	51,029	1,001,699
*Constellation Brands, Inc. Class A	21,012	287,024
Corn Products International, Inc.	9,233	258,524
Costco Wholesale Corp.	33,800	1,673,100
CVS Caremark Corp.	164,647	5,512,382
*Darling International, Inc.	8,700	61,422
*Dean Foods Co.	16,650	352,814
Del Monte Foods Co.	26,420	255,217
Diamond Foods, Inc.	2,435	68,667
#*Dr Pepper Snapple Group, Inc.	29,420	724,026
*Elizabeth Arden, Inc.	3,500	33,600
*Energizer Holdings, Inc.	5,900	377,954
#Estee Lauder Companies, Inc.	11,200	408,128
Farmer Brothers Co.	2,399	53,930
#Flowers Foods, Inc.	12,158	287,294
*Fresh Del Monte Produce, Inc.	5,939	127,154
General Mills, Inc.	43,755	2,577,607

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Great Atlantic & Pacific Tea, Inc.	4,751	$27,413
#*Green Mountain Coffee, Inc.	4,786	337,126
#*Hain Celestial Group, Inc.	5,015	83,299
#*Hansen Natural Corp.	6,324	196,107
#Heinz (H.J.) Co.	29,400	1,130,724
Herbalife, Ltd.	4,900	168,609
Hershey Co. (The)	19,919	795,764
Hormel Foods Corp.	17,730	636,684
*HQ Sustainable Maritime Industries, Inc.	1,600	13,712
Imperial Sugar Co.	1,726	22,939
Ingles Market, Inc. Class A	1,610	26,903
Inter Parfums, Inc.	3,152	32,213
J & J Snack Foods Corp.	2,691	116,628
J.M. Smucker Co.	12,176	609,165
Kellogg Co.	35,200	1,672,000
Kimberly-Clark Corp.	39,010	2,280,134
Kraft Foods, Inc.	165,324	4,685,282
Kroger Co. (The)	68,300	1,460,254
Lancaster Colony Corp.	2,988	136,074
Lance, Inc.	4,400	111,496
*Lifeway Foods, Inc.	1,134	14,787
Lorillard, Inc.	19,860	1,464,079
Mannatech, Inc.	2,370	8,319
McCormick & Co., Inc.	12,914	416,089
McCormick & Co., Inc. Voting Common Stock	607	19,794
*Medifast, Inc.	3,000	44,850
Molson Coors Brewing Co.	18,950	856,730
Nash-Finch Co.	1,300	39,910
*National Beverage Corp.	5,976	63,764
*Natural Alternatives International, Inc.	1,000	6,455
*NBTY, Inc.	12,200	441,640
Nu Skin Enterprises, Inc. Class A	6,010	108,240
*Nutraceutical International Corp.	1,559	19,410
Oil-Dri Corp. of America	641	10,096
*Omega Protein Corp.	2,400	9,264
*Overhill Farms, Inc.	2,000	11,440
*Pantry, Inc.	3,200	56,160
PepsiAmericas, Inc.	15,500	415,090
PepsiCo, Inc.	171,379	9,725,758
Philip Morris International, Inc.	203,100	9,464,460
*Prestige Brands Holdings, Inc.	4,300	28,079
*PriceSmart, Inc.	3,522	57,444
Procter & Gamble Co.	372,129	20,656,881
*Ralcorp Holdings, Inc.	6,595	418,848
Reliv’ International, Inc.	1,707	5,462
*Revlon, Inc.	4,600	27,876
Reynolds American, Inc.	30,897	1,344,328
Rocky Mountain Chocolate Factory, Inc.	950	7,705
Ruddick Corp.	5,200	122,200
Safeway, Inc.	48,900	925,677
Sanderson Farms, Inc.	2,650	107,802
*Sanfilippo (John B.) & Son, Inc.	1,596	13,885
#Sara Lee Corp.	47,053	500,644
*Smart Balance, Inc.	8,534	52,313
*Smithfield Foods, Inc.	15,600	211,380
Spartan Stores, Inc.	2,074	26,734
#*Star Scientific, Inc.	7,257	7,475
SUPERVALU, Inc.	22,214	329,434
*Susser Holdings Corp.	2,446	28,789
#Sysco Corp.	44,500	1,057,320
Tasty Baking Co.	400	2,888

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Tootsie Roll Industries, Inc.	5,291	$127,778
#*TreeHouse Foods, Inc.	5,030	163,224
Tyson Foods, Inc. Class A	33,226	379,773
*United Natural Foods, Inc.	4,776	129,095
United-Guardian, Inc.	600	5,640
Universal Corp.	3,300	125,631
*USANA Health Services, Inc.	1,310	43,688
#Vector Group, Ltd.	7,423	110,306
Walgreen Co.	98,925	3,071,621
Wal-Mart Stores, Inc.	331,796	16,549,984
WD-40 Co.	1,600	48,368
Weis Markets, Inc.	3,501	115,778
#Whole Foods Market, Inc.	12,983	314,059
*Winn-Dixie Stores, Inc.	7,529	106,686

Total Consumer Staples		130,215,911

Energy — (9.5%)
*Adams Resources & Energy, Inc.	600	9,390
#Alon USA Energy, Inc.	7,600	76,228
#*Alpha Natural Resources, Inc.	8,070	268,812
Anadarko Petroleum Corp.	53,050	2,557,010
Apache Corp.	37,225	3,125,039
*Approach Resources, Inc.	1,300	9,113
#Arch Coal, Inc.	11,400	198,474
*Arena Resources, Inc.	4,136	134,958
*Atlas America, Inc.	4,638	93,270
*ATP Oil & Gas Corp.	1,979	15,337
#*Atwood Oceanics, Inc.	6,200	178,808
Baker Hughes, Inc.	30,400	1,231,200
*Basic Energy Services, Inc.	4,350	29,362
Berry Petroleum Corp. Class A	4,900	116,228
*Bill Barrett Corp.	4,720	149,105
BJ Services Co.	25,800	365,844
#*Bolt Technology Corp.	1,050	11,865
*BPZ Resources, Inc.	7,200	51,840
*Brigham Exploration Co.	7,900	38,552
*Bristow Group, Inc.	3,356	111,084
#*Bronco Drilling Co., Inc.	3,500	14,700
Cabot Oil & Gas Corp.	12,169	427,497
*Cal Dive International, Inc.	11,637	103,918
#*Cameron International Corp.	22,600	705,798
CARBO Ceramics, Inc.	3,050	127,154
#*Carrizo Oil & Gas, Inc.	3,100	58,900
#*Cheniere Energy, Inc.	6,400	19,008
#Chesapeake Energy Corp.	55,838	1,197,167
Chevron Corp.	222,444	15,453,185
Cimarex Energy Co.	7,133	255,219
*Clayton Williams Energy, Inc.	1,100	21,208
*Clean Energy Fuels Corp.	6,800	62,832
*CNX Gas Corp.	19,101	561,378
*Comstock Resources, Inc.	5,500	211,750
*Concho Resources, Inc.	10,600	325,420
ConocoPhillips	142,573	6,231,866
CONSOL Energy, Inc.	16,800	596,904
#*Contango Oil & Gas Co.	2,236	103,728
#*Continental Resources, Inc.	9,190	310,898
*CREDO Petroleum Corp.	1,676	21,218
*Crosstex Energy, Inc.	5,400	20,898
*CVR Energy, Inc.	4,800	40,992
*Dawson Geophysical Co.	600	18,246
Delek US Holdings, Inc.	6,500	55,380

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
*Denbury Resources, Inc.	27,780	$461,148
Devon Energy Corp.	49,606	2,881,613
#Diamond Offshore Drilling, Inc.	14,300	1,285,141
*Double Eagle Petroleum Co.	267	1,103
*Dresser-Rand Group, Inc.	9,700	282,367
*Dril-Quip, Inc.	4,000	169,160
El Paso Corp.	35,300	355,118
*Encore Acquisition Co.	6,225	221,610
*ENGlobal Corp.	3,900	18,915
ENSCO International, Inc.	14,091	533,908
#EOG Resources, Inc.	27,500	2,035,825
*Evolution Petroleum Corp.	4,053	12,159
*EXCO Resources, Inc.	19,250	264,495
*Exterran Holdings, Inc.	6,418	111,609
Exxon Mobil Corp.	550,543	38,752,722
#*FMC Technologies, Inc.	12,382	538,617
#*Forest Oil Corp.	7,889	132,930
#Foundation Coal Holdings, Inc.	700	25,151
Frontier Oil Corp.	11,517	160,086
*FX Energy, Inc.	6,300	25,137
General Maritime Corp.	5,176	43,116
*Geokinetics, Inc.	900	13,086
#*GeoResources, Inc.	2,107	22,060
*Global Industries, Ltd.	11,300	77,179
#*GMX Resources, Inc.	400	4,652
#*Goodrich Petroleum Corp.	2,870	73,615
Gulf Island Fabrication, Inc.	1,100	15,950
*Gulfmark Offshore, Inc.	2,800	89,600
*Gulfport Energy Corp.	4,900	34,153
Halliburton Co.	63,823	1,409,850
*Harvest Natural Resources, Inc.	4,500	29,115
*Helix Energy Solutions Group, Inc.	10,266	107,690
Helmerich & Payne, Inc.	12,821	440,530
*Hercules Offshore, Inc.	3,100	14,694
Hess Corp.	34,500	1,904,400
*HKN, Inc.	866	2,096
Holly Corp.	5,500	116,985
*Hornbeck Offshore Services, Inc.	2,700	58,806
*International Coal Group, Inc.	6,282	19,474
#*ION Geophysical Corp.	8,700	23,403
*James River Coal Co.	2,490	46,239
*Key Energy Group, Inc.	13,200	91,608
Lufkin Industries, Inc.	1,700	77,180
Marathon Oil Corp.	76,584	2,469,834
*Mariner Energy, Inc.	10,053	120,535
#Massey Energy Co.	6,800	180,880
*Matrix Service Co.	2,900	29,377
*McMoran Exploration Co.	1,231	7,829
*Mitcham Industries, Inc.	1,600	7,136
#Murphy Oil Corp.	19,424	1,130,477
*Nabors Industries, Ltd.	23,657	402,642
*NATCO Group, Inc. Class A	2,030	73,202
#*National-Oilwell, Inc.	39,732	1,427,968
*Natural Gas Services Group, Inc.	1,600	22,064
*Newfield Exploration Co.	13,600	534,888
*Newpark Resources, Inc.	9,500	24,985
Noble Energy, Inc.	18,861	1,152,784
*Northern Oil & Gas, Inc.	3,400	22,406
Occidental Petroleum Corp.	87,288	6,227,126
*Oceaneering International, Inc.	5,600	285,152
*Oil States International, Inc.	6,100	165,432

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
Overseas Shipholding Group, Inc.	2,700	$92,745
Panhandle Royalty Co.	600	15,126
*Parker Drilling Co.	11,381	52,580
*Patriot Coal Corp.	7,492	62,708
Patterson-UTI Energy, Inc.	15,495	213,986
Peabody Energy Corp.	27,433	908,307
Penn Virginia Corp.	2,200	42,262
#*Petrohawk Energy Corp.	30,804	747,921
*Petroleum Development Corp.	800	13,472
*PHI, Inc. Non-Voting	1,871	40,863
*Pioneer Drilling Co.	3,200	14,016
Pioneer Natural Resources Co.	11,907	339,945
*Plains Exploration & Production Co.	12,193	349,329
*Pride International, Inc.	19,786	496,035
#*Quicksilver Resources, Inc.	13,400	153,564
Range Resources Corp.	16,500	765,765
*Rex Energy Corp.	4,000	23,680
*Rosetta Resources, Inc.	5,600	58,072
Rowan Companies, Inc.	8,400	179,172
RPC, Inc.	10,300	84,666
#*SandRidge Energy, Inc.	17,900	167,365
Schlumberger, Ltd.	111,700	5,975,950
*SEACOR Holdings, Inc.	2,700	214,596
Smith International, Inc.	19,981	502,123
#Southern Union Co.	10,948	212,173
*Southwestern Energy Co.	32,040	1,327,417
Spectra Energy Corp.	29,432	540,371
#St. Mary Land & Exploration Co.	7,000	167,090
Sunoco, Inc.	12,687	313,242
*Superior Energy Services, Inc.	8,200	136,038
#*Superior Well Services, Inc.	2,100	13,713
*Swift Energy Corp.	2,030	39,991
*T-3 Energy Services, Inc.	2,800	37,940
#Tesoro Petroleum Corp.	16,017	209,663
*TETRA Technologies, Inc.	8,150	62,836
*TGC Industries, Inc.	2,467	11,250
Tidewater, Inc.	6,700	301,500
*Union Drilling, Inc.	1,000	7,150
#*Unit Corp.	4,600	145,774
#*USEC, Inc.	15,699	60,755
*VAALCO Energy, Inc.	7,100	31,453
Valero Energy Corp.	54,004	972,072
#*Venoco, Inc.	4,501	39,789
W&T Offshore, Inc.	4,700	50,243
#*Western Refining, Inc.	9,500	61,845
*Westmoreland Coal Co.	937	7,393
*Whiting Petroleum Corp.	5,250	241,290
*Willbros Group, Inc.	4,500	62,055
Williams Companies, Inc. (The)	40,900	682,621
#World Fuel Services Corp.	3,475	152,413
XTO Energy, Inc.	59,373	2,388,576

Total Energy		122,776,696

Financials — (10.0%)
1st Source Corp.	2,550	42,100
Abington Bancorp, Inc.	3,523	28,818
Advance America Cash Advance Centers, Inc.	5,900	32,568
#*Affiliated Managers Group, Inc.	3,850	254,177
*Affirmative Insurance Holdings, Inc.	1,600	6,240
AFLAC, Inc.	25,394	961,417
*Allegheny Corp.	859	232,360

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Allied World Assurance Co. Holdings, Ltd.	5,300	$230,338
Allstate Corp.	28,267	760,665
*American Equity Investment Life Holding Co.	2,290	16,580
#American Express Co.	81,900	2,320,227
American Financial Group, Inc.	13,698	334,094
American National Insurance Co.	2,477	195,807
American Physicians Capital, Inc.	900	40,041
American River Bankshares	882	7,938
*American Safety Insurance Holdings, Ltd.	1,000	16,430
*AmeriCredit Corp.	15,090	236,762
Ameriprise Financial, Inc.	21,740	604,372
Ameris Bancorp	1,900	12,312
*Amerisafe, Inc.	2,988	49,690
*AmeriServe Financial, Inc.	100	176
AmTrust Financial Services, Inc.	7,200	87,984
AON Corp.	29,735	1,173,046
*Arch Capital Group, Ltd.	6,970	433,464
*Argo Group International Holdings, Ltd.	4,380	147,168
Arrow Financial Corp.	1,596	44,736
Aspen Insurance Holdings, Ltd.	9,590	238,503
#*Asset Acceptance Capital Corp.	3,597	27,841
Associated Banc-Corp.	15,175	164,497
Assurant, Inc.	12,600	321,552
Assured Guaranty, Ltd.	11,500	160,655
ASTA Funding, Inc.	400	2,564
Astoria Financial Corp.	7,820	75,932
Atlantic Coast Federal Corp.	1,599	3,006
*Avatar Holdings, Inc.	1,000	21,450
Axis Capital Holdings, Ltd.	16,440	467,882
*B of I Holding, Inc.	900	6,345
BancFirst Corp.	1,800	64,494
*Bancorp, Inc. (The)	1,400	10,066
#BancorpSouth, Inc.	9,703	218,317
#BancTrust Financial Group, Inc.	2,903	8,041
Bank Mutual Corp.	6,120	60,221
Bank of America Corp.	616,700	9,120,993
*Bank of Florida Corp.	1,400	4,746
*Bank of Granite Corp.	1,506	3,388
#Bank of Hawaii Corp.	4,500	172,665
Bank of New York Mellon Corp.	117,414	3,210,099
Bank of the Ozarks, Inc.	2,340	59,155
BankFinancial Corp.	2,730	29,074
Banner Corp.	1,200	4,812
#BB&T Corp.	45,678	1,045,113
*Beneficial Mutual Bancorp, Inc.	8,400	75,012
Berkshire Hills Bancorp, Inc.	1,568	35,844
BGC Partners, Inc. Class A	4,100	18,737
#BlackRock, Inc.	11,112	2,117,280
BOK Financial Corp.	7,669	321,254
Boston Private Financial Holdings, Inc.	7,520	34,442
*Broadpoint Gleacher Securities, Inc.	10,695	66,630
Brookline Bancorp, Inc.	6,300	73,395
Brooklyn Federal Bancorp, Inc.	100	1,247
Brown & Brown, Inc.	15,297	293,396
Cadence Financial Corp.	1,530	2,295
Camden National Corp.	900	30,213
Capital City Bank Group, Inc.	1,069	17,061
Capital One Financial Corp.	29,401	902,611
Capital Southwest Corp.	344	28,232
Capitol Federal Financial	9,389	345,797
Cardinal Financial Corp.	3,905	30,420

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
*Cardtronics, Inc.	3,400	$14,314
Cascade Financial Corp.	200	338
Cash America International, Inc.	2,635	70,434
Cathay General Bancorp	2,550	23,256
#*CB Richard Ellis Group, Inc.	25,065	273,208
Center Bancorp, Inc.	1,708	15,389
*Center Financial Corp.	2,200	7,238
Centerstate Banks, Inc.	400	2,796
*Central Jersey Bancorp	1,260	7,169
Charles Schwab Corp. (The)	116,900	2,089,003
Chemical Financial Corp.	3,399	73,860
Chubb Corp.	41,247	1,904,786
Cincinnati Financial Corp.	19,567	472,543
#*CIT Group, Inc.	26,600	23,142
Citigroup, Inc.	164,932	522,834
Citizens Community Bancorp, Inc.	600	3,492
#*Citizens, Inc.	6,415	45,033
City Holding Co.	1,500	48,330
City National Corp.	3,200	126,208
Clifton Savings Bancorp, Inc.	4,183	45,135
CME Group, Inc.	5,000	1,394,150
#CNA Financial Corp.	26,036	443,914
*CNA Surety Corp.	5,500	86,460
CoBiz Financial, Inc.	3,100	13,981
Cohen & Steers, Inc.	4,200	76,734
Columbia Banking System, Inc.	2,213	26,866
Comerica, Inc.	16,300	388,592
Commerce Bancshares, Inc.	7,555	276,966
Community Bank System, Inc.	3,381	61,298
Community Trust Bancorp, Inc.	1,590	43,168
*CompuCredit Holdings Corp.	5,700	17,043
Consolidated-Tokoma Land Co.	681	25,388
*Credit Acceptance Corp.	1,600	42,384
#Cullen Frost Bankers, Inc.	6,720	322,762
CVB Financial Corp.	5,813	43,830
Danvers Bancorp, Inc.	2,535	31,814
Delphi Financial Group, Inc. Class A	4,900	116,767
*Diamond Hill Investment Group, Inc.	293	16,596
Dime Community Bancshares	2,700	32,508
Discover Financial Services	51,300	609,444
#*Dollar Financial Corp.	1,400	21,980
Donegal Group, Inc. Class A	3,297	51,928
#*Doral Financial Corp.	3,300	7,161
Duff & Phelps Corp.	2,200	39,886
East West Bancorp, Inc.	3,446	30,463
Eastern Insurance Holdings, Inc.	1,500	14,310
Eaton Vance Corp.	12,070	345,443
#*eHealth, Inc.	2,800	45,472
EMC Insurance Group, Inc.	1,000	24,190
Employers Holdings, Inc.	3,900	54,288
*Encore Bancshares, Inc.	300	2,424
*Encore Capital Group, Inc.	2,822	34,880
Endurance Specialty Holdings, Ltd.	6,500	216,905
*Enstar Group, Ltd.	1,100	65,835
Enterprise Financial Services Corp.	1,766	19,055
Erie Indemnity Co.	4,600	172,270
ESSA Bancorp, Inc.	2,588	34,860
Evercore Partners, Inc. Class A	1,300	25,571
Everest Re Group, Ltd.	7,400	593,628
F.N.B. Corp.	4,409	34,214
Federal Agriculture Mortgage Corp. Class C	1,781	11,007

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Federated Investors, Inc.	9,062	$234,978
Fidelity National Financial, Inc.	24,299	348,691
*Fidelity Southern Corp.	1,020	2,550
Fifth Third Bancorp	21,000	199,500
Financial Federal Corp.	2,800	56,784
Financial Institutions, Inc.	600	8,856
*First Acceptance Corp.	6,550	17,161
First American Corp.	9,976	294,791
First Bancorp (318672102)	10,100	31,310
First Bancorp (318910106)	1,500	27,315
First Busey Corp.	2,279	14,244
*First Cash Financial Services, Inc.	4,200	78,960
First Citizens BancShares, Inc.	100	14,203
First Commonwealth Financial Corp.	7,969	53,153
First Community Bancshares, Inc.	1,100	14,960
First Defiance Financial Corp.	1,738	26,470
First Financial Bancorp	4,812	41,576
#First Financial Bankshares, Inc.	2,990	157,483
First Financial Corp.	1,700	55,233
First Financial Holdings, Inc.	1,825	26,134
First Financial Northwest, Inc.	3,660	28,402
*First Horizon National Corp.	21,928	281,117
*First Marblehead Corp.	700	1,281
First Merchants Corp.	1,745	13,803
First Mercury Financial Corp.	2,596	37,512
First Midwest Bancorp, Inc.	1,400	11,704
First Niagara Financial Group, Inc.	16,396	215,607
First Place Financial Corp.	1,829	5,066
First Security Group, Inc.	1,628	6,268
First South Bancorp, Inc.	1,785	23,026
FirstMerit Corp.	11,023	205,910
Flagstone Reinsurance Holdings, Ltd.	6,700	67,670
Flushing Financial Corp.	1,928	20,456
FNB United Corp.	237	443
*Forest City Enterprises, Inc. Class A	9,404	67,145
*Forest City Enterprises, Inc. Class B	3,286	23,396
*FPIC Insurance Group, Inc.	1,000	34,350
#Franklin Resources, Inc.	27,480	2,436,926
Fulton Financial Corp.	7,359	49,747
*GAINSCO, Inc.	93	1,200
Gallagher (Arthur J.) & Co.	11,527	263,968
GAMCO Investors, Inc.	767	35,014
Genworth Financial, Inc.	29,000	200,100
#German American Bancorp, Inc.	1,900	34,181
GFI Group, Inc.	12,500	80,625
Glacier Bancorp, Inc.	6,234	97,063
Goldman Sachs Group, Inc.	50,300	8,213,990
Great Southern Bancorp, Inc.	1,583	33,243
*Greene Bancshares, Inc.	700	4,165
Greenhill & Co., Inc.	3,700	278,684
*Greenlight Capital Re, Ltd. Class A	3,500	64,155
*Guaranty Bancorp	507	908
*Hallmark Financial Services, Inc.	2,534	16,623
Hampden Bancorp, Inc.	504	5,368
#Hampton Roads Bankshares, Inc.	1,900	9,785
Hancock Holding Co.	3,400	137,326
Hanover Insurance Group, Inc.	5,130	201,660
Harleysville Group, Inc.	4,195	130,129
Harleysville National Corp.	2,611	14,308
*Harris & Harris Group, Inc.	3,600	23,328
Hartford Financial Services Group, Inc.	29,700	489,753

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
HCC Insurance Holdings, Inc.	14,825	$372,107
Heartland Financial USA, Inc.	2,489	41,915
*Heritage Commerce Corp.	1,741	7,086
*Heritage Financial Corp.	905	11,629
Heritage Financial Group	1,785	16,725
*HFF, Inc.	400	1,852
*Hilltop Holdings, Inc.	8,100	97,200
Home Bancshares, Inc.	2,684	58,404
Home Federal Bancorp, Inc.	2,521	28,714
HopFed Bancorp, Inc.	200	2,284
Horace Mann Educators Corp.	2,800	31,780
Hudson City Bancorp, Inc.	59,632	838,426
#Huntington Bancshares, Inc.	6,600	26,994
IBERIABANK Corp.	1,925	90,167
*Independence Holding Co.	2,500	16,625
Independent Bank Corp.	1,972	42,063
Infinity Property & Casualty Corp.	800	33,232
*Interactive Brokers Group, Inc.	4,380	82,300
#*IntercontinentalExchange, Inc.	7,063	664,346
*International Assets Holding Corp.	815	14,507
International Bancshares Corp.	7,740	102,013
*Intervest Bancshares Corp.	254	810
Invesco, Ltd.	39,968	789,368
*Investment Technology Group, Inc.	3,824	85,466
*Investors Bancorp, Inc.	10,052	99,414
IPC Holdings, Ltd.	6,400	185,216
#Janus Capital Group, Inc.	15,300	208,998
#*Jefferies Group, Inc.	17,253	394,404
JMP Group, Inc.	2,391	21,208
Jones Lang LaSalle, Inc.	3,200	121,472
JPMorgan Chase & Co.	409,432	15,824,547
#*KBW, Inc.	3,585	104,646
Kearny Financial Corp.	11,700	132,093
KeyCorp	48,000	277,440
#K-Fed Bancorp	1,291	12,097
*Knight Capital Group, Inc.	9,475	175,951
Lakeland Bancorp, Inc.	2,835	25,628
Lakeland Financial Corp.	1,700	33,286
Legacy Bancorp, Inc.	1,200	15,972
#Legg Mason, Inc.	10,740	302,224
#*Leucadia National Corp.	22,600	553,700
Life Partners Holdings, Inc.	1,625	35,068
Lincoln National Corp.	3,650	77,343
Loews Corp.	53,656	1,610,753
*Louisiana Bancorp, Inc.	200	2,700
#M&T Bank Corp.	8,986	524,064
#*Macatawa Bank Corp.	4,110	11,344
MainSource Financial Group, Inc.	1,600	10,736
#*Markel Corp.	1,093	344,918
*Market Leader, Inc.	900	1,728
*MarketAxess Holdings, Inc.	3,416	35,731
*Marlin Business Services, Inc.	2,700	18,198
Marsh & McLennan Cos., Inc.	48,087	981,937
Marshall & Ilsley Corp.	12,160	73,446
Max Capital Group, Ltd.	2,600	51,922
MB Financial, Inc.	2,100	28,875
#*MBIA, Inc.	25,900	108,521
MBT Financial Corp.	1,485	3,133
*MCG Capital Corp.	4,800	16,464
Meadowbrook Insurance Group, Inc.	7,513	59,428
Medallion Financial Corp.	3,200	25,120

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Mercer Insurance Group, Inc.	1,116	$20,367
Merchants Bancshares, Inc.	894	22,162
Mercury General Corp.	6,241	218,872
*Meridian Interstate Bancorp, Inc.	2,501	23,059
MetLife, Inc.	74,944	2,544,349
*Metro BanCorp, Inc.	200	3,638
#*MF Global, Ltd.	12,100	77,198
#*MGIC Investment Corp.	11,500	75,900
#MidSouth Bancorp, Inc.	900	15,120
Montpelier Re Holdings, Ltd.	9,900	155,232
Moody’s Corp.	23,770	564,300
Morgan Stanley	110,983	3,163,015
*MSCI, Inc.	8,777	245,317
#*Nara Bancorp, Inc.	106	625
*NASDAQ OMX Group, Inc. (The)	18,830	397,878
*National Financial Partners Corp.	3,900	29,250
National Interstate Corp.	1,900	34,238
National Penn Bancshares, Inc.	3,744	18,645
*Navigators Group, Inc.	2,300	113,413
NBT Bancorp, Inc.	3,984	91,393
*Nelnet, Inc. Class A	2,640	37,726
New England Bancshares, Inc.	1,000	6,140
New Westfield Financial, Inc.	5,000	48,600
#New York Community Bancorp, Inc.	33,635	367,967
NewAlliance Bancshares, Inc.	12,800	156,800
#*NewStar Financial, Inc.	3,503	9,423
Northeast Community Bancorp, Inc.	1,876	14,333
#Northern Trust Corp.	24,300	1,453,383
Northfield Bancorp, Inc.	5,398	64,614
Northrim Bancorp, Inc.	600	8,820
Northwest Bancorp, Inc.	4,671	95,709
NYMAGIC, Inc.	100	1,729
NYSE Euronext, Inc.	23,893	643,916
OceanFirst Financial Corp.	300	3,651
#*Ocwen Financial Corp.	8,900	126,825
Odyssey Re Holdings Corp.	8,500	392,700
#Old National Bancorp	7,836	88,547
Old Republic International Corp.	27,487	284,216
#Old Second Bancorp, Inc.	700	3,542
OneBeacon Insurance Group, Ltd.	2,900	32,770
optionsXpress Holding, Inc.	6,334	114,455
Oriental Financial Group, Inc.	2,300	32,453
*Oritani Financial Corp.	5,647	77,138
Pacific Capital Bancorp	1,191	2,525
*Pacific Mercantile Bancorp	1,425	4,631
#PacWest Bancorp	2,792	44,895
Park National Corp.	1,500	95,625
PartnerRe, Ltd.	7,000	480,130
Patriot National Bancorp	200	600
Peapack-Gladstone Financial Corp.	1,228	23,366
#*Penson Worldwide, Inc.	2,800	32,676
Peoples Bancorp, Inc.	1,397	25,579
*People’s United Financial, Inc.	44,900	729,625
#*PHH Corp.	8,304	152,212
*PICO Holdings, Inc.	1,800	54,594
*Pinnacle Financial Partners, Inc.	2,100	32,760
*Piper Jaffray Companies, Inc.	1,004	46,043
Platinum Underwriters Holdings, Ltd.	5,687	191,936
*PMA Capital Corp. Class A	4,497	26,083
*PMI Group, Inc.	6,810	15,663
PNC Financial Services Group, Inc.	33,318	1,221,438

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Popular, Inc.	3,400	$4,318
#*Portfolio Recovery Associates, Inc.	2,000	92,300
*Preferred Bank	940	3,610
Presidential Life Corp.	3,200	28,608
#Principal Financial Group, Inc.	27,200	644,640
PrivateBancorp, Inc.	2,300	57,109
*ProAssurance Corp.	3,800	192,964
*Progressive Corp.	69,836	1,088,045
Prosperity Bancshares, Inc.	5,500	184,305
Protective Life Corp.	6,000	89,700
Provident Financial Holdings, Inc.	100	760
Provident Financial Services, Inc.	5,262	62,302
Provident New York Bancorp	4,435	43,019
Prudential Financial, Inc.	44,090	1,951,864
QC Holdings, Inc.	2,796	14,875
Radian Group, Inc.	8,700	28,971
#Raymond James Financial, Inc.	10,975	225,207
Regions Financial Corp.	49,980	220,912
Reinsurance Group of America, Inc.	9,137	379,186
#RenaissanceRe Holdings, Ltd.	6,600	331,650
Renasant Corp.	2,422	36,064
Republic Bancorp, Inc. Class A	105	2,532
*Republic First Bancorp, Inc.	1,100	7,777
Resource America, Inc.	2,228	13,390
*Riskmetrics Group, Inc.	5,200	94,848
*Riverview Bancorp, Inc.	1,705	5,814
RLI Corp.	3,030	150,318
Rockville Financial, Inc.	2,463	30,640
Roma Financial Corp.	4,086	52,628
Rome Bancorp, Inc.	497	4,354
S&T Bancorp, Inc.	3,551	48,684
S.Y. Bancorp, Inc.	2,030	49,897
Safety Insurance Group, Inc.	2,200	70,972
Sanders Morris Harris Group, Inc.	3,300	19,239
Sandy Spring Bancorp, Inc.	1,969	31,898
SCBT Financial Corp.	933	23,969
*Seabright Insurance Holdings	2,360	22,939
Seacoast Banking Corp. of Florida	2,800	6,048
SEI Investments Co.	18,378	347,344
Selective Insurance Group, Inc.	5,100	76,194
*SI Financial Group, Inc.	1,500	6,900
#*Signature Bank	3,760	110,845
Simmons First National Corp. Class A	1,872	56,123
#*SLM Corp.	22,268	197,963
Smithtown Bancorp, Inc.	1,563	18,068
Somerset Hills Bancorp	945	7,466
*Southern Community Financial Corp.	900	2,682
Southside Bancshares, Inc.	1,793	40,594
Southwest Bancorp, Inc.	1,600	16,112
*Specialty Underwriters’ Alliance, Inc.	792	5,251
#*St. Joe Co. (The)	8,102	228,152
*StanCorp Financial Group, Inc.	4,400	151,448
State Auto Financial Corp.	4,848	83,822
State Bancorp, Inc.	2,047	18,055
#State Street Corp.	42,908	2,158,272
StellarOne Corp.	2,851	42,024
Sterling Bancorp	1,499	12,097
Sterling Bancshares, Inc.	8,000	64,560
*Sterling Financial Corp.	3,920	10,937
*Stewart Information Services Corp.	900	12,393
*Stifel Financial Corp.	3,747	187,088

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Student Loan Corp.	2,000	$89,900
Suffolk Bancorp	900	26,550
*Sun Bancorp, Inc.	2,137	9,552
#SunTrust Banks, Inc.	23,201	452,420
Susquehanna Bancshares, Inc.	6,230	32,770
#*SVB Financial Group	3,491	123,058
SWS Group, Inc.	1,770	24,355
Synovus Financial Corp.	12,100	42,471
#T. Rowe Price Group, Inc.	27,425	1,281,022
*Taylor Capital Group, Inc.	730	4,979
TCF Financial Corp.	12,396	175,279
#*TD Ameritrade Holding Corp.	56,759	1,052,312
*Tejon Ranch Co.	900	23,796
*Tennessee Commerce Bancorp, Inc.	700	3,325
—#Teton Advisors, Inc.	5	—
*Texas Capital Bancshares, Inc.	4,203	69,812
TFS Financial Corp.	43,020	477,522
*Thomas Weisel Partners Group, Inc.	3,004	12,767
#*TIB Financial Corp.	945	1,975
*TierOne Corp.	400	924
Tompkins Financial Corp.	1,449	64,452
#Torchmark Corp.	8,400	328,104
#Tower Group, Inc.	4,700	117,359
TowneBank	1,400	18,564
*Tradestation Group, Inc.	5,240	39,248
Transatlantic Holdings, Inc.	5,779	273,404
Travelers Companies, Inc. (The)	67,540	2,908,948
*Tree.com, Inc.	721	7,196
TriCo Bancshares	1,628	27,074
TrustCo Bank Corp.	6,000	37,740
#Trustmark Corp.	7,848	156,175
U.S. Bancorp	113,090	2,308,167
UMB Financial Corp.	5,418	226,039
Umpqua Holdings Corp.	6,773	65,698
Union Bankshares Corp.	2,179	33,818
*United America Indemnity, Ltd.	1,553	8,402
#United Bankshares, Inc.	3,800	76,988
*United Community Banks, Inc.	3,498	23,542
*United Community Financial Corp.	1,363	1,867
United Financial Bancorp, Inc.	2,642	35,086
United Fire & Casualty Co.	2,765	46,480
*United PanAm Financial Corp.	473	1,585
#*United Security Bancshares	1,877	8,634
United Western Bancorp, Inc.	304	2,426
Unitrin, Inc.	3,100	40,889
Universal Insurance Holdings, Inc.	3,536	17,680
Univest Corp. of Pennsylvania	1,893	48,972
Unum Group	35,400	664,458
Validus Holdings, Ltd.	7,730	175,471
#Valley National Bancorp	13,011	165,500
ViewPoint Financial Group	2,523	33,127
#*Virginia Commerce Bancorp, Inc.	2,610	8,352
*Virtus Investment Partners, Inc.	205	3,249
W. R. Berkley Corp.	20,530	476,912
Waddell & Reed Financial, Inc.	9,300	263,841
Washington Banking Co.	959	8,650
Washington Federal, Inc.	8,578	119,492
Washington Trust Bancorp, Inc.	1,700	30,872
*Waterstone Financial, Inc.	2,561	13,317
Webster Financial Corp.	3,300	37,323
Wells Fargo & Co.	342,268	8,371,875

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Wesbanco, Inc.	2,565	$42,759
Wesco Financial Corp.	837	255,243
West Bancorporation	2,033	12,035
Westamerica Bancorporation	3,200	167,232
*Western Alliance Bancorp	4,026	27,900
Westwood Holdings Group, Inc.	1,000	39,040
White Mountains Insurance Group, Ltd.	200	51,600
Whitney Holding Corp.	4,100	35,916
Wilmington Trust Corp.	3,700	42,513
Wilshire Bancorp, Inc.	4,528	33,326
#*Wintrust Financial Corp.	2,250	58,837
#*World Acceptance Corp.	2,400	56,928
Yadkin Valley Financial Corp.	671	4,616
Zenith National Insurance Corp.	3,400	81,158
Zions Bancorporation	6,200	84,196
*ZipRealty, Inc.	3,331	10,359

Total Financials		128,821,203

Health Care — (12.2%)
*A.D.A.M., Inc.	575	1,668
#*Abaxis, Inc.	2,563	68,612
Abbott Laboratories	197,235	8,873,603
*ABIOMED, Inc.	2,981	22,507
*Abraxis Bioscience, Inc.	100	3,075
*Accelrys, Inc.	3,112	18,672
#*Accuray, Inc.	5,600	39,256
#*Acorda Therapeutics, Inc.	3,200	80,832
*Adolor Corp.	9,976	17,757
Aetna, Inc.	46,800	1,262,196
*Affymax, Inc.	2,711	51,807
#*Affymetrix, Inc.	8,729	77,164
*Air Methods Corp.	1,457	42,850
*Albany Molecular Research, Inc.	3,400	32,402
*Alexion Pharmaceuticals, Inc.	8,800	387,640
*Alexza Pharmaceuticals, Inc.	1,456	3,844
#*Align Technology, Inc.	8,300	90,553
#*Alkermes, Inc.	8,370	86,378
#Allergan, Inc.	28,070	1,499,780
*Alliance HealthCare Services, Inc.	5,000	24,650
*Allion Healthcare, Inc.	3,300	24,420
#*Allos Therapeutics, Inc.	10,300	83,121
#*Allscripts-Misys Healthcare Solutions, Inc.	16,100	277,403
*Almost Family, Inc.	1,200	38,064
*Alnylam Pharmaceuticals, Inc.	3,400	79,118
*Alphatec Holdings, Inc.	1,800	6,732
*AMAG Pharmaceuticals, Inc.	2,000	90,820
#*Amedisys, Inc.	3,234	144,592
*America Services Group, Inc.	1,200	20,616
*American Caresource Holding, Inc.	400	1,640
*American Dental Partners, Inc.	1,985	25,984
#*American Medical Systems Holdings, Inc.	9,000	137,610
*AMERIGROUP Corp.	6,100	150,548
#AmerisourceBergen Corp.	40,280	794,322
*Amgen, Inc.	109,971	6,852,293
*AMICAS, Inc.	4,500	13,230
#*Amicus Therapeutics, Inc.	999	11,379
*AMN Healthcare Services, Inc.	6,328	46,068
#*Amsurg Corp.	3,550	73,201
#*Amylin Pharmaceuticals, Inc.	12,880	189,465
*Anadys Pharmaceuticals, Inc.	3,300	8,580
Analogic Corp.	1,841	69,792

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*AngioDynamics, Inc.	3,750	$46,800
*Anika Therapeutics, Inc.	1,888	10,950
*Ardea Biosciences, Inc.	1,242	24,194
#*Arena Pharmaceuticals, Inc.	7,261	37,031
*Arqule, Inc.	6,233	38,146
#*Array BioPharma, Inc.	3,100	11,780
*Aspect Medical Systems, Inc.	1,900	11,894
*Assisted Living Concepts, Inc.	915	13,176
#*Athenahealth, Inc.	2,400	88,656
*AtriCure, Inc.	1,383	4,827
*ATS Medical, Inc.	12,306	42,825
*Auxilium Pharmaceuticals, Inc.	3,800	117,534
#Bard (C.R.), Inc.	12,630	929,189
#Baxter International, Inc.	67,165	3,786,091
Beckman Coulter, Inc.	6,500	409,435
Becton Dickinson & Co.	24,000	1,563,600
*BioClinica, Inc.	2,162	8,086
#*BioCryst Pharmaceuticals, Inc.	2,300	21,160
*Biodel, Inc.	3,100	15,283
#*Biogen Idec, Inc.	31,575	1,501,391
#*BioMarin Pharmaceutical, Inc.	8,900	146,049
*BioMimetic Therapeutics, Inc.	2,915	30,230
*Bio-Rad Laboratories, Inc. Class A	2,213	171,375
#*Bio-Reference Laboratories, Inc.	1,400	44,884
*BioSante Pharmaceuticals, Inc.	3,800	6,954
*BioScrip, Inc.	2,900	17,139
*BioSphere Medical, Inc.	2,293	8,645
#*BMP Sunstone Corp.	3,063	15,223
*Boston Scientific Corp.	134,511	1,444,648
*Bovie Medical Corp.	2,540	22,784
Bristol-Myers Squibb Co.	263,850	5,736,099
*Brookdale Senior Living, Inc.	10,600	113,526
*Bruker BioSciences Corp.	13,390	134,703
#*BSD Medical Corp.	2,800	6,048
#*Cadence Pharmaceuticals, Inc.	4,900	59,290
*Cambrex Corp.	3,827	17,528
*Cantel Medical Corp.	2,444	37,858
*Capital Senior Living Corp.	3,849	18,937
*Caraco Pharmaceutical Laboratories, Ltd.	3,597	11,259
*Cardiac Science Corp.	3,085	12,278
Cardinal Health, Inc.	35,534	1,183,282
*Cardiovascular Systems, Inc.	200	2,008
*CAS Medical Systems, Inc.	1,900	3,230
*Catalyst Health Solutions, Inc.	3,800	97,964
*Celera Corp.	9,599	57,594
*Celgene Corp.	44,882	2,556,479
#*Celldex Therapeutics, Inc.	2,100	15,960
*Centene Corp.	4,800	92,688
#*Cephalon, Inc.	8,967	525,915
#*Cepheid, Inc.	4,900	51,793
#*Cerner Corp.	8,500	553,180
#*Charles River Laboratories International, Inc.	6,400	211,648
Chemed Corp.	2,300	101,430
#Cigna Corp.	27,500	781,000
*Clinical Data, Inc.	2,347	34,759
*CombiMatrix Corp.	1,107	7,328
#*Community Health Systems, Inc.	8,800	249,216
Computer Programs & Systems, Inc.	1,556	60,606
*Conceptus, Inc.	3,600	60,444
*CONMED Corp.	2,235	39,291
*Continucare Corp.	6,300	18,396

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Cooper Companies, Inc.	4,865	$133,496
*Corvel Corp.	1,400	34,188
#*Covance, Inc.	6,600	363,990
*Coventry Health Care, Inc.	15,263	351,049
*Cross Country Healthcare, Inc.	1,700	14,195
*CryoLife, Inc.	3,061	15,550
*Cubist Pharmaceuticals, Inc.	7,273	144,515
*Cutera, Inc.	1,850	15,448
*Cyberonics, Inc.	2,300	38,203
*Cynosure, Inc. Class A	1,600	15,456
*Cypress Bioscience, Inc.	3,390	29,968
*Cytokinetics, Inc.	964	2,853
#*DaVita, Inc.	12,570	624,729
#*Dendreon Corp.	11,251	272,387
#DENTSPLY International, Inc.	14,300	476,905
*DepoMed, Inc.	3,900	14,898
#*Dexcom, Inc.	5,000	32,300
*Dialysis Corp. of America	2,100	11,991
*Dionex Corp.	2,150	141,706
*Durect Corp.	7,649	17,593
*Dyax Corp.	9,809	37,176
*Dynacq Healthcare, Inc.	300	969
*Eclipsys Corp.	5,300	96,460
*Edwards Lifesciences Corp.	8,600	562,526
Eli Lilly & Co.	104,575	3,648,622
*Emergency Medical Services Corp. Class A	1,900	74,366
#*Emergent Biosolutions, Inc.	4,079	58,574
*Emergent Group, Inc.	1,300	10,400
#*Emeritus Corp.	3,747	43,653
*Endo Pharmaceuticals Holdings, Inc.	13,481	283,236
—*Endo Pharmaceuticals Solutions	8,600	8,514
*Endologix, Inc.	4,500	21,735
Ensign Group, Inc.	3,000	48,060
#*Enzon Pharmaceuticals, Inc.	4,617	37,536
*eResearch Technology, Inc.	4,700	25,615
#*ev3, Inc.	10,059	123,424
#*Exactech, Inc.	1,400	19,950
#*Exelixis, Inc.	8,700	46,545
#*Express Scripts, Inc.	26,754	1,873,850
*Facet Biotech Corp.	3,443	30,367
*Forest Laboratories, Inc.	29,898	772,265
*Fresenius Kabi Pharmaceuticals Holding, Inc.	17,749	4,260
*Genomic Health, Inc.	2,998	50,546
*Genoptix, Inc.	1,900	59,489
*Gen-Probe, Inc.	5,900	219,008
*Gentiva Health Services, Inc.	3,177	67,607
*Genzyme Corp.	29,168	1,513,528
#*Geron Corp.	9,900	79,398
#*Gilead Sciences, Inc.	114,887	5,621,421
#*Greatbatch, Inc.	2,910	64,136
#*GTx, Inc.	2,703	28,436
*Haemonetics Corp.	3,200	188,832
*Halozyme Therapeutics, Inc.	7,600	53,656
*Hanger Orthopedic Group, Inc.	1,800	24,696
*Hansen Medical, Inc.	1,400	5,768
*Harvard Bioscience, Inc.	4,139	17,218
*Health Grades, Inc.	192	918
*Health Management Associates, Inc.	23,724	143,056
*Health Net, Inc.	10,000	135,300
#*HEALTHSOUTH Corp.	7,722	111,197
*HealthSpring, Inc.	4,800	60,624

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*HealthStream, Inc.	2,809	$10,365
*Healthways, Inc.	3,100	45,694
*Hemispherx Biopharma, Inc.	4,500	9,450
#*Henry Schein, Inc.	11,420	586,760
Hill-Rom Holdings, Inc.	7,105	121,780
*Hi-Tech Pharmacal Co., Inc.	1,129	17,669
#*HLTH Corp.	10,261	150,631
*HMS Holdings Corp.	3,300	126,720
*Hologic, Inc.	28,678	421,280
*Home Diagnostics, Inc.	3,161	21,463
*Hospira, Inc.	15,214	584,674
*Human Genome Sciences, Inc.	1,000	14,300
*Humana, Inc.	17,500	574,875
*ICU Medical, Inc.	1,750	68,127
*Idenix Pharmaceuticals, Inc.	6,900	26,220
*Idera Pharmaceuticals, Inc.	3,193	20,595
#*IDEXX Laboratories, Inc.	5,800	288,956
*Illumina, Inc.	11,746	424,500
*Immucor, Inc.	9,525	158,686
*ImmunoGen, Inc.	6,184	53,739
*Immunomedics, Inc.	4,170	17,264
IMS Health, Inc.	18,090	217,080
#*Incyte Corp.	7,564	39,333
*Infinity Pharmaceuticals, Inc.	3,056	24,692
*Inspire Pharmaceuticals, Inc.	7,300	35,478
*Insulet Corp.	5,800	38,860
#*Integra LifeSciences Holdings Corp.	2,600	82,316
*IntegraMed America, Inc.	1,494	11,339
#*InterMune, Inc.	4,162	63,595
#*Intuitive Surgical, Inc.	3,652	830,173
Invacare Corp.	3,000	61,200
*InVentiv Health, Inc.	2,663	40,850
#*Inverness Medical Innovations, Inc.	10,365	348,782
*IPC The Hospitalist Co.	2,600	72,410
*IRIS International, Inc.	2,045	20,859
#*Isis Pharmaceuticals, Inc.	10,843	198,210
*ISTA Pharmaceuticals, Inc.	2,153	10,722
Johnson & Johnson	316,473	19,270,041
#*Kendle International, Inc.	1,300	15,184
*Kensey Nash Corp.	1,443	41,212
*Kindred Healthcare, Inc.	4,200	58,968
#*Kinetic Concepts, Inc.	5,800	183,396
*King Pharmaceuticals, Inc.	29,940	271,556
*K-V Pharmaceutical Co. Class A	300	690
#*Laboratory Corp. of America Holdings	11,800	792,842
Landauer, Inc.	1,220	81,642
*Lannet Co., Inc.	3,087	27,320
*LCA-Vision, Inc.	3,050	17,507
#*LHC Group, Inc.	2,363	69,354
#*Life Technologies Corp.	20,641	939,785
*LifePoint Hospitals, Inc.	6,445	178,269
*Ligand Pharmaceuticals, Inc. Class B	11,936	33,779
#*Lincare Holdings, Inc.	7,872	206,089
#*Luminex Corp.	4,924	87,007
*Magellan Health Services, Inc.	5,065	163,903
#*MAKO Surgical Corp.	2,300	20,148
#*Mannkind Corp.	2,973	23,814
*Martek Biosciences Corp.	3,448	80,200
#*Masimo Corp.	3,490	85,330
*Matrixx Initiatives, Inc.	1,300	7,332
#*Maxygen, Inc.	3,953	31,584

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
McKesson Corp.	31,010	$1,586,162
*MDRNA, Inc.	4,100	5,904
*Medarex, Inc.	13,768	218,498
*MedAssets, Inc.	6,600	123,288
*MedCath Corp.	1,848	22,287
#*Medco Health Solutions, Inc.	66,460	3,513,076
*Medical Action Industries, Inc.	2,696	33,673
*Medicines Co. (The)	1,500	12,165
#*MediciNova, Inc.	740	4,433
Medicis Pharmaceutical Corp. Class A	4,326	74,061
*Medivation, Inc.	3,240	80,190
*Mednax, Inc.	4,400	203,940
*MEDTOX Scientific, Inc.	377	3,393
Medtronic, Inc.	107,704	3,814,876
#Merck & Co., Inc.	217,914	6,539,599
*Merge Healthcare, Inc.	5,633	21,236
Meridian Bioscience, Inc.	4,275	94,136
*Merit Medical Systems, Inc.	3,211	58,729
*Metabolix, Inc.	1,609	14,899
*Metropolitan Health Networks, Inc.	1,125	2,678
#*Mettler Toledo International, Inc.	3,045	255,963
#*Micromet, Inc.	6,715	43,177
#*Millipore Corp.	7,217	502,303
#*Molecular Insight Pharmaceuticals, Inc.	3,450	21,356
#*Molina Healthcare, Inc.	3,094	69,770
#*Momenta Pharmaceuticals, Inc.	3,101	33,646
*Monogram Biosciences, Inc.	1,500	6,795
*MTS Medication Technologies, Inc.	320	1,779
*MWI Veterinary Supply, Inc.	1,200	46,056
#*Mylan, Inc.	32,725	431,643
*Myriad Genetics, Inc.	12,990	356,186
*Myriad Pharmaceuticals, Inc.	3,247	15,813
*Nabi Biopharmaceuticals	6,490	16,679
*Nanosphere, Inc.	300	2,118
National Healthcare Corp.	1,784	66,454
National Research Corp.	200	5,152
*Natus Medical, Inc.	1,980	26,928
*Nektar Therapeutics	8,118	57,475
*Neogen Corp.	1,950	56,823
*Neurocrine Biosciences, Inc.	2,000	6,380
#*NovaMed, Inc.	3,861	18,571
*Noven Pharmaceuticals, Inc.	2,900	47,792
*NPS Pharmaceuticals, Inc.	5,995	23,321
#*NuVasive, Inc.	3,900	161,421
*NxStage Medical, Inc.	5,192	28,764
*Obagi Medical Products, Inc.	2,655	20,151
*Odyssey Healthcare, Inc.	4,400	51,260
Omnicare, Inc.	13,340	318,426
*Omnicell, Inc.	2,600	32,448
#*Oncothyreon, Inc.	700	3,213
#*Onyx Pharmaceuticals, Inc.	7,300	262,216
*Optimer Pharmaceuticals, Inc.	3,500	49,315
*OraSure Technologies, Inc.	6,438	18,284
*Orexigen Therapeutics, Inc.	4,000	32,720
*Orthovita, Inc.	10,300	67,053
#*OSI Pharmaceuticals, Inc.	6,400	216,256
#*Osiris Therapeutics, Inc.	3,300	40,161
*Osteotech, Inc.	1,415	7,018
Owens & Minor, Inc.	5,000	221,500
*Pain Therapeutics, Inc.	5,300	23,320
*Palomar Medical Technologies, Inc.	1,396	20,856

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Par Pharmaceutical Cos., Inc.	4,600	$74,566
*Parexel International Corp.	5,425	83,925
#*Patterson Companies, Inc.	8,600	218,096
*PDI, Inc.	1,874	9,726
#PDL BioPharma, Inc.	9,116	75,025
*Penwest Pharmaceuticals Co.	1,400	3,836
PerkinElmer, Inc.	12,800	225,664
#Perrigo Co.	11,567	313,928
Pfizer, Inc.	546,785	8,710,285
#Pharmaceutical Products Development Service, Inc.	10,000	207,700
*Pharmasset, Inc.	3,200	49,248
*PharmAthene, Inc.	1,400	3,514
#*PharMerica Corp.	2,600	54,496
*Phase Forward, Inc.	3,793	53,861
#*Poniard Pharmaceuticals, Inc.	3,109	22,416
*Pozen, Inc.	2,100	16,023
*Progenics Pharmaceuticals, Inc.	2,600	14,768
*Prospect Medical Holdings, Inc.	1,283	5,196
*Providence Service Corp.	2,200	23,210
*PSS World Medical, Inc.	6,816	137,751
*Psychiatric Solutions, Inc.	5,300	143,206
*QuADRaMed Corp.	680	4,284
Quality Systems, Inc.	4,100	225,049
Quest Diagnostics, Inc.	24,234	1,323,661
#*Quidel Corp.	3,900	58,227
*Quigley Corp.	1,100	2,404
*Regeneration Technologies, Inc.	5,098	22,584
*Regeneron Pharmaceuticals, Inc.	7,500	160,800
*RehabCare Group, Inc.	2,800	67,368
*Repligen Corp.	3,600	19,332
*Repros Therapeutics, Inc.	2,053	5,194
*Res-Care, Inc.	3,700	57,794
*ResMed, Inc.	8,500	348,500
#*Rigel Pharmaceuticals, Inc.	3,200	26,656
*Rochester Medical Corp.	1,592	20,553
#*Rockwell Medical Technologies, Inc.	1,400	12,572
*Salix Pharmaceuticals, Ltd.	6,200	75,516
*Sangamo BioSciences, Inc.	2,700	15,390
#*Savient Pharmaceuticals, Inc.	4,100	63,919
Schering-Plough Corp.	216,823	5,747,978
#*Seattle Genetics, Inc.	10,820	130,381
*SenoRx, Inc.	800	3,112
#*Sepracor, Inc.	9,900	171,765
#*Sequenom, Inc.	6,679	38,471
*Sirona Dental Systems, Inc.	5,800	150,742
*Skilled Healthcare Group, Inc.	2,400	19,824
*Somanetics Corp.	1,600	22,448
*SonoSite, Inc.	2,400	56,568
*Spectranetics Corp.	4,200	21,798
*Spectrum Pharmaceuticals, Inc.	2,250	15,075
*St. Jude Medical, Inc.	42,866	1,616,477
#*StemCells, Inc.	4,124	6,970
*Stereotaxis, Inc.	2,400	10,848
Steris Corp.	6,600	185,328
*Strategic Diagnostics, Inc.	3,091	3,678
#Stryker Corp.	35,450	1,378,296
*Sucampo Pharmaceuticals, Inc.	900	5,949
*Sun Healthcare Group, Inc.	4,100	39,893
*Sunrise Senior Living, Inc.	100	234
*SuperGen, Inc.	6,937	18,452
#*SurModics, Inc.	1,100	24,596

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Symmetry Medical, Inc.	3,300	$28,248
*Synovis Life Technologies, Inc.	1,397	21,584
*Targacept, Inc.	2,777	29,797
#Techne Corp.	4,233	270,150
Teleflex, Inc.	4,020	192,799
#*Tenet Healthcare Corp.	31,900	126,005
*Theravance, Inc.	6,800	102,680
#*Thermo Fisher Scientific, Inc.	45,696	2,069,115
#*Thoratec Corp.	7,860	197,600
*Tomotherapy, Inc.	6,900	21,804
*TranS1, Inc.	2,100	13,020
*Transcend Services, Inc.	800	11,312
*Transcept Pharmaceuticals, Inc.	133	778
*Triple-S Management Corp.	2,900	49,561
*Trubion Pharmaceuticals, Inc.	100	438
*U.S. Physical Therapy, Inc.	902	14,748
#*United Therapeutics Corp.	2,880	266,746
UnitedHealth Group, Inc.	129,904	3,645,106
*Universal American Corp.	8,200	74,620
#Universal Health Services, Inc.	5,800	322,538
Utah Medical Products, Inc.	276	7,866
#*Valeant Pharmaceuticals International	11,765	303,537
*Vanda Pharmaceuticals, Inc.	1,600	24,320
#*Varian Medical Systems, Inc.	11,800	416,186
*Varian, Inc.	3,300	167,508
*Vascular Solutions, Inc.	2,700	20,763
#*VCA Antech, Inc.	8,100	207,198
#*Vertex Pharmaceuticals, Inc.	19,400	698,594
*Vical, Inc.	2,858	10,203
*ViroPharma, Inc.	4,000	29,480
#*Virtual Radiologic Corp.	1,486	17,356
*Vital Images, Inc.	2,220	29,615
*Vivus, Inc.	5,800	42,978
#*Volcano Corp.	6,070	92,203
*Warner Chilcott, Ltd.	23,690	357,719
#*Waters Corp.	9,400	472,350
*Watson Pharmaceuticals, Inc.	13,740	477,190
*WellCare Health Plans, Inc.	600	13,356
*WellPoint, Inc.	56,621	2,980,529
West Pharmaceutical Services, Inc.	3,695	134,867
#*Wright Medical Group, Inc.	3,195	44,474
Wyeth	142,266	6,622,482
*XenoPort, Inc.	1,700	34,527
Young Innovations, Inc.	1,500	37,980
*Zimmer Holdings, Inc.	24,080	1,122,128
*Zoll Medical Corp.	1,200	22,116
*Zymogenetics, Inc.	5,400	30,240

Total Health Care		157,432,241

Industrials — (9.1%)
*3D Systems Corp.	3,119	22,488
3M Co.	62,323	4,395,018
*A. T. Cross Co. Class A	845	3,659
A.O. Smith Corp.	2,300	89,792
#AAON, Inc.	2,050	40,200
*AAR Corp.	4,715	90,198
#ABM Industries, Inc.	6,078	128,063
*Acacia Research	3,410	26,803
*ACCO Brands Corp.	3,218	14,063
Aceto Corp.	1,500	10,545
#*Actuant Corp.	4,600	59,064

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Acuity Brands, Inc.	3,882	$114,558
Administaff, Inc.	3,000	75,180
*Advisory Board Co. (The)	2,600	66,508
#*Aecom Technology Corp.	10,600	343,440
*AeroVironment, Inc.	1,600	45,504
#*AGCO Corp.	7,800	245,388
Aircastle, Ltd.	11,300	82,038
*AirTran Holdings, Inc.	11,106	80,407
Alamo Group, Inc.	789	10,912
*Alaska Air Group, Inc.	2,416	55,713
Albany International Corp. Class A	2,000	27,480
Alexander & Baldwin, Inc.	3,730	108,991
#*Allegiant Travel Co.	2,900	125,599
#*Alliant Techsystems, Inc.	3,650	287,328
*Allied Defense Group, Inc.	700	2,408
*Amerco, Inc.	2,700	121,176
*American Commercial Lines, Inc.	1,000	15,620
American Ecology Corp.	2,200	35,926
American Railcar Industries, Inc.	2,374	19,680
*American Reprographics Co.	5,000	43,250
American Science & Engineering, Inc.	1,100	76,725
*American Superconductor Corp.	5,154	165,804
American Woodmark Corp.	1,214	28,456
Ameron International Corp.	1,000	74,520
#Ametek, Inc.	10,200	330,072
Ampco-Pittsburgh Corp.	1,064	24,185
*AMR Corp.	11,700	62,595
*APAC Customer Services, Inc.	6,100	30,378
#Apogee Enterprises, Inc.	3,000	43,740
Applied Industrial Technologies, Inc.	4,975	110,047
Applied Signal Technologies, Inc.	2,100	52,500
*Argan, Inc.	1,600	23,680
*Argon ST, Inc.	3,139	59,986
Arkansas Best Corp.	3,000	85,440
*Armstrong World Industries, Inc.	6,000	147,600
#*Astec Industries, Inc.	2,660	71,980
*ATC Technology Corp.	2,100	43,932
*Atlas Air Worldwide Holding, Inc.	2,341	58,431
#Avery Dennison Corp.	9,001	240,597
*Avis Budget Group, Inc.	1,900	16,245
*Axsys Technologies, Inc.	1,500	80,505
*AZZ, Inc.	1,630	63,162
B.F. Goodrich Co.	13,100	672,816
Badger Meter, Inc.	1,600	58,960
*Baker (Michael) Corp.	1,199	51,137
Baldor Electric Co.	5,200	133,952
Barnes Group, Inc.	5,809	81,733
Barrett Business Services, Inc.	1,861	18,573
#*BE Aerospace, Inc.	9,300	150,288
#*Beacon Roofing Supply, Inc.	5,790	97,098
Belden, Inc.	4,700	82,438
*Blount International, Inc.	5,248	48,806
*BlueLinx Holdings, Inc.	3,154	12,584
Boeing Co.	70,750	3,035,882
*Bowne & Co., Inc.	2,923	23,473
Brady Co. Class A	6,190	182,048
Briggs & Stratton Corp.	4,900	84,133
Brink’s Co. (The)	6,700	181,905
*BTU International, Inc.	600	3,678
Bucyrus International, Inc.	4,800	141,504
*Builders FirstSource, Inc.	357	2,092

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
Burlington Northern Santa Fe Corp.	37,970	$2,984,062
#*C&D Technologies, Inc.	2,200	4,400
#C.H. Robinson Worldwide, Inc.	20,700	1,128,771
Carlisle Companies, Inc.	6,900	216,246
Cascade Corp.	1,095	26,773
*Casella Waste Systems, Inc. Class A	925	2,553
#Caterpillar, Inc.	61,309	2,701,275
#*CBIZ, Inc.	8,700	56,898
CDI Corp.	2,400	30,480
*Celadon Group, Inc.	3,569	33,013
*Cenveo, Inc.	4,900	23,667
*Ceradyne, Inc.	3,475	62,724
*Chart Industries, Inc.	3,900	75,114
*Chase Corp.	1,500	17,430
#Cintas Corp.	12,530	315,505
CIRCOR International, Inc.	1,580	36,435
CLAROC, Inc.	5,878	194,621
#*Clean Harbors, Inc.	2,500	130,425
*Columbus McKinnon Corp.	2,000	28,940
Comfort Systems USA, Inc.	5,229	61,598
*Command Security Corp.	1,831	6,079
*COMSYS IT Partners, Inc.	1,740	12,180
*Consolidated Graphics, Inc.	700	12,810
#*Continental Airlines, Inc.	12,898	144,071
Con-way, Inc.	3,023	137,698
#Cooper Industries, Ltd.	14,381	473,854
#*Copart, Inc.	10,712	378,241
*Cornell Companies, Inc.	1,700	29,121
Corporate Executive Board Co.	2,488	46,725
#*Corrections Corp. of America	13,839	238,861
#*CoStar Group, Inc.	2,156	79,190
Courier Corp.	1,460	24,148
#*Covanta Holding Corp.	18,435	311,367
*Covenant Transport Group Class A	100	466
*CPI Aerostructures, Inc.	541	3,847
*CRA International, Inc.	1,100	29,623
Crane Co.	5,100	108,222
CSX Corp.	46,100	1,849,532
Cubic Corp.	3,726	145,910
Cummins, Inc.	20,900	898,909
Curtiss-Wright Corp.	4,800	158,544
#Danaher Corp.	33,360	2,042,966
Deere & Co.	43,291	1,893,548
*Delta Air Lines, Inc.	60,250	417,533
Deluxe Corp.	5,100	79,815
Diamond Management & Technology Consultants, Inc.	2,700	14,472
#*Dollar Thrifty Automotive Group, Inc.	1,800	29,790
#Donaldson Co., Inc.	7,600	288,876
Dover Corp.	20,980	713,530
Ducommun, Inc.	1,500	25,920
Dun & Bradstreet Corp. (The)	6,620	476,574
*DXP Enterprises, Inc.	1,800	18,252
*Dycom Industries, Inc.	3,734	47,534
*Dynamex, Inc.	890	13,857
Dynamic Materials Corp.	900	14,733
*DynCorp International, Inc. Class A	6,480	131,609
Eastern Co.	600	10,704
Eaton Corp.	17,720	920,022
*EMCOR Group, Inc.	8,400	202,608
#Emerson Electric Co.	79,140	2,879,113
Encore Wire Corp.	2,625	56,936

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Ener1, Inc.	12,646	$80,681
#*Energy Conversion Devices, Inc.	3,300	46,992
EnergySolutions, Inc.	10,900	93,849
*EnerNOC, Inc.	1,700	52,156
*EnerSys	5,700	112,803
Ennis, Inc.	3,000	44,190
*EnPro Industries, Inc.	1,500	26,730
Equifax, Inc.	14,267	371,655
#*ESCO Technologies, Inc.	3,386	139,131
*Esterline Technologies Corp.	5,060	143,856
#*Evergreen Solar, Inc.	7,622	16,006
Expeditors International of Washington, Inc.	20,936	710,358
*Exponent, Inc.	1,900	49,039
Fastenal Co.	18,000	640,260
Federal Signal Corp.	5,637	49,944
FedEx Corp.	31,043	2,105,957
*First Advantage Corp.	700	11,382
#*First Solar, Inc.	6,000	926,340
*Flanders Corp.	3,983	25,451
Flowserve Corp.	6,000	484,620
#Fluor Corp.	19,136	1,010,381
Forward Air Corp.	3,046	70,454
Franklin Electric Co., Inc.	2,922	94,673
Freightcar America, Inc.	1,200	23,976
#*FTI Consulting, Inc.	5,469	297,678
*Fuel Tech, Inc.	1,700	15,232
*FuelCell Energy, Inc.	5,374	21,550
*Furmanite Corp.	2,500	11,375
G & K Services, Inc. Class A	1,900	43,168
*Gardner Denver Machinery, Inc.	6,000	175,140
GATX Corp.	4,600	116,012
#*Genco Shipping & Trading, Ltd.	2,800	66,948
*Gencor Industries, Inc.	400	2,724
*GenCorp, Inc.	8,470	22,022
*General Cable Corp.	4,500	174,465
General Dynamics Corp.	41,859	2,318,570
General Electric Co.	687,403	9,211,200
#*Genesee & Wyoming, Inc.	3,920	106,977
*GEO Group, Inc. (The)	5,545	99,699
#*GeoEye, Inc.	2,526	62,645
*Gibraltar Industries, Inc.	3,140	24,398
Gorman-Rupp Co. (The)	1,563	34,902
*GP Strategies Corp.	1,842	12,783
Graco, Inc.	4,525	111,948
#*Graftech International, Ltd.	11,300	155,149
Graham Corp.	1,800	24,624
Granite Construction, Inc.	4,300	145,684
Great Lakes Dredge & Dock Corp.	6,976	40,391
*Greenbrier Companies, Inc.	1,200	12,588
*Griffon Corp.	5,806	55,970
*H&E Equipment Services, Inc.	3,900	41,496
Hardinge, Inc.	700	2,758
Harsco Corp.	8,788	241,758
*Hawaiian Holdings, Inc.	6,792	43,401
Healthcare Services Group, Inc.	5,270	98,391
Heartland Express, Inc.	10,719	165,073
*HEICO Corp.	1,300	48,009
*HEICO Corp. Class A	2,025	57,267
Heidrick & Struggles International, Inc.	1,861	38,132
Herman Miller, Inc.	5,553	92,235
#*Hertz Global Holdings, Inc.	25,400	239,776

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Hexcel Corp.	8,870	$90,563
*Hill International, Inc.	4,200	19,572
*Hi-Shear Technology Corp.	1,200	13,200
HNI Corp.	3,473	77,378
*Hoku Scientific, Inc.	1,382	2,833
Honeywell International, Inc.	76,530	2,655,591
Horizon Lines, Inc. Class A	2,800	14,028
Houston Wire & Cable Co.	2,097	22,543
*Hub Group, Inc. Class A	3,214	69,069
#Hubbell, Inc. Class B	5,742	214,291
*Hurco Companies, Inc.	883	17,236
#*Huron Consulting Group, Inc.	1,650	73,178
*ICF International, Inc.	1,750	45,325
*ICT Group, Inc.	3,400	35,088
IDEX Corp.	8,975	244,838
#*IHS, Inc.	6,800	339,592
#*II-VI, Inc.	3,748	89,915
Illinois Tool Works, Inc.	51,898	2,104,464
#Ingersoll-Rand P.L.C.	23,720	685,034
*InnerWorkings, Inc.	5,800	29,986
*Innovative Solutions & Support, Inc.	3,312	11,890
*Insituform Technologies, Inc. Class A	4,000	73,600
Insteel Industries, Inc.	2,000	20,380
#*Integrated Electrical Services, Inc.	1,807	16,534
Interface, Inc. Class A	5,100	35,394
*Interline Brands, Inc.	5,039	85,310
International Shipholding Corp.	933	27,066
*Intersections, Inc.	2,400	11,520
*Iron Mountain, Inc.	24,378	712,081
#ITT Industries, Inc.	20,200	997,880
J.B. Hunt Transport Services, Inc.	12,500	349,375
*Jacobs Engineering Group, Inc.	12,800	524,544
#*JetBlue Airways Corp.	23,800	121,618
John Bean Technologies Corp.	3,100	42,966
Joy Global, Inc.	10,025	372,730
*Kadant, Inc.	900	9,999
Kaman Corp. Class A	1,816	34,831
*Kansas City Southern	9,500	192,945
#Kaydon Corp.	3,790	123,819
KBR, Inc.	21,864	463,298
*Kelly Services, Inc. Class A	2,711	31,881
Kennametal, Inc.	7,000	149,240
*Key Technology, Inc.	844	9,174
*Kforce, Inc.	4,567	44,483
Kimball International, Inc. Class B	2,500	17,000
*Kirby Corp.	5,750	212,808
#Knight Transportation, Inc.	10,416	188,946
Knoll, Inc.	3,400	33,286
*Korn/Ferry International	5,170	71,915
*K-Tron International, Inc.	315	27,714
L-3 Communications Holdings, Inc.	13,330	1,006,415
*LaBarge, Inc.	1,598	16,891
*Ladish Co., Inc.	2,000	22,000
Landstar System, Inc.	6,310	231,451
*Layne Christensen Co.	1,700	40,341
*LECG Corp.	2,849	10,484
#Lennox International, Inc.	7,200	250,920
#Lincoln Electric Holdings, Inc.	5,100	216,138
Lindsay Corp.	1,000	35,470
*LMI Aerospace, Inc.	2,000	18,200
#Lockheed Martin Corp.	40,600	3,035,256

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
LSI Industries, Inc.	2,400	$15,576
*Lydall, Inc.	600	1,950
*M&F Worldwide Corp.	2,000	39,780
#Manitowoc Co., Inc. (The)	9,600	59,328
Manpower, Inc.	10,127	485,590
*Marten Transport, Ltd.	3,337	58,865
Masco Corp.	20,368	283,726
*Mastec, Inc.	8,658	89,610
*McDermott International, Inc.	15,820	309,123
McGrath Rentcorp	2,686	51,625
*Metalico, Inc.	3,700	16,798
Met-Pro Corp.	1,935	20,588
*MFRI, Inc.	1,091	6,546
*Microvision, Inc.	6,200	21,452
*Middleby Corp.	2,000	97,800
*Miller Industries, Inc.	1,376	12,150
Mine Safety Appliances Co.	3,895	109,411
*Mobile Mini, Inc.	4,138	66,953
#*Monster Worldwide, Inc.	12,900	168,087
*Moog, Inc. Class A	3,995	107,705
*MPS Group, Inc.	10,600	91,690
MSC Industrial Direct Co., Inc. Class A	4,867	190,981
Mueller Industries, Inc.	4,400	104,544
Mueller Water Products, Inc.	9,010	34,779
Multi-Color Corp.	1,486	23,211
NACCO Industries, Inc. Class A	533	22,434
National Technical Systems, Inc.	1,200	5,250
*Navigant Consulting, Inc.	4,323	51,444
*Navistar International Corp.	6,060	239,612
#*NCI Building Systems, Inc.	1,788	7,045
Nordson Corp.	3,485	156,476
Norfolk Southern Corp.	43,027	1,860,918
*North America Galvanizing & Coatings, Inc.	2,666	13,330
Northrop Grumman Corp.	34,328	1,530,342
*Northwest Pipe Co.	1,100	38,258
*Ocean Power Technologies, Inc.	300	1,422
*Old Dominion Freight Line, Inc.	4,500	160,335
*Omega Flex, Inc.	1,444	23,624
*On Assignment, Inc.	4,296	18,172
*Orbital Sciences Corp.	6,400	86,656
*Orion Marine Group, Inc.	1,900	42,484
*Oshkosh Truck Corp. Class B	8,600	236,070
Otter Tail Corp.	2,201	51,305
*Owens Corning, Inc.	7,215	132,612
*P.A.M. Transportation Services, Inc.	492	3,390
Paccar, Inc.	38,814	1,344,905
Pall Corp.	12,600	379,008
#Parker Hannifin Corp.	19,540	865,231
*Park-Ohio Holdings Corp.	1,300	8,112
Pentair, Inc.	10,700	292,324
*Pike Electric Corp.	3,998	42,099
Pitney Bowes, Inc.	15,238	314,665
*PMFG, Inc.	400	4,492
*Polypore International, Inc.	5,100	62,985
Portec Rail Products, Inc.	1,021	10,261
*Powell Industries, Inc.	1,300	46,345
*PowerSecure International, Inc.	1,800	10,890
Precision Castparts Corp.	14,308	1,141,921
*PRG-Schultz International, Inc.	600	2,280
#*Protection One, Inc.	3,276	11,171
#*Quanta Services, Inc.	19,413	452,517

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Quixote Corp.	1,000	$2,430
R. R. Donnelley & Sons Co.	12,080	167,912
Raven Industries, Inc.	1,804	51,775
#Raytheon Co.	44,675	2,097,491
*RBC Bearings, Inc.	1,040	24,648
#Regal-Beloit Corp.	3,564	165,227
*Republic Airways Holdings, Inc.	1,900	9,728
Republic Services, Inc.	38,124	1,014,098
*Resources Connection, Inc.	3,900	58,890
Robbins & Myers, Inc.	3,100	64,883
Robert Half International, Inc.	15,855	393,045
Rockwell Automation, Inc.	15,350	635,644
Rockwell Collins, Inc.	15,100	637,220
Rollins, Inc.	13,320	244,156
Roper Industries, Inc.	10,700	511,674
*RSC Holdings, Inc.	12,300	97,047
*Rush Enterprises, Inc. Class A	3,300	43,230
Ryder System, Inc.	3,600	126,468
*Saia, Inc.	1,550	27,993
Schawk, Inc.	2,653	19,208
#*School Specialty, Inc.	1,749	39,125
*Shaw Group, Inc.	10,200	300,288
*SIFCO Industries, Inc.	100	1,030
#Simpson Manufacturing Co., Inc.	4,779	135,724
SkyWest, Inc.	4,800	60,864
*SL Industries, Inc.	856	5,350
Southwest Airlines Co.	30,047	235,869
*Sparton Corp.	400	1,160
*Spire Corp.	1,300	7,098
#*Spirit AeroSystems Holdings, Inc. Class A	10,200	132,702
SPX Corp.	5,600	295,792
*Standard Parking Corp.	2,200	37,158
Standex International Corp.	1,920	24,058
*Stanley, Inc.	4,600	141,404
Steelcase, Inc. Class A	4,600	33,672
#*Stericycle, Inc.	10,400	532,480
*Sterling Construction Co., Inc.	1,200	19,116
Sun Hydraulics, Inc.	1,690	29,710
*SunPower Corp.	2,484	67,813
#*SunPower Corp. Class A	600	19,320
Superior Uniform Group, Inc.	162	1,345
*Sykes Enterprises, Inc.	5,200	103,480
*Taser International, Inc.	5,800	30,392
*Team, Inc.	1,100	16,016
*Tecumseh Products Co. Class A	900	7,362
*Teledyne Technologies, Inc.	3,500	114,555
Tennant Co.	2,300	50,462
#*Terex Corp.	9,500	144,210
#*Tetra Tech, Inc.	5,900	177,708
Textainer Group Holdings, Ltd.	3,800	45,676
*Thomas & Betts Corp.	6,740	179,554
Timken Co.	10,020	204,208
Titan International, Inc.	3,875	28,830
*Titan Machinery, Inc.	2,100	26,103
Todd Shipyards Corp.	700	11,690
#Toro Co.	3,240	112,298
*Trailer Bridge, Inc.	1,126	4,712
*TransDigm Group, Inc.	5,100	195,279
*TRC Companies, Inc.	3,000	13,440
Tredegar Industries, Inc.	4,260	62,366
*Trex Co., Inc.	1,800	29,430

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*TriMas Corp.	2,500	$10,850
Trinity Industries, Inc.	8,400	117,264
Triumph Group, Inc.	2,400	95,856
#*TrueBlue, Inc.	4,532	57,556
*Tutor Perini Corp.	5,554	102,471
Twin Disc, Inc.	1,800	15,876
Tyco International, Ltd.	32,324	976,831
*U.S. Home Systems, Inc.	1,400	3,654
#*UAL Corp.	11,900	49,028
*Ultralife Corp.	2,100	13,482
Union Pacific Corp.	58,246	3,350,310
#United Parcel Service, Inc.	69,350	3,726,176
*United Rentals, Inc.	6,800	50,796
*United Stationers, Inc.	2,686	124,684
United Technologies Corp.	100,874	5,494,607
Universal Forest Products, Inc.	2,553	113,966
Universal Truckload Services, Inc.	2,099	33,857
*URS Corp.	11,040	558,624
#*US Airways Group, Inc.	5,483	16,065
*USA Truck, Inc.	1,545	22,263
*USG Corp.	9,900	139,986
*UTI Worldwide, Inc.	8,800	111,056
Valmont Industries, Inc.	2,600	186,732
*Versar, Inc.	1,500	5,925
Viad Corp.	1,350	23,922
*Vicor Corp.	3,235	25,524
Virco Manufacturing Corp.	1,718	5,412
*Volt Information Sciences, Inc.	2,100	16,716
VSE Corp.	800	23,688
W.W. Grainger, Inc.	9,500	854,145
Wabtec Corp.	4,860	163,539
*Waste Connections, Inc.	10,383	292,904
Waste Management, Inc.	50,460	1,418,431
*Waste Services, Inc.	5,100	24,378
Watsco, Inc. Class A	2,900	152,134
Watson Wyatt Worldwide, Inc.	4,950	184,833
Watts Water Technologies, Inc.	3,070	80,864
*WCA Waste Corp.	2,800	12,264
Werner Enterprises, Inc.	9,092	164,202
*WESCO International, Inc.	4,462	110,167
*Willis Lease Finance Corp.	400	5,780
Woodward Governor Co.	6,000	117,840

Total Industrials		117,008,465

Information Technology — (16.2%)
*3Com Corp.	44,000	165,880
*3PAR, Inc.	6,700	64,253
#*Accenture, Ltd. Class A	48,800	1,711,416
*ACI Worldwide, Inc.	3,900	58,773
*Acme Packet, Inc.	6,500	65,260
*Actel Corp.	2,800	31,192
*ActivIdentity Corp.	6,106	15,387
#*Activision Blizzard, Inc.	137,416	1,573,413
*Actuate Corp.	8,100	42,363
*Acxiom Corp.	11,819	114,053
*Adaptec, Inc.	10,595	28,183
*ADDvantage Technologies Group, Inc.	400	780
#*Adobe Systems, Inc.	51,158	1,658,542
Adtran, Inc.	7,300	176,368
*Advanced Analogic Technologies, Inc.	6,028	29,055
#*Advanced Energy Industries, Inc.	6,198	74,562

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Advanced Micro Devices, Inc.	58,748	$215,018
*Advent Software, Inc.	3,600	131,220
*Affiliated Computer Services, Inc. Class A	12,282	582,290
*Agilent Technologies, Inc.	36,500	847,530
Agilysys, Inc.	2,000	9,420
*Airvana, Inc.	8,600	53,406
#*Akamai Technologies, Inc.	25,100	412,644
#*Alliance Data Systems Corp.	6,600	336,600
Altera Corp.	33,910	633,778
*Amdocs, Ltd.	22,770	544,658
American Software, Inc. Class A	2,776	17,794
#*Amkor Technology, Inc.	13,000	81,380
Amphenol Corp.	17,400	580,290
*Anadigics, Inc.	8,617	35,674
#Analog Devices, Inc.	30,600	837,522
*Anaren, Inc.	2,000	35,960
#*Anixter International, Inc.	4,320	147,830
#*Ansys, Inc.	9,480	296,345
*Apple, Inc.	87,960	14,371,784
Applied Materials, Inc.	138,879	1,916,530
*Applied Micro Circuits Corp.	8,159	70,575
*ArcSight, Inc.	3,300	62,601
#*Ariba, Inc.	8,600	90,386
*Arris Group, Inc.	17,900	218,022
*Arrow Electronics, Inc.	15,300	394,281
*Art Technology Group, Inc.	9,440	35,778
*Aruba Networks, Inc.	8,900	79,032
#*Atheros Communications	6,451	161,275
*Atmel Corp.	49,043	204,509
#*ATMI, Inc.	4,222	76,798
#*Autodesk, Inc.	19,900	434,019
#Automatic Data Processing, Inc.	60,147	2,240,476
*Avid Technology, Inc.	3,971	48,645
*Avnet, Inc.	19,883	485,145
#*Avocent Corp.	4,754	73,735
AVX Corp.	22,475	247,000
*Aware, Inc.	2,752	7,706
*Bankrate, Inc.	1,700	48,790
Bel Fuse, Inc. Class B	1,398	25,695
*Benchmark Electronics, Inc.	7,392	116,794
*BigBand Networks, Inc.	6,604	36,256
Black Box Corp.	2,154	59,170
Blackbaud, Inc.	3,996	74,725
#*Blackboard, Inc.	2,900	98,513
*Blue Coat Systems, Inc.	3,000	56,070
*BMC Software, Inc.	19,695	670,221
*Bottomline Technologies, Inc.	2,019	20,654
*Brightpoint, Inc.	7,278	43,231
*Broadcom Corp.	42,350	1,195,540
BroADRidge Financial Solutions, Inc.	16,930	292,381
*Brocade Communications Systems, Inc.	40,529	318,558
*Brooks Automation, Inc.	4,641	27,521
CA, Inc.	53,730	1,135,852
*Cabot Microelectronics Corp.	2,700	91,584
#*CACI International, Inc. Class A	3,035	140,217
#*Cadence Design Systems, Inc.	20,200	119,180
*California Micro Devices Corp.	1,797	5,750
*Callidus Software, Inc.	3,480	8,874
*Cascade Microtech, Inc.	1,242	4,993
Cass Information Systems, Inc.	1,300	45,032
*Cavium Networks, Inc.	3,724	70,272

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*CEVA, Inc.	2,500	$21,925
*Checkpoint Systems, Inc.	3,785	65,594
*Chordiant Software, Inc.	4,958	19,485
*Ciber, Inc.	1,500	4,965
#*Ciena Corp.	9,843	109,848
*Cirrus Logic, Inc.	7,908	42,545
*Cisco Systems, Inc.	612,100	13,472,321
*Citrix Systems, Inc.	19,750	703,100
*Cogent, Inc.	13,060	148,884
Cognex Corp.	3,680	60,720
#*Cognizant Technology Solutions Corp.	26,690	789,757
Cohu, Inc.	1,500	18,195
#*CommScope, Inc.	6,100	156,160
Communications Systems, Inc.	1,155	13,802
*CommVault Systems, Inc.	4,405	76,691
*Computer Sciences Corp.	17,900	862,243
#*Compuware Corp.	25,329	185,662
*ComScore, Inc.	3,175	48,324
#*Comtech Telecommunications Corp.	2,516	80,185
*Comverge, Inc.	2,600	34,216
*Concur Technologies, Inc.	5,550	191,420
*Constant Contact, Inc.	2,570	58,108
*Convergys Corp.	13,000	139,230
Corning, Inc.	148,624	2,526,608
*CPI International, Inc.	2,100	20,055
*Cray, Inc.	3,050	24,766
#*Cree, Inc.	10,580	339,195
*CSG Systems International, Inc.	3,600	60,048
CTS Corp.	800	6,744
*CyberOptics Corp.	1,199	8,033
#*CyberSource Corp.	7,888	136,778
*Cymer, Inc.	4,380	149,840
*Cypress Semiconductor Corp.	16,538	175,634
Daktronics, Inc.	3,790	31,760
*Datalink Corp.	2,266	6,911
*DDi Corp.	2,858	13,718
*DealerTrack Holdings, Inc.	7,590	150,510
#*Dell, Inc.	59,221	792,377
*Deltek, Inc.	5,000	31,050
*DemandTec, Inc.	2,562	22,827
*DG FastChannel, Inc.	2,800	58,772
*Dice Holdings, Inc.	3,600	16,920
Diebold, Inc.	5,900	163,548
*Digi International, Inc.	3,200	32,672
*Digimarc Corp.	922	12,816
*Digital River, Inc.	4,700	166,145
#*Diodes, Inc.	3,050	56,303
*DivX, Inc.	3,993	23,279
*Dolby Laboratories, Inc.	5,760	239,789
*Double-Take Software, Inc.	1,500	13,050
*DSP Group, Inc.	3,685	32,096
*DST Systems, Inc.	5,200	230,516
*DTS, Inc.	2,000	54,940
*Dynamics Research Corp.	1,200	14,784
#*EarthLink, Inc.	13,400	113,230
#*eBay, Inc.	105,240	2,236,350
#*Ebix, Inc.	1,607	66,658
*Echelon Corp.	4,566	38,720
*Echostar Holding Corp.	4,501	66,345
*Edgewater Technology, Inc.	1,300	3,445
Electro Rent Corp.	2,590	24,657

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Electro Scientific Industries, Inc.	1,924	$25,204
*Electronic Arts, Inc.	15,503	332,849
*Electronics for Imaging, Inc.	5,985	68,229
*eLoyalty Corp.	1,000	9,060
*EMC Corp.	222,763	3,354,811
*EMS Technologies, Inc.	2,678	58,916
*Emulex Corp.	5,100	46,563
#*Epicor Software Corp.	9,000	54,720
#*EPIQ Systems, Inc.	5,558	89,206
*ePlus, Inc.	1,000	16,370
#*Equinix, Inc.	4,030	329,372
*Euronet Worldwide, Inc.	5,430	114,247
*Exar Corp.	100	703
*ExlService Holdings, Inc.	2,510	32,580
*F5 Networks, Inc.	9,450	350,784
FactSet Research Systems, Inc.	4,950	280,665
Fair Isaac Corp.	5,166	99,136
*Fairchild Semiconductor Corp. Class A	12,759	112,662
*FalconStor Software, Inc.	5,118	27,381
*Faro Technologies, Inc.	2,400	42,480
#*FEI Co.	5,630	137,935
Fidelity National Information Services, Inc.	25,126	588,451
#*Fiserv, Inc.	16,500	782,265
#*FLIR Systems, Inc.	16,200	348,138
*FormFactor, Inc.	7,600	175,180
*Forrester Research, Inc.	2,750	62,068
*Frequency Electronics, Inc.	798	2,793
*Gartner Group, Inc.	12,000	205,200
*Gerber Scientific, Inc.	2,901	9,080
*Global Cash Access, Inc.	9,450	85,050
Global Payments, Inc.	9,801	414,582
#*Globecomm Systems, Inc.	2,474	19,644
*Google, Inc.	23,437	10,383,763
*GSE Systems, Inc.	1,745	13,698
#*GSI Commerce, Inc.	6,646	121,223
*GSI Technology, Inc.	3,200	12,672
*GTSI Corp.	200	1,272
*Hackett Group, Inc.	5,500	16,720
*Harmonic, Inc.	13,000	90,090
Harris Corp.	12,440	389,496
*Harris Stratex Networks, Inc. Class A	6,179	42,882
Heartland Payment Systems, Inc.	456	4,861
#*Hewitt Associates, Inc. Class A	10,036	300,377
#Hewlett-Packard Co.	271,400	11,751,620
*Hittite Microwave Corp.	2,787	97,879
*I.D. Systems, Inc.	2,203	8,085
*i2 Technologies, Inc.	2,400	32,304
*IAC/InterActiveCorp	17,700	325,857
*ICx Technologies, Inc.	2,581	12,982
*iGATE Corp.	5,402	39,164
*Imation Corp.	2,640	23,971
Imergent, Inc.	1,526	10,667
*Immersion Corp.	3,300	13,926
*Infinera Corp.	10,000	67,700
*infoGROUP, Inc.	6,344	38,191
#*Informatica Corp.	9,800	180,222
*InfoSpace, Inc.	2,980	21,814
*Ingram Micro, Inc.	20,270	340,941
*Innodata Isogen, Inc.	4,054	21,648
*Insight Enterprises, Inc.	4,020	41,406
#*Integral Systems, Inc.	2,600	18,668

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Integrated Device Technology, Inc.	18,100	$122,537
*Integrated Silicon Solution, Inc.	3,810	12,002
Intel Corp.	550,070	10,588,848
*Intellon Corp.	4,200	19,320
*Interactive Intelligence, Inc.	1,900	30,704
*InterDigital, Inc.	5,300	156,933
*Intermec, Inc.	4,663	63,603
*Internap Network Services Corp.	4,500	13,680
International Business Machines Corp.	143,487	16,921,422
#*International Rectifier Corp.	8,100	134,136
*Internet Brands, Inc.	5,000	37,550
*Internet Capital Group, Inc.	3,900	29,133
*Interphase Corp.	590	2,944
Intersil Corp.	10,040	144,275
*Intevac, Inc.	2,384	27,440
*IntriCon Corp.	800	2,080
*Intuit, Inc.	40,730	1,209,681
*IPG Photonics Corp.	3,900	41,847
*Isilon Systems, Inc.	5,504	28,676
*Iteris, Inc.	2,400	2,952
#*Itron, Inc.	4,100	213,897
#*Ixia	5,379	40,558
*IXYS Corp.	3,900	30,147
#*j2 Global Communications, Inc.	5,283	126,739
Jabil Circuit, Inc.	21,112	193,386
Jack Henry & Associates, Inc.	8,590	184,427
*JDA Software Group, Inc.	4,349	89,633
*JDS Uniphase Corp.	17,100	100,206
#*Juniper Networks, Inc.	54,080	1,413,110
Keithley Instruments, Inc.	578	3,219
*Keynote Systems, Inc.	2,200	22,132
#KLA-Tencor Corp.	20,080	640,150
*Knot, Inc. (The)	4,484	39,190
*Kopin Corp.	8,696	34,523
*Kulicke & Soffa Industries, Inc.	4,600	27,002
*KVH Industries, Inc.	2,000	16,260
#*L-1 Identity Solutions, Inc.	8,600	67,682
#*Lam Research Corp.	13,400	402,804
*LaserCard Corp.	1,299	10,002
*Lattice Semiconductor Corp.	8,400	18,564
*Lawson Software, Inc.	17,502	103,962
Lender Processing Services, Inc.	10,111	345,594
*Lexmark International, Inc.	6,234	90,268
*Limelight Networks, Inc.	11,900	47,124
Linear Technology Corp.	21,600	580,392
*Liquidity Services, Inc.	2,738	31,432
*Littlefuse, Inc.	1,700	39,780
*LoJack Corp.	2,400	9,792
#*LoopNet, Inc.	2,156	17,248
*Loral Space & Communications, Inc.	2,374	49,688
#*LSI Corp.	64,644	334,856
#*Manhattan Associates, Inc.	2,194	40,589
*ManTech International Corp. Class A	2,440	130,052
Marchex, Inc. Class B	2,983	13,066
#MasterCard, Inc. Class A	11,440	2,219,703
Maxim Integrated Products, Inc.	15,060	266,863
Maximus, Inc.	1,900	80,978
*Maxwell Technologies, Inc.	2,670	37,807
*McAfee, Inc.	17,828	794,772
*Measurement Specialties, Inc.	200	1,610
#*MEMC Electronic Materials, Inc.	19,320	340,418

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Mentor Graphics Corp.	9,800	$68,012
*Mercury Computer Systems, Inc.	2,500	28,750
Mesa Laboratories, Inc.	300	6,600
*Metavante Technologies, Inc.	12,431	382,875
Methode Electronics, Inc.	4,169	31,601
Micrel, Inc.	9,400	73,508
#Microchip Technology, Inc.	17,860	480,970
#*Micron Technology, Inc.	64,474	411,989
*Micros Systems, Inc.	10,400	284,856
*Microsemi Corp.	5,100	69,615
Microsoft Corp.	804,160	18,913,843
*MicroStrategy, Inc.	700	42,735
*Microtune, Inc.	3,700	7,622
*MIPS Technologies, Inc.	5,600	19,936
Mocon, Inc.	535	4,382
*ModusLink Global Solutions, Inc.	5,100	36,363
Molex, Inc. Class A	9,090	151,258
*Monolithic Power Systems, Inc.	4,520	100,299
*Monotype Imaging Holdings, Inc.	4,300	31,304
*MoSys, Inc.	4,300	6,966
Motorola, Inc.	181,950	1,302,762
*Move, Inc.	9,025	24,097
*MSC.Software Corp.	4,350	31,799
MTS Systems Corp.	1,900	44,631
*Multi-Fineline Electronix, Inc.	2,568	58,525
National Instruments Corp.	6,970	175,783
National Semiconductor Corp.	20,300	305,718
#*NCI, Inc.	1,200	38,028
*NCR Corp.	11,170	144,540
#*NetApp, Inc.	32,060	720,068
*NETGEAR, Inc.	3,800	64,638
#*NetLogic Microsystems, Inc.	2,400	95,376
*NetScout Systems, Inc.	4,708	46,845
#*NetSuite, Inc.	5,000	60,800
*Network Equipment Technologies, Inc.	2,600	14,820
*NeuStar, Inc.	6,500	147,420
*Newport Corp.	2,670	19,731
*NIC, Inc.	5,368	40,743
*Novatel Wireless, Inc.	4,993	47,334
*Novell, Inc.	34,000	155,720
#*Novellus Systems, Inc.	11,582	226,660
*Nu Horizons Electronics Corp.	1,300	5,135
#*Nuance Communications, Inc.	29,270	386,364
*NumereX Corp. Class A	700	3,854
#*Nvidia Corp.	51,600	667,188
*Occam Networks, Inc.	571	2,250
#*Omniture, Inc.	7,186	98,304
*OmniVision Technologies, Inc.	5,200	68,796
*ON Semiconductor Corp.	40,765	297,584
*Online Resources Corp.	4,610	30,472
*Onvia, Inc.	389	2,237
*Open Text Corp.	318	11,982
*Oplink Communications, Inc.	1,500	19,080
OPNET Technologies, Inc.	3,284	31,198
*Opnext, Inc.	2,784	5,652
*Optical Cable Corp.	1,500	5,175
Oracle Corp.	540,651	11,964,607
*OSI Systems, Inc.	2,528	50,080
*Palm, Inc.	14,625	230,051
*PAR Technology Corp.	1,750	9,660
*Parametric Technology Corp.	11,060	142,785

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Park Electrochemical Corp.	2,544	$59,453
*ParkerVision, Inc.	3,300	10,065
Paychex, Inc.	32,650	865,225
*PC Connection, Inc.	1,900	10,906
*PC Mall, Inc.	2,400	20,856
*PC-Tel, Inc.	2,700	18,063
*PDF Solutions, Inc.	2,729	6,277
Pegasystems, Inc.	5,500	155,650
*Perficient, Inc.	2,900	21,402
*Performance Technologies, Inc.	1,357	4,071
*Pericom Semiconductor Corp.	2,935	27,882
*Perot Systems Corp.	14,020	224,040
*Pervasive Software, Inc.	2,700	14,364
*Phoenix Technologies, Ltd.	3,700	12,247
*Photronics, Inc.	4,200	21,462
Plantronics, Inc.	3,799	89,922
*PLATO Learning, Inc.	1,763	7,634
*Plexus Corp.	4,363	112,085
*PLX Technology, Inc.	3,500	13,650
*PMC-Sierra, Inc.	21,900	200,385
#*Polycom, Inc.	8,600	204,250
Power Integrations, Inc.	2,500	73,225
*Presstek, Inc.	266	452
—*Price Communications Liquidation Trust	3,605	492
*Progress Software Corp.	4,500	101,835
*PROS Holdings, Inc.	1,999	15,712
QAD, Inc.	5,210	19,590
*QLogic Corp.	13,400	174,870
QUALCOMM, Inc.	165,920	7,667,163
*Quest Software, Inc.	11,428	168,449
*Radiant Systems, Inc.	3,908	39,314
*RadiSys Corp.	2,860	22,651
#*Rambus, Inc.	8,384	141,941
*RealNetworks, Inc.	12,200	35,380
*Red Hat, Inc.	17,650	402,950
Renaissance Learning, Inc.	3,378	32,868
*RF Micro Devices, Inc.	25,500	132,600
Richardson Electronics, Ltd.	2,200	8,184
*RightNow Technologies, Inc.	2,400	28,896
*Rimage Corp.	1,691	28,189
#*Riverbed Technology, Inc.	7,600	152,076
*Rofin-Sinar Technologies, Inc.	3,700	80,327
*Rogers Corp.	1,286	32,086
#*Rovi Corp.	13,312	348,242
*Rubicon Technology, Inc.	1,800	21,276
*Rudolph Technologies, Inc.	2,537	20,727
*S1 Corp.	7,390	52,395
#*Saba Software, Inc.	3,400	12,954
#*SAIC, Inc.	24,700	446,823
#*Salesforce.com, Inc.	9,350	405,229
*Sandisk Corp.	19,220	342,500
*Sapient Corp.	13,000	86,840
*SAVVIS, Inc.	5,160	74,872
#*ScanSource, Inc.	3,362	95,918
*Scientific Learning Corp.	187	408
*SCM Microsystems, Inc.	1,092	2,402
*SeaChange International, Inc.	4,800	43,920
#Seagate Technology	26,380	317,615
*Semitool, Inc.	4,900	29,008
*Semtech Corp.	7,320	134,688
*ShoreTel, Inc.	4,940	42,583

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Sigma Designs, Inc.	4,000	$64,680
*Silicon Graphics International Corp.	2,152	10,803
*Silicon Image, Inc.	7,300	17,885
#*Silicon Laboratories, Inc.	5,820	249,271
*Silicon Storage Technology, Inc.	11,000	20,680
*Skyworks Solutions, Inc.	18,521	223,734
*Smart Modular Technologies (WWH), Inc.	3,100	9,238
*Smith Micro Software, Inc.	3,600	41,148
*Soapstone Networks, Inc.	1,700	842
*Solera Holdings, Inc.	6,892	185,602
#*Sonic Solutions, Inc.	1,207	4,381
*SonicWALL, Inc.	7,100	53,889
*Sonus Networks, Inc.	200	380
*Sourcefire, Inc.	2,700	47,628
*Spark Networks, Inc.	3,300	8,118
*Spectrum Control, Inc.	2,000	19,740
*SPSS, Inc.	1,768	87,481
*SRA International, Inc.	7,360	144,992
*SRS Labs, Inc.	3,500	26,040
*Standard Microsystems Corp.	2,342	54,334
*Starent Networks Corp.	6,523	156,422
*StarTek, Inc.	2,385	22,538
#*STEC, Inc.	6,224	212,176
#*Stratasys, Inc.	2,463	38,866
*SuccessFactors, Inc.	5,100	53,805
*Sun Microsystems, Inc.	33,027	302,858
*Super Micro Computer, Inc.	1,591	12,633
*Supertex, Inc.	2,100	48,405
*Support.com, Inc.	4,350	10,701
*Switch and Data Facilities Co.	3,549	49,296
#*Sybase, Inc.	10,935	391,473
*Sycamore Networks, Inc.	39,887	135,616
#*Symantec Corp.	87,115	1,300,627
*Symmetricom, Inc.	5,609	36,346
*Symyx Technologies, Inc.	4,500	31,185
#*Synaptics, Inc.	3,300	79,101
*Synchronoss Technologies, Inc.	3,200	38,016
*SYNNEX Corp.	4,888	138,917
*Synopsys, Inc.	15,829	316,263
Syntel, Inc.	5,200	205,816
#*Take-Two Interactive Software, Inc.	2,800	26,656
*Taleo Corp. Class A	2,973	52,028
*Tech Data Corp.	5,300	185,129
Technitrol, Inc.	4,200	30,492
*TechTarget, Inc.	2,581	14,454
*TechTeam Global, Inc.	1,479	9,599
*Techwell, Inc.	1,671	15,941
#*Tekelec	8,700	159,993
*TeleCommunication Systems, Inc.	4,200	34,776
*TeleTech Holdings, Inc.	6,000	100,320
*Tellabs, Inc.	54,566	316,483
*Teradata Corp.	17,185	422,235
#*Teradyne, Inc.	18,500	145,780
#*Terremark Worldwide, Inc.	6,700	41,741
*Tessco Technologies, Inc.	876	13,210
*Tessera Technologies, Inc.	1,700	47,753
Texas Instruments, Inc.	136,530	3,283,546
#*THQ, Inc.	7,619	51,123
#*TIBCO Software, Inc.	20,000	174,600
*Tier Technologies, Inc. Class B	2,100	15,540
*TiVo, Inc.	11,800	120,950

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*TNS, Inc.	2,000	$45,860
*Tollgrade Communications, Inc.	1,200	6,708
Total System Services, Inc.	18,883	277,202
*Travelzoo, Inc.	1,041	14,210
#*Trimble Navigation, Ltd.	13,948	330,707
*Triquint Semiconductor, Inc.	17,700	127,086
*TTM Technologies, Inc.	4,100	40,467
#*Tyler Technologies, Inc.	5,500	84,700
#*Ultimate Software Group, Inc.	2,396	61,338
*Ultratech, Inc.	3,800	45,258
*Unica Corp.	2,600	16,276
United Online, Inc.	9,350	85,833
#*Universal Display Corp.	4,458	54,165
*ValueClick, Inc.	8,200	94,300
#*Varian Semiconductor Equipment Associates, Inc.	6,597	211,368
*Veeco Instruments, Inc.	1,600	30,144
#*VeriFone Holdings, Inc.	6,500	58,565
#*VeriSign, Inc.	18,532	378,794
*Viasat, Inc.	4,300	116,100
*Vicon Industries, Inc.	900	5,850
*Video Display Corp.	1,359	4,240
*Virage Logic Corp.	1,005	5,015
*Virtusa Corp.	3,200	29,824
*Visa, Inc.	56,500	3,698,490
*Vishay Intertechnology, Inc.	17,193	122,242
#*VistaPrint, Ltd.	3,400	140,250
#*VMware, Inc. Class A	7,657	246,785
*Vocus, Inc.	1,300	21,866
*Volterra Semiconductor Corp.	1,900	31,521
Wayside Technology Group, Inc.	252	1,870
*Web.com Group, Inc.	2,905	17,837
#*WebMD Health Corp. Class A	1,353	45,204
*Websense, Inc.	5,331	78,899
*Western Digital Corp.	23,200	701,800
#Western Union Co.	59,027	1,031,792
*Wright Express Corp.	3,640	102,939
Xerox Corp.	64,130	525,225
Xilinx, Inc.	32,430	703,407
*Yahoo!, Inc.	103,250	1,478,540
*Zebra Technologies Corp. Class A	5,280	129,043
*ZiLOG, Inc.	2,600	6,474
*Zoran Corp.	10,989	126,593
*Zygo Corp	165	1,043

Total Information Technology		208,877,709

Materials — (3.2%)
A. Schulman, Inc.	3,300	70,323
A.M. Castle & Co.	1,988	20,973
*AEP Industries, Inc.	800	25,528
Air Products & Chemicals, Inc.	21,500	1,603,900
Airgas, Inc.	9,540	425,293
AK Steel Holding Corp.	10,900	214,403
#Albemarle Corp.	10,000	297,100
Alcoa, Inc.	72,038	847,167
#Allegheny Technologies, Inc.	10,879	294,603
AMCOL International Corp.	2,861	53,815
*American Pacific Corp.	300	2,430
American Vanguard Corp.	2,950	25,547
AptarGroup, Inc.	7,900	275,868
*Arabian American Development Co.	700	2,415
Arch Chemicals, Inc.	2,400	63,720

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Materials — (Continued)
Ashland, Inc.	7,707	$255,410
*Balchem Corp.	2,275	63,131
#Ball Corp.	10,722	518,516
Bemis Co., Inc.	9,191	241,907
*Brush Engineered Materials, Inc.	2,740	58,444
*Buckeye Technologies, Inc.	3,300	20,955
*Bway Holding Co.	4,700	74,730
Cabot Corp.	3,500	64,050
*Calgon Carbon Corp.	5,700	72,219
Carpenter Technology Corp.	4,775	89,245
#Celanese Corp. Class A	7,400	190,180
CF Industries Holdings, Inc.	5,947	469,456
Cliffs Natural Resources, Inc.	11,800	323,202
#*Coeur d’Alene Mines Corp.	2,000	28,400
Commercial Metals Co.	14,500	239,830
#Compass Minerals International, Inc.	2,800	148,932
*Core Molding Technologies, Inc.	389	1,190
*Crown Holdings, Inc.	18,400	461,840
Cytec Industries, Inc.	5,200	130,520
Deltic Timber Corp.	1,300	58,461
Dow Chemical Co.	32,900	696,493
du Pont (E.I.) de Nemours & Co.	70,600	2,183,658
#Eagle Materials, Inc.	4,719	128,829
Eastman Chemical Co.	6,400	317,824
Ecolab, Inc.	24,925	1,034,637
FMC Corp.	6,800	330,752
#Freeport-McMoRan Copper & Gold, Inc. Class B	34,473	2,078,722
Friedman Industries, Inc.	1,199	6,607
*General Moly, Inc.	6,400	18,112
*Gentek, Inc.	1,260	29,900
#Greif, Inc. Class A	3,100	159,123
H.B. Fuller Co.	4,800	96,768
Hawkins, Inc.	888	16,659
*Haynes International, Inc.	1,800	41,454
#*Headwaters, Inc.	7,000	21,490
*Hecla Mining Co.	24,200	76,230
*Horsehead Holding Corp.	3,700	39,553
*Huntsman Corp.	14,200	87,188
*ICO, Inc.	1,200	4,956
Innophos Holdings, Inc.	2,500	46,950
*Innospec, Inc.	1,700	20,298
International Flavors & Fragrances, Inc.	8,730	307,820
International Paper Co.	9,800	184,338
Kaiser Aluminum Corp.	2,300	76,038
*Kapstone Paper and Packaging Corp.	1,000	5,040
KMG Chemicals, Inc.	1,500	11,100
Koppers Holdings, Inc.	1,000	27,910
*Kronos Worldwide, Inc.	5,583	45,892
#*Landec Corp.	3,992	25,229
*Louisiana-Pacific Corp.	11,400	48,108
*LSB Industries, Inc.	1,900	33,744
Lubrizol Corp.	7,800	451,854
Martin Marietta Materials, Inc.	4,500	387,315
MeadWestavco Corp.	18,410	358,811
Minerals Technologies, Inc.	1,600	69,552
#*Mines Management, Inc.	1,170	2,071
Monsanto Co.	52,250	4,389,000
Mosaic Co. (The)	39,660	2,068,269
Myers Industries, Inc.	3,866	38,041
Nalco Holding Co.	11,333	200,481
NewMarket Corp.	1,989	150,468

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Materials — (Continued)
Newmont Mining Corp.	49,160	$2,032,766
NL Industries, Inc.	5,704	38,958
*Northern Technologies International Corp.	300	2,607
#Nucor Corp.	33,880	1,506,644
Olin Corp.	8,155	112,458
Olympic Steel, Inc.	1,600	40,816
*OM Group, Inc.	3,600	121,176
*OMNOVA Solutions, Inc.	2,700	15,147
#*Owens-Illinois, Inc.	17,800	604,132
P.H. Glatfelter Co.	5,000	51,750
Packaging Corp. of America	8,900	175,063
*Pactiv Corp.	15,100	380,218
*Penford Corp.	1,928	12,648
*PolyOne Corp.	12,400	53,196
PPG Industries, Inc.	16,335	898,425
Praxair, Inc.	29,800	2,329,764
Quaker Chemical Corp.	900	16,200
*Ready Mix, Inc.	800	3,040
Reliance Steel & Aluminum Co.	7,700	259,567
Rock-Tenn Co. Class A	4,400	197,824
*Rockwood Holdings, Inc.	7,780	139,418
Royal Gold, Inc.	4,600	188,968
RPM International, Inc.	14,000	223,440
*RTI International Metals, Inc.	2,100	37,296
Schnitzer Steel Industries, Inc. Class A	2,724	146,470
Schweitzer-Maudoit International, Inc.	2,340	76,518
#Scotts Miracle-Gro Co. Class A (The)	6,660	260,073
Sealed Air Corp.	14,860	273,275
*Senomyx, Inc.	701	1,963
Sensient Technologies Corp.	6,270	157,941
#Sigma-Aldrich Corp.	16,135	818,851
Silgan Holdings, Inc.	4,730	237,730
*Solitario Exploration & Royalty Corp.	400	800
*Solutia, Inc.	2,600	23,244
Sonoco Products Co.	11,480	303,990
Southern Copper Corp.	83,000	2,138,080
*Spartech Corp.	2,300	28,750
#Steel Dynamics, Inc.	21,700	355,012
Stepan Co.	1,391	62,289
*Stillwater Mining Co.	9,900	66,231
*Synalloy Corp.	1,037	9,022
Temple-Inland, Inc.	11,100	173,826
Terra Industries, Inc.	9,200	268,272
#Texas Industries, Inc.	3,200	145,600
*Titanium Metals Corp.	20,417	170,890
*U.S. Gold Corp.	8,900	26,344
*United States Lime & Minerals, Inc.	804	31,509
*United States Steel Corp.	12,000	477,000
*Universal Stainless & Alloy Products, Inc.	300	5,283
Valhi, Inc.	9,895	129,921
Valspar Corp.	12,500	316,500
Vulcan Materials Co.	9,616	456,568
*W.R. Grace & Co.	7,500	124,725
#Walter Energy, Inc.	5,000	246,800
*Wausau Paper Corp.	5,223	49,096
Westlake Chemical Corp.	6,200	154,938
Weyerhaeuser Co.	15,541	544,557
Worthington Industries, Inc.	8,100	107,082
Zep, Inc.	2,526	40,618
*Zoltek Companies, Inc.	3,087	30,623

Total Materials		41,952,899

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Other — (0.0%)
—*MAIR Holdings, Inc. Escrow Shares	700	$—
—*Petrocorp, Inc. Escrow Shares	100	6

Total Other		6

Telecommunication Services — (2.6%)
Alaska Communications Systems Group, Inc.	4,500	33,345
#*American Tower Corp.	50,404	1,718,272
*Arbinet Corp.	3,000	6,300
AT&T, Inc.	560,712	14,707,476
Atlantic Tele-Network, Inc.	1,473	61,763
#*Cbeyond, Inc.	2,162	30,311
*Centennial Communications Corp.	15,700	120,419
CenturyTel, Inc.	27,711	869,848
*Cincinnati Bell, Inc.	28,300	88,579
*Cogent Communications Group, Inc.	4,400	36,476
Consolidated Communications Holdings, Inc.	3,313	41,843
#*Crown Castle International Corp.	22,700	652,398
D&E Communications, Inc.	1,799	19,069
Frontier Communications Corp.	32,000	224,000
*General Communications, Inc. Class A	4,600	31,510
*Global Crossing, Ltd.	4,800	52,176
Hickory Tech Corp.	2,200	18,634
#Iowa Telecommunications Services, Inc.	2,200	26,972
*iPCS, Inc.	1,800	32,418
#*Leap Wireless International, Inc.	7,825	187,409
#*MetroPCS Communications, Inc.	33,360	395,316
*Neutral Tandem, Inc.	2,700	83,700
*NII Holdings, Inc.	14,852	341,893
NTELOS Holdings Corp.	4,000	61,960
*PAETEC Holding Corp.	10,500	30,870
*Premiere Global Services, Inc.	5,500	52,745
Qwest Communications International, Inc.	185,460	715,876
#*SBA Communications Corp.	12,860	335,517
*Shenandoah Telecommunications Co.	3,200	65,152
*Sprint Nextel Corp.	289,478	1,157,912
*SureWest Communications	2,098	26,875
*Syniverse Holdings, Inc.	7,480	131,125
Telephone & Data Systems, Inc.	5,600	144,144
Telephone & Data Systems, Inc. Special Shares	8,208	197,813
#*tw telecom, inc.	10,000	99,000
*United States Cellular Corp.	6,200	222,084
*USA Mobility, Inc.	3,500	47,250
Verizon Communications, Inc.	305,625	9,801,394
Windstream Corp.	46,808	410,506
*Xeta Corp.	1,100	2,365

Total Telecommunication Services		33,282,715

Utilities — (3.0%)
#*AES Corp.	72,993	933,580
AGL Resources, Inc.	6,200	208,444
Allegheny Energy, Inc.	14,800	373,108
ALLETE, Inc.	2,600	83,148
Alliant Energy Corp.	10,000	261,600
#Ameren Corp.	8,100	205,983
American Electric Power Co., Inc.	36,878	1,141,743
American States Water Co.	1,900	69,065
Aqua America, Inc.	13,467	243,214
Artesian Resources Corp. Class A	471	8,332
Atmos Energy Corp.	9,030	245,255
Avista Corp.	3,900	72,228
*Cadiz, Inc.	104	1,211

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Utilities — (Continued)
California Water Service Group	1,914	$72,483
#*Calpine Corp.	35,312	454,819
CenterPoint Energy, Inc.	27,700	333,785
Central Vermont Public Service Corp.	1,249	23,032
CH Energy Group, Inc.	1,800	89,082
Chesapeake Utilities Corp.	975	32,321
#Cleco Corp.	6,582	155,928
CMS Energy Corp.	2,900	37,526
Connecticut Water Services, Inc.	300	6,489
Consolidated Edison, Inc.	28,000	1,102,080
Constellation Energy Group	9,600	275,520
Delta Natural Gas Co., Inc.	360	8,672
#Dominion Resources, Inc.	53,400	1,804,920
DPL, Inc.	7,100	170,045
DTE Energy Co.	14,000	482,440
Duke Energy Corp.	128,264	1,985,527
*Dynegy, Inc.	9,800	19,698
Edison International	24,400	788,608
*El Paso Electric Co.	3,400	51,374
Empire District Electric Co.	3,470	63,709
Energen Corp.	5,300	218,996
Energy West, Inc.	1,050	8,736
#Entergy Corp.	20,000	1,606,600
EQT Corp.	5,500	211,090
Exelon Corp.	49,600	2,522,656
FirstEnergy Corp.	26,100	1,075,320
FPL Group, Inc.	39,026	2,211,603
Great Plains Energy, Inc.	5,200	82,836
Hawaiian Electric Industries, Inc.	7,300	130,451
IDACORP, Inc.	2,600	72,072
Integrys Energy Group, Inc.	5,701	192,580
#ITC Holdings Corp.	5,700	271,890
Laclede Group, Inc.	2,600	87,282
#MDU Resources Group, Inc.	16,200	326,106
MGE Energy, Inc.	2,398	86,016
Middlesex Water Co.	1,920	29,357
*Mirant Corp.	17,300	312,438
National Fuel Gas Co.	6,200	251,596
New Jersey Resources Corp.	4,800	185,280
#Nicor, Inc.	4,300	156,692
NiSource, Inc.	8,100	104,328
Northeast Utilities, Inc.	16,040	369,080
Northwest Natural Gas Co.	2,997	133,786
NorthWestern Corp.	3,000	72,600
#*NRG Energy, Inc.	23,600	642,156
NSTAR	11,700	375,570
#NV Energy, Inc.	12,200	140,300
OGE Energy Corp.	7,100	213,710
Oneok, Inc.	9,200	304,520
#Ormat Technologies, Inc.	5,400	213,786
Pennichuck Corp.	600	13,770
Pepco Holdings, Inc.	14,600	209,948
PG&E Corp.	39,000	1,574,430
Piedmont Natural Gas Co.	7,900	194,498
Pinnacle West Capital Corp.	8,300	265,268
PNM Resources, Inc.	7,020	85,644
Portland General Electric Co.	2,719	51,743
PPL Corp.	31,800	1,074,522
Progress Energy, Inc.	28,450	1,122,068
Public Service Enterprise Group, Inc.	53,091	1,722,803
Questar Corp.	19,799	654,753

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Utilities — (Continued)
RGC Resources, Inc.	100	$2,605
*RRI Energy, Inc.	36,499	195,270
#SCANA Corp.	12,320	435,512
Sempra Energy	25,400	1,331,722
SJW Corp.	2,656	59,547
South Jersey Industries, Inc.	3,300	121,704
Southern Co.	80,900	2,540,260
Southwest Gas Corp.	3,400	82,348
Southwest Water Co.	2,170	10,611
TECO Energy, Inc.	11,700	157,833
UGI Corp.	11,600	306,704
UIL Holdings Corp.	1,833	44,725
Unisource Energy Corp.	3,300	91,080
Vectren Corp.	8,200	201,392
Westar Energy, Inc.	8,600	169,162
WGL Holdings, Inc.	3,907	129,400
Wisconsin Energy Corp.	12,590	540,992
Xcel Energy, Inc.	42,000	837,480

Total Utilities		38,642,196

TOTAL COMMON STOCKS		1,097,155,303

RIGHTS/WARRANTS — (0.0%)
—*Preferred Bank Rights 08/24/09	940	316

TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	3,856,681	3,856,681

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.7%)
§@DFA Short Term Investment Fund LP	187,727,843	187,727,843
@Repurchase Agreement, Deutsche Bank 0.20%, 08/03/09 (Collateralized by $1,863,154 FHLMC 4.000%, 07/01/39, valued at $1,814,519) to be repurchased at $1,761,698	$1,762	1,761,669
@Repurchase Agreement, UBS Securities LLC 0.19%, 08/03/09 (Collateralized by $830,000 FNMA 6.000%, 06/01/37 & 02/01/39, valued at $701,007) to be repurchased at $679,401	679	679,390

TOTAL SECURITIES LENDING COLLATERAL		190,168,902

TOTAL INVESTMENTS — (100.0%)
(Cost $1,122,333,005)##		$1,291,181,202

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$118,145,262	—	—	$118,145,262
Consumer Staples	130,215,911	—	—	130,215,911
Energy	122,776,696	—	—	122,776,696
Financials	128,821,203	—	—	128,821,203
Health Care	157,423,727	$8,514	—	157,432,241
Industrials	117,008,465	—	—	117,008,465
Information Technology	208,877,217	492	—	208,877,709
Materials	41,952,899	—	—	41,952,899
Other	—	6	—	6
Telecommunication Services	33,282,715	—	—	33,282,715
Utilities	38,642,196	—	—	38,642,196
Rights/Warrants	—	316	—	316
Temporary Cash Investments	3,856,681	—	—	3,856,681
Securities Lending Collateral	—	190,168,902	—	190,168,902

TOTAL	$1,101,002,972	$190,178,230	—	$1,291,181,202

Organization

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP. At July 31, 2009, the Trust consisted of fourteen investment portfolios, all of which are included in this document.

Security Valuation

Securities held by the Domestic Equity Portfolios (The U.S. Large Company Series, The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fixed income instruments held by The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series (the “Fixed Income Portfolios”), are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

Effective December 1, 2007, the Series adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Federal Tax Cost

At July 31, 2009, the total cost of securities for federal income tax purposes was:

The U.S. Large Company Series	$4,081,611,882
The U.S. Large Cap Value Series	7,334,246,315
The DFA International Value Series	5,865,118,430
The Japanese Small Company Series	1,616,820,030
The Asia Pacific Small Company Series	730,919,362
The United Kingdom Small Company Series	807,473,942
The Continental Small Company Series	1,663,642,283
The Canadian Small Company Series	506,416,960
The Emerging Markets Series	1,326,571,969
The Emerging Markets Small Cap Series	927,981,550
The DFA One-Year Fixed Income Series	3,405,404,026
The DFA Two-Year Global Fixed Income Series	3,141,531,115
The Tax-Managed U.S. Marketwide Value Series	2,813,401,746
The Tax-Managed U.S. Equity Series	1,122,808,113

Recent Issued Accounting Standards

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series’ financial statements has not yet been determined.

In May 2009, Statement of Financial Accounting Standards No. 165 (“FAS 165”), regarding Subsequent Events was issued and is effective for interim or annual financial periods after June 15, 2009. FAS 165 establishes general standards of accounting for and disclosure of events that occur after the financial statement date, but before the financial statements are issued. Management has evaluated the impact of all subsequent events on the Funds through September 29, 2009, the date the financial statements were issued, and had determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a)	Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:	/s/ David G. Booth
David G. Booth
Chairman, Trustee, President and
Chief Executive Officer

Date: September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
The DFA Investment Trust Company

Date: September 29, 2009

By:	/s/ David R. Martin
David R. Martin
Principal Financial Officer
The DFA Investment Trust Company

Date: September 29, 2009